September 30, 1998
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                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549
                             ----------------
                                 FORM N-1A

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          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

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                       Pre-Effective Amendment No.
   /   /

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                      Post-Effective Amendment No. 9
   / X /
                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
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    ----
                             Amendment No. 11
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
                   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                  (Registration No. 33- 37992; 811- 6258)
            (Exact name of registrant as specified in charter)
                                                             ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                       Pre-Effective Amendment No.
   /   /

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                      Post-Effective Amendment No. 9
   / X /
                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

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                             Amendment No. 10
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
                   PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                   (Registration No. 33-35677; 811-6129)
            (Exact name of registrant as specified in charter)
                                                             ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----


                                                             ----
                        Pre-Effective Amendment No.
   /   /

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                      Post-Effective Amendment No. 18
   / X /
                                    and
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            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
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                             Amendment No. 20
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
               PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                    Registration No. 33-5416; 811-4518
            (Exact name of registrant as specified in charter)

    ----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                        Pre-Effective Amendment No.
   /   /

   ----

    ----
                      Post-Effective Amendment No. 18
   / X /
                                    and
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    ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                             Amendment No. 20
   / X /
                     (Check appropriate box or boxes)
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                              ---------------
                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                    Registration No. 33-8923; 811-4529
                 PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                    Registration No. 33-8916; 811-4527
                   PUTNAM OHIO TAX EXEMPT INCOME FUND
                    Registration No. 33-8924; 811-4528
            (Exact name of registrant as specified in charter)

          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                       Pre-Effective Amendment No.
   /   /

   ----

    ----
                      Post-Effective Amendment No. 9
   / X /
                                    and
   ----


                                                             ----
            REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                                ACT OF 1940
   ----

    ----
                             Amendment No. 11
   / X /
                     (Check appropriate box or boxes)
   ----
                              ---------------
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                   (Registration No. 33-32550; 811-5977)
            (Exact name of registrant as specified in charter)




----
          REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
   / X /

   ----

    ----
                        Pre-Effective Amendment No.
   /   /

   ----

    ----
                 Post-Effective Amendment No. 11
   / X /
                               and
   ----

    ----
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY
   / X /
                           ACT OF 1940
   ----

    ----
                        Amendment No. 12
   / X /
                     (Check appropriate box or boxes)
   ----
                         ---------------
           PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                   (Registration No. 33-28321; 811-5802)
       (Exact name of registrant as specified in charter)

            One Post Office Square, Boston, Massachusetts 02109
                 (Address of principal executive offices)
 . . Registrants' Telephone Number, including Area Code (617)
292-1000

     It is proposed that this filing will become effective
                          (check appropriate box)
 ----
/   /      immediately upon filing pursuant to paragraph (b)
----
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/ X /      on September 30, 1998 pursuant to paragraph (b)
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/   /      60 days after filing pursuant to paragraph (a)(1)
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/   /      on [date] pursuant to paragraph (a)(1)
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/   /      75 days after filing pursuant to paragraph (a)(2)
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/   /      on (date) pursuant to paragraph (a)(2) of Rule 485.
----
 If appropriate, check the following box:
 ----
/   /      this post-effective amendment designates a new
----       effective date for a previously filed post-effective
                      amendment.

                              --------------
                      JOHN R. VERANI, Vice President
                   PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                   PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                  PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                  PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                 PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                    PUTNAM OHIO TAX EXEMPT INCOME FUND
                PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
                          One Post Office Square
                        Boston, Massachusetts 02109
                  (Name and address of agent for service)
                              ---------------
                                 Copy to:
                        JOHN W. GERSTMAYR, Esquire
                               ROPES & GRAY
                          One International Place
                        Boston, Massachusetts 02110
                          ----------------------


                  PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                 PUTNAM FLORIDA TAX EXEMPT INCOME FUND
              PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                 PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
                PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                   PUTNAM OHIO TAX EXEMPT INCOME FUND
               PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

                           CROSS REFERENCE SHEET
                       (as required by Rule 481(a))
Part A

N-1A Item No.                              Location

1.  Cover Page . . . . . . . . . . . . . . Cover page

2.  Synopsis . . . . . . . . . . . . . . . Expenses summary

3.  Condensed Financial Information. . . . Financial highlights;
                                           How performance is
                                           shown

4.  General Description of Registrant. . . Objectives; How the
                                           funds pursue their
                                           objectives;
                                           Organization and
                                           history

5.  Management of the Fund . . . . . . . . Expenses summary;
                                           How the funds are
                                           managed; About Putnam
                                           Investments, Inc.

 5A.                                       Management's
Discussion of Fund
    Performance. . . . . . . . . . . . . . (Contained in the
                                           annual report of the
                                           Registrants)

6.  Capital Stock and Other Securities . . Cover page;
                                           Organization and
                                           history; How a fund
                                           makes distributions
                                           to shareholders; tax
                                           information

7.  Purchase of Securities Being Offered . How to buy shares;
                                           Distribution plans;


 How to sell shares;

 How to exchange

 shares; How a fund

 values its shares

8.  Redemption or Repurchase . . . . . . . How to buy shares;
                                           How to sell shares;
                                           How to exchange
                                           shares; Organization
                                           and history
9.  Pending Legal Proceedings. . . . . . . Not applicable

Part B

N-1A Item No.                              Location

10. Cover Page . . . . . . . . . . . . . . Cover page

11. Table of Contents. . . . . . . . . . . Cover page

12. General Information and History. . . . Organization and
                                           history (Part A)

13. Investment Objectives and Policies . . How the funds
                                           pursues their
                                           objectives (Part A);
                                           Investment
                                           restrictions;
                                           Miscellaneous
                                           investment practices

14. Management of the Registrant . . . . . Management (Trustees;
                                           Trustee fees;
                                           Officers); Additional
                                           officers

15. Control Persons and Principal. . . . . Management (Trustees;
    Holders of Securities                  Trustee fees;
                                           Officers); Charges
                                           and expenses (Share
                                           ownership)

16. Investment Advisory and Other. . . . . Organization and
    Services                               history (Part A);
                                           Management (Trustees;
                                           Officers; The
                                           management contract;
                                           Principal
                                           underwriter; Investor
                                           servicing agent and
                                           custodian); Charges
                                           and expenses;
                                           Distribution plans;
                                           Independent
                                           accountants and
                                           financial statements


17. Brokerage Allocation . . . . . . . . . Management (Portfolio
                                           transactions);
                                           Charges and expenses

18. Capital Stock and Other Securities . . Organization and
                                           history (Part A); How
                                           a fund makes
                                           distributions to
                                           shareholders; tax
                                           information (Part A);
                                           Suspension of
                                           redemptions

19. Purchase, Redemption, and Pricing. . . How to buy shares
    of Securities Being Offered            (Part A); How to sell
                                           shares (Part A); How
                                           to exchange shares
                                           (Part A); How to buy
                                           shares; Determination
                                           of net asset value;
                                           Suspension of
                                           redemptions

20. Tax Status . . . . . . . . . . . . . . How a fund makes


                                   distributions to
                                            shareholders; tax
                                            information (Part A);
                                            Taxes

21. Underwriters . . . . . . . . . . . . . Management (Principal
                                           underwriter); Charges
                                           and expenses

22. Calculation of Performance Data. . . . How performance is shown (Part A);
                                           Investment
                                           performance; Standard
                                           performance measures

23. Financial Statements . . . . . . . . . Independent
                                           accountants and
                                           financial statements

Part C

    Information required to be included in Part C is set forth under the appropriate Item, so numbered, in Part C of the Registration Statement.








    September 30,         1998

Putnam Arizona Tax Exempt Income Fund (the "Arizona fund") Putnam Florida Tax Exempt Income Fund (the "Florida fund") Putnam Massachusetts Tax Exempt Income Fund (the "Massachusetts fund")
Putnam Michigan Tax Exempt Income Fund (the "Michigan fund") Putnam Minnesota Tax Exempt Income Fund (the "Minnesota fund") Putnam New Jersey Tax Exempt Income Fund (the "New Jersey fund") Putnam Ohio Tax Exempt Income Fund (the "Ohio fund")
Putnam Pennsylvania Tax Exempt Income Fund (the "Pennsylvania fund")
Class A, B and M shares
INVESTMENT STRATEGY: TAX-ADVANTAGED

This prospectus explains concisely what you should know before investing in the above funds. Please read it carefully and keep it for future reference. You can find more detailed information
about each fund in the September 30,         1998 statement of
additional information (the "SAI"), as amended from time to time. For a free copy of the SAI or other information, call Putnam Investor Services at 1-800-225-1581. The SAI has been filed with the Securities and Exchange Commission (the "Commission") and is incorporated into this prospectus by reference. The Commission maintains a Web site (http://www.sec.gov) that contains the SAI, material incorporated by reference into this prospectus and the SAI, and other information regarding registrants that file electronically with the Commission.

Each fund invests primarily in a portfolio of state tax-exempt securities, which may include securities of issuers other than the relevant state and its political subdivisions.

THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

SHARES OF THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR
GUARANTEED OR ENDORSED BY, ANY FINANCIAL INSTITUTION, ARE NOT
INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL
RESERVE BOARD OR ANY OTHER AGENCY, AND INVOLVE RISK, INCLUDING
THE POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.


                         BOSTON*LONDON*TOKYO





ABOUT THE FUNDS

Expenses summary
       ..........................................................
 ......

This section describes the sales charges, management fees, and annual operating expenses that apply to various classes of a fund's shares. Use it to help you estimate the impact of transaction costs and recurring expenses on your investment over time.

Financial highlights
       ..........................................................
 ......

        Study these tables to see, among other things, how a fund performed each year for the past 10 years or since it began investment operations if it has been in operation for less than 10 years.

Objectives

       ..........................................................
 ......

Read this section to make sure a fund's objectives are consistent with your own.

How the funds pursue their objectives

       ..........................................................
 ......

This section explains in detail how         a fund seeks its
investment objectives and identifies        risks associated with
        a fund's investment         policies.

How performance is shown
       ..........................................................
 ......

This section describes and defines the measures used to assess fund performance. All data are based on past investment results and do not predict future performance.

How the funds are managed
       ..........................................................
 ......

Consult this section for information about         a fund's
management, allocation of its expenses, and how it purchases and sells securities.

Organization and history
       ..........................................................
 ......

In this section, you will learn when         a fund was
introduced, how it is organized, how it may offer shares, and who its Trustees are.

ABOUT YOUR INVESTMENT

Alternative sales arrangements
       ..........................................................
 ......

Read this section for descriptions of the classes of shares this prospectus offers and for points you should consider when making your choice.

How to buy shares
       ..........................................................
 ......

This section describes the ways you may purchase shares and tells you the minimum amounts required to open various types of accounts. It explains how sales charges are determined and how you may become eligible for reduced sales charges.

Distribution plans
       ..........................................................
 ......

This section tells you what distribution fees are charged against each class of shares.

How to sell shares
       ..........................................................
 ......

In this section you can learn how to sell fund shares, either directly to a fund or through an investment dealer.

How to exchange shares
       ..........................................................
 ......

Find out in this section how you may exchange fund shares for shares of other Putnam funds. The section also explains how exchanges can be made without sales charges and the conditions under which sales charges may be required.

How a fund values its shares
       ..........................................................
 ......

This section explains how a fund determines the value of its shares.

How a fund makes distributions to shareholders; tax information
 ................................................................
This section describes the various options you have in choosing how to receive fund dividends. It also discusses the tax status of the payments and counsels you to seek specific advice about your own situation.

ABOUT PUTNAM INVESTMENTS, INC.
       ..........................................................
 ......
Read this section to learn more about the companies that provide marketing, investment management, and shareholder account services to Putnam funds and their shareholders.

APPENDIX
        Securities ratings




About the funds

EXPENSES SUMMARY

Expenses are one of several factors to consider when investing. The following table summarizes your maximum transaction costs from investing in a fund and expenses based on the most recent fiscal year. The examples show the cumulative expenses attributable to a hypothetical $1,000 investment over specified periods.

 Class A                          Class B       Class M
  shares                          shares        shares
Shareholder transaction
 expenses

Maximum sales charge
 imposed on purchases
 (as a percentage of
 offering price)                   4.75%        NONE*
3.25%*


Deferred sales charge                      5.0% in the first
 (as a percentage                           year, declining
 of the lower of                            to 1.0% in the
 original purchase                         sixth year, and
 price or redemption                           eliminated
 proceeds)                        NONE**      thereafter
NONE

The tables on pages 5 and 6 are provided to help you understand the expenses of investing and your share of fund operating expenses . The expenses shown in the table do not reflect the application of credits that reduce fund expenses. Putnam Management has agreed to waive a portion of its management fees for the Arizona, Minnesota and Ohio funds. Absent such fee waivers, the management fees would have been 0.60% for each such fund, and the total fund operating expenses for the class A, B and M shares would have been 0.99%, 1.64% and 1.29%, respectively, for the Arizona fund; 1.01%, 1.66% and 1.31%, respectively, for the Minnesota fund; and 0.98%, 1.63% and 1.28%, respectively, for the Ohio fund.

Annual fund operating expenses
(as a percentage of average net assets)

                                                           Total
fund
                    Management                       Other
operating
                    fees                             expenses
expenses
                    (after                        (after
(after
                     expense     12b-1  expense        expense
                    limitation)  fees        limitation)
limitation)
                    ----------   -----  --------  -----------
Arizona fund
 class A               0.40%            0.20%
0.19%          0.79%
 class B               0.40%            0.85%
0.19%          1.44%
 class M               0.40%            0.50%
0.19%          1.09%

Florida fund
 class A       0.60%             0.20%   0.16%         0.96%
 class B       0.60%             0.85%   0.16%         1.61%
 class M       0.60%             0.50%   0.16%         1.26%

Massachusetts fund
 class A       0.60%             0.20%           0.15%
          0.95%
 class B       0.60%             0.85%           0.15%
          1.60%
 class M       0.60%             0.50%           0.15%
          1.25%

Michigan fund
 class A       0.60%             0.20%   0.19%         0.99%
 class B       0.60%             0.85%   0.19%         1.64%
 class M       0.60%             0.50%   0.19%         1.29%

Minnesota fund
 class A               0.50%            0.20%
0.21%          0.91%
 class B               0.50%            0.85%
0.21%          1.56%
 class M               0.50%                    0.50%
0.21%          1.21%

New Jersey fund
 class A       0.60%             0.20%   0.16%         0.96%
 class B       0.60%             0.85%   0.16%         1.61%
 class M       0.60%             0.50%   0.16%         1.26%

Ohio fund
 class A               0.50%            0.20%      0.18%

0.88%
 class B               0.50%            0.85%      0.18%

1.53%
 class M               0.50%            0.50%      0.18%

1.18%

Pennsylvania fund
 class A       0.60%             0.20%   0.18%         0.98%
 class B       0.60%             0.85%   0.18%         1.63%
 class M       0.60%             0.50%   0.18%         1.28%






Examples

Your investment of $1,000 would incur the following expenses, assuming 5% annual return and, except as indicated, redemption at the end of each period:

                                 1            3         5      10
                                 year        years         years
years
Arizona fund
class A                            $55       $72    $89
          $141
class B                            $65       $76       $99
           $155***
class B (no redemption)           $15        $46
          $79       $155***
class M                            $43       $66       $91
          $161


Florida fund
class A                   $57          $77        $98      $160
class B                   $66          $81        $108
$174***
class B (no redemption)   $16          $51        $88
$174***
class M                   $45          $71        $99      $180

Massachusetts fund
class A                   $57                  $76
$98                    $159
class B                   $66                  $80
$107      $173***
class B (no redemption)   $16                  $50
$87            $173***
class M                   $45          $71        $99

$179

Michigan fund
class A                   $57          $78        $100 $163
class B                   $67          $82        $109 $177***
class B (no redemption)   $17          $52        $89
$177***
class M                   $45          $72        $101 $183

Minnesota fund
class A                           $56        $75       $95
          $154
class B                           $66        $79       $105
$168***
class B (no redemption)           $16        $49
$85            $168***
class M                           $44        $70       $97
          $174

New Jersey fund
class A                            $57       $77
$98            $160
class B                   $66          $81        $108 $174***
class B (no redemption)   $16          $51        $88
$174***
class M                            $47       $74
$102      $182

Ohio fund
class A                           $56        $74
$94        $151
class B                            $66       $78
$103       $165***
class B (no redemption)           $16        $48
$83        $165***
class M                           $44        $69        $95
           $171

Pennsylvania fund
class A                    $57         $77        $99      $162
class B                    $67         $81        $109 $176***
class B (no redemption)    $17         $51         $89 $176***
class M                            $48       $74
$103      $184

The examples do not represent past or future expense levels.
Actual expenses may be greater or less than those shown. Federal regulations require the examples to assume a 5% annual return, but actual annual return varies.

* The higher 12b-1 fees borne by class B and class M shares may cause long-term shareholders to pay more than the economic equivalent of the maximum permitted front-end sales charge on class A shares.

** A deferred sales charge of up to 1.00% is assessed on certain redemptions of class A shares that were purchased without an initial sales charge. See "How to buy shares
    -Class A shares."

*** Reflects conversion of class B shares to class A shares

(which pay lower ongoing expenses) approximately eight years after purchase.  See "Alternative sales arrangements."




Financial highlights

The following tables present per share financial information for class A, B and M shares. This information has been audited and reported on by the independent accountants. The "Report of independent accountants" and financial statements included in
each fund's annual report to shareholders for the         1998
fiscal year are incorporated by reference into this prospectus. Each fund's annual report, which contains additional unaudited performance information, is available without charge upon request.

       (For a share outstanding throughout the period)

Arizona fund


Per-share

operating performance
             For the nine

              months ended      Year ended
Class A shares
        Year Ended May 31,         May 31,       August 31,
                                         1998          1997
     1996            1995+            1994

Net asset value, beginning
of period                                 $9.03       $8.84
    $9.01            $8.84           $9.47
Investment operations

Net investment income                       .44         .46
      .47              .38             .51
Net realized and unrealized gain
(loss) on investments                       .29         .19
    (.17)              .17           (.61)
Total from investment operations            .73         .65
      .30              .55           (.10)
Less distributions:
From net investment income                 (.44)      (.46)
    (.47)            (.38)           (.50)
From net realized gain on investments         --         --
       --               --              --
In excess of net realized gain on
investments                                   --         --
       --               --           (.03)
Total distributions                         (.44)     (.46)
    (.47)            (.38)           (.53)
Net asset value, end of period              $9.32     $9.03
    $8.84            $9.01           $8.84
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           8.28      7.52
     3.38            6.45*          (1.07)
Net assets, end of period
(in thousands)                            $120,649 $122,743
 $126,716         $136,598        $142,950
Ratio of expenses to average net
assets (%) (b)                                 .99      .98
     1.03             .70*             .97
Ratio of net investment income
to average net assets (%)                     4.76     5.11
     5.20            4.42*            5.55
Portfolio turnover (%)                       29.63    73.61
   108.68           51.48*           34.68

Financial highlights
(For a share outstanding throughout the period)(continued)
Arizona fund


Per-share
            For the period
operating performance
               January 30,

                 1991++ to
Class A shares
    Years Ended August 31,      August 31,
                                                       1993
     1992            1991+

Net asset value, beginning
of period                                             $9.07
    $8.66            $8.50
Investment operations

Net investment income                                   .54
   .57(c)           .33(c)
Net realized and unrealized gain
(loss) on investments                                   .47
      .42              .16
Total from investment operations                       1.01
      .99              .49
Less distributions:
From net investment income                            (.55)
    (.57)            (.33)
From net realized gain on investments                 (.06)
    (.01)               --
In excess of net realized gain on
investments                                              --
       --               --
Total distributions                                   (.61)
    (.58)            (.33)
Net asset value, end of period                        $9.47
    $9.07            $8.66
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                                    11.54
    11.85            5.84*
Net assets, end of period
(in thousands)                                     $145,304
  $88,566          $46,902
Ratio of expenses to average net
assets (%) (b)                                          .89
   .58(c)          .16(c)*
Ratio of net investment income
to average net assets (%)                              5.82
  6.34(c)        3.91 (c)*
Portfolio turnover (%)                                 5.72
    31.84           12.46*

++Commencement of operations.
*Not annualized.
+The fund's fiscal year end changed from August 31 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the year ended August 31, 1992 and the period ended August 31, 1991, reflects expense reductions of $0.03 and $0.05 per share, respectively.
Financial highlights
(For a share outstanding throughout the period)
                                               Arizona fund


Per-share

operating performance
             For the nine                    For the period

              months ended      Year ended  July 15, 1993++
Class B shares
        Year Ended May 31,         May 31,       August 31,  to
August 31,
                                         1998          1997
     1996            1995+            1994             1993

Net asset value, beginning
of period                                $9.02        $8.82
    $9.00            $8.83           $9.47            $9.39
Investment operations

Net investment income                      .38          .40
      .41              .34             .45              .11
Net realized and unrealized gain
(loss) on investments                      .28          .20
    (.18)              .17           (.61)              .03
Total from investment operations           .66          .60
      .23              .51           (.16)              .14
Less distributions:
From net investment income                (.38)       (.40)
    (.41)            (.34)           (.45)            (.06)
From net realized gain on investments        --          --
       --               --              --               --
In excess of net realized gain on
investments                                  --          --
       --               --           (.03)               --
Total distributions                        (.38)      (.40)
    (.41)            (.34)           (.48)            (.06)
Net asset value, end of period             $9.30      $9.02
    $8.82            $9.00           $8.83            $9.47
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          7.47       6.94
     2.60            5.99*          (1.80)            1.45*
Net assets, end of period
(in thousands)                           $32,046    $28,340
  $24,050          $21,538         $16,247           $2,974
Ratio of expenses to average net
assets (%) (b)                              1.64       1.63
     1.67            1.19*            1.60             .19*
Ratio of net investment income
to average net assets (%)                    4.10      4.44
     4.52            3.89*            4.82             .43*
Portfolio turnover (%)                      29.63     73.61
   108.68           51.48*           34.68             5.72

++Commencement of operations.
*Not annualized.
+The fund's fiscal year end changed from August 31 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
Financial highlights
(For a share outstanding throughout the period)
                                               Arizona fund


Per-share

operating performance    For the period

July 3, 1995+
Class M shares                           Year Ended May 31,
  May 31,
                                         1998          1997
     1996

Net asset value, beginning
of period                               $9.04         $8.85
    $8.86
Investment operations

Net investment income                     .41        .43(c)
      .41
Net realized and unrealized gain
(loss) on investments                     .30           .19
    (.02)
Total from investment operations          .71           .62
      .39
Less distributions:
From net investment income               (.42)        (.43)
    (.40)
From net realized gain on investments       --           --
       --
In excess of net realized gain on
investments                                 --           --
       --
Total distributions                       (.42)       (.43)
    (.40)
Net asset value, end of period            $9.33       $9.04
    $8.85
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          7.96       7.19
    4.44*
Net assets, end of period
(in thousands)                              $521       $503
     $293
Ratio of expenses to average net
assets (%) (b)                              1.29       1.28
    1.09*
Ratio of net investment income
to average net assets (%)                   4.47       4.75
    4.82*
Portfolio turnover (%)                     29.63      73.61
   108.68

++Commencement of operations.
*Not annualized.
+The fund's fiscal year end changed from August 31 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)
                                               Florida fund


Per-share

operating performance
            For the eleven

              months ended      Year ended
Class A shares
        Year Ended May 31,         May 31,         June 30,
                                        1998           1997
     1996            1995+            1994

Net asset value, beginning
of period                               $9.14         $8.91
    $9.12            $8.77           $9.53
Investment operations

Net investment income                     .47           .48
      .48              .46             .50
Net realized and unrealized gain
(loss) on investments                     .32           .23
    (.21)              .35           (.65)
Total from investment operations          .79           .71
      .27              .81           (.15)
Less distributions:
From net investment income               (.48)        (.48)
    (.48)            (.45)           (.50)
In excess of net investment income          --           --
       --            (.01)              --
From net realized gain on investments       --           --
       --               --           (.09)
In excess of net realized gain on
investments                                 --           --
       --               --           (.02)
Total distributions                       (.48)       (.48)
    (.48)            (.46)           (.61)
Net asset value, end of period            $9.45       $9.14
    $8.91            $9.12           $8.77
Ratios and supplemental data
Total investment return at net
asset value (%)(b)                          8.80       8.12
     3.04            9.58*          (1.79)
Net assets, end of period
(in thousands)                          $237,910   $239,196
 $247,920         $271,309        $276,245
Ratio of expenses to average net
assets (%) (c)                                .96       .96
      .95             .83*             .91
Ratio of net investment income
to average net assets (%)                    5.06      5.28
     5.31            5.24*            5.38
Portfolio turnover (%)                      42.40     70.30
    81.99           61.46*           64.83

Financial highlights
(For a share outstanding throughout the period)(continued)
Florida fund


Per-share
            For the period
operating performance
                August 24,

                 1990++ to
Class A shares
       Year Ended June 30,        June 30,
                                                       1993
     1992            1991+

Net asset value, beginning
of period                                             $9.08
    $8.65            $8.50
Investment operations

Net investment income                                .56(a)
   .60(a)           .52(a)
Net realized and unrealized gain
(loss) on investments                                   .53
      .45              .15
Total from investment operations                       1.09
     1.05              .67
Less distributions:
From net investment income                            (.56)
    (.60)            (.52)
In excess of net investment income                       --
       --               --
From net realized gain on investments                 (.08)
    (.02)               --
In excess of net realized gain on
investments                                              --
       --               --
Total distributions                                   (.64)
    (.62)            (.52)
Net asset value, end of period                        $9.53
    $9.08            $8.65
Ratios and supplemental data
Total investment return at net
asset value (%)(b)                                    12.44
    12.57         9.46(c)*
Net assets, end of period
(in thousands)                                     $278,039
 $195,963         $109,739
Ratio of expenses to average net
assets (%) (c)                                       .77(a)
   .60(a)          .41(a)*
Ratio of net investment income
to average net assets (%)                           5.94(a)
  6.73(a)         5.94(a)*
Portfolio turnover (%)                               106.69
    72.73           46.72*

++Commencement of operations.
*Not annualized.
+The fund's fiscal year end changed from June 30 to May 31.
(a) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the periods ended June 30, 1993, 1992 and 1991 reflects expense reductions of less than $0.01, $0.02, and $0.04 per share, respectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
                                               Florida fund


Per-share
                                             For the period
operating performance
            For the eleven                       January 4,

              months ended      Year ended        1993++ to
Class B shares
        Year Ended May 31,         May 31,         June 30,
June 30,
                                         1998          1997
     1996            1995+            1994             1993

Net asset value, beginning
of period                               $9.14         $8.91
    $9.12            $8.76           $9.53            $9.17
Investment operations

Net investment income                      .42          .42
      .42              .40             .44              .21
Net realized and unrealized gain
(loss) on investments                      .31          .23
    (.21)              .36           (.66)              .36
Total from investment operations           .73          .65
      .21              .76           (.22)              .57
Less distributions:
From net investment income                (.42)       (.42)
    (.42)            (.39)           (.44)            (.21)
In excess of net investment income           --          --
       --            (.01)              --               --
From net realized gain on investments        --          --
       --               --           (.09)               --
In excess of net realized gain on
investments                                  --          --
       --               --           (.02)               --
Total distributions                        (.42)      (.42)
    (.42)            (.40)           (.55)            (.21)
Net asset value, end of period             $9.45      $9.14
    $8.91            $9.12           $8.76            $9.53
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           7.85      7.42
     2.37            9.06*          (2.55)           12.84*
Net assets, end of period
(in thousands)                            $71,925   $58,926
  $52,541          $44,581         $36,930          $17,881
Ratio of expenses to average net
assets (%) (b)                                1.61     1.61
     1.60            1.42*            1.51             .78*
Ratio of net investment income
to average net assets (%)                     4.40     4.62
     4.64            4.62*            4.74            2.21*
Portfolio turnover (%)                       42.40    70.30
    81.99           61.46*           64.83           106.69

++Commencement of operations.
*Not annualized.
+The fund's fiscal year end changed from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)
                                               Florida fund


Per-share

operating performance
            For the period

             May 1, 1995++
Class M shares
        Year Ended May 31,      to May 31,
                                         1998          1997
     1996             1995

Net asset value, beginning
of period                                $9.14        $8.91
    $9.12            $8.87
Investment operations

Net investment income                    .45(c)         .45
      .46           .04(c)
Net realized and unrealized gain
(loss) on investments                       .30         .23
    (.21)              .25
Total from investment operations            .75         .68
      .25              .29
Less distributions:
From net investment income                 (.45)      (.45)
    (.46)            (.04)
In excess of net investment income            --         --
       --               --
From net realized gain on investments         --         --
       --               --
In excess of net realized gain on
investments                                   --         --
       --               --
Total distributions                         (.44)     (.45)
    (.46)            (.04)
Net asset value, end of period              $9.44     $9.14
    $8.91            $9.12
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                            8.36     7.80
     2.76            3.28*
Net assets, end of period
(in thousands)                              $1,244   $1,355
     $986               $1
Ratio of expenses to average net
assets (%) (b)                                 1.26    1.26
     1.23             .10*
Ratio of net investment income
to average net assets (%)                      4.74    4.97
     4.82             .45*
Portfolio turnover (%)                        42.40   70.30
    81.99           61.46*

++Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)

Massachusetts fund


Per-share

operating performance


Class A shares
        Year Ended May 31,
                                        1998           1997
     1996             1995            1994

Net asset value, beginning
of period                               $9.31         $9.11
    $9.21            $9.05           $9.55
Investment operations

Net investment income                      .51          .52
      .54              .55             .55
Net realized and unrealized gain
(loss) on investments                      .30          .21
    (.10)              .18           (.35)
Total from investment operations           .81          .73
      .44              .73             .20
Less distributions:
From net investment income                (.51)       (.53)
    (.54)            (.55)           (.55)
From net realized gain on investments        --          --
       --               --           (.15)
In excess
Financial highlights
 of net realized gain                        --          --
       --            (.02)              --
Total distributions                        (.51)      (.53)
    (.54)            (.57)           (.70)
Net asset value, end of period             $9.61      $9.31
    $9.11            $9.21           $9.05
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           8.86      8.17
     4.81             8.45            1.92
Net assets, end of period
(in thousands)                          $293,978   $280,402
 $259,934         $251,232        $244,519
Ratio of expenses to average net
assets (%) (b)                                 .95      .96
      .95              .89             .96
Ratio of net investment income
to average net assets (%)                     5.33     5.67
     5.80             6.11            5.69
Portfolio turnover (%)                       31.13    19.12
    34.57            47.53           36.20

Financial highlights
(For a share outstanding throughout the period)(continued)
        Massachusetts fund


Per-share
                            For the period
operating performance
                               October 23,

                                  1989+ to
Class A shares
                       Year Ended  May 31,          May 31,
                                                       1993
     1992             1991            1990

Net asset value, beginning
of period                                             $9.02
    $8.70            $8.50           $8.50
Investment operations

Net investment income                                   .59
   .61(c)           .62(c)          .35(c)
Net realized and unrealized gain
(loss) on investments                                   .54
      .39              .20              --
Total from investment operations                       1.13
     1.00              .82             .35
Less distributions:
From net investment income                            (.59)
    (.61)            (.62)           (.35)
From net realized gain on investments                 (.01)
    (.07)               --              --
In excess of net realized gain                           --
       --               --              --
Total distributions                                   (.60)
    (.68)            (.62)           (.35)
Net asset value, end of period                        $9.55
    $9.02            $8.70           $8.50
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                                    12.80
    11.96            10.10           6.84*
Net assets, end of period
(in thousands)                                     $215,611
 $149,011          $38,526         $18,249
Ratio of expenses to average net
assets (%) (b)                                          .97
   .88(c)           .86(c)         .80(c)*
Ratio of net investment income
to average net assets (%)                              6.24
  6.82(c)          7.27(c)        6.97(c)*
Portfolio turnover (%)                                53.18
 94.95(d)           123.29          83.26*

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the years ended May 31, 1992, 1991 and 1990 reflect expense reductions of approximately $0.01, $0.02 and $0.04 per share, respectively.
(d) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Massachusetts Tax Exempt
Income Fund II, from the acquisition of Putnam Massachusetts Tax Exempt Income Fund.

Financial highlights
(For a share outstanding throughout the period)

Massachusetts fund


Per-share

operating performance
                            For the period

                            July 15, 1993+
Class B shares
                        Year Ended May 31,       to May 31,
                                         1998          1997
     1996             1995            1994

Net asset value, beginning
of period                                $9.30        $9.10
    $9.20            $9.05           $9.71
Investment operations

Net investment income                      .45          .46
      .48              .49             .41
Net realized and unrealized gain
(loss) on investments                      .30          .21
    (.11)              .17           (.51)
Total from investment operations           .75          .67
      .37              .66           (.10)
Less distributions:
From net investment income                (.44)       (.47)
    (.47)            (.49)           (.41)
From net realized gain on investments        --          --
       --               --           (.15)
In excess of net realized gain               --          --
       --            (.02)              --
Total distributions                        (.44)      (.47)
    (.47)            (.51)           (.56)
Net asset value, end of period             $9.61      $9.30
    $9.10            $9.20           $9.05
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           8.27      7.47
     4.12             7.64         (1.15)*
Net assets, end of period
(in thousands)                          $105,351    $85,192
  $65,538          $47,573         $23,017
Ratio of expenses to average net
assets (%) (b)                                1.60     1.61
     1.60             1.53           1.41*
Ratio of net investment income
to average net assets (%)                     4.67     4.99
     5.13             5.46           4.32*
Portfolio turnover (%)                       31.13    19.12
    34.57            47.53           36.20

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)

Massachusetts fund


Per-share

operating performance
            For the period

             May 12, 1995+
Class M shares
        Year Ended May 31,      to May 31,
                                         1998          1997
     1996             1995

Net asset value, beginning
of period                                $9.31        $9.10
    $9.21            $9.10
Investment operations

Net investment income                      .48          .50
      .51           .02(c)
Net realized and unrealized gain
(loss) on investments                      .30          .21
    (.11)              .12
Total from investment operations           .78          .71
      .40              .14
Less distributions:
From net investment income                (.48)       (.50)
    (.51)            (.03)
From net realized gain on investments        --          --
       --               --
In excess of net realized gain               --          --
       --               --
Total distributions                        (.48)      (.50)
    (.51)            (.03)
Net asset value, end of period             $9.61      $9.31
    $9.10            $9.21
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           8.55      7.96
     4.37            1.53*
Net assets, end of period
(in thousands)                             $2,570    $2,839
   $1,290              $22
Ratio of expenses to average net
assets (%) (b)                               1.25      1.26
     1.24             .06*
Ratio of net investment income
to average net assets (%)                    5.05      5.30
     5.58             .30*
Portfolio turnover (%)                      31.13     19.12
    34.57            47.53

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)
                             Michigan fund


Per-share

operating performance


Class A shares
        Year Ended May 31,
                                      1998             1997
     1996             1995            1994

Net asset value, beginning
of period                            $9.12            $8.85
    $9.01            $8.90           $9.30
Investment operations

Net investment income                  .47              .48
      .49              .52             .52
Net realized/unrealized gain
(loss) on investments                  .27              .27
    (.16)              .11           (.32)
Total from investment operations       .74              .75
      .33              .63           (.20)
Less distributions:
From net investment income            (.47)           (.48)
    (.49)            (.52)           (.52)
From net realized gain on investments (.03)              --
       --               --           (.03)
In excess of net gain on investments  (.01)              --
       --               --           (.05)
Total distributions                    (.51)          (.48)
    (.49)            (.52)           (.60)
Net asset value, end of period         $9.35          $9.12
    $8.85            $9.01           $8.90
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                       8.28          8.67
     3.76             7.45            2.03
Net assets, end of period
(in thousands)                        $145,547     $142,038
 $138,390         $136,010        $128,921
Ratio of expenses to average net
assets (%) (b)                             .99          .99
     1.00              .95             .99
Ratio of net investment income
to average net assets (%)                 5.02         5.33
     5.42             6.03            5.58
Portfolio turnover (%)                   32.44        55.30
   139.08            82.91           41.77

Financial highlights
(For a share outstanding throughout the period)(continued)
Michigan fund


Per-share
                            For the period
operating performance
                               October 23,
                                                 Year ended
Year ended       Year ended        1989+ to
Class A shares                                      May 31,
  May 31,          May 31,         May 31,
                                                       1993
     1992             1991            1990

Net asset value, beginning
of period                                             $8.80
    $8.51            $8.43           $8.50
Investment operations

Net investment income                                   .55
   .56(c)           .58(c)          .33(c)
Net realized/unrealized gain
(loss) on investments                                   .52
      .29              .08           (.07)
Total from investment operations                       1.07
      .85              .66             .26
Less distributions:
From net investment income                            (.56)
    (.56)            (.58)           (.33)
From net realized gain on investments                 (.01)
       --               --              --
In excess of net gain on investments                     --
       --               --              --
Total distributions                                   (.57)
    (.56)            (.58)           (.33)
Net asset value, end of period                        $9.30
    $8.80            $8.51           $8.43
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                                    12.38
    10.25             8.13           3.17*
Net assets, end of period
(in thousands)                                     $113,074
  $80,310          $19,893          $9,280
Ratio of expenses to average net
assets (%) (b)                                         1.04
   .95(c)           .87(c)         .45(c)*
Ratio of net investment income
to average net assets (%)                              6.04
  6.28(c)          6.78(c)        3.84(c)*
Portfolio turnover (%)                                15.89
 71.68(d)            16.21           6.46*

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the years ended May 31, 1992 and 1991 and the period ended May 31, 1990 reflects expense reductions of approximately $0.01, $0.05, and $0.05 per share, respectively.
(d) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Michigan Tax Exempt
Income Fund II, from the acquisition of Putnam Michigan Tax
Exempt Income Fund.

Financial highlights
(For a share outstanding throughout the period)
                             Michigan fund


Per-share

operating performance
                            For the period

                            July 15, 1993+
Class B shares
                        Year Ended May 31,       to May 31,
                                        1998           1997
     1996             1995            1994

Net asset value, beginning
of period                               $9.11         $8.84
    $9.00            $8.90           $9.43
Investment operations

Net investment income                     .41           .43
      .43              .47             .41
Net realized/unrealized gain
(loss) on investments                     .27           .26
    (.16)              .10           (.46)
Total from investment operations          .68           .69
      .27              .57           (.05)
Less distributions:
From net investment income               (.41)        (.42)
    (.43)            (.47)           (.40)
From net realized gain on investments    (.03)           --
       --               --              --
In excess of net gain on investments     (.01)           --
       --               --           (.08)
Total distributions                       (.45)       (.42)
    (.43)            (.47)           (.48)
Net asset value, end of period            $9.34       $9.11
    $8.84            $9.00           $8.90
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                         7.58        7.99
     3.05             6.72          (.68)*
Net assets, end of period
(in thousands)                           $41,155    $35,041
  $29,371          $21,071         $10,251
Ratio of expenses to average net
assets (%) (b)                              1.64       1.64
     1.65             1.59           1.42*
Ratio of net investment income
to average net assets (%)                  4.36        4.68
     4.74             5.31           4.25*
Portfolio turnover (%)                     32.44      55.30
   139.08            82.91           41.77

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
                             Michigan fund


Per-share

operating performance
            For the period

           April 17, 1995+
Class M shares
        Year Ended May 31,       to May 31
                                       1998            1997
     1996             1995

Net asset value, beginning
of period                              $9.12          $8.85
    $9.00            $8.80
Investment operations

Net investment income                    .44            .46
      .47           .05(c)
Net realized/unrealized gain
(loss) on investments                     .27           .27
    (.16)              .21
Total from investment operations          .71           .73
      .31              .26
Less distributions:
From net investment income               (.44)        (.46)
    (.46)            (.06)
From net realized gain on investments    (.03)           --
       --               --
In excess of net gain on investments     (.01)           --
       --               --
Total distributions                      (.48)        (.46)
    (.46)            (.06)
Net asset value, end of period            $9.35       $9.12
    $8.85            $9.00
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          7.95       8.36
     3.53            2.03*
Net assets, end of period
(in thousands)                             $1,742      $719
     $558             $119
Ratio of expenses to average net
assets (%) (b)                               1.29      1.29
     1.28             .20*
Ratio of net investment income
 to average net assets (%)                   4.70      5.01
     5.06             .84*
Portfolio turnover (%)                      32.44     55.30
   139.08            82.91

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investment income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)
            Minnesota fund


Per-share

operating performance


Class A shares
        Year Ended May 31,
                                      1998             1997
     1996             1995            1994

Net asset value, beginning
of period                             $8.95           $8.76
    $8.95            $8.79           $9.06
Investment operations

Net investment income                   .45             .47
      .47              .51             .51
Net realized and unrealized gain
(loss) on investments                   .24             .19
    (.19)              .15           (.27)
Total from investment operations        .69             .66
      .28              .66             .24
Less distributions:
From net investment income             (.45)          (.47)
    (.47)            (.50)           (.51)
From net realized gain on investments     --             --
       --               --              --
Total distributions                    (.45)          (.47)
    (.47)            (.50)           (.51)
Net asset value, end of period          $9.19         $8.95
    $8.76            $8.95           $8.79
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                        7.90         7.73
     3.16             7.90            2.57
Net assets, end of period
(in thousands)                        $100,806      $98,307
  $96,110          $98,418         $95,587
Ratio of expenses to average net
assets (%) (b)                            1.01         1.03
     1.01              .99            1.03
Ratio of net investment income
to average net assets (%)                 4.89         5.32
     5.26             5.85            5.60
Portfolio turnover (%)                   10.67        50.80
   109.85            58.18           28.19

Financial highlights
(For a share outstanding throughout the period)(continued)
Minnesota fund


Per-share
                            For the period
operating performance
                               October 23,

                  1989+ to
Class A shares
        Year Ended May 31,         May 31,          May 31,
                                                       1993
     1992             1991            1990

Net asset value, beginning
of period                                             $8.74
    $8.56            $8.43           $8.50
Investment operations

Net investment income                                   .55
   .55(d)           .59(d)          .34(d)
Net realized and unrealized gain
(loss) on investments                                   .33
      .18              .13           (.07)
Total from investment operations                        .88
      .73              .72             .27
Less distributions:
From net investment income                            (.56)
    (.55)            (.59)           (.34)
From net realized gain on investments                    --
       --               --              --
Total distributions                                   (.56)
    (.55)            (.59)           (.34)
Net asset value, end of period                        $9.06
    $8.74            $8.56           $8.43
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                                    10.33
     8.86             8.82           5.25*
Net assets, end of period
(in thousands)                                      $86,611
  $59,914          $16,615          $7,363
Ratio of expenses to average net
assets (%) (b)                                         1.08
   .91(d)           .66(d)         .27(d)*
Ratio of net investment income
 to average net assets (%)                             6.12
  6.34(d)          6.84(d)        4.09(d)*
Portfolio turnover (%)                                37.69
 38.79(c)            14.85          98.54*

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Minnesota Tax Exempt
Income Fund II, from the acquisition of Putnam Minnesota Tax
Exempt Income Fund.
(d) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the years ended May 31, 1992 and 1991 and 1990 reflects expense reductions of approximately $0.02, $0.07, and $0.14 per share, respectively.

Financial highlights
(For a share outstanding throughout the period)
            Minnesota fund


Per-share

operating performance
                            For the period

                            July 15, 1993+
Class B shares
                        Year Ended May 31,       to May 31,
                                      1998             1997
     1996             1995            1994

Net asset value, beginning
of period                             $8.92           $8.73
    $8.92            $8.77           $9.18
Investment operations

Net investment income                   .39             .41
      .41              .45             .39
Net realized and unrealized gain
(loss) on investments                   .24             .19
    (.19)              .15           (.41)
Total from investment operations        .63             .60
      .22              .60           (.02)
Less distributions:
From net investment income             (.39)          (.41)
    (.41)            (.45)           (.39)
From net realized gain on investments    --              --
       --               --              --
Total distributions                    (.39)          (.41)
    (.41)            (.45)           (.39)
Net asset value, end of period         $9.16          $8.92
    $8.73            $8.92           $8.77
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                      7.20           7.04
     2.49             7.17          (.32)*
Net assets, end of period
(in thousands)                        $44,100       $35,333
  $30,149          $19,698          $8,873
Ratio of expenses to average net
assets (%) (b)                           1.66          1.68
     1.67             1.63           1.47*
Ratio of net investment income
 to average net assets (%)               4.22          4.67
     4.57             5.15           4.23*
Portfolio turnover (%)                  10.67         50.80
   109.85            58.18           28.19

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
            Minnesota fund


Per-share

operating performance
            For the period

            April 3, 1995+
Class M shares
        Year Ended May 31,      to May 31,
                                        1998           1997
     1996             1995

Net asset value, beginning
of period                               $8.94         $8.76
    $8.95            $8.77
Investment operations

Net investment income                     .42           .45
      .43              .08
Net realized and unrealized gain
(loss) on investments                      .26           18
    (.18)              .17
Total from investment operations           .68          .63
      .25              .25
Less distributions:
From net investment income                (.43)       (.45)
    (.44)            (.07)
From net realized gain on investments        --          --
       --               --
Total distributions                        (.43)      (.45)
    (.44)            (.07)
Net asset value, end of period             $9.19      $8.94
    $8.76            $8.95
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          7.70       7.29
     2.82            2.89*
Net assets, end of period
(in thousands)                             $1,492    $1,106
     $913               $1
Ratio of expenses to average net
assets (%) (b)                               1.31      1.33
     1.32             .21*
Ratio of net investment income
to average net assets (%)                    4.64      5.01
     4.72             .93*
Portfolio turnover (%)                      10.67     50.80
   109.85           58.18*

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
           New Jersey fund


Per-share

operating performance
           For the eleven

              months ended      Year ended
Class A shares
        YearsEnded May 31,         May 31,         June 30,
                                           1998        1997
     1996            1995+            1994

Net asset value, beginning
of period                                  $9.02      $8.76
    $8.98            $8.75           $9.46
Investment operations

Net investment income                        .45        .47
      .48              .46             .51
Net realized and unrealized gain
(loss) on investments                        .30        .26
    (.22)              .23           (.58)
Total from investment operations             .75        .73
      .26              .69           (.07)
Less distributions:
From net investment income                  (.45)     (.47)
    (.48)            (.46)           (.51)
Net realized gain on investments              --         --
       --               --           (.08)
In excess of realized gain on investments         --     --
       --               --           (.05)
Total distributions                         (.45)     (.47)
    (.48)            (.46)           (.64)
Net asset value, end of period              $9.32     $9.02
    $8.76            $8.98           $8.75
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                           8.48      8.57
     2.92            8.25*           (.94)
Net assets, end of period
(in thousands)                            $218,312 $228,361
 $227,940         $242,569        $246,336
Ratio of expenses to average net
assets (%) (b)                                 .96      .96
      .96             .87*             .95
Ratio of net investment income
to average net assets (%)                     4.84     5.28
     5.36            5.36*            5.43
Portfolio turnover (%)                       29.03    27.14
    52.82           51.86*           51.74

Financial highlights
(For a share outstanding throughout the period)(continued)   New
Jersey fund


Per-share
                            For the period
operating performance
                              February 20,

                                 1990++ to
Class A shares
                       Year Ended June 30,         June 30,
                                                       1993
     1992             1991            1990

Net asset value, beginning
of period                                             $8.97
    $8.64            $8.50           $8.50
Investment operations

Net investment income                                   .54
   .59(c)           .62(c)          .22(c)
Net realized and unrealized gain
(loss) on investments                                   .58
      .38              .13             .01
Total from investment operations                       1.12
      .97              .75             .23
Less distributions:
From net investment income                            (.55)
    (.60)            (.61)           (.23)
Net realized gain on investments                      (.08)
    (.04)               --              --
In excess of realized gain on investments                --
       --               --              --
Total distributions                                   (.63)
    (.64)            (.61)           (.23)
Net asset value, end of period                        $9.46
    $8.97            $8.64           $8.50
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                                    13.02
    11.52             9.17           2.71*
Net assets, end of period
(in thousands)                                     $235,243
 $159,658          $99,978         $34,588
Ratio of expenses to average net
assets (%) (b)                                          .92
   .75(c)           .66(c)         .26(c)*
Ratio of net investment income
 to average net assets (%)                             5.90
  6.69(c)          7.09(c)        3.06(c)*
Portfolio turnover (%)                                44.58
    80.21           101.21            7.58

++Commencement of operations.
*Not annualized.
+The fund's fiscal year changed from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the years ended June 30 1992, 1991 and 1990 reflects expense reductions of approximately $0.01, $0.03 and $0.02 per share, respectively.

Financial highlights
(For a share outstanding throughout the period)
           New Jersey fund


Per-share
                                             For the period
operating performance
            For the eleven                       January 4,

              months ended      Year ended        1993++ to
Class B shares
        Year Ended May 31,         May 31,         June 30,
June 30,
                                           1998        1997
     1996            1995+            1994             1993

Net asset value, beginning
of period                                 $9.01       $8.75
    $8.97            $8.75           $9.46            $9.02
Investment operations

Net investment income                       .39         .41
      .42              .41             .45              .21
Net realized and unrealized gain
(loss) on investments                       .30         .27
    (.22)              .22           (.58)              .43
Total from investment operations            .69         .68
      .20              .63           (.13)              .64
Less distributions:
From net investment income                 (.39)      (.42)
    (.42)            (.41)           (.45)            (.20)
Net realized gain on investments             --          --
       --               --           (.02)               --
In excess of realized gain on investments         --     --
       --               --           (.11)               --
Total distributions                        (.39)      (.42)
    (.42)            (.41)           (.58)            (.20)
Net asset value, end of period             $9.31      $9.01
    $8.75            $8.97           $8.75            $9.46
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          7.78       7.87
     2.25            7.51*          (1.59)            7.21*
Net assets, end of period
(in thousands)                           $95,315    $82,407
  $72,083          $58,591         $44,916          $15,113
Ratio of expenses to average net
assets (%) (b)                              1.61       1.61
     1.61            1.46*            1.59             .77*
Ratio of net investment income
to average net assets (%)                   4.18       4.63
     4.69            4.72*            4.77            2.42*
Portfolio turnover (%)                     29.03      27.14
    52.82           51.86*           51.74           44.58*

++Commencement of operations.
*Not annualized.
+The fund's fiscal year changed from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
           New Jersey fund


Per-share

operating performance
            For the period

             May 1, 1995++
Class M shares
        Year Ended May 31,      to May 31,
                                          1998         1997
     1996            1995+

Net asset value, beginning
of period                                $9.02        $8.76
    $8.98            $8.74
Investment operations

Net investment income                      .42       .45(c)
      .45              .04
Net realized and unrealized gain
(loss) on investments                      .31          .26
    (.21)              .28
Total from investment operations           .73          .71
      .24              .32
Less distributions:
From net investment income                (.42)       (.45)
    (.46)            (.08)
Net realized gain on investments            --           --
       --               --
In excess of realized gain on investments         --     --
       --               --
Total distributions                        (.42)      (.45)
    (.46)            (.08)
Net asset value, end of period             $9.33      $9.02
    $8.76            $8.98
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          8.28       8.25
     2.65            3.21*
Net assets, end of period
(in thousands)                              $668       $372
     $355               $1
Ratio of expenses to average net
assets (%) (b)                               1.26      1.26
     1.24             .09*
Ratio of net investment income
to average net assets (%)                    4.48      4.95
     4.92             .42*
Portfolio turnover (%)                      29.03     27.14
    52.82           51.86*

++Commencement of operations.
*Not annualized.
+The fund's fiscal year changed from June 30 to May 31.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Per share net investments income has been determined on the basis of the weighted average number of shares outstanding during the period.


Financial highlights
(For a share outstanding throughout the period)
                 Ohio fund


Per-share

operating performance


Class A shares
        Year Ended May 31,
                                       1998            1997
     1996             1995            1994

Net asset value, beginning
of period                              $8.99          $8.76
    $8.95            $8.80           $9.26
Investment operations

Net investment income                    .47            .46
      .48              .52             .53
Net realized and unrealized gain
(loss) on investments                    .27            .23
    (.19)              .15           (.35)
Total from investment operations         .74            .69
      .29              .67             .18
Less distributions:
From net investment income              (.47)         (.46)
    (.48)            (.51)           (.52)
From net realized gain on investments      --            --
       --            (.01)           (.12)
Total distributions                     (.47)         (.46)
    (.48)            (.52)           (.64)
Net asset value, end of period           $9.26        $8.99
    $8.76            $8.95           $8.80
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                         8.35        8.05
     3.30             8.04            1.88
Net assets, end of period
(in thousands)                         $186,130    $185,030
 $186,633         $193,176        $194,130
Ratio of expenses to average net
assets (%) (b)                              .98         .98
      .96              .93             .99
Ratio of net investment income
to average net assets (%)                  5.06        5.22
     5.39             5.97            5.68
Portfolio turnover (%)                    31.07       33.92
    33.23            66.29           44.45

Financial highlights
(For a share outstanding throughout the period)(continued)
Ohio fund


Per-share
                            For the period
operating performance
                               October 23,

                                  1989+ to
Class A shares
                        Year Ended May 31,          May 31,
                                                       1993
     1992             1991            1990

Net asset value, beginning
of period                                             $8.78
    $8.55            $8.40           $8.50
Investment operations

Net investment income                                   .54
   .57(c)           .59(c)          .35(c)
Net realized and unrealized gain
(loss) on investments                                   .48
      .23              .14           (.10)
Total from investment operations                       1.02
      .80              .73             .25
Less distributions:
From net investment income                            (.54)
    (.57)            (.58)           (.35)
From net realized gain on investments                    --
       --               --              --
Total distributions                                   (.54)
    (.57)            (.58)           (.35)
Net asset value, end of period                        $9.26
    $8.78            $8.55           $8.40
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                                    11.94
     9.65             9.09           4.94*
Net assets, end of period
(in thousands)                                     $177,879
 $140,309          $21,136          $7,684
Ratio of expenses to average net
assets (%) (b)                                         1.04
   .90(c)           .87(c)         .47(c)*
Ratio of net investment income
to average net assets (%)                              5.90
  6.41(c)          6.83(c)        4.19(c)*
Portfolio turnover (%)                                21.57
 15.20(d)            17.40          23.27*

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
(c) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the years ended May 31, 1992, 1991 and 1990 reflects expense reductions of approximately $0.01, $0.05 and $0.05 per share, respectively.
(d) Portfolio turnover excludes the impact of assets received by the fund, then known as Putnam Ohio Tax Exempt Income
Fund II, from the acquisition of Putnam Ohio Tax Exempt Income
Fund.

Financial highlights
(For a share outstanding throughout the period)
                 Ohio fund


Per-share

operating performance
                            For the period

                            July 15, 1993+
Class B shares
                        Year Ended May 31,       to May 31,
                                         1998          1997
     1996             1995            1994

Net asset value, beginning
of period                                $8.98        $8.75
    $8.94            $8.79           $9.37
Investment operations

Net investment income                      .41          .41
      .42              .46             .40
Net realized and unrealized gain
(loss) on investments                      .27          .22
    (.19)              .16           (.46)
Total from investment operations           .68          .63
      .23              .62           (.06)
Less distributions:
From net investment income                (.41)       (.40)
    (.42)            (.46)           (.40)
From net realized gain on investments       --           --
       --            (.01)           (.12)
Total distributions                       (.41)       (.40)
    (.42)            (.47)           (.52)
Net asset value, end of period            $9.25       $8.98
    $8.75            $8.94           $8.79
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          7.65       7.35
     2.63             7.39         (1.49)*
Net assets, end of period
(in thousands)                           $53,689    $47,050
  $41,655          $32,847         $17,959
Ratio of expenses to average net
assets (%) (b)                               1.63      1.63
     1.61             1.58           1.42*
Ratio of net investment income
to average net assets (%)                    4.40      4.56
     4.71             5.24           4.35*
Portfolio turnover (%)                      31.07     33.92
    33.23            66.29           44.45

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
                 Ohio fund


Per-share

operating performance
            For the period

            April 3, 1995+
Class M shares
        Year Ended May 31,      to May 31,
                                         1998          1997
     1996             1995

Net asset value, beginning
of period                                $9.00        $8.76
    $8.95            $8.76
Investment operations

Net investment income                      .43          .44
      .45              .08
Net realized and unrealized gain
(loss) on investments                       .27         .23
    (.18)              .19
Total from investment operations            .70         .67
      .27              .27
Less distributions:
From net investment income                 (.44)      (.43)
    (.46)            (.08)
From net realized gain on investments         --         --
       --               --
Total distributions                        (.44)      (.43)
    (.46)            (.08)
Net asset value, end of period             $9.26      $9.00
    $8.76            $8.95
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                          7.90       7.85
     3.00            3.05*
Net assets, end of period
(in thousands)                             $2,212      $911
     $495               $1
Ratio of expenses to average net
assets (%) (b)                               1.28      1.28
     1.27             .20*
Ratio of net investment income
to average net assets (%)                    4.76      4.87
     4.85             .89*
Portfolio turnover (%)                      31.07     33.92
    33.23            66.29

+Commencement of operations.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
         Pennsylvania fund


Per-share

operating performance
              Three months

                     ended
Class A shares
        Year Ended May 31,         May 31,                 Years
Ended February 28,
                                        1998           1997
     1996            1995+            1995             1994

Net asset value, beginning
of period                               $9.21         $9.08
    $9.24            $8.98           $9.39            $9.40
Investment operations

Net investment income                     .49           .50
      .51              .13             .53              .54
Net realized and unrealized gain
(loss) on investments                     .31           .20
    (.16)              .26           (.40)              .01
Total from investment operations          .80           .70
      .35              .39           (.13)              .55
Less distributions:
From net investment income               (.48)        (.49)
    (.51)            (.13)           (.53)            (.54)
From net realized gain on investments    (.04)        (.08)
       --               --           (.01)            (.02)
Total distributions                      (.52)        (.57)
    (.51)            (.13)           (.54)            (.56)
Net asset value, end of period           $9.49        $9.21
    $9.08            $9.24           $8.98            $9.39
Ratios and supplemental data
Total investment return at net
asset value (%)(b)                        8.92         7.94
     3.82            4.39*            1.60             5.93
Net assets, end of period
(in thousands)                         $187,272    $185,041
 $183,117         $178,785        $171,568         $171,757
Ratio of expenses to average net
assets (%) (c)                              .98         .98
      .98             .21*             .92              .91
Ratio of net investment income
to average net assets (%)                  5.16        5.39
     5.46            1.44*            5.94             5.36
Portfolio turnover (%)                    40.76       38.10
    41.40            4.15*           26.09            15.65

Financial highlights
(For a share outstanding throughout the period)(continued)
         Pennsylvania fund


Per-share
                            For the period
operating performance
                                  July 21,

                                 1989++ to
Class A shares
                  Years Ended February 28,     February 28,
                                                       1993
     1992             1991            1990

Net asset value, beginning
of period                                             $8.76
    $8.42            $8.36           $8.50
Investment operations

Net investment income                                .57(a)
   .61(a)           .62(a)          .36(a)
Net realized and unrealized gain
(loss) on investments                                   .65
      .34              .06           (.14)
Total from investment operations                       1.22
      .95              .68             .22
Less distributions:
From net investment income                            (.57)
    (.61)            (.62)           (.36)
From net realized gain on investments                 (.01)
       --               --              --
Total distributions                                   (.58)
    (.61)            (.62)           (.36)
Net asset value, end of period                        $9.40
    $8.76            $8.42           $8.36
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                                    14.34
    11.65             8.53           4.30*
Net assets, end of period
(in thousands)                                     $144,374
  $93,086          $47,112         $19,203
Ratio of expenses to average net
assets (%) (b)                                       .72(a)
   .52(a)           .41(a)         .79(a)*
Ratio of net investment income
to average net assets (%)                           6.31(a)
  6.98(a)          7.43(a)        6.96(a)*
Portfolio turnover (%)                                12.26
     3.30             9.01           4.41*

++Commencement of operations.
+The fund's fiscal year end changed from February 28 to May 31.
*Not annualized.
(a) Reflects an expense limitation in effect during the period. As a result of the limitation, net investment income of the fund for the years ended February 28, 1993, 1992, and 1991 and the period ended February 28, 1990 reflects expense reductions of approximately $0.01, $0.04, $0.06 and $0.05 per share, respectively.
(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(c) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
         Pennsylvania fund


Per-share
                                             For the period
operating performance
              Three months                         July 15,

                 1993++ to      Year Ended        1993++ to
Class B shares
        Year Ended May 31,         May 31,     February 28,
February 28,
                                      1998             1997
     1996            1995+            1995             1994

Net asset value, beginning
of period                             $9.20           $9.07
    $9.23            $8.97           $9.38            $9.48
Investment operations

Net investment income                   .42             .44
      .44              .11             .47              .28
Net realized and unrealized gain
(loss) on investments                   .32             .20
    (.15)              .27           (.40)            (.08)
Total from investment operations        .74             .64
      .29              .38             .07              .20
Less distributions:
From net investment income             (.42)          (.43)
    (.45)            (.12)           (.47)            (.28)
From net realized gain on investments  (.04)          (.08)
       --               --           (.01)            (.02)
Total distributions                    (.46)          (.51)
    (.45)            (.12)           (.48)            (.30)
Net asset value, end of period         $9.48          $9.20
    $9.07            $9.23           $8.97            $9.38
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                      8.22           7.24
     3.14            4.23*            0.93            2.18*
Net assets, end of period
(in thousands)                         $90,303      $77,399
  $65,669          $44,252         $36,670          $12,633
Ratio of expenses to average net
assets (%) (b)                            1.63         1.63
     1.62             .38*            1.57            1.00*
Ratio of net investment income
to average net assets (%)                 4.51         4.73
     4.78            1.26*            5.23            2.90*
Portfolio turnover (%)                   40.76        38.10
    41.40            4.15*           26.09            15.65

++Commencement of operations.
+The fund's fiscal year end changed from February 28 to May 31.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.

Financial highlights
(For a share outstanding throughout the period)
         Pennsylvania fund


Per-share

operating performance                                         For
the period

July 3, 1995++
Class M shares                           Year Ended May 31,
to May 31,
                                        1998           1997
     1996

Net asset value, beginning
of period                               $9.22         $9.09
    $9.10
Investment operations

Net investment income                      .46          .47
      .44
Net realized and unrealized gain
(loss) on investments                      .30          .21
    (.01)
Total from investment operations           .76          .68
      .43
Less distributions:
From net investment income                (.45)       (.47)
    (.44)
From net realized gain on investments     (.04)       (.08)
       --
Total distributions                       (.49)       (.55)
    (.44)
Net asset value, end of period            $9.49       $9.22
    $9.09
Ratios and supplemental data
Total investment return at net
asset value (%)(a)                         8.47        7.61
    4.70*
Net assets, end of period
(in thousands)                            $1,994       $660
     $337
Ratio of expenses to average net
assets (%) (b)                              1.28       1.28
    1.13*
Ratio of net investment income
to average net assets (%)                   4.85       5.04
    4.49*
Portfolio turnover (%)                     40.76      38.10
    41.40

++Commencement of operations.
+The fund's fiscal year end changed from February 28 to May 31.
*Not annualized.
(a) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.
(b) The ratio of expenses to average net assets for periods ended on or after May 31, 1996 includes amounts paid through expense offset arrangements. Prior period ratios exclude these amounts.
OBJECTIVES

Each fund seeks as high a level of current income exempt from federal income tax and personal income tax (if any) of its respective state as Putnam Investment Management, Inc., the funds' investment manager ("Putnam Management"), believes is consistent with preservation of capital. None of the funds is intended to be a complete investment program, and there is no assurance that any fund will achieve its objective. Each fund may also invest in fixed income securities not included in the definition of tax-exempt securities and may hold a portion of its assets in cash or money market instruments.

HOW THE FUNDS PURSUE THEIR OBJECTIVES

Basic investment strategy

Each fund seeks its objective by following the fundamental investment policy of investing at least 80% of its net assets in tax-exempt securities (which are described below), except when investing for defensive purposes during times of adverse market conditions.

Under normal market conditions, the Florida fund will invest at least 65% of its net assets in tax-exempt securities issued by the State of Florida, its political subdivisions and their agencies and instrumentalities and in other tax-exempt securities which are exempt from the Florida intangibles tax. The Florida fund generally will seek to select investments that will enable its shares to be exempt from this tax, except when pursuing the alternative investment strategies described below. Such investments at times may have lower yields than other tax-exempt securities available for investment by the Florida fund. This investment strategy could also result in higher portfolio turnover and related transaction costs. See "How a fund makes distributions to shareholders; tax information -- Florida taxes."

Under current law, to the extent distributions by a fund are derived from interest on tax-exempt securities (as defined with respect to such fund), such distributions will generally be exempt from federal income tax and personal income tax in the relevant state (other than any applicable federal or state alternative minimum tax or any state minimum corporate income tax). Certain states may impose additional requirements on the composition of a fund's portfolio in order for distributions from that fund to be exempt from the foregoing state taxes. Although Florida does not impose an individual income tax, it does impose certain additional requirements on the composition of the Florida fund's portfolio in order for shares of that fund to be exempt from the Florida intangibles tax. See "How a fund makes distributions to shareholders; tax information."

Investments by each fund in the relevant state tax-exempt securities and taxable obligations will be limited to securities rated at least BB or Ba by a nationally recognized securities rating agency, such as Standard & Poor's ("S&P") or Moody's Investors Service, Inc. ("Moody's"), or unrated securities that Putnam Management determines are of comparable quality. A fund will not purchase a tax-exempt security rated BB or Ba by each of
the agencies rating the security        or        an unrated
tax-exempt security determined by Putnam Management to be of comparable quality if, as a result, more than 25% of its total assets would be of that quality. The rating services' descriptions of the rating categories are included in the appendix to this prospectus. Securities rated BB or Ba (and comparable unrated securities) are considered to have speculative elements, with large uncertainties or major exposures to adverse conditions. To the extent that a security is assigned a different rating by one or more of the various rating agencies, Putnam Management will use the highest rating assigned by any agency in determining compliance with the foregoing investment limitations.

Putnam Management expects that each fund will generally invest in tax-exempt securities of longer maturities (10 years or more), but each fund may invest in tax-exempt securities having a broad range of maturities.

Alternative minimum tax

Interest income distributed by a fund from certain types of tax-exempt securities may be subject to federal alternative minimum tax for individuals and corporations.

In determining compliance with the 80% test described above, it is a fundamental policy of each fund to exclude from the definition of tax-exempt securities any securities the interest from which may be subject to the federal alternative minimum tax for individuals. All tax-exempt interest dividends will, however, be included in determining the federal alternative minimum taxable income of corporations.

Alternative investment strategies

At times Putnam Management may judge that conditions in the markets for tax-exempt securities make pursuing a fund's basic investment strategy inconsistent with the best interests of its shareholders. At such times Putnam Management may temporarily use alternative strategies primarily designed to reduce fluctuations in the value of fund assets.

In implementing these defensive strategies, a fund may invest without limit in taxable obligations, including: obligations of the U.S. government, its agencies or instrumentalities; obligations issued by governmental issuers in other states, the interest on which would be exempt from federal income tax; other
debt securities rated         within the four highest grades by a
nationally recognized securities rating agency, such as Moody's or S&P; commercial paper rated in the highest grade by a nationally recognized securities rating agency; certificates of deposit and bankers' acceptances; repurchase agreements; or any other securities that Putnam Management considers consistent with such defensive strategies.

It is impossible to predict when, or for how long, these alternative strategies will be used.

Tax-exempt securities

The term "tax-exempt securities," when used with respect to a particular fund, includes obligations of the relevant state , its political subdivisions, and their agencies, instrumentalities or other governmental units, the interest on which, in the opinion of bond counsel, is exempt from federal income tax and (except for Florida, which has no personal income tax) personal income tax of the relevant state (other than any applicable state minimum corporate income tax).

These securities are issued to obtain funds for various public purposes, such as the construction of public facilities, the payment of general operating expenses or the refunding of outstanding debts.

They may also be issued to finance various private activities, including the lending of funds to public or private institutions for the construction of housing, educational or medical facilities, or to fund short-term cash requirements. They may also include certain types of industrial development bonds, private activity bonds or notes issued by public authorities to finance privately owned or operated facilities.

Short-term tax-exempt securities may be issued as interim financing in anticipation of tax collections, revenue receipts or bond sales to finance various public purposes. Tax-exempt securities may also include obligations issued by certain other governmental entities, such as U.S. territories, if these debt obligations generate interest income that is exempt from federal income tax and (except for Florida, which has no personal income tax) personal income tax of the relevant state.

The two principal classifications of tax-exempt securities are general obligation and special obligation (or special revenue obligation) securities.

General obligation securities involve a pledge of the credit of an issuer possessing taxing power and are payable from the issuer's general unrestricted revenues. Their payment may depend on an appropriation by the issuer's legislative body. The characteristics and methods of enforcement of general obligation securities vary according to the law applicable to the particular issuer.

Special obligation (or special revenue obligation) securities are payable only from the revenues derived from a particular facility or class of facilities, or a specific revenue source, and generally are not payable from the unrestricted revenues of the issuer. Industrial development bonds and private activity bonds are in most cases special obligation securities, whose credit quality is tied to the private user of the facilities.

Each fund may also invest in securities representing interests in tax-exempt securities, known as "inverse floating obligations" or "residual interest bonds." These obligations pay interest rates that vary inversely with changes in the interest rates of specified short-term tax-exempt securities or an index of short-term tax-exempt securities. The interest rates on inverse floating obligations or residual interest bonds will typically decline as short-term market interest rates increase and increase as short-term market rates decline.

These securities have the effect of providing a degree of investment leverage. They will generally respond to changes in market interest rates more rapidly than fixed-rate long-term securities (typically twice as fast). As a result, the market values of inverse floating obligations and residual interest bonds will generally be more volatile than the market values of fixed-rate tax-exempt securities.

Risk factors

The values of tax-exempt securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of fund assets. Conversely, during periods of rising interest rates, the value of fund assets will generally decline. The magnitude of these fluctuations generally is greater for securities with longer maturities. However, the yields on such securities are also generally higher. In addition, the values of fixed-income securities are affected by changes in general economic conditions and business conditions affecting the specific industries of their issuers.

Changes by nationally recognized securities rating agencies in their ratings of a fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect a fund's net asset value.

Each fund may invest in both higher-rated and lower-rated tax-exempt securities. Lower-rated securities are securities rated below BBB or Baa by nationally recognized securities rating agencies, and, together with unrated securities of comparable quality, are commonly known as "junk bonds." The values of these securities generally fluctuate more than those of higher-rated securities. In addition, the lower rating reflects a greater possibility that the financial condition of the issuer or adverse changes in general economic conditions, or both, may impair the ability of the issuer to make payments of income and principal.

The following tables         show, for each fund, the percentages
of fund assets invested during fiscal         1998 in securities
assigned to the various rating categories by S&P, or, if unrated by S&P, assigned to comparable rating categories by another rating agency, and in unrated securities determined by Putnam Management to be of comparable quality.


                       Arizona fund                 Florida fund
         Massachusetts fund

                       ----------------
----------------------        ---------------------

                                 Unrated
Unrated                    Unrated
                    Rated      securities        Rated
securities        Rated   securities of
                 securities,  of comparable   securities,  of
comparable  securities,   comparable
                as percentage  quality, as   as percentage
quality, as   as percentagequality, as
                    of net    percentage of     of net
percentage of     of net   percentage of
Ratings            assets       net assets      assets      net
assets       assets     net assets
-----------------------------------------------------------------
-------------------------
----------------------
"AAA"                  48.17%       -           60.17%
-           51.26%           -
"AA"              14.78            -           10.28
-           9.19             -
"A"               8.90             -            5.41
-          11.86             -
"BBB"             15.71            -           19.52
-          17.40             -
"BB"              10.98            -            2.27
0.04%           8.30         0.27%
"B"                1.45            -            2.27         0.04
          1.64         0.06
                 ------        ------         ------
------        -------
------
                 99.99%         0.00%         99.92%
0.08%         99.66%         0.33%
-----------------------------------------------------------------
-------------------------
-----------------------------------------------------------------
------

                        Michigan fund                 Minnesota
fund         New Jersey fund

                        --------------
-------------------       -------------------


                                 Unrated
Unrated                   Unrated
                    Rated      securities        Rated
securities        Rated  securities of
                 securities,  of comparable   securities,  of
comparable   securities, comparable
                as percentage  quality, as   as percentage
quality, as   as percentagequality, as
                    of net    percentage of     of net
percentage of     of net  percentage of
Ratings            assets       net assets      assets      net
assets       assets    net assets
-----------------------------------------------------------------
-------------------------
-----------------------------------------------------------------
------
"AAA"              54.88%         -             46.93%
-           48.84%         -
"AA"                2.45          -             20.83
-           15.76            -
"A"                12.21           -            13.06
-            8.88            -
"BBB"              21.01          -             10.78
1.00%         8.30          -
"BB"                5.71          0.17%         6.60
0.10         14.28          1.14%
"B"                3.33           0.14          0.70
-           1.83            .15
                  ------         ------        ------
------        -------
------
                       99.58%     0.31%        98.90%
1.10%        98.33%          1.29%
-----------------------------------------------------------------
-------------------------
-----------------------------------------------------------------
------




                       Ohio fund                  Pennsylvania
fund
                    ----------------
------------------------
                                 Unrated
Unrated
                    Rated      securities        Rated
securities
                 securities,  of comparable   securities,  of
comparable
                as percentage  quality, as   as percentage
quality, as
                   of net     percentage of     of net
percentage of
Ratings            assets      net assets       assets       net
assets
-----------------------------------------------------------------
-------------------------
-----------------------------
"AAA"              58.98%           -            54.25%         -
"AA"                5.24            -             1.65          -
"A"                 8.29           -              7.95          -
"BBB"              19.29           -             30.41          -
"BB"                6.91           0.82%          4.98
0.40%
"B"                  -              -             0.19
0.01
                  ------         ------        -------
------
                       98.71%     0.82%         99.43%
0.41%
-----------------------------------------------------------------
-------------------------
-----------------------------
Putnam Management seeks to minimize the risks of investing in lower-rated securities through careful investment analysis. However, the amount of information available about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by private issuers whose securities are publicly traded. When a fund invests in tax-exempt securities in the lower rating categories, the achievement of its goals is more dependent on Putnam Management's ability than would be the case if it were investing in tax-exempt securities in the higher rating categories. Investors should consider carefully their ability to assume the risks of owning shares of a mutual fund that may invest in securities in the lower rating categories.

A fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will consider such reduction in its determination of whether a fund should continue to hold the security in its portfolio.

At times, a substantial portion of fund assets may be invested in securities of which a fund, under applicable tax regulations by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, it may be more difficult to sell these securities when Putnam Management believes it advisable to do so or the fund may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

In order to enforce its rights in the event of a default of these securities, a fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on the securities. This could increase fund operating expenses and adversely affect the fund's net asset value. Any income derived from the ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers.

Certain securities held by a fund may permit the issuer at its option to "call," or redeem, the securities. If an issuer were to redeem securities held by a fund during a time of declining interest rates, that fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

Each fund may invest in so-called "zero-coupon" bonds, which are issued at a significant discount from face value and pay interest only at maturity rather than at intervals during the life of the security. The values of zero-coupon bonds are subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently.

Zero-coupon bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently. A fund is required, under applicable tax regulations, to accrue and distribute income from zero-coupon bonds on a current basis, even though it does not receive that income currently in cash. Thus it may be necessary to sell other investments to obtain cash needed to make income distributions.

The secondary market for tax-exempt securities is generally less liquid than that for taxable fixed-income securities, particularly in the lower rating categories. Thus it may be more difficult to value or buy and sell certain of these securities. Certain investment grade securities share some of the risk factors discussed above with respect to lower-rated securities.

For additional information concerning the risks associated with investing in securities in the lower rating categories, see the SAI.

Since the funds invest primarily in tax-exempt securities, the value of their shares may be especially affected by factors pertaining to the economy of the relevant state and other factors affecting the ability of issuers of tax-exempt securities to meet their obligations.

As a result, the value of fund shares may fluctuate more widely than the value of shares of a portfolio investing in securities relating to a number of different states. The ability of state, county or local governments to meet their obligations will depend primarily on the availability of tax and other revenues to those governments and on their fiscal conditions generally.

The amounts of tax and other revenues available to governmental issuers of tax-exempt securities may be affected from time to time by economic, political and demographic conditions within or outside of the particular state. In addition, constitutional or statutory restrictions may limit a government's power to raise revenues or increase taxes. The availability of federal, state and local aid to issuers of tax-exempt securities may also affect their ability to meet their obligations.

Payments of principal and interest on special obligation securities will depend on the economic condition of the facility or specific revenue source from whose revenues the payments will be made. The facility's economic status, in turn, could be affected by economic, political and demographic conditions affecting the particular state.

Any reduction in the actual or perceived ability of an issuer of tax-exempt securities to meet its obligations, including a reduction in the rating of the issuer's outstanding securities, would likely have an adverse effect on the market value and marketability of its obligations. Doubts surrounding an issuer's ability to meet its obligations could adversely affect the values of other tax-exempt securities as well.

Diversification and concentration policies

Under the Investment Company Act of 1940 (the "1940 Act") and the Internal Revenue Code of 1986, as amended, each of the
Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds
(each
 a diversified investment company under the 1940 Act) may generally invest up to 25% of its total assets in the securities of any one issuer, and each of the Arizona, Florida and New Jersey funds (each a non-diversified investment company under the 1940 Act) may generally invest up to 25% of its total assets in the securities of each of any two issuers. With respect to the remainder of each fund's assets, each fund may not invest more than 5% of its assets in the securities of any one issuer.

Because of the relatively small number of issuers of tax-exempt securities available to a fund, each fund is more likely to invest a higher percentage of its assets in the securities of a single issuer than an investment company that invests in a broad range of tax-exempt securities. This practice involves an increased risk of loss if the issuer were unable to make interest or principal payments or if the market value of these securities were to decline.

Each fund will not invest more than 25% of its total assets in any one industry. Governmental issuers of tax-exempt securities are not considered part of any "industry." However, for this purpose (and for diversification purposes discussed above) tax-exempt securities backed only by the assets and revenues of privately owned or operated facilities may be deemed to be issued by such private owners or operators. Thus, the 25% limitation would apply to these obligations.

It is possible that a fund may invest more than 25% of its assets in a broader segment of the market for tax-exempt securities, such as revenue obligations of hospitals and other health care facilities, housing revenue obligations, or airport revenue obligations. This would be the case only if Putnam Management determined that the yields available from obligations in a particular segment of the market justified the additional risks associated with such concentration.

Although these obligations could be supported by the credit of governmental issuers or by the credit of nongovernmental issuers engaged in a number of industries, economic, business, political and other developments generally affecting the revenues of such issuers may have a general adverse effect on all tax-exempt securities in a particular market segment. (Examples of such developments include proposed legislation or pending court decisions affecting the financing of such projects and market factors affecting the demand for the services or products of a particular market segment.)

Each fund reserves the right to invest more than 25% of its assets in industrial development bonds and private activity securities.

Investments in premium securities

During a period of declining interest rates, many of a fund's portfolio investments will likely bear coupon rates that are higher than current market rates, regardless of whether these securities were originally purchased at a premium. These securities would generally carry market values greater than the principal amounts payable on maturity, which would be reflected in the net asset value of fund shares.

The values of these "premium" securities tend to approach the principal amount as the securities approach maturity (or call price in the case of securities approaching their first call date). As a result, an investor who purchases fund shares during these periods would initially receive higher monthly distributions (derived from the higher coupon rates payable on fund investments) than might be available from alternative investments bearing current market interest rates. But the investor may face an increased risk of capital loss as these higher coupon securities approach maturity (or first call date). In evaluating the potential performance of an investment, investors may find it useful to compare the current dividend rate with a fund's "yield," which is computed on a yield-to-maturity basis in accordance with SEC regulations and which reflects amortization of market premiums. See "How performance is shown."

Portfolio turnover

The length of time a fund has held a particular security is not generally a consideration in investment decisions. A change in the securities held by a fund is known as "portfolio turnover." As a result of a fund's investment policies, under certain market conditions its portfolio turnover rate may be higher than that of other mutual funds.

Portfolio turnover generally involves some expense, including brokerage commissions or dealer markups and other transaction costs in connection with the sale of securities and reinvestment in other securities. These transactions may result in realization of taxable capital gains. To the extent portfolio turnover results in the realization of net short-term capital gains, such gains generally will be taxed at ordinary income tax rates. Portfolio turnover rates are shown in the section "Financial highlights."

Financial futures and options

Each fund may purchase and sell financial futures contracts and options.

Each fund may purchase and sell         index futures contracts
on the Municipal Bond Index. This index is intended to represent a numerical measure of market performance for long-term tax-exempt bonds. An "index future" is a contract to buy or sell units of a particular securities index at an agreed price on a specified future date. Depending on the change in value of the index between the time a fund enters into and terminates an index futures contract, the fund realizes a gain or loss.

A fund may also purchase and sell put and call options on index futures or on indexes directly, in addition to or as an alternative to purchasing and selling index futures. A fund may also purchase and sell futures contracts and related options on U.S. Treasury securities, including U.S. Treasury bills, notes and bonds ("U.S. government securities") and options directly on U.S. government securities.

In addition, a fund may purchase put and call options on, or warrants to purchase, tax-exempt securities, either directly or through custodial arrangements in which a fund and other investors own an interest in one or more options on tax-exempt securities.

A fund will engage in these transactions for hedging purposes and, to the extent permitted by applicable law, for nonhedging purposes, such as to manage the effective duration (a measure of the longevity of the fixed income securities in the fund's portfolio) of the fund's portfolio or as a substitute for direct investment.

The use of futures and options involves certain special risks and may result in realization of taxable income or capital gains.
Futures and options transactions involve costs and may result in losses.

Certain risks arise from the possibility of imperfect correlations among movements in the prices of financial futures and options purchased or sold by a fund, of the underlying bond index or U.S. government securities and, in the case of hedging transactions, of the tax-exempt securities that are the subject of the hedge.

Other risks arise from the potential inability to close out futures or options positions. There can be no assurance that a liquid secondary market will exist for any futures contract or
option at a particular time.  Certain         regulatory
requirements may limit the use of futures and options transactions. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

A more detailed explanation of financial futures and options transactions, and the risks associated with them, is included in the SAI.

Other investment practices

        A fund may also engage in the following investment practices, each of which may result in taxable income or capital gains and involves certain special risks. The SAI contains more detailed information about these practices, including limitations designed to reduce these risks.

Repurchase agreements and forward commitments. A fund may enter into repurchase agreements on up to 25% of its assets. These transactions must be fully collateralized at all times. A fund may also purchase securities for future delivery, which may increase its overall investment exposure and involves a risk of loss if the value of the securities declines prior to the settlement date. These transactions involve some risk if the other party should default on its obligation and a fund is delayed or prevented from recovering the collateral or completing the transaction.

Derivatives

Certain of the instruments in which each fund may invest, such as futures contracts, options and inverse floating obligations, are considered to be "derivatives." Derivatives are financial instruments whose value depends upon, or is derived from, the value of an underlying asset, such as a security or an index. A fund's use of such instruments may result in the recognition of higher amounts of short-term capital gains (generally taxed at ordinary income tax rates) than the fund would recognize if it did not use such instruments. Further information about these instruments and the risks involved in their use is included elsewhere in this prospectus and in the SAI.

Limiting investment risk

Specific investment restrictions help to limit investment risks for the funds' shareholders. These restrictions prohibit the Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds with respect to 75% of its total assets, and each of the
 Arizona,
Florida and New Jersey funds with respect to 50% of its total assets, from acquiring more than 10% of the voting securities of any one issuer.* They also prohibit each fund from investing more than:

          (a) (For each of the Massachusetts, Michigan,
Minnesota, Ohio
          and Pennsylvania funds with respect to 75% of its total
assets,
          and for each of the Arizona, Florida and New Jersey
funds with
          respect to 50% of total
          assets)
           5% of its
           total assets in the
          securities of any issuer.        (However, investments
in
          obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or
instrumentalities are
          not subject to any limitation.)*

          (b) 15% of its net assets in securities that are not readily marketable,  securities restricted as to resale
(excluding
          securities determined by the Trustees (or the person designated by them to make such determinations) to be readily marketable), and repurchase agreements maturing in more than seven days.

Restrictions marked with an asterisk (*) above are summaries of fundamental investment policies. See the SAI for the full text of these policies and the funds' other fundamental investment policies. Except as otherwise noted in the SAI, all percentage limitations described in this prospectus and the SAI will apply at the time an investment is made and will not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment. Except for investment policies designated as fundamental in this prospectus or the SAI, the investment policies described in this prospectus and in the SAI are not fundamental policies. The Trustees may change any non-fundamental investment policy without shareholder approval. As a matter of policy, the Trustees would not materially change a fund's investment objective without shareholder approval.

HOW PERFORMANCE IS SHOWN

Fund advertisements may, from time to time, include performance information. "Yield" for each class of shares is calculated by dividing the annualized net investment income per share during a recent 30-day period by the maximum public offering price per share of the class on the last day of that period.

For purposes of calculating yield, net investment income is calculated in accordance with SEC regulations and may differ from net investment income as determined for tax purposes. SEC regulations require that net investment income be calculated on a "yield-to-maturity" basis, which has the effect of amortizing any premiums or discounts in the current market value of fixed-income securities. The current dividend rate is based on net investment income as determined for tax purposes, which may not reflect amortization in the same manner. See "How the funds pursue their objectives -- Investments in premium securities."

Yield is based on the price of the shares, including the maximum initial sales charge in the case of class A and class M shares, but does not reflect any contingent deferred sales charge in the case of class B shares. "Tax-equivalent" yield for each class of shares shows the effect on performance of the tax-exempt status of distributions received from a fund. It reflects the approximate yield that a taxable investment must earn for shareholders at stated income levels to produce an after-tax yield equivalent to a class's tax-exempt yield.

"Total return" for the one-, five- and ten-year periods (or for the life of a class, if shorter) through the most recent calendar quarter represents the average annual compounded rate of return on an investment of $1,000 in a fund invested at the maximum public offering price (in the case of class A and class M shares) or reflecting the deduction of any applicable contingent deferred sales charge (in the case of class B shares). Total return may also be presented for other periods or based on investment at reduced sales charge levels. Any quotation of investment performance not reflecting the maximum initial sales charge or contingent deferred sales charge would be reduced if the sales charge were used.

All data are based on past investment results and do not predict future performance. Investment performance, which will vary, is based on many factors, including market conditions, portfolio composition, fund operating expenses and the class of shares the investor purchases. Investment performance also often reflects the risks associated with a fund's investment objective and policies. These factors should be considered when comparing a fund's investment results with those of other mutual funds and other investment vehicles.

Quotations of investment performance for any period when an expense limitation was in effect will be greater than if the limitation had not been in effect. Fund performance may be compared to that of various indexes. See the SAI.

HOW THE FUNDS ARE MANAGED

The Trustees are responsible for generally overseeing the conduct of fund business. Subject to such policies as the Trustees may determine, Putnam Management furnishes a continuing investment program for each fund and makes investment decisions on its behalf. Subject to the control of the Trustees, Putnam Management also manages each fund's other affairs and business.

Each fund pays Putnam Management a quarterly fee for these services based on average net assets. See "Expenses summary" and the SAI.

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the indicated funds' portfolios since the years stated below:


                                            Business experience
                               Year         (at least 5 years)
                               -------      -----------------




Leslie J. Burke                             Employed as an
investment
Vice President                              professional by
Putnam
                                            Management since
1992.
  Florida fund                 1996
  Massachusetts fund           1996
  Michigan fund                1996
  Minnesota fund               1996
  New Jersey fund              1995

David E. Hamlin                             Employed as an
investment
Senior Vice President                       professional by
Putnam
                                            Management since
August 1998.
                                            Prior to August 1998,
Mr.
  Arizona fund                 1998         Hamlin was a
principal
  Ohio fund                    1998         at The Vanguard
Group.
  Pennsylvania fund            1998

Each fund pays all expenses not assumed by Putnam Management, including Trustees' fees, auditing, legal, custodial, investor servicing and shareholder reporting expenses and payments under its distribution plans (which are in turn allocated to the relevant class of shares). Each fund also reimburses Putnam Management for the compensation and related expenses of certain fund officers and their staff who provide administrative services. The total reimbursement is determined annually by the Trustees.

Putnam Management places all orders for purchases and sales of fund securities. In selecting broker-dealers, Putnam Management may consider research and brokerage services furnished to it and its affiliates. Subject to seeking the most favorable price and execution available, Putnam Management may consider sales of fund shares (and, if permitted by law, shares of the other Putnam funds) as a factor in the selection of broker-dealers.

ORGANIZATION AND HISTORY

Each fund is a separate Massachusetts business trust. Putnam Arizona Tax Exempt Income Fund was organized on November 9, 1990. Putnam Florida Tax Exempt Income Fund was organized on June 27,
1990.   Each of Putnam Massachusetts Tax Exempt Income Fund,
Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund and Putnam Ohio Tax Exempt Income Fund, which prior to October 1, 1995 were known as Putnam Massachusetts Tax Exempt Income Fund II, Putnam Michigan Tax Exempt Income Fund II, Putnam Minnesota Tax Exempt Income Fund II and Putnam Ohio Tax Exempt Income Fund II, respectively, were organized on July 14, 1989. Putnam New Jersey Tax Exempt Income Fund was organized on November 17, 1989. Putnam Pennsylvania Tax Exempt Income Fund was organized on April 20, 1989. A copy of each fund's Agreement and Declaration of Trust, which is governed by Massachusetts law, is on file with the Secretary of State of The Commonwealth of Massachusetts.

Each of the Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds is an open-end, diversified management investment company and each of the Arizona, Florida and New Jersey funds is an open-end, non-diversified management investment company. Each fund has an unlimited number of authorized shares of beneficial interest. The Trustees may, without shareholder approval, create two or more series of shares representing separate investment portfolios. Any such series of shares may be divided without shareholder approval into two or more classes of shares having such preferences and special or
relative rights and privileges as the Trustees determine.   Only
class A, B and M shares are offered by this prospectus. Each fund may also offer other classes of shares with different sales charges and expenses. Because of these different sales charges and expenses, the investment performance of the classes will vary. For more information, including your eligibility to purchase any other class of shares, contact your investment dealer or Putnam Mutual Funds (at 1-800-225-1581).

Each share has one vote, with fractional shares voting proportionally. Shares of all classes will vote together as a single class except when otherwise required by law or as determined by the Trustees. Shares are freely transferable, are entitled to dividends as declared by the Trustees, and, if a fund were liquidated, would receive the net assets of that fund. Each fund may suspend the sale of shares at any time and may refuse any order to purchase shares. Although each fund is not required to hold annual meetings of its shareholders, shareholders holding at least 10% of the outstanding shares entitled to vote have the right to call a meeting to elect or remove Trustees, or to take other actions as provided in the Agreement and Declaration of Trust.

Although each fund is offering only its own shares in this prospectus, it is possible that a fund might become liable for any misstatement in the prospectus about another fund. The Trustees of each fund have considered this factor in approving the use of a single prospectus.

If you own fewer shares than the minimum set by the Trustees (presently 20 shares), a fund may choose to redeem your shares. You will receive at least 30 days' written notice before a fund redeems your shares, and you may purchase additional shares at any time to avoid a redemption. A fund may also redeem shares if you own shares above a maximum amount set by the Trustees. There is presently no maximum, but the Trustees may, at any time, establish one, which could apply to both present and future shareholders.

The funds' Trustees: George Putnam,* Chairman. President of the

Putnam Funds. Chairman and Director of Putnam Management and Putnam Mutual Funds Corp. ("Putnam Mutual Funds"). Director, Marsh & McLennan Companies, Inc.; John A. Hill, Vice Chairman. Chairman and Managing Director, First Reserve Corporation; William F. Pounds, Vice Chairman. Professor of Management, Alfred P. Sloan School of Management, Massachusetts Institute of Technology; Jameson Adkins Baxter, President, Baxter Associates, Inc.; Hans H. Estin, Vice Chairman, North American Management
Corp.       ; Ronald J. Jackson, Former Chairman, President and
Chief Executive Officer of Fisher-Price,         Inc.,
 Trustee
 of
Salem Hospital and the Peabody Essex Museum; Paul L. Joskow, Professor of Economics and Management, Massachusetts Institute of Technology, Director, New England Electric System, State Farm Indemnity Company and Whitehead Institute for Biomedical Research; Elizabeth T. Kennan, President Emeritus and Professor, Mount Holyoke College; Lawrence J. Lasser,* Vice President of the

Putnam Funds. President, Chief Executive Officer and Director of Putnam Investments, Inc. and Putnam Management. Director, Marsh & McLennan Companies, Inc.; John H. Mullin, III, Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc., Alex. Brown Reality, Inc., and The Liberty Corporation; Robert E. Patterson,
        President and Trustee of Cabot Industrial Trust and Trustee of the SEA Education Association; Donald S. Perkins,* Director of various corporations, including Cummins Engine Company, Lucent Technologies, Inc., Nanophase Technologies, Inc
and Springs Industries, Inc.        ; George Putnam, III,*
President, New Generation Research, Inc.; A.J.C. Smith,* Chairman and Chief Executive Officer, Marsh & McLennan Companies, Inc.; W.
Thomas Stephens,          President and Chief Executive Officer
of         MacMillan Bloedel Ltd.,  Director of         Qwest
Communications        and New Century Energies; and W. Nicholas
Thorndike, Director of various corporations and charitable organizations, including Data General Corporation, Bradley Real Estate, Inc. and Providence Journal Co. Also, Trustee of Cabot Industrial Trust, Massachusetts General Hospital and Eastern Utilities Associates. The Trustees are also Trustees of the other Putnam funds. Those marked with an asterisk (*) are or may be deemed to be "interested persons" of a fund, Putnam Management or Putnam Mutual Funds.

About Your Investment

ALTERNATIVE SALES ARRANGEMENTS

Class A shares. If you purchase class A shares, you will generally pay a sales charge at the time of purchase, and, as a result, will not have to pay any charges when you redeem the shares. If you purchase class A shares at net asset value, you may have to pay a contingent deferred sales charge ("CDSC") when you redeem the shares. Certain purchases of class A shares qualify for reduced sales charges. Class A shares pay lower 12b-1 fees than class B and class M shares. See "How to buy shares -- Class A shares" and "Distribution plans."

Class B shares. If you purchase class B shares, you will not pay an initial sales charge, but may have to pay a CDSC if you redeem the shares within six years. Class B shares also pay a higher
12b-1
fee
 than class A and class M shares. Class B shares automatically convert into class A shares, based on relative net asset value, approximately eight years after purchase. For more information about the conversion of class B shares, including information about how shares acquired through reinvestment of distributions are treated and certain circumstances under which class B shares may not convert into class A shares, see the SAI. Class B shares provide an investor the benefit of putting all of the investor's dollars to work from the time the investment is made. Until conversion, class B shares will have a higher expense ratio and pay lower dividends than class A and class M shares because of the higher 12b-1 fee. See "How to buy shares -- Class B shares" and "Distribution plans."

Class M shares. If you purchase class M shares , you will generally pay a sales charge at the time of purchase that is lower than the sales charge you would pay for class A shares. Certain purchases of class M shares qualify for reduced sales charges. Class M shares pay 12b-1 fees that are lower than class B shares but higher than class A shares. You will not have to pay any charges when you redeem class M shares, but class M shares will not convert into any other class of shares. See "How to buy shares -- Class M shares" and "Distribution plans."

Which class is best for you? Which class of shares provides the most suitable investment for you depends on a number of factors, including the amount you intend to invest and how long you intend to hold the shares. If your intended purchase qualifies for reduced sales charges, you might consider class A or class M shares. If you prefer not to pay a sales charge at the time of purchase, you might consider class B shares. Orders for class B shares for $250,000 or more will be treated as orders for class A shares or declined. For more information about these sales arrangements, consult your investment dealer or Putnam Investor Services. Shares may only be exchanged for shares of the same class of another Putnam fund. See "How to exchange shares."

HOW TO BUY SHARES

You can open a fund account with as little as $500 and make additional investments at any time with as little as $50. You can buy fund shares three ways - through most investment dealers or other intermediaries, through Putnam Mutual Funds (at 1-800-225-1581), or through a systematic investment plan. If you do not have a dealer, Putnam Mutual Funds can refer you to one. Your dealer or other intermediary will be responsible for furnishing all necessary documentation to Putnam Investor Services and may charge you a transaction fee.

Buying shares through your investor dealer. Your dealer must receive your order before the close of regular trading on the New
York Stock Exchange to receive that day's public offering price.

Buying shares through Putnam Mutual Funds. Complete an order form and write a check for the amount you wish to invest, payable to the appropriate fund. Return the completed form and check to Putnam Mutual Funds, which will act as your agent in purchasing shares through your designated investment dealer.

Buying shares through systematic investing. You can make regular investments of $25 or more per month through automatic deductions from your bank checking or savings account. Application forms are available from your investment dealer or through Putnam Investor Services.

Shares are sold at the public offering price based on the net asset value next determined after Putnam Investor Services receives your order. In most cases, in order to receive that day's public offering price, Putnam Investor Services must receive your order before the close of regular trading on the New
York Stock Exchange.

Class A shares

The public offering price of class A shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The relevant fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, in its discretion, allocates the entire amount to your investment dealer.


                                              Sales charge
Amount of
                                       as a percentage of:
sales charge
                                       -------------------
reallowed to
                                             Net
dealers as a
Amount of transaction                     amount  Offering
percentage of
at offering price ($)                   invested     price
offering price
-----------------------------------------------------------------
        Under 25,000                         4.99%     4.75%
 4.50%
 25,000 but under 100,000                    4.71      4.50
 4.25
100,000 but under 250,000                    3.90      3.75
 3.50
250,000 but under 500,000                    3.09      3.00
 2.75
500,000 but under 1,000,000                  2.04      2.00
 1.85


No initial sales charge applies to purchases of class A shares of $1 million or more. However, a CDSC of 1.00% or 0.50%, respectively, is imposed on redemptions of these shares within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval.

Putnam Mutual Funds pays dealers of record commissions on sales of class A shares of $1 million or more based on an investor's cumulative purchases during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the first $3 million of class A shares purchased, 0.50% of the next $47 million and 0.25% thereafter.

Class B shares

Class B shares are sold without an initial sales charge, although a CDSC will be imposed if you redeem shares within a specified period after purchase, as shown in the table below.

 Year              1       2        3       4        5       6
7+
-----------------------------------------------------------------
        Charge    5%      4%       3%      3%       2%
1%                0%

Putnam Mutual Funds pays a sales commission equal to 4.00% of the amount invested (including a prepaid service fee of 0.20% of the amount invested) to dealers who sell class B shares. These commissions are not paid on exchanges from other Putnam funds or on sales to investors exempt from the CDSC.


Class M shares

The public offering price of class M shares is the net asset value plus a sales charge that varies depending on the size of your purchase. The relevant fund receives the net asset value. The sales charge is allocated between your investment dealer and Putnam Mutual Funds as shown in the following table, except when Putnam Mutual Funds, at its discretion, allocates the entire amount to your investment dealer.

                                           Sales charge
Amount of
                                        as a percentage of:
sales charge
                                        -------------------
reallowed to
                                           Net
dealers as a
Amount of transaction                    amount  Offering
percentage of
at offering price ($)                   invested   price
offering price
-----------------------------------------------------------------
        Under 50,000                       3.36%    3.25%
3.00%
50,000 but under 100,000                   2.30     2.25
2.00
100,000 but under 250,000                  1.52     1.50
1.25
250,000 but under 500,000                  1.01     1.00
1.00
500,000 and above                          NONE     NONE
NONE

        Members of qualified groups may         purchase class M
shares without a sales charge.

General

You may be eligible to buy fund shares at reduced sales charges or to sell fund shares without a CDSC.

Consult your investment dealer or Putnam Mutual Funds for details about Putnam's combined purchase privilege, cumulative quantity
discount, statement of intention, group sales plan        and
other plans. Descriptions are also included in the order form and in the SAI.

Each fund may sell class A, class B and class M shares at net asset value without an initial sales charge or a CDSC to current and retired Trustees (and their families), current and retired employees (and their families) of Putnam Management and affiliates, registered representatives and other employees (and their families) of broker-dealers having sales agreements with Putnam Mutual Funds, employees (and their families) of financial institutions having sales agreements with Putnam Mutual Funds (or otherwise having an arrangement with a broker-dealer or financial institution with respect to sales of fund shares), financial institution trust departments investing an aggregate of $1 million or more in Putnam funds, clients of certain administrators of tax-qualified plans, tax-qualified plans when proceeds from repayments of loans to participants are invested (or reinvested) in Putnam funds, "wrap accounts" for the benefit of clients of broker-dealers, financial institutions or financial planners adhering to certain standards established by Putnam Mutual Funds, and investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by the closed-end fund.

In addition, each fund may sell shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition by the fund of assets of an investment company or personal holding company. The CDSC will be waived on redemptions of shares arising out of the death or post-purchase disability of a shareholder or settlor of a living trust account, and on redemptions in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The SAI contains additional information about purchasing shares at reduced sales charges.

In determining whether a CDSC is payable on any redemption, shares not subject to any charge will be redeemed first, followed by shares held longest during the CDSC period. Any CDSC will be based on the lower of the shares' cost and net asset value. For this purpose, the amount of any increase in a share's value above its initial purchase price is not regarded as a share exempt from the CDSC. Thus, when you redeem a share that has appreciated in value during the CDSC period, a CDSC is assessed on its initial purchase price. Shares acquired by reinvestment of distributions may be redeemed without a CDSC at any time. For information on how sales charges are calculated if you exchange your shares, see "How to exchange shares." Putnam Mutual Funds receives the entire amount of any CDSC you pay. See the SAI for more
information about the CDSC.         Shareholders of other Putnam
funds may be entitled to exchange their shares for, or reinvest
distributions from their funds in,         a fund's shares at net
asset value.

If you are considering redeeming shares or transferring shares to another person shortly after purchase, you should pay for those shares with a certified check to avoid any delay in redemption or transfer. Otherwise, payment may be delayed until the purchase price of those shares has been collected or, if you redeem by telephone, until 15 calendar days after the purchase date. To eliminate the need for safekeeping, certificates will not be issued for your shares unless you request them.

Putnam Mutual Funds will from time to time, at its expense, provide additional promotional incentives or payments to dealers that sell shares of the Putnam funds. These incentives or payments may include payments for travel expenses, including lodging, incurred in connection with trips taken by invited registered representatives and their guests to locations within and outside the United States for meetings or seminars of a business nature. In some instances, these incentives or payments may be offered only to certain dealers who have sold or may sell significant amounts of shares. Certain dealers may not sell all classes of shares.

DISTRIBUTION PLANS

The funds have adopted distribution plans to compensate Putnam Mutual Funds for services provided and expenses incurred by it as principal underwriter of fund shares, including the payments to dealers mentioned below. The plans provide for payments by each fund to Putnam Mutual Funds at the annual rates (expressed as a percentage of average net assets) of up to 0.35% on class A shares and 1.00% on class B and class M shares. The Trustees currently limit payments on class A, class B and class M shares to 0.20%, 0.85%, and 0.50% of average net assets, respectively.

Putnam Mutual Funds compensates qualifying dealers (including, for this purpose, certain financial institutions) for sales of shares and the maintenance of shareholders accounts.

Putnam Mutual Funds makes quarterly payments to dealers at the annual rate of up to 0.15% of the average net asset value of class A shares for shares outstanding as of March 5, 1993 for the Arizona fund, July 8, 1993 for the Florida and Pennsylvania funds, May 11, 1992 for the Massachusetts fund, March 9, 1992 for the Michigan, Minnesota and Ohio funds and December 31, 1992 for the New Jersey fund, and 0.20% of such average net asset value for class A shares of each fund acquired after such dates (including shares acquired through reinvestment of distributions) for which such dealers are designated as the dealer of record.
No payments are made during the first year after purchase on shares purchased at net asset value by shareholders investing $1 million or more unless the shareholder has made arrangements with Putnam Mutual Funds and the dealer of record has waived the sales commission.

Putnam Mutual Funds makes quarterly payments to dealers at the
annual rates of 0.25% and         0.40% of the average net asset
value of class B and class M shares, respectively, for which such dealers are designated as the dealer of record, except that the first year's service fees of 0.20% for class B shares are prepaid as described above.

Putnam Mutual Funds may suspend or modify its payments to dealers. The payments are also subject to the continuation of the relevant distribution plan, the terms of service agreements between dealers and Putnam Mutual Funds, and any applicable limits imposed by the National Association of Securities Dealers, Inc.

HOW TO SELL SHARES

You can sell your shares to the appropriate fund any day the New
York Stock Exchange is open, either directly to the fund or through your investment dealer. The fund will only redeem shares for which it has received payment.

Selling shares directly to your fund. Send a signed letter of instruction or stock power form to Putnam Investor Services, along with any certificates that represent shares you want to sell. The price you will receive is the next net asset value calculated after your fund receives your request in proper form less any applicable CDSC. In order to receive that day's net asset value, Putnam Investor Services must receive your request before the close of regular trading on the New York Stock Exchange.

If you sell shares of a fund having a net asset value of $100,000 or more, the signatures of the registered owners or their legal representatives must be guaranteed by a bank, broker-dealer or certain other financial institutions. See the SAI for more information about where to obtain a signature guarantee. Stock power forms are available from your investment dealer, Putnam Investor Services and many commercial banks.

If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, a signature guarantee is required. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

Your fund generally sends you payment for your shares the business day after your request is received. Under unusual circumstances, the fund may suspend redemptions, or postpone payment for more than seven days, as permitted by federal securities law.

You may use Putnam's Telephone Redemption Privilege to redeem shares valued up to $100,000 unless you have notified Putnam Investor Services of an address change within the preceding 15 days. Unless you indicate otherwise on the account application, Putnam Investor Services will be authorized to act upon redemption and transfer instructions received by telephone from you, or any person claiming to act as your representative, who can provide Putnam Investor Services with your account registration and address as it appears on Putnam Investor Services' records.

Putnam Investor Services will employ these and other reasonable procedures to confirm that instructions communicated by telephone are genuine; if it fails to employ reasonable procedures, Putnam Investor Services may be liable for any losses due to unauthorized or fraudulent instructions. For information, consult Putnam Investor Services.

During periods of unusual market changes and shareholder activity, you may experience delays in contacting Putnam Investor Services by telephone. In this event, you may wish to submit a written redemption request as described above, or contact your investment dealer, as described below. The Telephone Redemption Privilege is not available if you were issued certificates for shares that remain outstanding. The Telephone Redemption Privilege may be modified or terminated without notice.

Selling shares through your investment dealer. Your dealer must receive your request before the close of regular trading on the New York Stock Exchange to receive that day's net asset value. Your dealer will be responsible for furnishing all necessary documentation to Putnam Investor Services, and may charge you for its services.

HOW TO EXCHANGE SHARES

You can exchange your shares for shares of the same class of certain other Putnam funds at net asset value. Not all Putnam funds offer all classes of shares. If you exchange shares subject to a CDSC, the transaction will not be subject to the CDSC. However, when you redeem the shares acquired through the exchange, the redemption may be subject to the CDSC, depending upon when you originally purchased the shares. The CDSC will be computed using the schedule of any fund into or from which you have exchanged your shares that would result in your paying the
highest CDSC applicable to your class of shares.   For purposes
of computing the CDSC, the length of time you have owned your shares will be measured from the date of original purchase and will not be affected by any exchange.

To exchange your shares, simply complete an Exchange Authorization Form and send it to Putnam Investor Services. The form is available from Putnam Investor Services. For federal income tax purposes, an exchange is treated as a sale of shares and generally results in a capital gain or loss. A Telephone Exchange Privilege is currently available for amounts up to $500,000. Putnam Investor Services' procedures for telephonic transactions are described above under "How to sell shares." The Telephone Exchange Privilege is not available if you were issued certificates for shares that remain outstanding. Ask your investment dealer or Putnam Investor Services for prospectuses of other Putnam funds. Shares of certain Putnam funds are not available to residents of all states.

The exchange privilege is not intended as a vehicle for short-term trading. Excessive exchange activity may interfere with portfolio management and have an adverse effect on all shareholders. In order to limit excessive exchange activity and in other circumstances where Putnam Management or the Trustees believe doing so would be in the best interests of your fund, the fund reserves the right to revise or terminate the exchange privilege, limit the amount or number of exchanges or reject any exchange. Consult Putnam Investor Services before requesting an exchange. See the SAI to find out more about the exchange privilege.

HOW A FUND VALUES ITS SHARES

Each fund calculates the net asset value of a share of each class by dividing the total value of its assets, less liabilities, by the number of its shares outstanding. Shares are valued as of the close of regular trading on the New York Stock Exchange each day the Exchange is open.

Tax-exempt securities are valued on the basis of valuations provided by a pricing service approved by the Trustees, which uses information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value.

Each fund believes that reliable market quotations generally are not readily available for purposes of valuing its portfolio securities. As a result, it is likely that most of the valuations provided by a pricing service will be based upon fair value determined on the basis of the factors listed above.

Non-tax-exempt securities for which market quotations are readily available are valued at market value. Short-term investments that will mature in 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees.

HOW A FUND MAKES DISTRIBUTIONS TO SHAREHOLDERS; TAX INFORMATION

Each fund declares all of its net investment income as a distribution on each day it is open for business. Net investment income consists generally of interest accrued on portfolio investments of a fund, less accrued expenses, computed in each case since the most recent determination of net asset value. Normally, a fund pays distributions of net investment income monthly. A fund will distribute at least annually all net capital
 gains, if any, after applying any available capital loss carryovers. A capital loss carryover is currently available for each fund, other than the Pennsylvania fund and the Michigan fund.
  Distributions paid on class A shares will generally be greater than those paid on class B and class M shares because expenses attributable to class B and class M shares will generally be higher.

You begin earning distributions on the business day that Putnam
Mutual Funds receives payment for your shares. It is your responsibility to see that your dealer forwards payment promptly.

You can choose from three distribution options:

- Reinvest all distributions in additional shares of your fund without a sales charge;

- Receive distributions from net         investment income in
cash while reinvesting          capital gains distributions in
additional shares of your fund without a sales charge; or

- Receive all distributions in cash.


You can change your distribution option by notifying Putnam Investor Services in writing. If you do not select an option when you open your account, all distributions will be reinvested. All distributions not paid in cash will be reinvested in shares of the class on which the distributions are paid. You will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs.

If a check representing a fund distribution is not cashed within a specified period, Putnam Investor Services will notify you that you have the option of requesting another check or reinvesting the distribution. You will not receive any interest on amounts represented by uncashed distribution or redemption checks. If Putnam Investor Services does not receive your election, the distribution will be reinvested in the fund. Similarly, if correspondence sent by a fund or Putnam Investor Services is returned as "undeliverable," fund distributions will automatically be reinvested in the fund or in another Putnam fund.

Federal taxes

Each fund intends to qualify as a "regulated investment company" for federal income tax purposes and to meet all other requirements necessary for it to be relieved of federal taxes on income and gains it distributes to shareholders. Each fund will distribute substantially all of its ordinary income and capital gain net income on a current basis.

Fund distributions designated as "exempt-interest dividends" are not generally subject to federal income tax. However, if you receive social security or railroad retirement benefits, you should consult your tax adviser to determine what effect, if any, an investment in a fund may have on the taxation of your benefits. In addition, an investment in a fund may result in liability for federal alternative minimum tax and for state and
local taxes, for both         individual and corporate
shareholders.

Each fund may at times purchase tax-exempt securities at a discount from the price at which they were originally issued, especially during periods of rising interest rates. For federal income tax purposes, some or all of the market discount will be included in the fund's ordinary income and will be taxable to you as such when it is distributed to you.

Fund distributions (other than exempt-interest dividends, as described above) will be taxable to you as ordinary income to the extent derived from the fund's investment income and net
short-term gains (that is, net gains from         securities held
for not more than a year).  Distributions designated by         a
fund as deriving from         long-term capital gains will be
taxable to you as such, regardless of how long you have held the shares. Distributions will be taxable as described above whether received in cash or in shares through the reinvestment of distributions.

State taxes

General. Except as described below and in the SAI, to the extent not tax-exempt under the state income tax regime to which you are subject, your proportionate share of distributions from a fund's net investment income and short-term capital gains, if any, will be taxable as ordinary income, whether you take them in cash or
reinvest them in additional shares of that fund       . The
treatment for tax purposes of distributions from a fund's long-term capital gains is discussed below.

Arizona. It is the published position of the Arizona Department of Revenue that distributions by a regulated investment company are exempt from Arizona state income tax to the extent such distributions are derived from interest on obligations the interest on which is exempt from Arizona state income tax. As long as the Arizona fund qualifies as a regulated investment company, to the extent distributions by the Arizona fund are derived from interest income with respect to U.S. Treasury securities or, to the extent as described below, tax-exempt securities (defined above under "How the funds pursue their objectives -- tax exempt securities"), such distributions will be exempt from Arizona state personal income tax. In addition, it is the published position of the Arizona Department of Revenue that distributions by a regulated investment company derived from certain other governmental obligations as to which federal law specifically precludes state taxation of interest received by a direct investor in such obligations are exempt from Arizona personal state income tax.

Some tax-exempt securities of Arizona issuers have a direct income tax exemption under Arizona law, independent of federal tax treatment. However, in most cases, interest with respect to tax-exempt securities of Arizona issuers is exempt from Arizona state income tax only so long as that interest is excluded from gross income for federal income tax purposes. Therefore, if interest with respect to tax-exempt securities of Arizona issuers held by the Arizona fund ceases to be exempt from federal income tax (or is retroactively determined to be taxable under federal law), then, unless that obligation has an independent statutory tax exemption under Arizona law, distributions by the Arizona fund derived from interest on that obligation will cease to be exempt from state personal income taxes (and, if interest on the obligation is determined to be taxable under federal law retroactive to any date, those distributions may be considered not to have been exempt from state income taxes from that date).

For Arizona personal income tax purposes, distributions by the Arizona fund, other than distributions exempt from Arizona state personal income tax, will be taxable as ordinary income, whether paid in cash or reinvested in additional shares. Under current Arizona income tax law, distributions of net capital gains earned by the Arizona fund are not exempt from taxation and are taxed at ordinary income tax rates.

Florida. Florida does not currently impose an income tax on individuals. Thus individual shareholders of the fund will not be subject to any Florida state income tax on distributions received from the Florida fund. However, certain distributions will be taxable to corporate shareholders that are subject to Florida corporate income tax.

Florida currently imposes an "intangibles tax" at the annual rate of 0.20% on certain securities and other intangible assets owned by Florida residents. Certain types of tax-exempt securities of Florida issuers, U.S. government securities and tax-exempt securities issued by certain U.S. territories and possessions are exempt from this intangibles tax. The Florida fund has received a ruling from Florida authorities that if on December 31 of any year the Florida fund's portfolio consists solely of such exempt assets, the Florida fund's shares will be exempt from the Florida intangibles tax payable for the following year.

In order to take advantage of the exemption from the intangibles tax in any year, the Florida fund must sell any non-exempt assets held in its portfolio and reinvest the proceeds in exempt assets prior to December 31. Transaction costs involved in restructuring the portfolio in this fashion would likely reduce the Florida fund's investment return and might exceed any increased investment return the Florida fund achieved by investing in non-exempt assets during the year.

Massachusetts. Distributions received from the Massachusetts fund are exempt from Massachusetts personal income tax to the extent that they are derived from interest on tax-exempt securities and are designated as such. The Massachusetts fund has obtained a tax ruling which recognizes for Massachusetts personal income tax purposes the tax-exempt character of gains realized by the fund on the sale of certain tax-exempt securities when those gains are distributed to shareholders and designated as such.

Distributions from investment income and capital gains, including exempt-interest dividends, may be subject to Massachusetts corporate excise tax.

 In 1994, the Massachusetts personal income tax statute was modified to provide for graduated rates of tax (with some exceptions) on gains from the sale or exchange of capital assets held for more than one year based on the length of time the asset has been held since January 1, 1995. The Massachusetts Department of Revenue has released proposed regulations providing that the holding period of the mutual fund (rather than that of its shareholders) will be determinative for purposes of applying the revised statute to shareholders that receive capital gain distributions, so long as the mutual fund separately designates the amount of such distributions attributable to each of six classes of gains from the sale or exchange of capital assets held for more than one year in a notice provided to shareholders and the Commissioner of Revenue on or before March 1 of the calendar year after the calendar year of such distributions. In the absence of such notice, the holding period of the assets giving rise to such gain is deemed to be more than one but not more than two years. Shareholders should consult their tax advisers with respect to the Massachusetts personal income tax treatment of capital gain distributions from the fund.

Michigan.  Distributions received from the Michigan fund are
exempt from Michigan personal income tax         to the extent
they are derived from interest on tax-exempt securities, under the current position of the Michigan Department of Treasury.
Such distributions, if received in connection with a shareholder's business activity, may, however, be subject to Michigan single business tax. See the SAI. For Michigan
personal income tax        and single business tax purposes, fund
distributions attributable to any source other than interest on tax-exempt securities will be fully taxable. Fund distributions may be subject to the uniform city income tax imposed by certain Michigan cities. The Michigan intangibles tax was fully repealed as of January 1, 1998.

Minnesota. In 1995, Minnesota enacted a statement of intent that interest on obligations of Minnesota and its political subdivisions and Indian tribes be included in net income of individuals, estates and trusts for Minnesota income tax purposes if it is judicially determined that Minnesota's exemption of such interest and taxation of interest on obligations of other states and their political subdivisions and Indian tribes unlawfully discriminates against interstate commerce. This provision applies to taxable years that begin during or after the calendar year in which any such determination becomes final. Putnam Management is not aware of any decision in which a court has held that a state's exemption of interest on its own bonds or those of its political subdivisions or Indian tribes and taxation of interest on the bonds of other states or their political subdivisions or Indian tribes unlawfully discriminates against interstate commerce or otherwise contravenes the United States Constitution. However, there can be no assurance that interest on the tax-exempt securities held by the Minnesota fund would not become taxable under this Minnesota statutory provision.

Shareholders of the Minnesota fund who are individuals, estates or trusts will not be subject to Minnesota personal income tax on fund distributions to the extent that such distributions qualify as exempt-interest dividends derived from interest on obligations
of the State of Minnesota and its agencies, instrumentalities, political subdivisions and Indian tribes, provided that at least 95% of the fund's total exempt-interest dividends are derived from interest on obligations of such Minnesota entities.

Exempt-interest dividends attributable to interest on certain private activity bonds issued after August 7, 1986 will be included in Minnesota "alternative taxable income" of individuals, estates and trusts for purposes of computing
Minnesota's alternative minimum tax.

Losses of individuals, estates and trusts that are disallowed or treated as long-term losses under current federal law by reason of the shareholder's receipt of exempt-interest dividends or capital gain dividends, respectively, are treated similarly under Minnesota law, notwithstanding, in the case of exempt-interest dividends, that such dividends may not be fully excludable from Minnesota gross income.

Fund distributions are not excluded in determining the Minnesota franchise tax on corporations measured by net income or the Minnesota alternative minimum tax on corporations.

New Jersey. The New Jersey fund intends to qualify as a "qualified investment fund" under the New Jersey Gross Income Tax law except when investing for defensive purposes under certain circumstances. As long as the New Jersey fund is a qualified investment fund and to the extent its distributions are derived from interest or net gains on tax-exempt securities, such distributions will be exempt from New Jersey gross income tax, but will be included in the net income tax base for purposes of computing the corporate business tax. The exemption from the New Jersey Gross Income Tax will also extend to interest or net gains on obligations of the United States, its territories and certain of its agencies and instrumentalities which pay interest free from state or local taxation under any laws of New Jersey or laws of the United States. Gains resulting from the redemption or sale of shares of the New Jersey fund will also be exempt from New Jersey Gross Income Tax.

In order to be a qualified investment fund, the New Jersey fund must, as of the end of each fiscal quarter, invest at least 80% of the aggregate principal amount of its investments (excluding financial options, futures, forward contracts, or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under the regulated investment company rules under the Internal Revenue Code, and cash and cash items, which cash items shall include receivables) in the exempt obligations referred to above and have no investments other than interest bearing or discounted obligations, cash or cash items (including receivables) and financial options, futures, forward contracts or certain other similar instruments related to interest-bearing or discounted obligations or bond indexes related thereto. If the New Jersey fund fails to be a qualified investment fund, as a result of employing alternative investment strategies or otherwise, it is possible that all or a portion of its distributions for the entire taxable year will not qualify for tax-exempt status under New Jersey law.

For New Jersey Gross Income Tax purposes, distributions by the fund derived from income or net gains on investments other than tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities will be taxable as ordinary income, whether paid in cash or reinvested in additional shares.

Ohio. Distributions received from the Ohio fund are exempt from Ohio personal income tax and school district and municipal income taxes in Ohio to the extent they are properly attributable to interest on obligations issued by the State of Ohio, political subdivisions thereof, or agencies or instrumentalities thereof ("Ohio Obligations"), provided that the Ohio fund continues to qualify as a regulated investment company for federal income tax purposes and that at all times at least 50% of the value of the total assets of the fund consists of Ohio Obligations or similar obligations of other states or their subdivisions. It is assumed for purposes of this discussion of Ohio taxation that these requirements are satisfied. All distributions received from the Ohio fund are excluded from the net income base of the Ohio corporation franchise tax to the extent that they (a) are properly attributable to interest on Ohio Obligations, or (b) represent exempt-interest dividends for federal income tax purposes. The Ohio fund's shares will be included in a shareholder's tax base for purposes of computing the Ohio corporation franchise tax on the net worth basis.

Distributions of capital gain received from the Ohio fund will be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio and will be excluded from the net income base of the Ohio corporation franchise tax, in each case to the extent that such distributions are properly attributable to profit made on the sale, exchange or other disposition by the Ohio fund of Ohio Obligations.

Distributions properly attributable to interest on obligations of the United States or of any authority, commission, or instrumentality of the United States or obligations of Puerto Rico, the Virgin Islands, or Guam or their authorities or instrumentalities the interest on which is exempt from state income taxes under the laws of the United States ("Possessions Obligations") will be exempt from Ohio personal income tax and school district and municipal income taxes in Ohio, and, provided, in the case of Possessions Obligations, such interest is excluded from gross income for federal income tax purposes, are excluded from the net income base of the Ohio corporation franchise tax.

Pennsylvania. Distributions paid by the Pennsylvania fund will not be subject to the Pennsylvania personal income tax or to the Philadelphia School District investment net income tax to the extent that the distributions are attributable to interest received by the Pennsylvania fund from its investments in tax-exempt securities and obligations of the United States, its territories and certain of its agencies and instrumentalities. Distributions by the Pennsylvania fund to a Pennsylvania resident that are attributable to other sources may be subject to the Pennsylvania personal income tax and (for residents of Philadelphia) to the Philadelphia School District investment net income tax whether paid in cash or reinvested in additional shares. Distributions paid by the Pennsylvania fund which are excludable as exempt income for federal tax purposes are not subject to the Pennsylvania corporate net income tax. For a more detailed description of Pennsylvania corporate income tax, see the SAI. Fund shares are not subject to the personal property tax, due to this tax being recently repealed by all counties in Pennsylvania.

        General

Early in
the calendar
 year Putnam Investor Services will notify you of the amount and tax status of distributions paid to you for the preceding year.

The foregoing is a summary of certain federal and state income tax consequences of investing in a fund. You should consult your tax adviser to determine the precise effect of an investment in a fund on your particular tax situation (including possible liability for federal alternative minimum tax and for state and local taxes).

About Putnam Investments, Inc.

Putnam Management has been managing mutual funds since 1937. Putnam Mutual Funds is the principal underwriter of the funds and of other Putnam funds. Putnam Fiduciary Trust Company is the custodian of the funds. Putnam Investor Services, a division of Putnam Fiduciary Trust Company, is the investor servicing and transfer agent for the funds.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust Company are subsidiaries of Putnam Investments, Inc., which is located at One Post Office Square, Boston, Massachusetts 02109 and, except for a minority stake owned by employees, are owned by Marsh & McLennan Companies, Inc., a publicly-owned holding company whose principal businesses are international insurance and reinsurance brokerage, employee benefit consulting and investment management.

PUTNAM INVESTMENTS
               P.O. Box 989
       Boston, Massachusetts 02103
       Toll-free 1-800-225-1581
       www.putnaminv.com

Appendix

Security ratings

The ratings services' descriptions are as follows:

Moody's Investors Service, Inc.:

Bonds

Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than the Aaa securities.

A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper-medium-grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

Baa -- Bonds which are rated Baa are considered as medium grade obligations, (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well-assured. Often the protection of interest and principal payments may be very moderate, and thereby not well safeguarded during both good and bad times over the future. Uncertainty of position characterizes bonds in this class.

Ratings of Corporate Obligations

The Moody's corporate obligations ratings of Aaa, Aa, A and Baa and the Standard & Poor's corporate obligations ratings of AAA, AA, A and BBB do not differ materially from those set forth above for tax-exempt securities.



Standard & Poor's:

Bonds

AAA --         An obligation rated `AAA' has the highest rating
assigned by Standard & Poor's.         The obligor's capacity to
meet its financial commitment on the obligation is extremely strong.

AA --         An obligation rated `AA' differs from the
highest-rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

A -- An obligation rated `A'         is somewhat more susceptible
to the adverse effects of changes in circumstances and economic
conditions than         obligations in higher-rated categories.
However, the obligor to meet its financial commitment on the obligation is still strong.

        BBB -- An obligation rated `BBB' exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened
capacity         of the obligator's capacity to meet its
financial commitment on the obligation.

        Obligations rated BB, CCC, CC and C are regarded as
having significant speculative characteristics.  BB indicates the
lowest degree of speculation and         C the highest. While
such         obligations will likely have some quality and
protective characteristics, these are outweighed by large uncertainties or major exposures to adverse conditions.

BB --         An obligation rated `BB'         is less vulnerable
to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the
obligor's inadequate capacity to meet         its financial
commitment on the obligation.

Commercial paper

A-1 -- This highest category indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are denoted with a plus sign (+) designation.

A-2 -- Capacity for timely payment on issues with this designation is satisfactory. However, the relative degree of safety is not as high as for issues designated`A-1'.

Duff & Phelps Corporation

Long-Term Debt

AAA -- Highest credit quality. The risk factors are negligible, being only slightly more than for risk-free U.S. Treasury debt.

AA+, AA, AA- -- High credit quality. Protection factors are strong. Risk is modest but may vary slightly from time to time because of economic conditions.

A+, A, A- -- Protection factors are average but adequate.
However, risk factors are more variable and greater in periods of economic stress.

BBB+, BBB, BBB- -- Below-average protection factors but still considered sufficient for prudent investment. Considerable variability in risk during economic cycles.

BB+, BB, BB- -- Below investment grade but deemed likely to meet obligations when due. Present or prospective financial protection factors fluctuate according to industry conditions or company fortunes. Overall quality may move up or down frequently within this category.

B+, B, B- -- Below investment grade and possessing risk that obligations will not be met when due. Financial protection factors will fluctuate widely according to economic cycles, industry conditions and/or company fortunes. Potential exists for frequent changes in the rating within this category or into a higher or lower rating grade.

Fitch Investors Service,
Inc.:


AAA -- Bonds considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events.

AA -- Bonds considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA.

A -- Bonds considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings.

BBB -- Bonds considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have an adverse impact on these
bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

BB -- Bonds considered to be speculative. The obligor's ability to pay interest and repay principal may be affected over time by adverse economic changes. However, business and financial alternatives can be identified which could assist the obligor in satisfying its debt service requirements.

B -- Bonds are considered highly speculative. Bonds in this class are lightly protected as to the obligor's ability to pay interest over the life of the issue and repay principal when due.



 PUTNAM ARIZONA TAX EXEMPT INCOME FUND
(the "Arizona fund")
PUTNAM FLORIDA TAX EXEMPT INCOME FUND
(the "Florida fund")
PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
(the "Massachusetts fund")
PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
(the "Michigan fund")
PUTNAM MINNESOTA TAX EXEMPT INCOME FUND
(the "Minnesota fund")
PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
(the "New Jersey fund")
PUTNAM OHIO TAX EXEMPT INCOME FUND
(the "Ohio fund")
PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND
(the "Pennsylvania fund")
(each a "fund" and collectively, the "funds")

FORM N-1A
PART B

STATEMENT OF ADDITIONAL INFORMATION ("SAI")

September 30,         1998


This SAI is not a prospectus and is only authorized for distribution when accompanied or preceded by the prospectus of
the funds dated September 30,         1998, as revised from time
to time. This SAI contains information which may be useful to investors but which is not included in the prospectus. If a fund has more than one form of current prospectus, each reference to the prospectus in this SAI shall include all of the fund's prospectuses, unless otherwise noted. The SAI should be read together with the applicable prospectus. Investors may obtain a free copy of the applicable prospectus from Putnam Investor Services, Mailing address: P.O. Box 41203, Providence, RI 02940-1203.

Part I of this SAI contains specific information about the funds.
Part II includes information about the funds and the other Putnam funds.


Part I       Page

TAX-EXEMPT SECURITIES. . . . . . . . . . . . . . . . . . . . . .
 . . . .I-3

INVESTMENT RESTRICTIONS. . . . . . . . . . . . . . . . . . . . .
 . . . .I-5

CHARGES AND EXPENSES . . . . . . . . . . . . . . . . . . . . . .
 . . . .I-7

INVESTMENT PERFORMANCE . . . . . . . . . . . . . . . . . . . . .
 . . . I-29

TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . . I-34

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES . . . .
 . . . I-36

ADDITIONAL OFFICERS. . . . . . . . . . . . . . . . . . . . . . .
 . . . I-45

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS . . . . . . . .
 . . . I-45

Part II



TAXES. . . . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-30

MANAGEMENT . . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-36

DETERMINATION OF NET ASSET VALUE . . . . . . . . . . . . . . . .
 . . .II-46

HOW TO BUY SHARES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-47

DISTRIBUTION PLANS . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-59

INVESTOR SERVICES. . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-61

SIGNATURE GUARANTEES . . . . . . . . . . . . . . . . . . . . . .
 . . .II-66

SUSPENSION OF REDEMPTIONS. . . . . . . . . . . . . . . . . . . .
 . . .II-67

SHAREHOLDER LIABILITY. . . . . . . . . . . . . . . . . . . . . .
 . . .II-67

STANDARD PERFORMANCE MEASURES. . . . . . . . . . . . . . . . . .
 . . .II-67

COMPARISON OF PORTFOLIO PERFORMANCE. . . . . . . . . . . . . . .
 . . .II 69

DEFINITIONS. . . . . . . . . . . . . . . . . . . . . . . . . . .
 . . .II-73


                                    SAI
                                   PART I

TAX-EXEMPT SECURITIES

General description. As used in the prospectus and in this SAI, the term "tax-exempt securities" includes obligations issued by a state, its political subdivisions (for example, counties, cities, towns, villages, districts and authorities) and their agencies, instrumentalities or other governmental units, the interest from which is, in the opinion of bond counsel, exempt from federal income tax and (except for Florida, which has no personal income tax) personal or gross income tax of the relevant state. Such obligations are issued to obtain funds for various public purposes, including the construction of a wide range of public facilities, such as airports, bridges, highways, housing, hospitals, mass transportation, schools, streets and water and sewer works. Other public purposes for which tax-exempt securities may be issued include the refunding of outstanding obligations or the payment of general operating expenses.

Short-term tax-exempt securities are generally issued by state and local governments and public authorities as interim financing in anticipation of tax collections, revenue receipts, or bond sales to finance such public purposes.

In addition, certain types of "private activity" bonds may be
issued by public authorities to finance         projects such as
privately operated housing facilities; certain local facilities
for supplying water, gas        or electricity; sewage or solid
waste disposal facilities; student loans; or may be issued by public or private institutions for the construction of educational, hospital, housing and other facilities. Such obligations are included within the term tax-exempt securities if the interest paid thereon is, in the opinion of bond counsel, exempt from federal income tax and (except for the Florida fund) personal or gross income tax of the relevant state (such interest may, however, be subject to federal alternative minimum tax). Other types of private activity bonds, the proceeds of which are used for the construction, repair or improvement of, or to obtain equipment for, privately operated industrial or commercial facilities, may also constitute tax-exempt securities, although the current federal tax laws place substantial limitations on the size of such issues.

Stand-by commitments. When a fund purchases tax-exempt securities, it has the authority to acquire stand-by commitments from banks and broker-dealers with respect to those tax-exempt securities. A stand-by commitment may be considered a security independent of the tax-exempt security to which it relates. The amount payable by a bank or dealer during the time a stand-by commitment is exercisable, absent unusual circumstances, would be substantially the same as the market value of the underlying tax-exempt security to a third party at any time. Each fund expects that stand-by commitments generally will be available without the payment of direct or indirect consideration. The funds do not expect to assign any value to stand-by commitments.

Yields. The yields on tax-exempt securities depend on a variety of factors, including general money market conditions, effective marginal tax rates, the financial condition of the issuer, general conditions of the tax-exempt security market, the size of a particular offering, the maturity of the obligation and the rating of the issue. The ratings of nationally recognized securities rating agencies represent their opinions as to the credit quality of the tax-exempt securities which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, tax-exempt securities with the same maturity and interest rate but with different ratings may have the same yield. Yield disparities may occur for reasons not directly related to the investment quality of particular issues or the general movement
of interest rates        and may be due to such factors as
changes in the overall demand or supply of various types of tax-exempt securities or changes in the investment objectives of investors. Subsequent to purchase by a fund, an issue of tax-exempt securities or other investments may cease to be rated or its rating may be reduced below the minimum rating required for purchase by a fund. Neither event will require the elimination of an investment from a fund's portfolio, but Putnam Management will consider such an event in its determination of whether a fund should continue to hold an investment in its portfolio.

"Moral obligation" bonds. None of the funds currently intends to invest in so-called "moral obligation" bonds, where payment is backed by a moral commitment of an entity other than the issuer, unless the credit of the issuer itself, without regard to the "moral obligation," meets the investment criteria established for investments by the fund.

Additional risks. Securities in which a fund may invest, including tax-exempt securities, are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the federal Bankruptcy Code (including special provisions related to municipalities and other public entities), and laws, if any, which may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that, as a result of litigation or other conditions, the power, ability or willingness of issuers to meet their obligations for the payment of interest and principal on their tax-exempt securities may be materially affected.

From time to time, proposals have been introduced before Congress for the purpose of restricting or eliminating the federal income tax exemption for interest on debt obligations issued by states and their political subdivisions. Federal tax laws limit the types and amounts of tax-exempt bonds issuable for certain purposes, especially industrial development bonds and private activity bonds. Such limits may affect the future supply and yields of these types of tax-exempt securities. Further proposals limiting the issuance of tax-exempt bonds may well be introduced in the future. If it appeared that the availability of tax-exempt securities for investment by a fund and the value of that fund's portfolio could be materially affected by such changes in law, the Trustees of that fund would reevaluate its investment objective and policies and consider changes in the structure of that fund or its dissolution.

INVESTMENT RESTRICTIONS

As fundamental investment restrictions, which may not be changed without a vote of a majority of the outstanding voting securities, each fund may not and will not:

(1) Borrow money in excess of 10% of the value (taken at the lower of cost or current value) of its total assets (not including the amount borrowed) at the time the borrowing is made, and then only from banks as a temporary measure to facilitate the meeting of redemption requests (not for leverage) which might otherwise require the untimely disposition of portfolio investments or for extraordinary or emergency purposes. Such borrowings will be repaid before any additional investments are purchased.

(2) Underwrite securities issued by other persons except to the extent that, in connection with the disposition of its portfolio investments, it may be deemed to be an underwriter under certain federal securities laws.

(3) Purchase or sell real estate, although it may purchase securities of issuers which deal in real estate, securities which are secured by interests in real estate, and securities which represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein.

(4) Purchase or sell commodities or commodity contracts, except that the fund may purchase and sell financial futures contracts and options and may enter into foreign exchange contracts and other financial transactions not involving physical commodities.

(5) Make loans, except by purchase of debt obligations in which the fund may invest consistent with its investment policies, by entering into repurchase agreements, or by lending its portfolio securities.

(6) (Arizona, Florida and New Jersey funds only). With respect to 50% of its total assets, invest in securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(7) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only). With respect to 75% of its total assets, invest in the securities of any issuer if, immediately after such investment, more than 5% of the total assets of the fund (taken at current value) would be invested in the securities of such issuer; provided that this limitation does not apply to obligations issued or guaranteed as to interest or principal by the U.S. government or its agencies or instrumentalities.

(8) (Arizona, Florida and New Jersey funds only). With respect to
50% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(9) (Massachusetts, Michigan, Minnesota, Ohio and Pennsylvania funds only). With respect to 75% of its total assets, acquire more than 10% of the outstanding voting securities of any issuer.

(10) Purchase securities (other than securities of the U.S. government, its agencies or instrumentalities or tax-exempt securities, except tax-exempt securities backed only by the assets and revenues of non-governmental issuers) if, as a result of such purchase, more than 25% of the fund's total assets would be invested in any one industry.

(11) Issue any class of securities which is senior to the fund's shares of beneficial interest, except for permitted borrowings.

Although certain of each fund's fundamental investment restrictions permit it to borrow money to a limited extent, none of the funds currently intends to do so or did so last year.

The Investment Company Act of 1940 provides that a "vote of a majority of the outstanding voting securities" of a fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding fund shares, or (2) 67% or more of the shares present at a meeting if more than 50% of the outstanding fund shares are represented at the meeting in person or by proxy.

                             ------------------
It is contrary to each fund's present policy, which may be changed without shareholder approval, to:

Invest in (a) securities which are not readily marketable, (b) securities restricted as to resale (excluding securities determined by the Trustees of the fund (or the person designated by the Trustees of the fund to make such determinations) to be readily marketable), and (c) repurchase agreements maturing in more than seven days, if, as a result, more than 15% of a fund's net assets (taken at current value) would be invested in securities described in (a), (b) and (c) above.

                       ---------------------------

All percentage limitations on investments (other than pursuant to
the         non-fundamental restriction         above) will apply
at the time of the making of an investment and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of such investment.

                       ---------------------------

CHARGES AND EXPENSES

Management fees

Each fund pays a quarterly fee to Putnam Management based on the average net assets of that fund, as determined at the close of each business day during the quarter, at the annual rate of 0.60% of the first $500 million, 0.50% of the next $500 million, 0.45% of the next $500 million, 0.40% of the next $5 billion, 0.375% of the next $5 billion, 0.355% of the next $5 billion, 0.340% of the next $5 billion and 0.330% thereafter.

For the past three fiscal years, pursuant to these management contracts and management contracts in effect prior to September
20, 1996 (at the rates and dated as set forth below), the funds incurred the following fees:

             Fiscal          Management
             year            fee paid
             ------          ----------------
Arizona fund  1998          $919,202
              1997          $902,931
              1996          $943,091

Florida fund  1998        $1,830,007
              1997        $1,811,365
              1996        $1,860,534


Massachusetts fund 1998   $2,323,681
              1997        $2,084,991
              1996        $1,885,492

Michigan fund 1998        $1,101,894
              1997        $1,041,555
              1996          $990,338

Minnesota fund    1998                     $856,443
              1997          $789,906
              1996          $742,566

New Jersey fund    1998   $1,890,731
              1997        $1,844,631
              1996        $1,824,907

Ohio fund     1998        $1,426,828
              1997        $1,395,593
              1996        $1,379,995

Pennsylvania fund  1998   $1,640,373
              1997        $1,554,372
              1996        $1,426,014



        Fund Name and                              Prior
        Prior Contract Date       Contract Rates

Arizona fund
3/5/92           0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40%  thereafter

Florida fund
12/5/91          0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40% thereafter

Massachusetts fund
7/11/91          0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40% thereafter

Michigan fund
7/11/91          0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40% thereafter

Minnesota fund
7/11/91          0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40% thereafter

New Jersey fund
6/6/91           0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40% thereafter

Ohio fund
7/11/91          0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40% thereafter

Pennsylvania fund
7/11/91          0.60% of the first $500 million
         0.50% of the next $500 million
         0.45% of the next $500 million
         0.40% thereafter

Brokerage commissions

The following table shows brokerage commissions paid during the fiscal periods indicated.

                 Fiscal       Brokerage
                 year         commissions
                 ------       ------------
Arizona fund     1998           $7,189
                 1997          $18,252
                 1996           $8,892

Florida fund     1998          $12,935
                 1997          $41,262
                 1996          $10,049

Massachusetts fund     1998     $8,138
                 1997          $38,155
                 1996          $11,986

Michigan fund    1998           $4,108
                 1997          $19,462
                 1996           $5,967

Minnesota fund   1998           $5,278
                 1997          $13,494
                 1996           $4,667

New Jersey fund  1998           $7,384
                 1997          $28,054
                 1996          $18,629


Ohio fund        1998          $10,153
                 1997          $32,721
                 1996           $6,578

        Pennsylvania fund             1998 $8,476
                         1997  $26,520
                         1996   $9,269



Administrative expense reimbursement

The funds reimbursed Putnam Management for administrative
services during fiscal         1998, including compensation of
certain fund officers and contributions to the Putnam
Investments, Inc. Profit Sharing Retirement Plan for their benefit, as follows:

                                             Portion of total
                                             reimbursement for
                                               compensation
                           Total                   and
                       reimbursement          contributions
                       -------------         ----------------
Arizona fund             $6,164                  $5,312
Florida fund             $6,933                  $5,975
Massachusetts fund                               $6,454    $5,562
Michigan fund            $6,223                  $5,363
Minnesota fund           $6,180                  $5,326
New Jersey fund          $6,371                  $5,491
Ohio fund                $6,288                  $5,419
Pennsylvania fund                                $6,330    $5,455

Trustee fees

Each Trustee receives a fee for his or her services. Each Trustee also receives fees for serving as Trustee of other Putnam funds. The Trustees periodically review their fees to assure that such fees continue to be appropriate in light of their responsibilities as well as in relation to fees paid to trustees of other mutual fund complexes. The Trustees meet monthly over a two-day period, except in August. The Compensation Committee, which consists solely of Trustees not affiliated with Putnam Management and is responsible for recommending Trustee compensation, estimates that Committee and Trustee meeting time together with the appropriate preparation requires the equivalent of at least three business days per Trustee meeting. The following tables show the year each Trustee was first elected a Trustee of the Putnam funds, the fees paid to each Trustee by
each fund for fiscal         1998 and the fees paid to each
Trustee by all of the Putnam funds during calendar         1997:
COMPENSATION TABLE

Arizona fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)


                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses


                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)


                             Total

                      compensation

                          from all

                            Putnam



                           funds(3)
Jameson A. Baxter/1994
                       $406
  $ 92               $87,500   $176,000 (4)
Hans H. Estin/1972           $382              $203
87,500               175,000
John A. Hill/1985        (6) $378              $ 77
98,000           175,000 (4)
Ronald J. Jackson/1996                         $400
  $ 43                87,500        176,000
Paul L. Joskow/1997 (5)                        $219
  $  3                87,500         25,500
Elizabeth T. Kennan/1992                       $397
  $108                87,500        174,000
Lawrence J. Lasser/1992                        $376
  $ 80                87,500        172,000
John H. Mullin, III/1997 (5)                   $219
  $  6                87,500         25,500
Robert E. Patterson/1984                       $380
  $ 61                87,500        176,000
Donald S. Perkins/1982                         $382
  $220                87,500        176,000
        William F. Pounds/1977 (6)             $407
  $228
98,000                    201,000
George Putnam/1957           $377              $231
87,500               175,000
George Putnam, III/1984                        $381
  $ 40                87,500        174,000
        A.J.C. Smith/1986    $378              $137
87,500               170,000
        W. Thomas Stephens/1997(7)             $289
  $  5
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $382
  $154                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
       (7)    Elected as Trustee in September 1997.
COMPENSATION TABLE

Florida fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)


                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses


                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)


                             Total

                      compensation

                          from all

                            Putnam

                           funds(3)

Jameson         A. Baxter/1994                 $511
  $115               $87,500   $176,000 (4)
Hans H. Estin/1972           $481              $255
87,500               175,000
John A. Hill/1985        (6) $475              $ 96
98,000           175,000 (4)
Ronald J. Jackson/1996                         $503
  $ 55                87,500    176,000 (4)
Paul L. Joskow/1997 (5)                        $274
  $  4                87,500         25,500
Elizabeth T. Kennan/1992                       $502
  $134                87,500        174,000
Lawrence J. Lasser/1992                        $473
  $101                87,500        172,000
John H. Mullin, III/1997 (5)                   $274
  $  6                87,500         25,500
Robert E. Patterson/1984                       $478
  $ 77                87,500        176,500
Donald S. Perkins/1982                         $481
  $275                87,500        176,000
        William F. Pounds/1977 (6)             $529
  $285
98,000                    201,000
George Putnam/1957           $477              $289
87,500               175,000
George Putnam, III/1984                        $479
  $ 60                87,500        174,000
        A.J.C. Smith/1986    $475              $171
87,500               170,000
        W. Thomas Stephens/1997(7)             $362
  $  6
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $481
  $193                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
       (7)    Elected as Trustee in September 1997.
COMPENSATION TABLE

Massachusetts fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)


                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses


                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)

                             Total

                      compensation

                          from all

                            Putnam



                           funds(3)
Jameson A. Baxter/1994                         $565
  $128               $87,500   $176,000 (4)
Hans H. Estin/1972           $531              $284
87,500               175,000
John A. Hill/1985        (6) $526              $107
98,000           175,000 (4)
Ronald J. Jackson/1996                         $556
  $ 61                87,500    176,000 (4)
Paul L. Joskow/1997 (5)                        $304
  $  5                87,500         25,500
Elizabeth T. Kennan/1992                       $555
  $149                87,500        174,000
Lawrence J. Lasser/1992                        $523
  $112                87,500        172,000
John H. Mullin, III/1997 (5)                   $304
  $  7                87,500         25,500
Robert E. Patterson/1984                       $529
  $ 85                87,500        176,000
Donald S. Perkins/1982                         $531
  $307                87,500        176,000
        William F. Pounds/1977 (6)             $591
  $319
98,000                    201,000
George Putnam/1957           $528              $322
87,500               175,000
George Putnam, III/1984                        $529
  $ 56                87,500        174,000
        A.J.C. Smith/1986    $525              $191
87,500               170,000
        W. Thomas Stephens/1997(7)             $401
  $  7
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $531
  $216                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
       (7)    Elected as Trustee in September 1997.
COMPENSATION TABLE

Michigan fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)

                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses

                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)

                             Total

                      compensation

                          from all

                            Putnam



                           funds(3)
Jameson A. Baxter/1994                         $428
  $ 92               $87,500   $176,000 (4)
Hans H. Estin/1972           $403              $204
87,500               175,000
John A. Hill/1985        (6) $398              $ 77
98,000           175,000 (4)
Ronald J. Jackson/1996                         $422
  $ 45                87,500    176,000 (4)
Paul L. Joskow/1997 (5)                        $232
  $  4                87,500         25,500
Elizabeth T. Kennan/1992                       $421
  $108                87,500        174,000
Lawrence J. Lasser/1992                        $396
  $ 81                87,500        172,000
John H. Mullin, III/1997 (5)                   $232
  $  6                87,500         25,500
Robert E. Patterson/1984                       $400
  $ 61                87,500        176,000
Donald S. Perkins/1982                         $403
  $221                87,500        176,000
        William F. Pounds/1977 (6)             $431
  $230
98,000                    201,000
George Putnam/1957           $400              $233
87,500               175,000
George Putnam, III/1984                        $401
  $ 40                87,500        174,000
        A.J.C. Smith/1986    $398              $138
87,500               170,000
        W. Thomas Stephens/1997(7)             $306
  $  5
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $403
  $155                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
       (7)    Elected as Trustee in September 1997.
COMPENSATION TABLE

Minnesota fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)

                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses

                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)

                             Total

                      compensation

                          from all

                            Putnam



                           funds(3)
Jameson A. Baxter/1994                         $412
  $ 91               $87,500   $176,000 (4)
Hans H. Estin/1972           $387              $202
87,500               175,000
John A. Hill/1985        (6) $382              $ 76
98,000           175,000 (4)
Ronald J. Jackson/1996                         $405
  $ 44                87,500    176,000 (4)
Paul L. Joskow/1997 (5)                        $224
  $  3                87,500         25,500
Elizabeth T. Kennan/1992                       $405
  $107                87,500        174,000
Lawrence J. Lasser/1992                        $380
  $ 80                87,500        172,000
John H. Mullin, III/1997 (5)                   $224
  $  5                87,500         25,500
Robert E. Patterson/1984                       $385
  $ 61                87,500        176,000
Donald S. Perkins/1982                         $387
  $219                87,500        176,000
        William F. Pounds/1977 (6)             $409
  $227
98,000                    201,000
George Putnam/1957           $384              $231
87,500               175,000
George Putnam, III/1984                        $385
  $ 40                87,500        174,000
        A.J.C. Smith/1986    $382              $136
87,500               170,000
        W. Thomas Stephens/1997(7)             $294
  $  5
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $387
  $153                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
       (7)    Elected as Trustee in September 1997.
COMPENSATION TABLE

New Jersey fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)

                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses

                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)

                             Total

                      compensation

                          from all

                            Putnam



                           funds(3)
Jameson A. Baxter/1994                         $523
  $117               $87,500   $176,000 (4)
Hans H. Estin/1972           $492              $260
87,500               175,000
John A. Hill/1985        (6) $487              $ 98
98,000           175,000 (4)
Ronald J. Jackson/1996                         $515
  $ 56                87,500    176,000 (4)
Paul L. Joskow/1997 (5)                        $281
  $  4                87,500         25,500
Elizabeth T. Kennan/1992                       $514
  $137                87,500        174,000
Lawrence J. Lasser/1992                        $484
  $103                87,500        172,000
John H. Mullin, III/1997 (5)                   $281
  $  7                87,500         25,500
Robert E. Patterson/1984                       $489
  $ 78                87,500        176,000
Donald S. Perkins/1982                         $492
  $281                87,500        176,000
        William F. Pounds/1977 (6)             $542
  $292
98,000                    201,000
George Putnam/1957           $489              $299
87,500               175,000
George Putnam, III/1984                        $490
  $ 51                87,500        174,000
        A.J.C. Smith/1986    $487              $175
87,500               170,000
        W. Thomas Stephens/1997(7)             $370
  $  6
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $492
  $197                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
       (7)    Elected as Trustee in September 1997.
COMPENSATION TABLE

Ohio fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)

                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses

                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)

                             Total

                      compensation

                          from all

                            Putnam



                           funds(3)
Jameson A. Baxter/1994                         $476
  $106               $87,500   $176,000 (4)
Hans H. Estin/1972           $448              $235
87,500               175,000
John A. Hill/1985        (6) $444              $ 88
98,000           175,000 (4)
Ronald J. Jackson/1996                         $469
  $ 51                87,500    176,000 (4)
Paul L. Joskow/1997 (5)                        $257
  $  4                87,500         25,500
Elizabeth T. Kennan/1992                       $469
  $124                87,500        174,000
Lawrence J. Lasser/1992                        $441
  $ 93                87,500        172,000
John H. Mullin, III/1997 (5)                   $257
  $  6                87,500         25,500
Robert E. Patterson/1984                       $446
  $ 71                87,500        176,000
Donald S. Perkins/1982                         $448
  $254                87,500        176,000
        William F. Pounds/1977 (6)             $486
  $264
98,000                    201,000
George Putnam/1957           $445              $264
87,500               175,000
George Putnam, III/1984                        $447
  $ 46                87,500        174,000
        A.J.C. Smith/1986    $443              $158
87,500               170,000
        W. Thomas Stephens/1997(7)             $339
  $  6
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $448
  $177                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
       (7)    Elected as Trustee in September 1997.
COMPENSATION TABLE

Pennsylvania fund




Trustees/Year



                         Aggregate

                      compensation

                          from the

                            fund(1)

                        Pension or

                        retirement

                  benefits accrued

                        as part of

                              fund

                    expenses

                         Estimated

                   annual benefits

                          from all

                      Putnam funds

                      upon

                      retirement(2)

                             Total

                      compensation

                          from all

                            Putnam



                           funds(3)
Jameson A. Baxter/1994                         $501
  $111               $87,500   $176,000 (4)
Hans H. Estin/1972           $471              $245
87,500               175,000
John A. Hill/1985        (6) $466              $ 92
98,000           175,000 (4)
Ronald J. Jackson/1996                         $493
  $ 53                87,500    176,000 (4)
Paul L. Joskow/1997 (5)                        $270
  $  4                87,500         25,500
Elizabeth T. Kennan/1992                       $493
  $130                87,500        174,000
Lawrence J. Lasser/1992                        $463
  $ 97                87,500        172,000
John H. Mullin, III/1997 (5)                   $270
  $  6                87,500         25,500
Robert E. Patterson/1984                       $469
  $ 74                87,500        176,000
Donald S. Perkins/1982                         $471
  $266                87,500        176,000
        William F. Pounds/1977 (6)             $515
  $276
98,000                    201,000
George Putnam/1957           $468              $281
87,500               175,000
George Putnam, III/1984                        $469
  $ 48                87,500        174,000
        A.J.C. Smith/1986    $466              $166
87,500               170,000
        W. Thomas Stephens/1997(7)             $356
  $  6
87,500                 53,000 (4)
W. Nicholas Thorndike/1992                     $471
  $188                87,500        176,000

(1)  Includes an annual retainer and an attendance fee for each meeting attended.
(2)                              Assumes that each Trustee
retires at the normal retirement
                                 date.  Estimated benefits for
each Trustee are based on fee
                                 rates in effect during calendar
        1997.
       (3)As of December 31,         1997, there were         101
funds in the Putnam family.
       (4)Includes compensation deferred pursuant to a Trustee Compensation Deferral Plan.
       (5)                       Elected as Trustee in
November 1997.
       (6)                       Includes additional compensation
for service as a Vice
                                 Chairman of the Putnam funds.
(7)  Elected as Trustee in September 1997.
Under        a Retirement Plan for Trustees of the Putnam funds
(the
"Plan"), each Trustee who retires with at least five years of service as a Trustee of the funds is entitled to receive an annual retirement benefit equal to one-half of the average annual compensation paid to such Trustee for the last three years of service prior to retirement.
This retirement benefit is payable during a Trustee's lifetime, beginning the year following retirement, for a number of years equal to such Trustee's years of service. A death benefit is also available under the Plan which assures that the Trustee and his or her beneficiaries will receive benefit payments for the lesser of an aggregate period of (i) ten years or (ii) such Trustee's total years of service.

The Plan Administrator (a committee comprised of Trustees that are not
"interested persons" of the funds, as defined in the Investment Company Act of 1940) may terminate or amend the Plan at any time, but no termination or amendment will result in a reduction in the amount of benefits (i) currently being paid to a Trustee at the time of such termination or amendment, or (ii) to which a current Trustee would have been entitled had he or she retired immediately prior to such termination or amendment.

For additional information concerning the Trustees, see
"Management"
in Part II of this SAI.

Share ownership

At August 31,         1998, the officers and Trustees of each
fund as
a group owned less than 1% of the outstanding shares of each class of the fund, and, except as noted below, to the knowledge of each fund no person owned of record or beneficially 5% or more of the shares of any class of that fund:

                               Shareholder name        Percentage
Fund name         Class           and address           owned (%)
-----------       -----      --------------------       --------
Arizona fund        A       Merrill, Lynch, Pierce,
                                 Fenner & Smith
6.50
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484



                    M        Edward D. Jones & Co.
32.50
                              201 Progress Parkway
                       Maryland Heights, MO  63043-3003

                    M    Donaldson, Lufkin & Jenrette
26.30
                                   P.O. 2052
                          Jersey City, NJ 07303-0000

                    M           David A. Moreno
18.30
                        725 S. Tucson Blvd., Apt. 6123
                            Tucson, AZ  85716-5660





                    M           Keith G. Powers
9.00
                               1740 Indian Lane
                           Prescott, AZ  86303-5053

Florida fund        A       Merrill, Lynch, Pierce,
                                 Fenner & Smith
10.40
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    B       Merrill, Lynch, Pierce,
                                 Fenner & Smith
10.40
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484



                    M  Raymond James & Associates, Inc.
14.40
                                P.O. Box 12743
                         St. Petersburg, FL 33733-2743

                    M        Edward D. Jones & Co.
5.00
                              201 Progress Parkway
                       Maryland Heights, MO  63043-3003



                    M           Harry W. Davis
37.20
                                 P.O. Box 9052
                           PC Beach, FL  32417-9052

                    M            Ruth C. Wood*         5.20



                    M     Prudential Securities, Inc.
6.00
                              122 E. 42nd Street
                              New York, NY  10017

Massachusetts       B      Merrill, Lynch, Pierce,
                                Fenner & Smith
6.10
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    M           David P. Matoes       8.00

                                 332 Main St.
                               Wareham, MA 02571

                    M         Alfred H. Novissimo
5.50
                           2 Greglen Ave., Ste. 398
                           Nantucket, MA  02554-2830

                    M          Rose A. Apkarian*          8.30

                    M           James M. Burke*           5.50


Michigan fund       B       Merrill, Lynch, Pierce,
                                 Fenner & Smith
6.00
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    M       Merrill, Lynch, Pierce,
                                 Fenner & Smith           11.50
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    M         Virginia C. Hendley
15.40
                                 P.O. Box 246
                             Manchester, MI  48158

                    M           Frank R. Farkas
7.40
                                1832 Ada Avenue
                           Muskegon, MI  49492-4206

                    M         Pauline B. Pickford
6.80
                                64 Pleasant St.
                             Oxford, MI 48371-4648

                    M            Carey & Co.*         13.30


                    M        Edward D. Jones & Co.
17.50
                              201 Progress Parkway
                       Maryland Heights, MO  63043-3003




Minnesota fund      M        Edward D. Jones & Co.
24.50
                             201 Progress Parkway
                       Maryland Heights, MO  63043-3003

                    M           Craig M. Larson
18.10
                                 200 Chanview
                             Canhassen, MN  55317

                    M           Louise C. Larson      6.90

                              5908 W. 78th Street
                                Edina, MN  55439

                    M         Advanced Clearing*          11.10

                    M          Joel C. Jennings*          6.20


New Jersey fund     A       Merrill, Lynch, Pierce,
                                 Fenner & Smith
9.60
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    B       Merrill, Lynch, Pierce,
                                Fenner & Smith            10.60
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    M         BHC Securities, Inc
16.30
                        2005 Market Street, Suite 1200
                           Philadelphia, PA  14103.

                    M            Jack Keshish
12.10
                                2 Dimisa Drive
                              Holmdel, NJ  07733



                    M           David Cavagnaro
9.50
                             148 Lakeview Ave., S.
                             Plainfield, NJ  07080

                    M  National Financial Services Corp.
6.60
                             Church Street Station
                                 P.O. Box 3908
                              New York, NY  10008

                    M  Vivian Scaglia & Elaine E. Hoover
11.20
                               1 Greentree Road
                              Columbia, NJ  07832
                    M            Paine Webber             6.80
                               1000 Harbor Blvd.
                              Weehawken, NJ 07087

                    M           Anne R. Zitani            15.50

Ohio fund           B       Merrill, Lynch, Pierce,
                                 Fenner & Smith
13.20
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    M    Donaldson, Lufkin & Jenrette
7.20
                                   P.O. 2052
                             Jersey City, NJ 07303

                    M           Paul J. Hannay
8.10
                              285 Melmore Street
                               Tiffin, OH  44883

                    M         Hess & Gault Lumber
20.40
                            One Post Office Square
                               Boston, MA  02109

                    M          Casagrande Masonry Inc.*   16.30


                    M  National Financial Services Corp.  15.70
                             Church Street Station
                                 P.O. Box 3908
                              New York, NY  10008

 Pennsylvania fund  B       Merrill, Lynch, Pierce,
                                 Fenner & Smith           7.70
                            4800 Dear Lake Dr. East
                          Jacksonville, FL 32246-6484

                    M        Patricia H. Polinsky
12.70
                               1469 Jericho Road
                           Abington, PA  19001-2626

                    M           Grace R. Scalzo
8.90
                                59 High Street
                              Pittston, PA  18640

                    M               Sidney Berezin*      14.40

                    M        Richard W. Schaftlein*       5.20

                    *The address for the names listed are:
                    c/o Putnam Fiduciary Trust Company, as
trustee
                    or agent, 859 Willard Street, Quincy, MA
02269.

Distribution fees

During fiscal         1998, the funds paid the following 12b-1
fees to
Putnam Mutual Funds:

Fund name                Class A      Class B      Class M
----------               -------      -------      -------

Arizona fund                       $245,415
$254,553                   $2,682
Florida fund                       $475,305
$559,971                  $7,483
Massachusetts fund                 $576,515
$820,600                  $12,694
Michigan fund                      $288,865
$322,826                  $6,250
Minnesota fund                     $203,841
$336,512                  $7,684
New Jersey fund                    $449,579
$762,389                  $3,125
        Ohio fund          $370,515    $433,719   $7,642
Pennsylvania fund                  $376,584
$712,559                   $6,420

Class A sales charges and contingent deferred sales charges

Putnam Mutual Funds received sales charges with respect to class
A
shares in the following amounts during the periods indicated:

                               Sales charges
                            retained by Putnam    Contingent
                  Total        Mutual Funds        deferred
                front-end         after              sales
              sales charges dealer concessions      charges
              ------------  ------------------      -------
Arizona fund
Fiscal year
 1998          $273,170                     $20,714
$3,552
 1997          $256,335                     $19,256
$0
 1996          $363,781                     $23,412
$10,000

Florida fund
Fiscal year
 1998          $618,337                     $45,640
$12,539
 1997          $479,813                     $29,435
$0
 1996          $603,590                     $45,457
$8,800


Massachusetts fund
Fiscal year
 1998          $817,677                     $81,698
$9,139
 1997          $804,139                     $69,935
$5,892
 1996          $866,435                     $82,951
$1,562


Michigan fund
Fiscal year
 1998          $631,534                     $26,799
$0
 1997          $293,992                     $19,220
$0
 1996          $507,284                     $35,487
$0


Minnesota fund
Fiscal year
 1998          $253,075                     $17,156
$10,651
 1997          $299,911                     $14,517
$996
 1996          $389,372                     $25,681
$0


New Jersey fund
Fiscal year
 1998          $431,109                     $26,430
$8,832
 1997          $444,990                     $28,733
$553
 1996          $725,211                     $48,772
$1,048

Ohio fund
Fiscal year
 1998          $382,476                     $26,000
$0
 1997          $299,079                     $21,347
$0
 1996          $435,027                     $33,619
$0


Pennsylvania fund
Fiscal year
 1998          $518,777                     $33,326
$11,243
 1997          $519,585                     $33,135
$18
 1996          $816,256                     $52,102
$996


Class B contingent deferred sales charges

Putnam Mutual Funds received contingent deferred sales charges upon
redemptions of class B shares in the following amounts during the periods indicated:
                  Contingent deferred
                     sales charges
                  -------------------
Arizona fund
Fiscal year
 1998                  $71,193
 1997                  $64,409
 1996                 $100,749

Florida fund
Fiscal year
 1998                 $156,891
 1997                 $127,203
 1996                 $131,967

Massachusetts fund
Fiscal year
 1998                 $199,915
 1997                 $172,410
 1996                 $165,517

Michigan fund
Fiscal year
 1998                  $74,493
 1997                  $70,002
 1996                  $40,870

Minnesota fund
Fiscal year
 1998                  $67,726
 1997                  $54,301
 1996                  $33,959

New Jersey fund
Fiscal year
 1998                 $196,042
 1997                 $208,190
 1996                 $146,756

Ohio fund
Fiscal year
 1998                 $105,570
 1997                 $152,734
 1996                  $85,990

Pennsylvania fund
Fiscal year
 1998                 $140,736
 1997                 $178,614
 1996                 $105,045

        Class M shares

Putnam Mutual Funds received sales charges with respect to class
M
shares in the following amounts during the periods
indicated:
                                              Sales charges
                                           retained by Putnam
                                              Mutual Funds
                             Total               after
                         sales charges     dealer concessions
                         -------------     ------------------
Arizona fund
Fiscal year
 1998                       $735                  $53
 1997                       $975                 $167
 1996                     $5,471                 $674

Florida fund
Fiscal year
 1998                     $4,996                 $608
 1997                     $2,561                 $214
 1996                     $7,950                 $502

Massachusetts fund
Fiscal year
 1998                     $9,339                 $685
 1997                    $12,561               $1,657
 1996                     $8,403                 $865

Michigan fund
Fiscal year
 1998                    $14,331                 $802
 1997                     $3,735                 $353
 1996                    $10,181               $1,078

Minnesota fund
Fiscal year
 1998                     $5,199                $161
 1997                       $673                  $69
 1996                     $4,671                 $141

New Jersey fund
Fiscal year
 1998                     $6,348                 $615
 1997                     $4,802                 $524
 1996                     $4,939                 $419

Ohio fund
Fiscal year
 1998                     $2,128                  $82
 1997                     $4,707                 $321
 1996                     $2,641                 $259

Pennsylvania fund
Fiscal year
 1998                    $16,920               $1,666
 1997                     $7,322                 $552
 1996                     $4,286                 $432




Investor servicing and custody fees and expenses

During the         1998 fiscal year, each fund incurred the
following
fees and out-of-pocket expenses for investor servicing and custody services provided by Putnam Fiduciary Trust Company:

Arizona fund                 $203,604
Florida fund                 $373,821
Massachusetts fund           $466,788
Michigan fund                $245,637
Minnesota fund               $202,234
New Jersey fund              $395,737
Ohio fund                    $316,177
Pennsylvania fund            $353,710


INVESTMENT PERFORMANCE

Standard performance measures
(for periods ended May 31,         1998)


Arizona fund
             Class A             Class B        Class M
Inception
date:             1/30/91        7/15/93        7/3/95

Average
annual
total return
-----------------------------------------------------------------
-----

 1 year        3.14%          2.47%          4.48%
 5 years                      4.58           4.494.61
_____
 Life of fund                 6.56           6.456.41

Yield

30-day
yield          4.02%          3.57%          3.79%

Tax-equivalent
yield*                        7.02%          6.23%    6.62%

*Assumes the maximum combined 42.72% federal and state income tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.

Florida fund
             Class A             Class B        Class M
Inception
date:        8/24/90             1/4/93          5/1/95

Average
annual
total return
-----------------------------------------------------------------
-----

1 year         3.59%          3.10%          4.81%
5 years        4.73           4.78           4.72
Life of fund                  7.05           6.916.86


Yield

30-day
yield          4.40%          3.95%          4.18%

Tax-equivalent
yield*         7.28%          6.54%          6.92%

*Assumes the maximum 39.60% federal income tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.


Massachusetts fund
             Class A             Class B        Class M
Inception
date:        10/23/89            7/15/93        5/12/95

Average
annual
total return
-----------------------------------------------------------------
-----

1 year         3.74%          3.27%          5.05%
5 years        5.32           5.27           5.30
Life of fund                  7.60           7.407.39

Yield

30-day
yield          4.57%          4.14%          4.36%

Tax-equivalent
yield*         8.60%          7.79%          8.20%

*Assumes the maximum combined 46.85% federal and state income tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.


Michigan fund
             Class A             Class B          Class M
Inception
date:        10/23/89            7/15/93          4/17/95


Average
annual
total return
-----------------------------------------------------------------
----

1 year         2.18%          2.58%          4.40%
5 years        4.93           4.90           4.93
Life of fund                  6.78           6.106.57

Yield

30-day
yield          4.45%          4.03%          4.23%

Tax-equivalent
yield*         7.71%          6.98%          7.33%

*Assumes the maximum combined 42.26% federal and state income tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.

Minnesota fund
             Class A            Class B         Class M
Inception
date:        10/23/89           7/15/93         4/3/95

Average
annual
total return
-----------------------------------------------------------------

1 year         2.50%          1.99%          3.99%
5 years        4.75           4.65           4.74
Life of fund                  6.38           6.156.17

Yield

30-day
yield          4.49%          4.06%          4.27%

Tax-equivalent
yield*         8.12%          7.35%          7.73%

*Assumes the maximum combined 44.73% federal and state income tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.

New Jersey fund
             Class A            Class B         Class M
Inception
date:        2/20/90            1/4/93          5/1/95

Average
annual
total return
-----------------------------------------------------------------
-----

1 year         3.18%          2.65%          4.65%
5 years        4.78           4.76           4.84
Life of fund   6.99           6.79           6.81

Yield

30-day
yield          4.34%          3.91%          4.12%

Tax-equivalent
yield*         7.52%          6.77%          7.14%

*Assumes the maximum combined         42.26% federal and state
income
tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.

Ohio fund
             Class A            Class B         Class M
Inception
date:        10/23/89           7/15/93         4/3/95

Average
annual
total return
-----------------------------------------------------------------
--

1 year         2.18%          2.65%          4.42%
5 years        4.81           4.78           4.83
Life of fund                  6.68           6.486.47

Yield

30-day
yield          4.82%          4.41%          4.63%


Tax-equivalent
yield*         8.60%          7.87%          8.26%

*Assumes the maximum combined         43.95% federal and state
income
tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.

Pennsylvania fund
             Class A             Class B        Class M
Inception
date:        7/21/89             7/15/93        7/3/95

Average annual
total return
-----------------------------------------------------------------
----

1 year         3.67%          3.15%          4.87%
5 years        5.37           5.29           5.36
Life of fund                  7.23           6.987.00

Yield

30-day
yield          4.44%          4.01%          4.26%

Tax-equivalent
yield*         7.56%          6.83%          7.26%

*Assumes the maximum combined 41.29% federal and state income tax rate applicable to individuals. Results for investors subject to lower tax rates would not be as advantageous.

Returns for class A and class M shares reflect the deduction of the current maximum initial sales charges of 4.75% and 3.25%, respectively

Returns for class B shares reflect the deduction of the applicable contingent deferred sales charge (CDSC), which is 5% in the first year, declining to 1% in the sixth year, and is eliminated thereafter.

Returns shown for class B and class M shares for periods prior to their inception are derived from the historical performance of class A shares, adjusted to reflect both the initial sales charge or CDSC, if any, currently applicable to each class and, in the case of class B and class M shares, the higher operating expenses applicable to such shares.

Returns shown for class A shares have not been adjusted to reflect payments under the class A distribution plan prior to its implementation. All returns assume reinvestment of distributions at net asset value and represent past performance; they do not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.

See "Standard performance measures" in Part II of this SAI for information on how performance is calculated.




TAXES

The prospectus describes generally the tax treatment of distributions by the funds. This section of the SAI and the section entitled "Taxes" in Part II of this SAI include additional information concerning certain state and federal tax consequences of an investment in a fund, respectively.
Prospective investors should be aware that an investment in a state tax-exempt fund may not be suitable for persons who do not receive income subject to income taxes of such state.

(Michigan and Minnesota funds only)  That percentage of interest on
indebtedness incurred or continued to purchase or carry shares of an
investment company paying exempt-interest dividends, such as the funds, that is equal to the percentage of the funds' distributions from investment income and short-term capital gains that is
exempt
from federal income tax, will not be deductible by the investor for
Michigan single business tax or Minnesota personal income tax
purposes. For Michigan personal income tax         purposes, such
interest deduction is wholly disallowed.

To the extent that distributions are derived from interest on
Michigan
tax-exempt securities, such distributions will be exempt from
Michigan
personal income tax         under the current position of the
Michigan
Department of Treasury.  Such distributions, if received in
connection
with a shareholder's business activity, may alternatively be subject
to the Michigan single business tax.  For Michigan personal
income
tax        and single business tax purposes, exempt-interest
dividends
attributable to any investment other than Michigan tax-exempt securities will be fully taxable as will dividends arising from any source other than exempt-interest irrespective of the investment to which any such dividend is attributable.

More specifically, Michigan law provides an exemption from both the
Michigan personal income tax and the Michigan single business tax with
respect to interest paid to the owner of tax-exempt
securities       .
The Michigan Department of Treasury, in a ruling letter dated
December
19, 1986 and published in April, 1987, revised a previous administrative position that shareholders of an investment company other than a "unit investment trust" are to be treated as the owners of shares in the investment company and not as the owners of a proportionate share of the company's assets. This revised position was reaffirmed in a ruling published in March, 1989. The Michigan fund is not a unit investment trust, and accordingly shareholders will, in the view of the Michigan Department of Treasury, be treated as the owners of the fund's assets including the fund's tax-exempt securities.

The Department has not addressed the question of whether the distinction between ownership of tax-exempt obligations and ownership of mutual fund shares may be accorded significance in connection with application of the single business tax to investment company distributions representing interest on obligations which are exempt from federal income tax and Michigan tax. The Michigan intagibles tax was fully repealed as of January 1, 1998.

New Jersey. Income distributions paid from a "qualified
investment
fund" are exempt from the New Jersey Gross Income Tax to the extent
attributable to tax-exempt obligations specified by New Jersey law.  A
"qualified investment fund" is any investment company or trust,
or
series of such investment company or trust, registered with the Securities and Exchange Commission which, for the calendar year in which a distribution is paid, (i) has no investments other than interest-bearing obligations, obligations issued at a discount, and cash and cash items (including receivables) and financial
options,
futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a
discount or bond indexes related thereto, and (ii)         at the
close of each taxable quarter of the taxable year has not less than 80 percent of the aggregate principal amount of all its investments (excluding financial options, futures, forward contracts or other similar financial instruments related to interest-bearing obligations, obligations issued at a discount or bond indexes related thereto to the extent such instruments are authorized under section 851(b) of the
Internal Revenue Code, and cash and cash items, which cash items include receivables), invested in obligations issued by New Jersey or obligations that are free from state or local taxation under New Jersey and federal laws, such as obligations issued by the governments of Puerto Rico, Guam or the Virgin Islands. Provided the fund qualifies as a "qualified investment fund," interest income and gains realized by the fund and distributed to shareholders will be exempt from the New Jersey Gross Income Tax to the extent attributable to tax-exempt obligations. Gains resulting from the redemption or sale of shares of the New Jersey fund will also be exempt from the New Jersey Gross Income Tax.

The New Jersey Gross Income Tax is not applicable to
corporations.
For all corporations subject to the New Jersey Corporation
Business
Tax, interest on tax-exempt obligations is included in the net income
tax base for purposes of computing the         Corporate Business
Tax.
Furthermore, any gain upon the redemption or sale of shares by a corporate shareholder is also included in the net income tax base for purposes of computing the Corporation Business Tax.

The New Jersey fund will notify shareholders by February 15 of each calendar year as to the amounts of dividends and distributions made with respect to the preceding calendar year that are exempt from federal income taxes and New Jersey personal income tax and the amounts, if any, which are subject to such taxes. The New Jersey fund will also make appropriate certification of its status to New Jersey tax authorities by that date.

Pennsylvania. Distributions paid by the Pennsylvania fund which are
excludable as exempt income for federal tax purposes are not subject
to the Pennsylvania corporate net income tax.  An additional deduction
from Pennsylvania taxable income is permitted for the amount of distributions paid by the Pennsylvania fund attributable to interest received by the Pennsylvania fund from its investments in
tax-exempt
securities and obligations of the United States, its territories
and
certain of its agencies and instrumentalities to the extent
included
in federal taxable income, but such a deduction is reduced by any interest on indebtedness incurred to carry the securities and other expenses incurred in the production of such interest income, including
expenses deducted on the federal income tax return that would not have
been allowed under the Internal Revenue Code if the interest were exempt from federal income tax. Distributions by the Pennsylvania fund attributable to most other sources may be subject to the
Pennsylvania corporate net income tax.          Fund shares are
considered exempt assets (with a pro rata exclusion based on the value
of the Pennsylvania fund attributable to its investments in
tax-exempt
securities and obligations of the United States, its territories
and
certain of its agencies and instrumentalities) for purposes of determining a corporation's capital stock value subject to the
Commonwealth's capital         stock/franchise tax.

EQUIVALENT YIELDS:  TAX-EXEMPT VERSUS TAXABLE SECURITIES

The tables below show the effect of the tax status of each fund's tax-exempt securities on the effective yield received by their holders under the Internal Revenue Code of 1986, as amended (the "Code"), and personal and gross income tax laws of the relevant state, (except Florida, which has no personal income tax) in effect for 1997.
The tables give the approximate yield a taxable security must earn at various income levels to produce after-tax yields equivalent to those of the relevant tax-exempt securities yielding from 4.0%, 6.0% and
8.0%.


Arizona fund

                                                     1998
               Taxable income*                Combined
           -----------------------           Arizona and
       Tax-exempt yield
                                              Federal

        Single                Joint          Tax rate**
     4.0%     6.0%     8.0%

      Equivalent taxable yield

       $0-10,000             $0-20,000          17.47%
     4.85%   7.27    9.69%
   10,001-24,650         20,001-41,200          17.81%
     4.87    7.30    9.73
   24,651-25,000         41,201-50,000          30.38%
     5.75    8.62   11.49
   25,001-50,000        50,001- 99,600          30.81%
     5.78    8.67   11.56
   50,001-59,750                                31.46%
     5.84    8.75   11.67
                        99,601-100,000          33.69%
     6.03    9.05   12.06
  59,751-124,650       100,001-151,750          34.31%
     6.09    9.13   12.18
 124,651-150,000       151,751-271,050          39.07%
     6.57    9.85   13.13
 150,001-271,050                                39.31%
     6.59    9.89   13.18
                       271,051-300,000          42.50%
     6.96   10.43   13.91
    over 271,050          over 300,000          42.72%
     6.98   10.48   13.97

  * This amount represents taxable income as defined in the Internal Revenue Code of 1986, as amended (the "Code"). It is assumed that taxable income under Arizona law is the same as taxable income as defined under the Code, however, Arizona taxable income is likely to differ due to differences in exemptions, itemized deductions, and other items.
**    For federal income tax purposes, these combined rates
reflect the applicable marginal
      rates for         individuals on taxable income currently
in effect for 1998. These
      rates include the effect of deducting state taxes on your federal return. (These calculations do not take the federal alternative minimum tax into account.)


Florida fund



               Taxable income*

                                                     1998
  Tax-exempt yield
                     Single   Joint              Federal Tax
                                               Rate**
4%      6%       8%


 $ 0    - 24,650         $ 0 -  41,200          15.00%
4.71%   7.06%                9.41%
 24,651 - 59,750       41,201 - 99,600          28.00
5.56    8.33                11.11
  59,751 - 124,650                    99,601- 151,750
31.00                5.80        8.70      11.59
  124,651- 271,050                    151,751-271,050
36.00                6.25        9.38      12.50
    over 271,050          over 271,050          39.60
6.62    9.93                13.25

*     This amount represents taxable income as defined in the
Code.
**    Since Florida does not impose an income tax on individuals, only the federal rate is
      used in this table. For federal income tax purposes, these rates reflect the
      applicable marginal         rates for         individuals
on taxable income currently in
effect for 1998.




Massachusetts fund
                                                     1998
                                              Combined
                                            Massachusetts

               Taxable income*                  and

                                               Federal
  Tax-exempt yield
                                                 Tax
        Single                Joint            Rate**          4%
         6%         8%


Equivalent taxable yield

 $ 0   -  24,650         $ 0 -  41,200          25.20%
5.35%        8.02%      10.70%
 24,651 - 59,750       41,201 - 99,600          36.64
6.31         9.47       12.63
  59,751 - 124,650                    99,601- 151,750
39.28         6.59        9.88        13.18
 124,651 - 271,050                    151,751-271,050
43.68         7.10       10.65        14.20
  271,051 and over                     271,051 and over
46.85         7.53       11.29        15.05

* This amount represents taxable income as defined in the Code and Massachusetts income tax law. It is assumed that taxable income as defined in the Code is the same as under the Massachusetts personal income tax law. However, Massachusetts taxable income may differ due to differences in exemptions, itemized deductions, and other items.
**    For federal tax purposes, these combined rates reflect the applicable marginal rates for
      individuals on taxable income in effect for         1998.
These combined rates include
      the effect of deducting state taxes on your federal return. (These calculations do not take the federal alternative minimum tax into account.)



        Michigan fund
                                             1998
                                          Combined
                                          Michigan
  Tax-exempt yield
               Taxable income*           and Federal

                                             Tax
        Single             Joint           Rate**
4%          6%           8%


             Equivalent taxable yield


 $    0 - 24,650        $0 - 41,200        18.74%
4.92%       7.38%      9.84%
 24,651 - 59,750   41,201 - 99,600         31.17
5.81        8.72      11.62
  59,751-124,650     99,601-151,750        34.04
6.06        9.10      12.13
 124,651-271,050   151,751-271,050         38.82
6.54        9.81      13.08
    over 271,050       over 271,050        42.26
6.93       10.39      13.85

*    This amount represents taxable income as defined in the
Code.
     It is assumed that taxable income as defined in the Code is the same as under the
     Michigan personal income tax law, however, Michigan taxable income may differ due to differences in exemptions, itemized deductions, and other
items.
**   For federal tax purposes, these combined rates reflect the applicable marginal rates for
     individuals on taxable income currently in effect for
        1998. These combined rates
     include the effect of deducting state taxes on your Federal return. (These calculations do not take the federal alternative minimum tax into account.)



        Minnesota fund
                                         1998
                                      Combined
                                      Minnesota

                                     and Federal
Tax-exempt yield
               Taxable income*          Tax

 Single             Joint               Rate**         4%
 6%         8%


    Equivalent taxable yield


 $ 0 -         16,960     $0 -         24,800       20.10%  5.01%
    7.51%       10.01%
         16,961 - 25,350 24,801- 42,350        21.80        5.12
    7.67        10.23
         25,351 - 55,73042,351- 98,540         33.76        6.04
    9.06        12.08
         55,731 - 61,40098,451- 102,300        34.12        6.07
    9.11        12.14
         61,401 - 128,100102,301-155,950              36.87
6.34       9.50        12.67
         128,101 -278,450155,951-278,450              41.44
6.38      10.25        13.66
         278,451 and over         278,451 and over
44.73     7.24        10.86        14.47

* This amount represents taxable income as defined in the Code. It is assumed that taxable income as defined in the Code is the same as under the Minnesota personal income tax law.
     However, Minnesota taxable income may differ due to differences in exemptions, itemized deductions, and other items.
**   For federal tax purposes, these combined rates reflect the applicable marginal rates for
     individuals on taxable income currently in effect for
        1998. These combined rates
     include the effect of deducting state taxes on your Federal return. (These calculations do not take the federal alternative minimum tax into account.)



        New Jersey fund
                                              1998
                                            Combined
                  Taxable income*           New Jersey
       Tax exempt yield:
              -----------------------          and

                                              Federal
            Single               Joint      Tax rate**
   4%      6%       8%

           Equivalent taxable yield


       $0 -  20,000      0 -  20,000         16.19%
4.77%    7.16%   9.55%
   20,001 -  24,650 20,001 -  41,200         16.49
4.79     7.18    9.58
   24,651 -  35,000 41,201 -  50,000         29.26
5.65     8.48   11.31
                    50,001 -  70,000         29.76
5.70     8.54   11.39
   35,001 -  40,000 70,001 -  80,000         30.52
5.76     8.64   11.51
   40,001 -  59,750 80,001 -  99,600         31.98
5.88     8.82   11.76
   59,751 -  75,000 99,601 - 150,000         34.81
6.14     9.20   12.27
   75,001 - 124,650150,000 - 151,750         35.40
6.19     9.29   12.38
  124,651 - 271,050151,751 - 271,050         40.08
6.68    10.01   13.35
      over 271,050     over 271,050          43.45
7.07    10.61   14.15

*       This amount represents taxable income as defined in the
Code.  It is assumed that
        taxable income as defined in the Code is the same as under the New Jersey State
        Personal Income Tax law, however, New Jersey taxable income may differ due to differences in exemptions, itemized deductions, and other
items.
**      For federal tax purposes, these combined rates reflect
the applicable marginal rates
        for individuals on taxable income currently in effect for 1998. These rates include the effect of deducting state taxes on your
Federal return. (These
        calculations do not take the federal alternative minimum tax into account.)



 Ohio fund                                              1998

                                           Combined
                                             Ohio
                                         and Federal
   Tax-exempt yield
               Taxable income*               Tax

     Single                   Joint         Rate **           4%
       6%            8%
                                         Equivalent taxable yield


 $      0 - 5,000    0 - 5,000             15.63%           4.74%
     7.11%9.48%
   5,001 - 10,000    5,001 - 10,000        16.26            4.78
     7.17          9.55
  10,001 - 15,000    10,001 - 15,000       17.53            4.85
     7.28          9.70
  15,001 - 20,000    15,001 - 20,000       18.16            4.89
     7.33          9.77
  20,001 - 24,650    20,001 - 39,000       18.79            4.93
     7.39          9.85
  24,651 - 40,000                          31.21            5.81
     8.72         11.63
                     39,001 - 40,000       18.79            4.93
     7.39          9.85
                     40,001 -         42,350         19.42
4.96         7.45
9.93
 40,001 -          61,400   42,351 - 80,000          31.74
5.86         8.79          11.72
                     80,001-         100,000         32.28
5.91         8.86
11.81
          61,401 - 80,000                    34.59          6.12
     9.17         12.23
  80,001- 100,000             100,001-102,300        35.10
6.16         9.25
12.33
 100,001-         128,100  102,301- 155,950          35.76
6.23         9.34          12.45
         128,101- 200,000         155,951-200,000          40.42
          6.71          10.07         13.43
 200,001-         278,450200,001-         278,450          40.80
     6.76         10.14          13.51
  over         278,450 over         278,450          44.13
7.16        10.74          14.32


*   This amount represents taxable income as defined in the Code.
It is assumed that taxable
    income as defined in the Code is the same as under the Ohio personal income tax
    law       ; however, Ohio taxable income may differ due to
differences in exemptions,
    itemized deductions, and other items.

 ** For federal tax purposes, these combined rates reflect the applicable marginal rates for individuals on taxable income currently in effect for
1998. These rates include
    the effect of deducting state taxes on your         federal
return. (These calculations do
        not take the federal alternative minimum tax into account.)


         Pennsylvania fund
                                                     1998
                                          Combined marginal

               Taxable income*               Pennsylvania
     Tax-exempt yield:
           ------------------------              and
                                             Federal tax
         Single               Joint             Rate**
4%       6%              8%

         Equivalent taxable yield


     $0- $24,650            $0- 41,200          17.38%
4.84%    7.26%    9.68%
 $24,651-$59,750       $40,201-$99,600          30.02
5.72     8.57    11.43
  $59,751-$124,650                      $99,601-$151,750
32.93              5.96     8.95   11.93
 $124,651-$271,050                      $151,751-$271,050
     37.79              6.43    9.64   12.86
   over $271,050         over $271,050          41.29
6.81    10.22    13.63


 * This amount represents taxable income as defined in the Code and the Pennsylvania income tax law. Pennsylvania taxable income may differ due to differences in exemptions, itemized  deductions, and other items.

 **   For federal income tax purposes these combined rates
reflect the marginal rates for
      individuals on taxable income currently in effect for
        1998.  For Pennsylvania
      personal income tax purposes the combined rates reflect tax rates in effect for
      1998. These combined rates reflect the effect of deducting state taxes on the Federal return. (These calculations do not take the federal alternative minimum tax into account.)

Of course, there is no assurance that a fund will achieve any specific tax-exempt yield. While it is expected that each fund will invest principally in obligations which pay interest exempt from federal income tax and personal income tax of the relevant state (other than Florida), other income received by a fund may be taxable. The tables do not take into account any federal alternative minimum taxes or state or local taxes payable on each fund's distributions except for the personal income tax, if any, of its respective state.
ADDITIONAL OFFICERS

In addition to the persons listed as fund officers in Part II of this
SAI, each of the following persons is also a Vice President of one or more funds and certain of the other Putnam funds, the total number of which is noted parenthetically. Officers of Putnam Management hold the same offices in Putnam Management's parent company, Putnam Investments, Inc.

Officer Name (Age) (Number of funds)

Gary N. Coburn (age         52)  (60 funds).  Senior Managing
Director
of Putnam Management.

William Curtin (age         38) (60 funds).  Managing Director of
Putnam Management.



Blake E. Anderson  (age         41) (18 funds). Managing Director
of
Putnam Management.

        David E. Hamlin (age         40) (6 funds). Senior Vice
President of Putnam Management. Prior to August 1998, Mr. Hamlin was a Principal at The Vanguard Group.

Leslie J. Burke (age         36) (5 funds). Vice President of
Putnam
Management.

INDEPENDENT ACCOUNTANTS AND FINANCIAL STATEMENTS

        PricewaterhouseCoopers LLP, One Post Office Square,
Boston, MA
02109, are the independent accountants for the         funds,
providing audit services, tax return review and other tax
consulting
services and assistance and consultation in connection with the review
of various Securities and Exchange Commission filings. The Report of
Independent Accountants, financial         statements and
financial
        highlights included in each fund's Annual Report for the
fiscal year ended May 31,         1998, filed electronically on
the
following dates, are incorporated by reference into this SAI:

                                        Date filed
Fund                  File No.          with SEC
_________________________________________________________________

Arizona fund           811-6258                July 24, 1998
Florida fund           811-6129                July 24, 1998
Massachusetts fund     811-4518                July 22, 1998
Michigan fund          811-4529                July 24, 1998
Minnesota fund         811-4527                July 22, 1998
New Jersey fund        811-5977                July 23, 1998
Ohio fund              811-4528                July 22, 1998
Pennsylvania fund      811-5802                July 23, 1998

The financial highlights included in the prospectus and
incorporated by reference into this SAI and the financial
statements incorporated by reference into the prospectus and this
SAI have been so included and incorporated in reliance upon the
reports of         PricewaterhouseCoopers LLP, independent
accountants, given on their authority as experts in auditing and accounting.

8/21/989/23/98


                         TABLE OF CONTENTS

MISCELLANEOUS INVESTMENT PRACTICES                          II-1

TAXES                                                      II-33

MANAGEMENT                                                 II-39

DETERMINATION OF NET ASSET VALUE                           II-51

HOW TO BUY SHARES                                          II-53

DISTRIBUTION PLANS                                         II-66

INVESTOR SERVICES                                          II-67

SIGNATURE GUARANTEES                                       II-73

SUSPENSION OF REDEMPTIONS                                  II-74

SHAREHOLDER LIABILITY                                      II-74

STANDARD PERFORMANCE MEASURES                              II-74

COMPARISON OF PORTFOLIO PERFORMANCE                        II-76

DEFINITIONS                                                II-81

                        THE PUTNAM FUNDS
          STATEMENT OF ADDITIONAL INFORMATION ("SAI")
                            PART II

The following information applies generally to your fund and to the other Putnam funds. In certain cases the discussion applies to some but not all of the funds or their shareholders, and you should refer to your prospectus to determine whether the matter is applicable to you or your fund. You will also be referred to
Part I for certain information applicable to your particular fund. Shareholders who purchase shares at net asset value through employer-sponsored defined contribution plans should also consult their employer for information about the extent to which the matters described below apply to them.

MISCELLANEOUS INVESTMENT PRACTICES

YOUR FUND'S PROSPECTUS STATES WHICH OF THE FOLLOWING INVESTMENT
PRACTICES ARE AVAILABLE TO YOUR FUND.  THE FACT THAT YOUR FUND IS
AUTHORIZED TO ENGAGE IN A PARTICULAR PRACTICE DOES NOT
NECESSARILY MEAN THAT IT WILL ACTUALLY DO SO.  YOU SHOULD
DISREGARD ANY PRACTICE DESCRIBED BELOW WHICH IS NOT MENTIONED IN
THE PROSPECTUS.

SHORT-TERM TRADING

In seeking the fund's objective(s), Putnam Management will buy or sell portfolio securities whenever Putnam Management believes it appropriate to do so. In deciding whether to sell a portfolio security, Putnam Management does not consider how long the fund has owned the security. From time to time the fund will buy securities intending to seek short-term trading profits. A change in the securities held by the fund is known as "portfolio turnover" and generally involves some expense to the fund. This expense may include brokerage commissions or dealer markups and other transaction costs on both the sale of securities and the reinvestment of the proceeds in other securities. If sales of portfolio securities cause the fund to realize net short-term capital gains, such gains will be taxable as ordinary income. As a result of the fund's investment policies, under certain market conditions the fund's portfolio turnover rate may be higher than that of other mutual funds. Portfolio turnover rate for a fiscal year is the ratio of the lesser of purchases or sales of portfolio securities to the monthly average of the value of portfolio securities - excluding securities whose maturities at acquisition were one year or less. The fund's portfolio turnover rate is not a limiting factor when Putnam Management considers a change in the fund's portfolio.

Convertible Securities. Convertible securities include bonds, debentures, notes, preferred stocks and other securities that may be converted into or exchanged for, at a specific price or formula within a particular period of time, a prescribed amount of common stock or other equity securities of the same or a different issuer. Convertible securities entitle the holder to receive interest paid or accrued on debt or dividends paid or accrued on preferred stock until the security matures or is redeemed, converted or exchanged.

The market value of a convertible security is a function of its "investment value" and its "conversion value." A security's "investment value" represents the value of the security without its conversion feature (i.e., a nonconvertible fixed income security). The investment value may be determined by reference to its credit quality and the current value of its yield to maturity or probable call date. At any given time, investment value is dependent upon such factors as the general level of interest rates, the yield of similar nonconvertible securities, the financial strength of the issuer and the seniority of the security in the issuer's capital structure. A security's "conversion value" is determined by multiplying the number of shares the holder is entitled to receive upon conversion or exchange by the current price of the underlying security.

If the conversion value of a convertible security is significantly below its investment value, the convertible security will trade like nonconvertible debt or preferred stock and its market value will not be influenced greatly by fluctuations in the market price of the underlying security. Conversely, if the conversion value of a convertible security is near or above its investment value, the market value of the convertible security will be more heavily influenced by fluctuations in the market price of the underlying security.

The fund's investments in convertible securities may at times include securities that have a mandatory conversion feature, pursuant to which the securities convert automatically into common stock or other equity securities at a specified date and a specified conversion ratio, or that are convertible at the option of the issuer. Because conversion of the security is not at the option of the holder, the fund may be required to convert the security into the underlying common stock even at times when the value of the underlying common stock or other equity security has declined substantially.

The fund's investments in convertible securities, particularly securities that are convertible into securities of an issuer other than the issuer of the convertible security, may be illiquid. The fund may not be able to dispose of such securities in a timely fashion or for a fair price, which could result in losses to the fund.

LOWER-RATED SECURITIES

The fund may invest in lower-rated fixed-income securities (commonly known as "junk bonds"), to the extent described in the prospectus. The lower ratings of certain securities held by the fund reflect a greater possibility that adverse changes in the financial condition of the issuer or in general economic conditions, or both, or an unanticipated rise in interest rates, may impair the ability of the issuer to make payments of interest and principal. The inability (or perceived inability) of issuers to make timely payment of interest and principal would likely make the values of securities held by the fund more volatile and could limit the fund's ability to sell its securities at prices approximating the values the fund had placed on such securities. In the absence of a liquid trading market for securities held by it, the fund at times may be unable to establish the fair value of such securities.

Securities ratings are based largely on the issuer's historical financial condition and the rating agencies' analysis at the time of rating. Consequently, the rating assigned to any particular security is not necessarily a reflection of the issuer's current financial condition, which may be better or worse than the rating would indicate. In addition, the rating assigned to a security by Moody's Investors Service, Inc. or Standard & Poor's (or by any other nationally recognized securities rating organization) does not reflect an assessment of the volatility of the security's market value or the liquidity of an investment in the security. See the prospectus or Part I of this SAI for a description of security ratings.

Like those of other fixed-income securities, the values of lower-rated securities fluctuate in response to changes in interest rates. A decrease in interest rates will generally result in an increase in the value of the fund's assets. Conversely, during periods of rising interest rates, the value of the fund's assets will generally decline. The values of lower-rated securities may often be affected to a greater extent by changes in general economic conditions and business conditions affecting the issuers of such securities and their industries. Negative publicity or investor perceptions may also adversely affect the values of
lower-rated securities.   Changes by recognized rating services
in their ratings of any fixed-income security and changes in the ability of an issuer to make payments of interest and principal may also affect the value of these investments. Changes in the value of portfolio securities generally will not affect income derived from these securities, but will affect the fund's net asset value. The fund will not necessarily dispose of a security when its rating is reduced below its rating at the time of purchase. However, Putnam Management will monitor the investment to determine whether its retention will assist in meeting the fund's investment objective(s).

Issuers of lower-rated securities are often highly leveraged, so that their ability to service their debt obligations during an economic downturn or during sustained periods of rising interest rates may be impaired. Such issuers may not have more traditional methods of financing available to them and may be unable to repay outstanding obligations at maturity by refinancing. The risk of loss due to default in payment of interest or repayment of principal by such issuers is significantly greater because such securities frequently are unsecured and subordinated to the prior payment of senior indebtedness.

At times, a substantial portion of the fund's assets may be invested in securities of which the fund, by itself or together with other funds and accounts managed by Putnam Management or its affiliates, holds all or a major portion. Although Putnam Management generally considers such securities to be liquid because of the availability of an institutional market for such securities, it is possible that, under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell these securities when Putnam Management believes it advisable to do so or may be able to sell the securities only at prices lower than if they were more widely held. Under these circumstances, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value. In order to enforce its rights in the event of a default of such securities, the fund may be required to participate in various legal proceedings or take possession of and manage assets securing the issuer's obligations on such securities. This could increase the fund's operating expenses and adversely affect the fund's net asset value. In the case of tax-exempt funds, any income derived from the fund's ownership or operation of such assets would not be tax-exempt. The ability of a holder of a tax-exempt security to enforce the terms of that security in a bankruptcy proceeding may be more limited than would be the case with respect to securities of private issuers. In addition, the fund's intention to qualify as a "regulated investment company" under the Internal Revenue Code may limit the extent to which the fund may exercise its rights by taking possession of such assets.

Certain securities held by the fund may permit the issuer at its option to "call," or redeem, its securities. If an issuer were to redeem securities held by the fund during a time of declining interest rates, the fund may not be able to reinvest the proceeds in securities providing the same investment return as the securities redeemed.

If the fund's prospectus describes so-called "zero-coupon" bonds and "payment-in-kind" bonds as possible investments, the fund may invest without limit in such bonds unless otherwise specified in the prospectus. Zero-coupon bonds are issued at a significant discount from their principal amount in lieu of paying interest periodically. Payment-in-kind bonds allow the issuer, at its option, to make current interest payments on the bonds either in cash or in additional bonds. Because zero-coupon and payment-in-kind bonds do not pay current interest in cash, their value is subject to greater fluctuation in response to changes in market interest rates than bonds that pay interest currently. Both zero-coupon and payment-in-kind bonds allow an issuer to avoid the need to generate cash to meet current interest payments. Accordingly, such bonds may involve greater credit risks than bonds paying interest currently in cash. The fund is required to accrue interest income on such investments and to distribute such amounts at least annually to shareholders even though such bonds do not pay current interest in cash. Thus, it may be necessary at times for the fund to liquidate investments in order to satisfy its dividend requirements.

To the extent the fund invests in securities in the lower rating categories, the achievement of the fund's goals is more dependent on Putnam Management's investment analysis than would be the case if the fund were investing in securities in the higher rating categories. This may be particularly true with respect to tax-exempt securities, as the amount of information about the financial condition of an issuer of tax-exempt securities may not be as extensive as that which is made available by corporations whose securities are publicly traded.

INVESTMENTS IN MISCELLANEOUS FIXED-INCOME SECURITIES

Unless otherwise specified in the prospectus or elsewhere in this SAI, if the fund may invest in inverse floating obligations, premium securities, or interest-only or principal-only classes of mortgage-backed securities (IOs and POs), it may do so without limit. The fund, however, currently does not intend to invest more than 15% of its assets in inverse floating obligations or more than 35% of its assets in IOs and POs under normal market conditions.

PRIVATE PLACEMENTS

The fund may invest in securities that are purchased in private placements and, accordingly, are subject to restrictions on resale as a matter of contract or under federal securities laws. Because there may be relatively few potential purchasers for such investments, especially under adverse market or economic conditions or in the event of adverse changes in the financial condition of the issuer, the fund could find it more difficult to sell such securities when Putnam Management believes it advisable to do so or may be able to sell such securities only at prices lower than if such securities were more widely held. At times, it may also be more difficult to determine the fair value of such securities for purposes of computing the fund's net asset value.

LOAN PARTICIPATIONS

The fund may invest in "loan participations." By purchasing a loan participation, the fund acquires some or all of the interest of a bank or other lending institution in a loan to a particular borrower. Many such loans are secured, and most impose restrictive covenants which must be met by the borrower.

The loans in which the fund may invest are typically made by a syndicate of banks, represented by an agent bank which has negotiated and structured the loan and which is responsible generally for collecting interest, principal, and other amounts from the borrower on its own behalf and on behalf of the other lending institutions in the syndicate and for enforcing its and their other rights against the borrower. Each of the lending institutions, including the agent bank, lends to the borrower a portion of the total amount of the loan, and retains the corresponding interest in the loan.

The fund's ability to receive payments of principal and interest and other amounts in connection with loan participations held by it will depend primarily on the financial condition of the borrower. The failure by the fund to receive scheduled interest or principal payments on a loan participation would adversely affect the income of the fund and would likely reduce the value of its assets, which would be reflected in a reduction in the fund's net asset value. Banks and other lending institutions generally perform a credit analysis of the borrower before originating a loan or participating in a lending syndicate. In selecting the loan participations in which the fund will invest, however, Putnam Management will not rely solely on that credit analysis, but will perform its own investment analysis of the borrowers. Putnam Management's analysis may include consideration of the borrower's financial strength and managerial experience, debt coverage, additional borrowing requirements or debt maturity schedules, changing financial conditions, and responsiveness to changes in business conditions and interest rates. Because loan participations in which the fund may invest are not generally rated by independent credit rating agencies, a decision by the fund to invest in a particular loan participation will depend almost exclusively on Putnam Management's, and the original lending institution's, credit analysis of the borrower.

Loan participations may be structured in different forms, including novations, assignments, and participating interests.
In a novation, the fund assumes all of the rights of a lending institution in a loan, including the right to receive payments of principal and interest and other amounts directly from the borrower and to enforce its rights as a lender directly against the borrower. The fund assumes the position of a co-lender with other syndicate members. As an alternative, the fund may purchase an assignment of a portion of a lender's interest in a loan. In this case, the fund may be required generally to rely upon the assigning bank to demand payment and enforce its rights against the borrower, but would otherwise be entitled to all of such bank's rights in the loan. The fund may also purchase a participating interest in a portion of the rights of a lending institution in a loan. In such case, it will be entitled to receive payments of principal, interest, and premium, if any, but will not generally be entitled to enforce its rights directly against the agent bank or the borrower, but must rely for that purpose on the lending institution. The fund may also acquire a loan participation directly by acting as a member of the original lending syndicate.

The fund will in many cases be required to rely upon the lending institution from which it purchases the loan participation to collect and pass on to the fund such payments and to enforce the fund's rights under the loan. As a result, an insolvency, bankruptcy, or reorganization of the lending institution may delay or prevent the fund from receiving principal, interest, and other amounts with respect to the underlying loan. When the fund is required to rely upon a lending institution to pay to the fund principal, interest, and other amounts received by it, Putnam Management will also evaluate the creditworthiness of the lending institution.

The borrower of a loan in which the fund holds a participation interest may, either at its own election or pursuant to terms of the loan documentation, prepay amounts of the loan from time to time. There is no assurance that the fund will be able to reinvest the proceeds of any loan prepayment at the same interest rate or on the same terms as those of the original loan participation.

Corporate loans in which the fund may purchase a loan participation are made generally to finance internal growth, mergers, acquisitions, stock repurchases, leveraged buy-outs, and other corporate activities. Under current market conditions, most of the corporate loan participations purchased by the fund will represent interests in loans made to finance highly leveraged corporate acquisitions, known as "leveraged buy-out" transactions. The highly leveraged capital structure of the borrowers in such transactions may make such loans especially vulnerable to adverse changes in economic or market conditions. In addition, loan participations generally are subject to restrictions on transfer, and only limited opportunities may exist to sell such participations in secondary markets. As a result, the fund may be unable to sell loan participations at a time when it may otherwise be desirable to do so or may be able to sell them only at a price that is less than their fair market value.

Certain of the loan participations acquired by the fund may involve revolving credit facilities under which a borrower may from time to time borrow and repay amounts up to the maximum amount of the facility. In such cases, the fund would have an obligation to advance its portion of such additional borrowings upon the terms specified in the loan participation. To the extent that the fund is committed to make additional loans under such a participation, it will at all times hold and maintain in a segregated account liquid assets in an amount sufficient to meet such commitments. Certain of the loan participations acquired by the fund may also involve loans made in foreign currencies. The fund's investment in such participations would involve the risks of currency fluctuations described above with respect to investments in the foreign securities.

MORTGAGE RELATED SECURITIES

The fund may invest in mortgage-backed securities, including collateralized mortgage obligations ("CMOs") and certain stripped mortgage-backed securities. CMOs and other mortgage-backed securities represent a participation in, or are secured by, mortgage loans.

Mortgage-backed securities have yield and maturity characteristics corresponding to the underlying assets. Unlike traditional debt securities, which may pay a fixed rate of interest until maturity, when the entire principal amount comes due, payments on certain mortgage-backed securities include both interest and a partial repayment of principal. Besides the scheduled repayment of principal, repayments of principal may result from the voluntary prepayment, refinancing, or foreclosure of the underlying mortgage loans. If property owners make unscheduled prepayments of their mortgage loans, these prepayments will result in early payment of the applicable mortgage-related securities. In that event the fund may be unable to invest the proceeds from the early payment of the mortgage-related securities in an investment that provides as high a yield as the mortgage-related securities. Consequently, early payment associated with mortgage-related securities may cause these securities to experience significantly greater price and yield volatility than that experienced by traditional fixed-income securities. The occurrence of mortgage prepayments is affected by factors including the level of interest rates, general economic conditions, the location and age of the mortgage and other social and demographic conditions. During periods of falling interest rates, the rate of mortgage prepayments tends to increase, thereby tending to decrease the life of mortgage-related securities. During periods of rising interest rates, the rate of mortgage prepayments usually decreases, thereby tending to increase the life of mortgage-related securities. If the life of a mortgage-related security is inaccurately predicted, the fund may not be able to realize the rate of return it expected.

Mortgage-backed securities are less effective than other types of securities as a means of "locking in" attractive long-term interest rates. One reason is the need to reinvest prepayments of principal; another is the possibility of significant unscheduled prepayments resulting from declines in interest rates. These prepayments would have to be reinvested at lower rates. As a result, these securities may have less potential for capital appreciation during periods of declining interest rates than other securities of comparable maturities, although they may have a similar risk of decline in market value during periods of rising interest rates. Prepayments may also significantly shorten the effective maturities of these securities, especially during periods of declining interest rates. Conversely, during periods of rising interest rates, a reduction in prepayments may increase the effective maturities of these securities, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments may cause losses on securities purchased at a premium. At times, some of the mortgage-backed securities in which the fund may invest will have higher than market interest rates and therefore will be purchased at a premium above their par value. Unscheduled prepayments, which are made at par, will cause the fund to experience a loss equal to any unamortized premium.

CMOs may be issued by a U.S. government agency or instrumentality or by a private issuer. Although payment of the principal of, and interest on, the underlying collateral securing privately issued CMOs may be guaranteed by the U.S. government or its agencies or instrumentalities, these CMOs represent obligations solely of the private issuer and are not insured or guaranteed by the U.S. government, its agencies or instrumentalities or any other person or entity.

Prepayments could cause early retirement of CMOs. CMOs are designed to reduce the risk of prepayment for investors by issuing multiple classes of securities, each having different maturities, interest rates and payment schedules, and with the principal and interest on the underlying mortgages allocated among the several classes in various ways. Payment of interest or principal on some classes or series of CMOs may be subject to contingencies or some classes or series may bear some or all of the risk of default on the underlying mortgages. CMOS of different classes or series are generally retired in sequence as the underlying mortgage loans in the mortgage pool are repaid.
If enough mortgages are repaid ahead of schedule, the classes or series of a CMO with the earliest maturities generally will be retired prior to their maturities. Thus, the early retirement of particular classes or series of a CMO held by the fund would have the same effect as the prepayment of mortgages underlying other mortgage-backed securities. Conversely, slower than anticipated prepayments can extend the effective maturities of CMOs, subjecting them to a greater risk of decline in market value in response to rising interest rates than traditional debt securities, and, therefore, potentially increasing the volatility of the fund.

Prepayments could result in losses on stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different portions of the interest and principal distributions on a pool of mortgage loans. The fund may invest in both the interest-only or "IO" class and the principal-only or "PO" class. The yield to maturity on an IO class of stripped mortgage-backed securities is extremely sensitive not only to changes in prevailing interest rates but also to the rate of principal payments (including prepayments) on the underlying assets. A rapid rate of principal prepayments may have a measurable adverse effect on the fund's yield to maturity to the extent it invests in IOs. If the assets underlying the IO experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, POs tend to increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated.

The secondary market for stripped mortgage-backed securities may be more volatile and less liquid than that for other mortgage-backed securities, potentially limiting the fund's ability to buy or sell those securities at any particular time.

SECURITIES LOANS

The fund may make secured loans of its portfolio securities, on either a short-term or long-term basis, amounting to not more than 25% of its total assets, thereby realizing additional income. The risks in lending portfolio securities, as with other extensions of credit, consist of possible delay in recovery of the securities or possible loss of rights in the collateral should the borrower fail financially. As a matter of policy, securities loans are made to broker-dealers pursuant to agreements requiring that the loans be continuously secured by collateral consisting of cash or short - term debt obligations at least equal at all times to the value of the securities on loan, "marked-to-market" daily. The borrower pays to the fund an amount equal to any dividends or interest received on securities lent. The fund retains all or a portion of the interest received on investment of the cash collateral or receives a fee from the borrower. Although voting rights, or rights to consent, with respect to the loaned securities may pass to the borrower, the fund retains the right to call the loans at any time on reasonable notice, and it will do so to enable the fund to exercise voting rights on any matters materially affecting the investment. The fund may also call such loans in order to sell the securities.

FORWARD COMMITMENTS

The fund may enter into contracts to purchase securities for a fixed price at a future date beyond customary settlement time ("forward commitments") if the fund sets aside, on the books and records of its custodian, liquid assets in an amount sufficient to meet the purchase price, or if the fund enters into offsetting contracts for the forward sale of other securities it owns. In the case of to-be-announced ("TBA") purchase commitments, the unit price and the estimated principal amount are established when the fund enters into a contract, with the actual principal amount being within a specified range of the estimate. Forward commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the fund's other assets. Where such purchases are made through dealers, the fund relies on the dealer to consummate the sale. The dealer's failure to do so may result in the loss to the fund of an advantageous yield or price. Although the fund will generally enter into forward commitments with the intention of acquiring securities for its portfolio or for delivery pursuant to options contracts it has entered into, the fund may dispose of a commitment prior to settlement if Putnam Management deems it appropriate to do so. The fund may realize short-term profits or losses upon the sale of forward commitments.

The fund may enter into TBA sale commitments to hedge its portfolio positions or to sell securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction. Unsettled TBA sale commitments are valued at current market value of the underlying securities. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the fund delivers securities under the commitment, the fund realizes a gain or loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

REPURCHASE AGREEMENTS

The fund may enter into repurchase agreements up to the limit specified in the prospectus. A repurchase agreement is a contract under which the fund acquires a security for a relatively short period (usually not more than one week) subject to the obligation of the seller to repurchase and the fund to resell such security at a fixed time and price (representing the fund's cost plus interest). It is the fund's present intention to enter into repurchase agreements only with commercial banks and registered broker-dealers and only with respect to obligations of the U.S. government or its agencies or instrumentalities. Repurchase agreements may also be viewed as loans made by the fund which are collateralized by the securities subject to repurchase. Putnam Management will monitor such transactions to ensure that the value of the underlying securities will be at least equal at all times to the total amount of the repurchase obligation, including the interest factor. If the seller defaults, the fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale including accrued interest are less than the resale price provided in the agreement including interest. In addition, if the seller should be involved in bankruptcy or insolvency proceedings, the fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the fund is treated as an unsecured creditor and required to return the underlying collateral to the seller's estate.

Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint account, along with cash of other Putnam funds and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

OPTIONS ON SECURITIES

WRITING COVERED OPTIONS. The fund may write covered call options and covered put options on optionable securities held in its portfolio, when in the opinion of Putnam Management such transactions are consistent with the fund's investment objective(s) and policies. Call options written by the fund give the purchaser the right to buy the underlying securities from the fund at a stated exercise price; put options give the purchaser the right to sell the underlying securities to the fund at a stated price.

The fund may write only covered options, which means that, so long as the fund is obligated as the writer of a call option, it will own the underlying securities subject to the option (or comparable securities satisfying the cover requirements of securities exchanges). In the case of put options, the fund will hold cash and/or high-grade short-term debt obligations equal to the price to be paid if the option is exercised. In addition, the fund will be considered to have covered a put or call option if and to the extent that it holds an option that offsets some or all of the risk of the option it has written. The fund may write combinations of covered puts and calls on the same underlying security.

The fund will receive a premium from writing a put or call option, which increases the fund's return on the underlying security in the event the option expires unexercised or is closed out at a profit. The amount of the premium reflects, among other things, the relationship between the exercise price and the current market value of the underlying security, the volatility of the underlying security, the amount of time remaining until expiration, current interest rates, and the effect of supply and demand in the options market and in the market for the underlying security. By writing a call option, the fund limits its opportunity to profit from any increase in the market value of the underlying security above the exercise price of the option but continues to bear the risk of a decline in the value of the underlying security. By writing a put option, the fund assumes the risk that it may be required to purchase the underlying security for an exercise price higher than its then-current market value, resulting in a potential capital loss unless the security subsequently appreciates in value.

The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction, in which it purchases an offsetting option. The fund realizes a profit or loss from a closing transaction if the cost of the transaction (option premium plus transaction costs) is less or more than the premium received from writing the option. If the fund writes a call option but does not own the underlying security, and when it writes a put option, the fund may be required to deposit cash or securities with its broker as "margin," or collateral, for its obligation to buy or sell the underlying security. As the value of the underlying security varies, the fund may have to deposit additional margin with the broker. Margin requirements are complex and are fixed by individual brokers, subject to minimum requirements currently imposed by the Federal Reserve Board and by stock exchanges and other self-regulatory organizations.

PURCHASING PUT OPTIONS. The fund may purchase put options to protect its portfolio holdings in an underlying security against a decline in market value. Such protection is provided during the life of the put option since the fund, as holder of the option, is able to sell the underlying security at the put exercise price regardless of any decline in the underlying security's market price. In order for a put option to be profitable, the market price of the underlying security must decline sufficiently below the exercise price to cover the premium and transaction costs. By using put options in this manner, the fund will reduce any profit it might otherwise have realized from appreciation of the underlying security by the premium paid for the put option and by transaction costs.

PURCHASING CALL OPTIONS. The fund may purchase call options to hedge against an increase in the price of securities that the fund wants ultimately to buy. Such hedge protection is provided during the life of the call option since the fund, as holder of the call option, is able to buy the underlying security at the exercise price regardless of any increase in the underlying security's market price. In order for a call option to be profitable, the market price of the underlying security must rise sufficiently above the exercise price to cover the premium and transaction costs.

RISK FACTORS IN OPTIONS TRANSACTIONS

The successful use of the fund's options strategies depends on the ability of Putnam Management to forecast correctly interest rate and market movements. For example, if the fund were to write a call option based on Putnam Management's expectation that the price of the underlying security would fall, but the price were to rise instead, the fund could be required to sell the security upon exercise at a price below the current market price. Similarly, if the fund were to write a put option based on Putnam Management's expectation that the price of the underlying security would rise, but the price were to fall instead, the fund could be required to purchase the security upon exercise at a price higher than the current market price.

When the fund purchases an option, it runs the risk that it will lose its entire investment in the option in a relatively short period of time, unless the fund exercises the option or enters into a closing sale transaction before the option's expiration. If the price of the underlying security does not rise (in the case of a call) or fall (in the case of a put) to an extent sufficient to cover the option premium and transaction costs, the fund will lose part or all of its investment in the option. This contrasts with an investment by the fund in the underlying security, since the fund will not realize a loss if the security's price does not change.

The effective use of options also depends on the fund's ability to terminate option positions at times when Putnam Management deems it desirable to do so. There is no assurance that the fund will be able to effect closing transactions at any particular time or at an acceptable price.

If a secondary market in options were to become unavailable, the fund could no longer engage in closing transactions. Lack of investor interest might adversely affect the liquidity of the market for particular options or series of options. A market may discontinue trading of a particular option or options generally. In addition, a market could become temporarily unavailable if unusual events - such as volume in excess of trading or clearing capability - were to interrupt its normal operations.

A market may at times find it necessary to impose restrictions on particular types of options transactions, such as opening transactions. For example, if an underlying security ceases to meet qualifications imposed by the market or the Options Clearing Corporation, new series of options on that security will no longer be opened to replace expiring series, and opening transactions in existing series may be prohibited. If an options market were to become unavailable, the fund as a holder of an option would be able to realize profits or limit losses only by exercising the option, and the fund, as option writer, would remain obligated under the option until expiration or exercise.

Disruptions in the markets for the securities underlying options purchased or sold by the fund could result in losses on the options. If trading is interrupted in an underlying security, the trading of options on that security is normally halted as well. As a result, the fund as purchaser or writer of an option will be unable to close out its positions until options trading resumes, and it may be faced with considerable losses if trading in the security reopens at a substantially different price. In addition, the Options Clearing Corporation or other options markets may impose exercise restrictions. If a prohibition on exercise is imposed at the time when trading in the option has also been halted, the fund as purchaser or writer of an option will be locked into its position until one of the two restrictions has been lifted. If the Options Clearing Corporation were to determine that the available supply of an underlying security appears insufficient to permit delivery by the writers of all outstanding calls in the event of exercise, it may prohibit indefinitely the exercise of put options. The fund, as holder of such a put option, could lose its entire investment if the prohibition remained in effect until the put option's expiration.

Foreign-traded options are subject to many of the same risks presented by internationally-traded securities. In addition, because of time differences between the United States and various foreign countries, and because different holidays are observed in different countries, foreign options markets may be open for trading during hours or on days when U.S. markets are closed. As a result, option premiums may not reflect the current prices of the underlying interest in the United States.

Over-the-counter ("OTC") options purchased by the fund and assets held to cover OTC options written by the fund may, under certain circumstances, be considered illiquid securities for purposes of any limitation on the fund's ability to invest in illiquid securities.

FUTURES CONTRACTS AND RELATED OPTIONS

Subject to applicable law, and unless otherwise specified in the prospectus, the fund may invest without limit in the types of futures contracts and related options identified in the prospectus for hedging and non-hedging purposes, such as to manage the effective duration of the fund's portfolio or as a substitute for direct investment. A financial futures contract sale creates an obligation by the seller to deliver the type of financial instrument called for in the contract in a specified delivery month for a stated price. A financial futures contract purchase creates an obligation by the purchaser to take delivery of the type of financial instrument called for in the contract in a specified delivery month at a stated price. The specific instruments delivered or taken, respectively, at settlement date are not determined until on or near that date. The determination is made in accordance with the rules of the exchange on which the futures contract sale or purchase was made. Futures contracts are traded in the United States only on commodity exchanges or boards of trade - known as "contract markets" - approved for such trading by the Commodity Futures Trading Commission (the "CFTC"), and must be executed through a futures commission merchant or brokerage firm which is a member of the relevant contract market.

Although futures contracts (other than index futures) by their terms call for actual delivery or acceptance of commodities or securities, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.
Closing out a futures contract sale is effected by purchasing a futures contract for the same aggregate amount of the specific type of financial instrument or commodity with the same delivery date. If the price of the initial sale of the futures contract exceeds the price of the offsetting purchase, the seller is paid the difference and realizes a gain. Conversely, if the price of the offsetting purchase exceeds the price of the initial sale, the seller realizes a loss. If the fund is unable to enter into a closing transaction, the amount of the fund's potential loss is unlimited. The closing out of a futures contract purchase is effected by the purchaser's entering into a futures contract sale. If the offsetting sale price exceeds the purchase price, the purchaser realizes a gain, and if the purchase price exceeds the offsetting sale price, he realizes a loss. In general, 40% of the gain or loss arising from the closing out of a futures contract traded on an exchange approved by the CFTC is treated as short-term gain or loss, and 60% is treated as long-term gain or loss.

Unlike when the fund purchases or sells a security, no price is paid or received by the fund upon the purchase or sale of a futures contract. Upon entering into a contract, the fund is required to deposit with its custodian in a segregated account in the name of the futures broker an amount of liquid assets. This amount is known as "initial margin." The nature of initial margin in futures transactions is different from that of margin in security transactions in that futures contract margin does not involve the borrowing of funds to finance the transactions. Rather, initial margin is similar to a performance bond or good faith deposit which is returned to the fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Futures contracts also involve brokerage costs.

Subsequent payments, called "variation margin" or "maintenance margin," to and from the broker (or the custodian) are made on a daily basis as the price of the underlying security or commodity fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as "marking to the market." For example, when the fund has purchased a futures contract on a security and the price of the underlying security has risen, that position will have increased in value and the fund will receive from the broker a variation margin payment based on that increase in value. Conversely, when the fund has purchased a security futures contract and the price of the underlying security has declined, the position would be less valuable and the fund would be required to make a variation margin payment to the broker.

The fund may elect to close some or all of its futures positions at any time prior to their expiration in order to reduce or eliminate a hedge position then currently held by the fund. The fund may close its positions by taking opposite positions which will operate to terminate the fund's position in the futures contracts. Final determinations of variation margin are then made, additional cash is required to be paid by or released to the fund, and the fund realizes a loss or a gain. Such closing transactions involve additional commission costs.

The fund does not intend to purchase or sell futures or related options for other than hedging purposes, if, as a result, the sum of the initial margin deposits on the fund's existing futures and related options positions and premiums paid for outstanding options on futures contracts would exceed 5% of the fund's net assets.

OPTIONS ON FUTURES CONTRACTS. The fund may purchase and write call and put options on futures contracts it may buy or sell and enter into closing transactions with respect to such options to terminate existing positions. In return for the premium paid, options on future contracts give the purchaser the right to assume a position in a futures contract at the specified option exercise price at any time during the period of the option. The fund may use options on futures contracts in lieu of writing or buying options directly on the underlying securities or purchasing and selling the underlying futures contracts. For example, to hedge against a possible decrease in the value of its portfolio securities, the fund may purchase put options or write call options on futures contracts rather than selling futures contracts. Similarly, the fund may purchase call options or write put options on futures contracts as a substitute for the purchase of futures contracts to hedge against a possible increase in the price of securities which the fund expects to purchase. Such options generally operate in the same manner as options purchased or written directly on the underlying investments.

As with options on securities, the holder or writer of an option may terminate his position by selling or purchasing an offsetting option. There is no guarantee that such closing transactions can be effected.

The fund will be required to deposit initial margin and maintenance margin with respect to put and call options on futures contracts written by it pursuant to brokers' requirements similar to those described above in connection with the discussion of futures contracts.

RISKS OF TRANSACTIONS IN FUTURES CONTRACTS AND RELATED OPTIONS. Successful use of futures contracts by the fund is subject to Putnam Management's ability to predict movements in various factors affecting securities markets, including interest rates. Compared to the purchase or sale of futures contracts, the purchase of call or put options on futures contracts involves less potential risk to the fund because the maximum amount at risk is the premium paid for the options (plus transaction costs). However, there may be circumstances when the purchase of a call or put option on a futures contract would result in a loss to the fund when the purchase or sale of a futures contract would not, such as when there is no movement in the prices of the hedged investments. The writing of an option on a futures contract involves risks similar to those risks relating to the sale of futures contracts.

The use of options and futures strategies also involves the risk of imperfect correlation among movements in the prices of the securities underlying the futures and options purchased and sold by the fund, of the options and futures contracts themselves, and, in the case of hedging transactions, of the securities which are the subject of a hedge. The successful use of these strategies further depends on the ability of Putnam Management to forecast interest rates and market movements correctly.

There is no assurance that higher than anticipated trading activity or other unforeseen events might not, at times, render certain market clearing facilities inadequate, and thereby result in the institution by exchanges of special procedures which may interfere with the timely execution of customer orders.

To reduce or eliminate a position held by the fund, the fund may seek to close out such position. The ability to establish and close out positions will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop or continue to exist for a particular futures contract or option. Reasons for the absence of a liquid secondary market on an exchange include the following: (i) there may be insufficient trading interest in certain contracts or options; (ii) restrictions may be imposed by an exchange on opening transactions or closing transactions or both; (iii) trading halts, suspensions or other restrictions may be imposed with respect to particular classes or series of contracts or options, or underlying securities; (iv) unusual or unforeseen circumstances may interrupt normal operations on an exchange; (v) the facilities of an exchange or a clearing corporation may not at all times be adequate to handle current trading volume; or
(vi) one or more exchanges could, for economic or other reasons, decide or be compelled at some future date to discontinue the trading of contracts or options (or a particular class or series of contracts or options), in which event the secondary market on that exchange for such contracts or options (or in the class or series of contracts or options) would cease to exist, although outstanding contracts or options on the exchange that had been issued by a clearing corporation as a result of trades on that exchange would continue to be exercisable in accordance with their terms.

U.S. TREASURY SECURITY FUTURES CONTRACTS AND OPTIONS. U.S. Treasury security futures contracts require the seller to deliver, or the purchaser to take delivery of, the type of U.S. Treasury security called for in the contract at a specified date and price. Options on U.S. Treasury security futures contracts give the purchaser the right in return for the premium paid to assume a position in a U.S. Treasury security futures contract at the specified option exercise price at any time during the period of the option.

Successful use of U.S. Treasury security futures contracts by the fund is subject to Putnam Management's ability to predict movements in the direction of interest rates and other factors affecting markets for debt securities. For example, if the fund has sold U.S. Treasury security futures contracts in order to hedge against the possibility of an increase in interest rates which would adversely affect securities held in its portfolio, and the prices of the fund's securities increase instead as a result of a decline in interest rates, the fund will lose part or all of the benefit of the increased value of its securities which it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily maintenance margin requirements at a time when it may be disadvantageous to do so.

There is also a risk that price movements in U.S. Treasury security futures contracts and related options will not correlate closely with price movements in markets for particular securities. For example, if the fund has hedged against a decline in the values of tax-exempt securities held by it by selling Treasury security futures and the values of Treasury securities subsequently increase while the values of its tax-exempt securities decrease, the fund would incur losses on both the Treasury security futures contracts written by it and the tax-exempt securities held in its portfolio.

INDEX FUTURES CONTRACTS. An index futures contract is a contract to buy or sell units of an index at a specified future date at a price agreed upon when the contract is made. Entering into a contract to buy units of an index is commonly referred to as buying or purchasing a contract or holding a long position in the index. Entering into a contract to sell units of an index is commonly referred to as selling a contract or holding a short position. A unit is the current value of the index. The fund may enter into stock index futures contracts, debt index futures contracts, or other index futures contracts appropriate to its objective(s). The fund may also purchase and sell options on index futures contracts.

For example, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500") is composed of 500 selected common stocks, most of which are listed on the New York Stock Exchange. The S&P 500 assigns relative weightings to the common stocks included in the Index, and the value fluctuates with changes in the market values of those common stocks. In the case of the S&P 500, contracts are to buy or sell 500 units. Thus, if the value of the S&P 500 were $150, one contract would be worth $75,000 (500 units x $150). The stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract, with the settlement being the difference between the contract price and the actual level of the stock index at the expiration of the contract. For example, if the fund enters into a futures contract to buy 500 units of the S&P 500 at a specified future date at a contract price of $150 and the S&P 500 is at $154 on that future date, the fund will gain $2,000 (500 units x gain of $4). If the fund enters into a futures contract to sell 500 units of the stock index at a specified future date at a contract price of $150 and the S&P 500 is at $152 on that future date, the fund will lose $1,000 (500 units x loss of $2).

There are several risks in connection with the use by the fund of index futures. One risk arises because of the imperfect correlation between movements in the prices of the index futures and movements in the prices of securities which are the subject of the hedge. Putnam Management will, however, attempt to reduce this risk by buying or selling, to the extent possible, futures on indices the movements of which will, in its judgment, have a significant correlation with movements in the prices of the securities sought to be hedged.

Successful use of index futures by the fund is also subject to Putnam Management's ability to predict movements in the direction of the market. For example, it is possible that, where the fund has sold futures to hedge its portfolio against a decline in the market, the index on which the futures are written may advance and the value of securities held in the fund's portfolio may decline. If this occurred, the fund would lose money on the futures and also experience a decline in value in its portfolio securities. It is also possible that, if the fund has hedged against the possibility of a decline in the market adversely affecting securities held in its portfolio and securities prices increase instead, the fund will lose part or all of the benefit of the increased value of those securities it has hedged because it will have offsetting losses in its futures positions. In addition, in such situations, if the fund has insufficient cash, it may have to sell securities to meet daily variation margin requirements at a time when it is disadvantageous to do so.

In addition to the possibility that there may be an imperfect correlation, or no correlation at all, between movements in the index futures and the portion of the portfolio being hedged, the prices of index futures may not correlate perfectly with movements in the underlying index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, margin requirements in the futures market are less onerous than margin requirements in the securities market, and as a result the futures market may attract more speculators than the securities market does. Increased participation by speculators in the futures market may also cause temporary price distortions. Due to the possibility of price distortions in the futures market and also because of the imperfect correlation between movements in the index and movements in the prices of index futures, even a correct forecast of general market trends by Putnam Management may still not result in a profitable position over a short time period.

OPTIONS ON STOCK INDEX FUTURES. Options on index futures are similar to options on securities except that options on index futures give the purchaser the right, in return for the premium paid, to assume a position in an index futures contract (a long position if the option is a call and a short position if the option is a put) at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the index futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the index future. If an option is exercised on the last trading day prior to its expiration date, the settlement will be made entirely in cash equal to the difference between the exercise price of the option and the closing level of the index on which the future is based on the expiration date. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

OPTIONS ON INDICES

As an alternative to purchasing call and put options on index futures, the fund may purchase and sell call and put options on the underlying indices themselves. Such options would be used in a manner identical to the use of options on index futures.

INDEX WARRANTS

The fund may purchase put warrants and call warrants whose values vary depending on the change in the value of one or more specified securities indices ("index warrants"). Index warrants are generally issued by banks or other financial institutions and give the holder the right, at any time during the term of the warrant, to receive upon exercise of the warrant a cash payment from the issuer based on the value of the underlying index at the time of exercise. In general, if the value of the underlying index rises above the exercise price of the index warrant, the holder of a call warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the value of the index and the exercise price of the warrant; if the value of the underlying index falls, the holder of a put warrant will be entitled to receive a cash payment from the issuer upon exercise based on the difference between the exercise price of the warrant and the value of the index. The holder of a warrant would not be entitled to any payments from the issuer at any time when, in the case of a call warrant, the exercise price is greater than the value of the underlying index, or, in the case of a put warrant, the exercise price is less than the value of the underlying index. If the fund were not to exercise an index warrant prior to its expiration, then the fund would lose the amount of the purchase price paid by it for the warrant.

The fund will normally use index warrants in a manner similar to its use of options on securities indices. The risks of the fund's use of index warrants are generally similar to those relating to its use of index options. Unlike most index options, however, index warrants are issued in limited amounts and are not obligations of a regulated clearing agency, but are backed only by the credit of the bank or other institution which issues the warrant. Also, index warrants generally have longer terms than index options. Although the fund will normally invest only in exchange - listed warrants, index warrants are not likely to be as liquid as certain index options backed by a recognized clearing agency. In addition, the terms of index warrants may limit the fund's ability to exercise the warrants at such time, or in such quantities, as the fund would otherwise wish to do.

FOREIGN INVESTMENTS

The fund may invest in securities of foreign issuers. These foreign investments involve certain special risks described below.

Foreign securities are normally denominated and traded in foreign currencies. As a result, the value of the fund's foreign investments and the value of its shares may be affected favorably or unfavorably by changes in currency exchange rates relative to the U.S. dollar. There may be less information publicly available about a foreign issuer than about a U.S. issuer, and foreign issuers are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the United States. The securities of some foreign issuers are less liquid and at times more volatile than securities of comparable U.S. issuers. Foreign brokerage commissions and other fees are also generally higher than in the United States. Foreign settlement procedures and trade regulations may involve certain risks (such as delay in payment or delivery of securities or in the recovery of the fund's assets held abroad) and expenses not present in the settlement of investments in U.S. markets.

In addition, the fund's investments in foreign securities may be subject to the risk of nationalization or expropriation of assets, imposition of currency exchange controls, foreign withholding taxes or restrictions on the repatriation of foreign currency, confiscatory taxation, political or financial instability and diplomatic developments which could affect the value of the fund's investments in certain foreign countries. Dividends or interest on, or proceeds from the sale of, foreign securities may be subject to foreign withholding taxes, and special U.S. tax considerations may apply.

Legal remedies available to investors in certain foreign countries may be more limited than those available with respect to investments in the United States or in other foreign countries. The laws of some foreign countries may limit the fund's ability to invest in securities of certain issuers organized under the laws of those foreign countries.

The risks described above, including the risks of nationalization or expropriation of assets, are typically increased in connection
with investments in "emerging markets."   For example, political
and economic structures in these countries may be in their infancy and developing rapidly, and such countries may be in their infancy and developing rapidly, and such countries may lack the social, political and economic stability characteristic of more developed countries. Certain of these countries have in the past failed to recognize private property rights and have at times nationalized and expropriated the assets of private companies. High rates of inflation or currency devaluations may adversely affect the economies and securities markets of such countries. Investments in emerging markets may be considered speculative.

The currencies of certain emerging market countries have experienced a steady devaluation relative to the U.S. dollar, and continued devaluations may adversely affect the value of a fund's assets denominated in such currencies. Many emerging market companies have experienced substantial, and in some periods extremely high, rates of inflation for many years, and continued inflation may adversely affect the economies and securities markets of such countries.

In addition, unanticipated political or social developments may affect the value of the fund's investments in emerging markets and the availability to the fund of additional investments in these markets. The small size, limited trading volume and relative inexperience of the securities markets in these countries may make the fund's investments in securities traded in emerging markets illiquid and more volatile than investments in securities traded in more developed countries, and the fund may be required to establish special custodial or other arrangements before making investments in securities traded in emerging markets. There may be little financial or accounting information available with respect to issuers of emerging market securities, and it may be difficult as a result to assess the value of prospects of an investment in such securities.

Certain of the foregoing risks may also apply to some extent to securities of U.S. issuers that are denominated in foreign currencies or that are traded in foreign markets, or securities of U.S. issuers having significant foreign operations.

FOREIGN CURRENCY TRANSACTIONS

Unless otherwise specified in the prospectus or Part I of this SAI, the fund may engage without limit in currency exchange transactions, including purchasing and selling foreign currency, foreign currency options, foreign currency forward contracts and foreign currency futures contracts and related options, to manage its exposure to foreign currencies. In addition, the fund may write covered call and put options on foreign currencies for the purpose of increasing its current return.

Generally, the fund may engage in both "transaction hedging" and "position hedging." The fund may also engage in foreign currency transactions for non-hedging purposes, subject to applicable law. When it engages in transaction hedging, the fund enters into foreign currency transactions with respect to specific receivables or payables, generally arising in connection with the purchase or sale of portfolio securities. The fund will engage in transaction hedging when it desires to "lock in" the U.S. dollar price of a security it has agreed to purchase or sell, or the U.S. dollar equivalent of a dividend or interest payment in a foreign currency. By transaction hedging the fund will attempt to protect itself against a possible loss resulting from an adverse change in the relationship between the U.S. dollar and the applicable foreign currency during the period between the date on which the security is purchased or sold, or on which the dividend or interest payment is earned, and the date on which such payments are made or received.

The fund may purchase or sell a foreign currency on a spot (or cash) basis at the prevailing spot rate in connection with the settlement of transactions in portfolio securities denominated in that foreign currency. If conditions warrant, for transaction hedging purposes the fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts. A foreign currency forward contract is a negotiated agreement to exchange currency at a future time at a rate or rates that may be higher or lower than the spot rate. Foreign currency futures contracts are standardized exchange-traded contracts and have margin requirements. In addition, for transaction hedging purposes the fund may also purchase or sell exchange-listed and over-the-counter call and put options on foreign currency futures contracts and on foreign currencies.
The fund may also enter into contracts to purchase or sell foreign currencies at a future date ("forward contracts") and purchase and sell foreign currency futures contracts.

For transaction hedging purposes the fund may also purchase exchange - listed and over - the - counter call and put options on foreign currency futures contracts and on foreign currencies. A put option on a futures contract gives the fund the right to assume a short position in the futures contract until the expiration of the option. A put option on a currency gives the fund the right to sell the currency at an exercise price until the expiration of the option. A call option on a futures contract gives the fund the right to assume a long position in the futures contract until the expiration of the option. A call option on a currency gives the fund the right to purchase the currency at the exercise price until the expiration of the option.

The fund may engage in position hedging to protect against a decline in the value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of the currency in which the securities the fund intends to buy are denominated, when the fund holds cash or short-term investments). For position hedging purposes, the fund may purchase or sell, on exchanges or in over-the-counter markets, foreign currency futures contracts, foreign currency forward contracts and options on foreign currency futures contracts and on foreign currencies. In connection with position hedging, the fund may also purchase or sell foreign currency on a spot basis.

It is impossible to forecast with precision the market value of portfolio securities at the expiration or maturity of a forward or futures contract. Accordingly, it may be necessary for the fund to purchase additional foreign currency on the spot market (and bear the expense of such purchase) if the market value of the security or securities being hedged is less than the amount of foreign currency the fund is obligated to deliver and a decision is made to sell the security or securities and make delivery of the foreign currency. Conversely, it may be necessary to sell on the spot market some of the foreign currency received upon the sale of the portfolio security or securities if the market value of such security or securities exceeds the amount of foreign currency the fund is obligated to deliver.

Transaction and position hedging do not eliminate fluctuations in the underlying prices of the securities which the fund owns or intends to purchase or sell. They simply establish a rate of exchange which one can achieve at some future point in time. Additionally, although these techniques tend to minimize the risk of loss due to a decline in the value of the hedged currency, they tend to limit any potential gain which might result from the increase in value of such currency. See "Risk factors in options transactions" above.

The fund may seek to increase its current return or to offset some of the costs of hedging against fluctuations in current exchange rates by writing covered call options and covered put options on foreign currencies. The fund receives a premium from writing a call or put option, which increases the fund's current return if the option expires unexercised or is closed out at a net profit. The fund may terminate an option that it has written prior to its expiration by entering into a closing purchase transaction in which it purchases an option having the same terms as the option written.

The fund's currency hedging transactions may call for the delivery of one foreign currency in exchange for another foreign currency and may at times not involve currencies in which its portfolio securities are then denominated. Putnam Management will engage in such "cross hedging" activities when it believes that such transactions provide significant hedging opportunities for the fund. Cross hedging transactions by the fund involve the risk of imperfect correlation between changes in the values of the currencies to which such transactions relate and changes in the value of the currency or other asset or liability which is the subject of the hedge.

The fund may also engage in non-hedging currency transactions. For example, Putnam Management may believe that exposure to a currency is in the fund's best interest but that securities denominated in that currency are unattractive. In that case the fund may purchase a currency forward contract or option in order to increase its exposure to the currency. In accordance with SEC regulations, the fund will segregate liquid assets in its portfolio to cover forward contracts used for non-hedging purposes.

The value of any currency, including U.S. dollars and foreign currencies, may be affected by complex political and economic factors applicable to the issuing country. In addition, the exchange rates of foreign currencies (and therefore the values of foreign currency options, forward contracts and futures contracts) may be affected significantly, fixed, or supported directly or indirectly by U.S. and foreign government actions. Government intervention may increase risks involved in purchasing or selling foreign currency options, forward contracts and futures contracts, since exchange rates may not be free to fluctuate in response to other market forces.

The value of a foreign currency option, forward contract or futures contract reflects the value of an exchange rate, which in turn reflects relative values of two currencies, the U.S. dollar and the foreign currency in question. Because foreign currency transactions occurring in the interbank market involve substantially larger amounts than those that may be involved in the exercise of foreign currency options, forward contracts and futures contracts, investors may be disadvantaged by having to deal in an odd-lot market for the underlying foreign currencies in connection with options at prices that are less favorable than for round lots. Foreign governmental restrictions or taxes could result in adverse changes in the cost of acquiring or disposing of foreign currencies.

There is no systematic reporting of last sale information for foreign currencies and there is no regulatory requirement that quotations available through dealers or other market sources be firm or revised on a timely basis. Available quotation information is generally representative of very large round-lot transactions in the interbank market and thus may not reflect exchange rates for smaller odd-lot transactions (less than $1 million) where rates may be less favorable. The interbank market in foreign currencies is a global, around-the-clock market. To the extent that options markets are closed while the markets for the underlying currencies remain open, significant price and rate movements may take place in the underlying markets that cannot be reflected in the options markets.

The decision as to whether and to what extent the fund will engage in foreign currency exchange transactions will depend on a number of factors, including prevailing market conditions, the composition of the fund's portfolio and the availability of suitable transactions. Accordingly, there can be no assurance that the fund will engage in foreign currency exchange transactions at any given time or from time to time.

CURRENCY FORWARD AND FUTURES CONTRACTS. A forward foreign currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract as agreed by the parties, at a price set at the time of the contract. In the case of a cancelable forward contract, the holder has the unilateral right to cancel the contract at maturity by paying a specified fee.
The contracts are traded in the interbank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement, and no commissions are charged at any stage for trades. A foreign currency futures contract is a standardized contract for the future delivery of a specified amount of a foreign currency at a price set at the time of the contract. Foreign currency futures contracts traded in the United States are designed by and traded on exchanges regulated by the CFTC, such as the New York Mercantile Exchange.

Forward foreign currency exchange contracts differ from foreign currency futures contracts in certain respects. For example, the maturity date of a forward contract may be any fixed number of days from the date of the contract agreed upon by the parties, rather than a predetermined date in a given month. Forward contracts may be in any amount agreed upon by the parties rather than predetermined amounts. Also, forward foreign exchange contracts are traded directly between currency traders so that no intermediary is required. A forward contract generally requires no margin or other deposit.

At the maturity of a forward or futures contract, the fund either may accept or make delivery of the currency specified in the contract, or at or prior to maturity enter into a closing transaction involving the purchase or sale of an offsetting contract. Closing transactions with respect to forward contracts are usually effected with the currency trader who is a party to the original forward contract. Closing transactions with respect to futures contracts are effected on a commodities exchange; a clearing corporation associated with the exchange assumes responsibility for closing out such contracts.

Positions in the foreign currency futures contracts may be closed out only on an exchange or board of trade which provides a secondary market in such contracts. Although the fund intends to purchase or sell foreign currency futures contracts only on exchanges or boards of trade where there appears to be an active secondary market, there is no assurance that a secondary market on an exchange or board of trade will exist for any particular contract or at any particular time. In such event, it may not be possible to close a futures position and, in the event of adverse price movements, the fund would continue to be required to make daily cash payments of variation margin.

FOREIGN CURRENCY OPTIONS. In general, options on foreign currencies operate similarly to options on securities and are subject to many of the risks described above. Foreign currency options are traded primarily in the over-the-counter market, although options on foreign currencies are also listed on several exchanges. Options are traded not only on the currencies of individual nations, but also on the European Currency Unit ("ECU"). The ECU is composed of amounts of a number of currencies, and is the official medium of exchange of the European Community's European Monetary System.

The fund will only purchase or write foreign currency options when Putnam Management believes that a liquid secondary market exists for such options. There can be no assurance that a liquid secondary market will exist for a particular option at any specific time. Options on foreign currencies are affected by all of those factors which influence foreign exchange rates and investments generally.

SETTLEMENT PROCEDURES. Settlement procedures relating to the fund's investments in foreign securities and to the fund's foreign currency exchange transactions may be more complex than settlements with respect to investments in debt or equity securities of U.S. issuers, and may involve certain risks not present in the fund's domestic investments. For example, settlement of transactions involving foreign securities or foreign currencies may occur within a foreign country, and the fund may be required to accept or make delivery of the underlying securities or currency in conformity with any applicable U.S. or foreign restrictions or regulations, and may be required to pay any fees, taxes or charges associated with such delivery. Such investments may also involve the risk that an entity involved in the settlement may not meet its obligations.

FOREIGN CURRENCY CONVERSION. Although foreign exchange dealers do not charge a fee for currency conversion, they do realize a profit based on the difference (the "spread") between prices at which they are buying and selling various currencies. Thus, a dealer may offer to sell a foreign currency to the fund at one rate, while offering a lesser rate of exchange should the fund desire to resell that currency to the dealer.

RESTRICTED SECURITIES

The SEC Staff currently takes the view that any delegation by the Trustees of the authority to determine that a restricted security is readily marketable (as described in the investment restrictions of the funds) must be pursuant to written procedures established by the Trustees. It is the present intention of the funds' Trustees that, if the Trustees decide to delegate such determinations to Putnam Management or another person, they would do so pursuant to written procedures, consistent with the Staff's position. Should the Staff modify its position in the future, the Trustees would consider what action would be appropriate in light of the Staff's position at that time.

TAXES

TAXATION OF THE FUND. The fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the "Code"). In order so to qualify and to qualify for the special tax treatment accorded regulated investment companies and their shareholders, the fund must, among other things:

(a) Derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, and gains from the sale of stock, securities and foreign currencies, or other income (including but not limited to gains from options, futures, or forward contracts) derived with respect to its business of investing in such stock, securities, or currencies;

(b) distribute with respect to each taxable year at least 90% of the sum of its taxable net investment income, its net tax-exempt income, and the excess, if any, of net short-term capital gains over net long-term capital losses for such year; and

(c) diversify its holdings so that, at the end of each fiscal quarter, (i) at least 50% of the market value of the fund's assets is represented by cash and cash items, U.S. government securities, securities of other regulated investment companies, and other securities limited in respect of any one issuer to a value not greater than 5% of the value of the fund's total assets and to not more than 10% of the outstanding voting securities of such issuer, and (ii) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. Government or other regulated investment companies) of any one issuer or of two or more issuers which the fund controls and which are engaged in the same, similar, or related trades or businesses.

In addition, until the start of the fund's first tax year beginning after August 5, 1997, the fund must derive less than 30% of its gross income from the sale or other disposition of certain assets (including stock or securities and certain options, futures contracts, forward contracts and foreign currencies) held for less than three months in order to qualify as a regulated investment company.

If the fund qualifies as a regulated investment company that is accorded special tax treatment, the fund will not be subject to federal income tax on income paid to its shareholders in the form of dividends (including capital gain dividends).

If the fund failed to qualify as a regulated investment company accorded special tax treatment in any taxable year, the fund would be subject to tax on its taxable income at corporate rates, and all distributions from earnings and profits, including any distributions of net tax-exempt income and net long-term capital gains, would be taxable to shareholders as ordinary income. In addition, the fund could be required to recognize unrealized gains, pay substantial taxes and interest and make substantial distributions before requalifying as a regulated investment company that is accorded special tax treatment.

If the fund fails to distribute in a calendar year substantially all of its ordinary income for such year and substantially all of its capital gain net income for the one-year period ending October 31 (or later if the fund is permitted so to elect and so elects), plus any retained amount from the prior year, the fund will be subject to a 4% excise tax on the undistributed amounts. A dividend paid to shareholders by the fund in January of a year generally is deemed to have been paid by the fund on December 31 of the preceding year, if the dividend was declared and payable to shareholders of record on a date in October, November or December of that preceding year. The fund intends generally to make distributions sufficient to avoid imposition of the 4% excise tax.

FUND DISTRIBUTIONS. Distributions from the fund (other than exempt-interest dividends, as discussed below) will be taxable to shareholders as ordinary income to the extent derived from the fund's investment income and net short-term gains. Pursuant to the Taxpayer Relief Act of 1997, two different tax rates apply to net capital gains (that is, the excess of net gains from capital assets held more than one year over net losses from capital assets held for not more than one year). One rate (generally 28%) applies to net gains on capital assets held for more than one year but not more than 18 months (28% rate gains) and a second, preferred rate (generally 20%) applies to the balance of such net capital gains ("adjusted net capital gains"). Distributions of net capital gains will be treated in the hands of shareholders as 28% rate gains to the extent designated by the fund as deriving from net gains from assets held for more than one year but not more than 18 months, and the balance will be treated as adjusted net capital gains. Distributions of 28% rate gains and adjusted net capital gains will be taxable to shareholders as such, regardless of how long a shareholder has held the shares in the fund.

EXEMPT - INTEREST DIVIDENDS. The fund will be qualified to pay exempt - interest dividends to its shareholders only if, at the close of each quarter of the fund's taxable year, at least 50% of the total value of the fund's assets consists of obligations the interest on which is exempt from federal income tax. Distributions that the fund properly designates as exempt-interest dividends are treated as interest excludable from shareholders' gross income for federal income tax purposes but may be taxable for federal alternative minimum tax purposes and for state and local purposes. If the fund intends to be qualified to pay exempt - interest dividends, the fund may be limited in its ability to enter into taxable transactions involving forward commitments, repurchase agreements, financial futures and options contracts on financial futures, tax - exempt bond indices and other assets.

Part or all of the interest on indebtedness, if any, incurred or continued by a shareholder to purchase or carry shares of a fund paying exempt-interest dividends is not deductible. The portion of interest that is not deductible is equal to the total interest paid or accrued on the indebtedness, multiplied by the percentage of the fund's total distributions (not including distributions from net long-term capital gains) paid to the shareholder that are exempt-interest dividends. Under rules used by the Internal Revenue Service for determining when borrowed funds are considered used for the purpose of purchasing or carrying particular assets, the purchase of shares may be considered to have been made with borrowed funds even though such funds are not directly traceable to the purchase of shares.

In general, exempt-interest dividends, if any, attributable to interest received on certain private activity obligations and certain industrial development bonds will not be tax-exempt to any shareholders who are "substantial users" of the facilities financed by such obligations or bonds or who are "related persons" of such substantial users.

A fund which is qualified to pay exempt-interest dividends will inform investors within 60 days of the fund's fiscal year-end of the percentage of its income distributions designated as tax-exempt. The percentage is applied uniformly to all distributions made during the year. The percentage of income designated as tax-exempt for any particular distribution may be substantially different from the percentage of the fund's income that was tax-exempt during the period covered by the distribution.

HEDGING TRANSACTIONS. If the fund engages in hedging transactions, including hedging transactions in options, futures contracts, and straddles, or other similar transactions, it will be subject to special tax rules (including constructive sale, mark-to-market, straddle, wash sale, and short sale rules), the effect of which may be to accelerate income to the fund, defer losses to the fund, cause adjustments in the holding periods of the fund's securities, or convert short-term capital losses into long-term capital losses. These rules could therefore affect the amount, timing and character of distributions to shareholders. The fund will endeavor to make any available elections pertaining to such transactions in a manner believed to be in the best interests of the fund.

Under the 30% of gross income test described above (see "Taxation of the fund"), the fund will be restricted in selling assets held or considered under Code rules to have been held for less than three months, and in engaging in certain hedging transactions (including hedging transactions in options and futures) that in some circumstances could cause certain fund assets to be treated as held for less than three months.

Certain of the fund's hedging activities (including its transactions, if any, in foreign currencies or foreign currency-denominated instruments) are likely to produce a difference between its book income and its taxable income. If the fund's book income exceeds its taxable income, the distribution (if any) of such excess will be treated as (i) a dividend to the extent of the fund's remaining earnings and profits (including earnings and profits arising from tax-exempt income), (ii) thereafter as a return of capital to the extent of the recipient's basis in the shares, and (iii) thereafter as gain from the sale or exchange of a capital asset. If the fund's book income is less than its taxable income, the fund could be required to make distributions exceeding book income to qualify as a regulated investment company that is accorded special tax treatment.

RETURN OF CAPITAL DISTRIBUTIONS. If the fund makes a distribution to you in excess of its current and accumulated "earnings and profits" in any taxable year, the excess distribution will be treated as a return of capital to the extent of your tax basis in your shares, and thereafter as capital gain. A return of capital is not taxable, but it reduces your tax basis in your shares, thus reducing any loss or increasing any gain on a subsequent taxable disposition by you of your shares.

SECURITIES ISSUED OR PURCHASED AT A DISCOUNT. The fund's investment in securities issued at a discount and certain other obligations will (and investments in securities purchased at a discount may) require the fund to accrue and distribute income not yet received. In order to generate sufficient cash to make the requisite distributions, the fund may be required to sell securities in its portfolio that it otherwise would have continued to hold.

CAPITAL LOSS CARRYOVER. Distributions from capital gains are made after applying any available capital loss carryovers. The amounts and expiration dates of any capital loss carryovers available to the fund are shown in Note 1 (Federal income taxes) to the financial statements included in Part I of this SAI or incorporated by reference into this SAI.

FOREIGN CURRENCY-DENOMINATED SECURITIES AND RELATED HEDGING TRANSACTIONS. The fund's transactions in foreign currencies, foreign currency-denominated debt securities and certain foreign currency options, futures contracts and forward contracts (and similar instruments) may give rise to ordinary income or loss to the extent such income or loss results from fluctuations in the value of the foreign currency concerned.

If more than 50% of the fund's assets at year end consists of the securities of foreign corporations, the fund may elect to permit shareholders to claim a credit or deduction on their income tax returns for their pro rata portion of qualified taxes paid by the fund to foreign countries in respect of foreign securities the fund has held for at least the minimum period specified in the Code. In such a case, shareholders will include in gross income from foreign sources their pro rata shares of such taxes. A shareholder's ability to claim a foreign tax credit or deduction in respect of foreign taxes paid by the fund may be subject to certain limitations imposed by the Code, as a result of which a shareholder may not get a full credit or deduction for the amount of such taxes. In particular, shareholders must hold their fund shares (without protection from risk of loss) on the ex-dividend date and for at least 15 additional days during the 30-day period surrounding the ex-dividend date to be eligible to claim a foreign tax credit with respect to a given dividend.
Shareholders who do not itemize on their federal income tax returns may claim a credit (but no deduction) for such foreign taxes.

Investment by the fund in "passive foreign investment companies" could subject the fund to a U.S. federal income tax or other charge on the proceeds from the sale of its investment in such a company; however, this tax can be avoided by making an election to mark such investments to market annually or to treat the passive foreign investment company as a "qualified electing fund."

A "passive foreign investment company" is any foreign corporation: (i) 75 percent or more of the income of which for the taxable year is passive income, or (ii) the average percentage of the assets of which (generally by value, but by adjusted tax basis in certain cases) that produce or are held for the production of passive income is at least 50 percent. Generally, passive income for this purpose means dividends, interest (including income equivalent to interest), royalties, rents, annuities, the excess of gains over losses from certain property transactions and commodities transactions, and foreign currency gains. Passive income for this purpose does not include rents and royalties received by the foreign corporation from active business and certain income received from related persons.

SALE OR REDEMPTION OF SHARES. The sale, exchange or redemption of fund shares may give rise to a gain or loss. In general, any gain realized upon a taxable disposition of shares will be treated as 28% rate gain if the shares have been held for more than 12 months but not more than 18 months, and as adjusted net capital gains if the shares have been held for more than 18 months. Otherwise the gain on the sale, exchange or redemption of fund shares will be treated as short-term capital gain. In general, any loss realized upon a taxable disposition of shares will be treated as long-term loss if the shares have been held for more than 12 months, and otherwise as short-term capital loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for Federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to the shares. All or a portion of any loss realized upon a taxable disposition of fund shares will be disallowed if other shares of the same fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

SHARES PURCHASED THROUGH TAX-QUALIFIED PLANS. Special tax rules apply to investments though defined contribution plans and other tax-qualified plans. Shareholders should consult their tax adviser to determine the suitability of shares of a fund as an investment through such plans and the precise effect of an investment on their particular tax situation.

BACKUP WITHHOLDING. The fund generally is required to withhold and remit to the U.S. Treasury 31% of the taxable dividends and other distributions paid to any individual shareholder who fails to furnish the fund with a correct taxpayer identification number
(TIN), who has under-reported dividends or interest income, or who fails to certify to the fund that he or she is not subject to such withholding.

MANAGEMENT

TRUSTEES NAME (AGE)

*+GEORGE PUTNAM (71),(72), Chairman and President. Chairman and Director of Putnam Management and Putnam Mutual Funds. Director, Freeport Copper and Gold, Inc. (a mining and natural resource company), Houghton Mifflin Company (a major publishing company) and Marsh & McLennan Companies, Inc.

JOHN A. HILL (55),(56), Vice Chairman. Chairman and Managing Director, First Reserve Corporation (a registered investment adviser investing in companies in the world-wide energy industry on behalf of institutional investors). Director of Snyder Oil Corporation, TransMontaigne Oil Company, Weatherford Enterra, Inc. (an oil field service company) and various private companies owned by First Reserve Corporation, such as James River Coal and Anker Coal Corporation, and various First Reserve Funds, such as American Gas & Oil Investors, Ltd., AmGO II, L.P., First Reserve Secured Energy Assets Fund, L.P., First Reserve Fund V., L.P., First Reserve Fund VI, L.P., and First Reserve Fund VII, L.P.

+WILLIAM F. POUNDS (69),(70), Vice Chairman. Professor Emeritus of Management, Alfred P. Sloan School of Management,
Massachusetts Institute of Technology.  Director of IDEXX
Laboratories, Inc., Management Sciences for Health, Inc., and Sun
Company, Inc.

JAMESON A. BAXTER (54),(55), Trustee. President, Baxter
Associates, Inc. (a management and financial consulting firm).
Director of Avondale Federal Savings Bank, ASHTA Chemicals, Inc.
and Banta Corporation (printing and digital imaging).  Chairman
Emeritus of the Board of Trustees, Mount Holyoke College.

+HANS H. ESTIN (69),(70), Trustee. Chartered Financial Analyst and Vice Chairman, North American Management Corp. (a registered investment adviser).

RONALD J. JACKSON (53),(54), Trustee. Former Chairman, President and Chief Executive Officer of Fisher-Price, Inc.

*PAUL L. JOSKOW (50),(51), Trustee. Professor of Economics and Management, Massachusetts Institute of Technology. Director, New England Electric System, State Farm Indemnity Company and Whitehead Institute for Biomedical Research. He has been a consultant to National Economic Research Associates, Inc. since 1972.

ELIZABETH T. KENNAN (59),(60), Trustee. President Emeritus and Professor, Mount Holyoke College. Director, Bell Atlantic (a telecommunications company), the Kentucky Home Life Insurance Companies, NYNEX Corporation, Northeast Utilities and Talbots.

*LAWRENCE J. LASSER (54),(55), Trustee and Vice President.
President, Chief Executive Officer and Director of Putnam
Investments, Inc. and Putnam Investment Management, Inc.
Director of Marsh & McLennan Companies, Inc. and the United Way of Massachusetts Bay.

JOHN H. MULLIN, III (56),(57), Trustee. Chairman and CEO of Ridgeway Farm, Director of ACX Technologies, Inc. (a company engaged in the manufacture of industrial ceramics and packaging products), Alex. Brown Realty, Inc. and The Liberty Corporation (a company engaged in the life insurance and broadcasting industries).

+ROBERT E. PATTERSON (52),(53), Trustee. President and Trustee of Cabot Industrial Trust (a publicly traded real estate investment trust). Director of Brandywine Trust Company.
Trustee of SEA Education Association.

*DONALD S. PERKINS (70),(71), Trustee. Director of various corporations, including AON Corp. (an insurance company), Cummins Engine Company, Inc. (an engine and power generator manufacturer and assembler), Current Assets L.L.C. (a corporation providing financial staffing services), LaSalle Street Fund, Inc. and LaSalle U.S. Realty Income and Growth Fund, Inc. (real estate investment trusts), Lucent Technologies Inc., Nanophase Technologies Inc. (a producer of nano crystalline materials), Ryerson Tull, Inc. (America's largest steel service corporation) and Springs Industries, Inc. (a textile manufacturer.)

*#GEORGE PUTNAM III (46),(47), Trustee.  President, New
Generation Research, Inc. (a publisher of financial advisory and other research services relating to bankrupt and distressed companies) and New Generation Advisers, Inc. (a registered investment adviser). Director, Massachusetts Audubon Society and
The Boston Family Office, L.L.C. (a registered investment advisor).

*A.J.C. SMITH (63),(64), Trustee.  Chairman and Chief Executive
Officer, Marsh & McLennan Companies, Inc.  Director, Trident
Corp.

W. THOMAS STEPHENS (55),(56), Trustee.  President and Chief
Executive Officer of MacMillan Bloedel Ltd.  Director, Qwest
Communications (a fiber optics manufacturer) and New Century
Energies (a public utility company).

W. NICHOLAS THORNDIKE (64),(65), Trustee. Director of various corporations and charitable organizations, including Courier
Corporation, Data General Corporation, Bradley Real Estate, Inc., and Providence Journal Co.

OFFICERS NAME (AGE)

CHARLES E. PORTER (59),(60), Executive Vice President.  Managing
Director of Putnam Investments, Inc. and Putnam Management.

PATRICIA C. FLAHERTY (50),(51), Vice President.  Senior Vice
President of Putnam Investments, Inc. and Putnam Management.

WILLIAM N. SHIEBLER (55),(56), Vice President.  Director and
Senior Managing Director of Putnam Investments, Inc. President and Director of Putnam Mutual Funds.

GORDON H. SILVER (50),(51), Vice President.  Director and Senior
Managing Director of Putnam Investments, Inc. and Putnam
Management.

IAN C. FERGUSON (40),(41), Vice President.  Senior Managing
Director of Putnam Management.

JOHN R. VERANI (58),(59), Vice President. Senior Vice President of Putnam Investments, Inc. and Putnam Management.

JOHN D. HUGHES (62),(63), Senior Vice President and Treasurer.

BEVERLY MARCUS (53),(54), Clerk and Assistant Treasurer.

*Trustees who are or may be deemed to be "interested persons" (as defined in the Investment Company Act of 1940) of the fund, Putnam Management or Putnam Mutual Funds.

Messrs. Putnam, Lasser and Smith are deemed "interested persons" by virtue of their positions as officers or shareholders of the fund, or directors of Putnam Management, Putnam Mutual Funds, or Marsh & McLennan Companies, Inc., the parent company of Putnam Management and Putnam Mutual Funds.

Mr. George Putnam, III, Mr. Putnam's son, is also an "interested person" of the fund, Putnam Management, and Putnam Mutual Funds. Mr. Perkins may be deemed to be an "interested person" of the fund because of his service as a director of a certain publicly held company that includes registered broker-dealer firms among its subsidiaries. Neither the fund nor any of the other Putnam funds currently engages in any transactions with such firms except that certain of such firms act as dealers in the retail sale of shares of certain Putnam funds in the ordinary course of their business. Mr. Joskow is not currently an "interested person" of the fund but could be deemed by the Securities and Exchange Commission to be an "interested person" on account of his prior consulting relationship with National Economic Research Associates, Inc., a wholly-owned subsidiary of Marsh & McLennan Companies, Inc., which was terminated as of August 31, 1998. The remaining Trustees are not "interested persons."

+Members of the Executive Committee of the Trustees. The Executive Committee meets between regular meetings of the Trustees as may be required to review investment matters and other affairs of the fund and may exercise all of the powers of the Trustees.

#George Putnam, III is the son of George Putnam.
                       -----------------

Certain other officers of Putnam Management are officers of the fund. SEE "ADDITIONAL OFFICERS" IN PART I OF THIS SAI. The mailing address of each of the officers and Trustees is One Post
Office Square, Boston, Massachusetts 02109.

Except as stated below, the principal occupations of the officers and Trustees for the last five years have been with the employers as shown above, although in some cases they have held different positions with such employers. Prior to July, 1998, Mr. Joskow was Chairman of the Department of Economics, Massachusetts Institute of Technology, and prior to September, 1998, he was a consultant to National Economic Research Associates, Technology.Inc. Prior to June, 1995, Ms. Kennan was President of Mount Holyoke College. Prior to 1996, Mr. Stephens was Chairman of the Board of Directors, President and Chief Executive Officer of Johns Manville Corporation. Prior to April, 1996, Mr. Ferguson was CEO at Hong Kong Shanghai Banking Corporation.
Prior to February, 1998, Mr. Patterson was Executive Vice President and Director of Acquisitions of Cabot Partners Limited Partnership.

Each Trustee of the fund receives an annual fee and an additional fee for each Trustees' meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings and for special services rendered in that connection. All of the Trustees are Trustees of all the Putnam funds and each receives fees for his or her services. FOR DETAILS OF TRUSTEES' FEES PAID BY THE FUND AND INFORMATION CONCERNING RETIREMENT GUIDELINES FOR THE TRUSTEES, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI.

The Agreement and Declaration of Trust of the fund provides that the fund will indemnify its Trustees and officers against liabilities and expenses incurred in connection with litigation in which they may be involved because of their offices with the fund, except if it is determined in the manner specified in the Agreement and Declaration of Trust that they have not acted in good faith in the reasonable belief that their actions were in the best interests of the fund or that such indemnification would relieve any officer or Trustee of any liability to the fund or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. The fund, at its expense, provides liability insurance for the benefit of its Trustees and officers.

PUTNAM MANAGEMENT AND ITS AFFILIATES

Putnam Management is one of America's oldest and largest money management firms. Putnam Management's staff of experienced portfolio managers and research analysts selects securities and constantly supervises the fund's portfolio. By pooling an investor's money with that of other investors, a greater variety of securities can be purchased than would be the case individually; the resulting diversification helps reduce investment risk. Putnam Management has been managing mutual funds since 1937. Today, the firm serves as the investment manager for the funds in the Putnam Family, with nearly $182 billion in assets in over 9 million shareholder accounts at December 31, 1997. An affiliate, The Putnam Advisory Company, Inc., manages domestic and foreign institutional accounts and mutual funds, including the accounts of many Fortune 500 companies. Another affiliate, Putnam Fiduciary Trust Company, provides investment advice to institutional clients under its banking and fiduciary powers. At December 31, 1997, Putnam Management and its affiliates managed over $235 billion in assets, including over $19 billion in tax-exempt securities and over $57 billion in retirement plan assets.

Putnam Management, Putnam Mutual Funds and Putnam Fiduciary Trust
Company are subsidiaries of Putnam Investments, Inc., a holding company which is in turn wholly owned by Marsh & McLennan
Companies, Inc., a publicly-owned holding company whose principal operating subsidiaries are international insurance and reinsurance brokers, investment managers and management consultants.

Trustees and officers of the fund who are also officers of Putnam Management or its affiliates or who are stockholders of Marsh & McLennan Companies, Inc. will benefit from the advisory fees, sales commissions, distribution fees, custodian fees and transfer agency fees paid or allowed by the fund.

THE MANAGEMENT CONTRACT

Under a Management Contract between the fund and Putnam Management, subject to such policies as the Trustees may determine, Putnam Management, at its expense, furnishes continuously an investment program for the fund and makes investment decisions on behalf of the fund. Subject to the control of the Trustees, Putnam Management also manages, supervises and conducts the other affairs and business of the fund, furnishes office space and equipment, provides bookkeeping and clerical services (including determination of the fund's net asset value, but excluding shareholder accounting services) and places all orders for the purchase and sale of the fund's portfolio securities. Putnam Management may place fund portfolio transactions with broker-dealers which furnish Putnam Management, without cost to it, certain research, statistical and quotation services of value to Putnam Management and its affiliates in advising the fund and other clients. In so doing, Putnam Management may cause the fund to pay greater brokerage commissions than it might otherwise pay.

FOR DETAILS OF PUTNAM MANAGEMENT'S COMPENSATION UNDER THE MANAGEMENT CONTRACT, SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management's compensation under the Management Contract may be reduced in any year if the fund's expenses exceed the limits on investment company expenses imposed by any statute or regulatory authority of any jurisdiction in which shares of the fund are qualified for offer or sale. The term "expenses" is defined in the statutes or regulations of such jurisdictions, and generally excludes brokerage commissions, taxes, interest, extraordinary expenses and, if the fund has a distribution plan, payments made under such plan.

Under the Management Contract, Putnam Management may reduce its compensation to the extent that the fund's expenses exceed such lower expense limitation as Putnam Management may, by notice to the fund, declare to be effective. The expenses subject to this limitation are exclusive of brokerage commissions, interest, taxes, deferred organizational and extraordinary expenses and, if the fund has a distribution plan, payments required under such plan. For the purpose of determining any such limitation on Putnam Management's compensation, expenses of the fund shall not reflect the application of commissions or cash management credits that may reduce designated fund expenses. THE TERMS OF ANY EXPENSE LIMITATION FROM TIME TO TIME IN EFFECT ARE DESCRIBED IN THE PROSPECTUS AND/OR PART I OF THIS SAI.

In addition to the fee paid to Putnam Management, the fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their assistants who provide certain administrative services for the fund and the other Putnam funds, each of which bears an allocated share of the foregoing costs. The aggregate amount of all such payments and reimbursements is determined annually by the Trustees.

THE AMOUNT OF THIS REIMBURSEMENT FOR THE FUND'S MOST RECENT FISCAL YEAR IS INCLUDED IN "CHARGES AND EXPENSES" IN PART I OF THIS SAI. Putnam Management pays all other salaries of officers of the fund. The fund pays all expenses not assumed by Putnam Management including, without limitation, auditing, legal, custodial, investor servicing and shareholder reporting expenses. The fund pays the cost of typesetting for its prospectuses and the cost of printing and mailing any prospectuses sent to its shareholders. Putnam Mutual Funds pays the cost of printing and distributing all other prospectuses.

The Management Contract provides that Putnam Management shall not be subject to any liability to the fund or to any shareholder of the fund for any act or omission in the course of or connected with rendering services to the fund in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its duties on the part of Putnam Management.

The Management Contract may be terminated without penalty by vote of the Trustees or the shareholders of the fund, or by Putnam Management, on 30 days' written notice. It may be amended only by a vote of the shareholders of the fund. The Management Contract also terminates without payment of any penalty in the event of its assignment. The Management Contract provides that it will continue in effect only so long as such continuance is approved at least annually by vote of either the Trustees or the shareholders, and, in either case, by a majority of the Trustees who are not "interested persons" of Putnam Management or the fund. In each of the foregoing cases, the vote of the shareholders is the affirmative vote of a "majority of the outstanding voting securities" as defined in the Investment Company Act of 1940.

PERSONAL INVESTMENTS BY EMPLOYEES OF PUTNAM MANAGEMENT

Employees of Putnam Management are permitted to engage in personal securities transactions, subject to requirements and restrictions set forth in Putnam Management's Code of Ethics.
The Code of Ethics contains provisions and requirements designed to identify and address certain conflicts of interest between personal investment activities and the interests of investment advisory clients such as the funds. Among other things, the Code of Ethics, consistent with standards recommended by the Investment Company Institute's Advisory Group on Personal Investing, prohibits certain types of transactions absent prior approval, imposes time periods during which personal transactions may not be made in certain securities, and requires the submission of duplicate broker confirmations and quarterly reporting of securities transactions. Additional restrictions apply to portfolio managers, traders, research analysts and others involved in the investment advisory process. Exceptions to these and other provisions of the Code of Ethics may be granted in particular circumstances after review by appropriate personnel.

PORTFOLIO TRANSACTIONS

INVESTMENT DECISIONS. Investment decisions for the fund and for the other investment advisory clients of Putnam Management and its affiliates are made with a view to achieving their respective investment objectives. Investment decisions are the product of many factors in addition to basic suitability for the particular client involved. Thus, a particular security may be bought or sold for certain clients even though it could have been bought or sold for other clients at the same time. Likewise, a particular security may be bought for one or more clients when one or more other clients are selling the security. In some instances, one client may sell a particular security to another client. It also sometimes happens that two or more clients simultaneously purchase or sell the same security, in which event each day's transactions in such security are, insofar as possible, averaged as to price and allocated between such clients in a manner which in Putnam Management's opinion is equitable to each and in accordance with the amount being purchased or sold by each.
There may be circumstances when purchases or sales of portfolio securities for one or more clients will have an adverse effect on other clients.

BROKERAGE AND RESEARCH SERVICES. Transactions on U.S. stock exchanges, commodities markets and futures markets and other agency transactions involve the payment by the fund of negotiated brokerage commissions. Such commissions vary among different brokers. A particular broker may charge different commissions according to such factors as the difficulty and size of the transaction. Transactions in foreign investments often involve the payment of fixed brokerage commissions, which may be higher than those in the United States. There is generally no stated commission in the case of securities traded in the over-the-counter markets, but the price paid by the fund usually includes an undisclosed dealer commission or mark-up. In underwritten offerings, the price paid by the fund includes a disclosed, fixed commission or discount retained by the underwriter or dealer. It is anticipated that most purchases and sales of securities by funds investing primarily in tax-exempt securities and certain other fixed-income securities will be with the issuer or with underwriters of or dealers in those securities, acting as principal. Accordingly, those funds would not ordinarily pay significant brokerage commissions with respect to securities transactions. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION CONCERNING COMMISSIONS PAID BY THE FUND.

It has for many years been a common practice in the investment advisory business for advisers of investment companies and other institutional investors to receive brokerage and research services (as defined in the Securities Exchange Act of 1934, as amended (the "1934 Act")) from broker-dealers that execute portfolio transactions for the clients of such advisers and from third parties with which such broker-dealers have arrangements. Consistent with this practice, Putnam Management receives brokerage and research services and other similar services from many broker-dealers with which Putnam Management places the fund's portfolio transactions and from third parties with which these broker-dealers have arrangements. These services include such matters as general economic and market reviews, industry and company reviews, evaluations of investments, recommendations as to the purchase and sale of investments, newspapers, magazines, pricing services, quotation services, news services and personal computers utilized by Putnam Management's managers and analysts. Where the services referred to above are not used exclusively by Putnam Management for research purposes, Putnam Management, based upon its own allocations of expected use, bears that portion of the cost of these services which directly relates to their non-research use. Some of these services are of value to Putnam Management and its affiliates in advising various of their clients (including the fund), although not all of these services are necessarily useful and of value in managing the fund. The management fee paid by the fund is not reduced because Putnam Management and its affiliates receive these services even though Putnam Management might otherwise be required to purchase some of these services for cash.

Putnam Management places all orders for the purchase and sale of portfolio investments for the fund and buys and sells investments for the fund through a substantial number of brokers and dealers. In so doing, Putnam Management uses its best efforts to obtain for the fund the most favorable price and execution available, except to the extent it may be permitted to pay higher brokerage commissions as described below. In seeking the most favorable price and execution, Putnam Management, having in mind the fund's best interests, considers all factors it deems relevant, including, by way of illustration, price, the size of the transaction, the nature of the market for the security or other investment, the amount of the commission, the timing of the transaction taking into account market prices and trends, the reputation, experience and financial stability of the broker-dealer involved and the quality of service rendered by the broker-dealer in other transactions.

As permitted by Section 28(e) of the 1934 Act, and by the Management Contract, Putnam Management may cause the fund to pay a broker-dealer which provides "brokerage and research services" (as defined in the 1934 Act) to Putnam Management an amount of disclosed commission for effecting securities transactions on stock exchanges and other transactions for the fund on an agency basis in excess of the commission which another broker-dealer would have charged for effecting that transaction. Putnam Management's authority to cause the fund to pay any such greater commissions is also subject to such policies as the Trustees may adopt from time to time. Putnam Management does not currently intend to cause the fund to make such payments. It is the position of the staff of the Securities and Exchange Commission that Section 28(e) does not apply to the payment of such greater commissions in "principal" transactions. Accordingly Putnam Management will use its best effort to obtain the most favorable price and execution available with respect to such transactions, as described above.

The Management Contract provides that commissions, fees, brokerage or similar payments received by Putnam Management or an affiliate in connection with the purchase and sale of portfolio investments of the fund, less any direct expenses approved by the Trustees, shall be recaptured by the fund through a reduction of the fee payable by the fund under the Management Contract.
Putnam Management seeks to recapture for the fund soliciting dealer fees on the tender of the fund's portfolio securities in tender or exchange offers. Any such fees which may be recaptured are likely to be minor in amount.

Consistent with the Conduct Rules of the National Association of Securities Dealers, Inc. and subject to seeking the most favorable price and execution available and such other policies as the Trustees may determine, Putnam Management may consider sales of shares of the fund (and, if permitted by law, of the other Putnam funds) as a factor in the selection of broker-dealers to execute portfolio transactions for the fund.

PRINCIPAL UNDERWRITER

Putnam Mutual Funds is the principal underwriter of shares of the fund and the other continuously offered Putnam funds. Putnam Mutual Funds is not obligated to sell any specific amount of shares of the fund and will purchase shares for resale only against orders for shares. SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION ON SALES CHARGES AND OTHER PAYMENTS RECEIVED BY PUTNAM MUTUAL FUNDS.

INVESTOR SERVICING AGENT AND CUSTODIAN

Putnam Investor Services, a division of Putnam Fiduciary Trust Company ("PFTC"), is the fund's investor servicing agent (transfer, plan and dividend disbursing agent), for which it receives fees which are paid monthly by the fund as an expense of all its shareholders. The fee paid to Putnam Investor Services is determined on the basis of the number of shareholder accounts, the number of transactions and the assets of the fund. Putnam Investor Services won the DALBAR Quality Tested Service Seal in 1990, 1991, 1992, 1993, 1994, 1995 and 1997. Over 10,000 tests of 38 separate shareholder service components demonstrated that Putnam Investor Services tied for highest scores, with two other mutual fund companies, in all categories.

PFTC is the custodian of the fund's assets. In carrying out its duties under its custodian contract, PFTC may employ one or more subcustodians whose responsibilities include safeguarding and controlling the fund's cash and securities, handling the receipt and delivery of securities and collecting interest and dividends on the fund's investments. PFTC and any subcustodians employed by it have a lien on the securities of the fund (to the extent permitted by the fund's investment restrictions) to secure charges and any advances made by such subcustodians at the end of any day for the purpose of paying for securities purchased by the fund. The fund expects that such advances will exist only in unusual circumstances. Neither PFTC nor any subcustodian determines the investment policies of the fund or decides which securities the fund will buy or sell. PFTC pays the fees and other charges of any subcustodians employed by it. The fund may from time to time pay custodial expenses in full or in part through the placement by Putnam Management of the fund's portfolio transactions with the subcustodians or with a third-party broker having an agreement with the subcustodians. The fund pays PFTC an annual fee based on the fund's assets, securities transactions and securities holdings and reimburses PFTC for certain out-of-pocket expenses incurred by it or any subcustodian employed by it in performing custodial services.

SEE "CHARGES AND EXPENSES" IN PART I OF THIS SAI FOR INFORMATION
ON FEES AND REIMBURSEMENTS FOR INVESTOR SERVICING AND CUSTODY
RECEIVED BY PFTC.  THE FEES MAY BE REDUCED BY CREDITS ALLOWED BY
PFTC.

DETERMINATION OF NET ASSET VALUE

The fund determines the net asset value per share of each class of shares once each day the New York Stock Exchange (the "Exchange") is open. Currently, the Exchange is closed Saturdays, Sundays and the following holidays: New Year's Day, Rev. Dr. Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, the Fourth of July, Labor Day, Thanksgiving and Christmas. The fund determines net asset value as of the close of regular trading on the Exchange, currently 4:00 p.m. However, equity options held by the fund are priced as of the close of trading at 4:10 p.m., and futures contracts on U.S. government and other fixed-income securities and index options held by the fund are priced as of their close of trading at 4:15 p.m.

Securities for which market quotations are readily available are valued at prices which, in the opinion of Putnam Management, most nearly represent the market values of such securities.
Currently, such prices are determined using the last reported sale price or, if no sales are reported (as in the case of some securities traded over-the-counter), the last reported bid price, except that certain securities are valued at the mean between the last reported bid and asked prices. Short-term investments having remaining maturities of 60 days or less are valued at amortized cost, which approximates market value. All other securities and assets are valued at their fair value following procedures approved by the Trustees. Liabilities are deducted from the total, and the resulting amount is divided by the number of shares of the class outstanding.

Reliable market quotations are not considered to be readily available for long-term corporate bonds and notes, certain preferred stocks, tax-exempt securities, and certain foreign securities. These investments are valued at fair value on the basis of valuations furnished by pricing services, which determine valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities which are generally recognized by institutional traders.

If any securities held by the fund are restricted as to resale, Putnam Management determines their fair value following procedures approved by the Trustees. The fair value of such securities is generally determined as the amount which the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. The valuation procedures applied in any specific instance are likely to vary from case to case. However, consideration is generally given to the financial position of the issuer and other fundamental analytical data relating to the investment and to the nature of the restrictions on disposition of the securities (including any registration expenses that might be borne by the fund in connection with such disposition). In addition, specific factors are also generally considered, such as the cost of the investment, the market value of any unrestricted securities of the same class, the size of the holding, the prices of any recent transactions or offers with respect to such securities and any available analysts' reports regarding the issuer.

Generally, trading in certain securities (such as foreign securities) is substantially completed each day at various times prior to the close of the Exchange. The values of these securities used in determining the net asset value of the fund's shares are computed as of such times. Also, because of the amount of time required to collect and process trading information as to large numbers of securities issues, the values of certain securities (such as convertible bonds, U.S. government securities, and tax-exempt securities) are determined based on market quotations collected earlier in the day at the latest practicable time prior to the close of the Exchange. Occasionally, events affecting the value of such securities may occur between such times and the close of the Exchange which will not be reflected in the computation of the fund's net asset value. If events materially affecting the value of such securities occur during such period, then these securities will be valued at their fair value following procedures approved by the Trustees. In addition, securities held by some of the funds may be traded in foreign markets that are open for business on days that a fund is not, and the trading of such securities on those days may have an impact on the value of a shareholder's investment at a time when the shareholder cannot buy and sell shares of the fund.

Money market funds generally value their portfolio securities at amortized cost according to Rule 2a-7 under the Investment
Company Act of 1940.

HOW TO BUY SHARES

GENERAL

The prospectus contains a general description of how investors may buy shares of the fund and states whether the fund offers more than one class of shares. This SAI contains additional information which may be of interest to investors.

Class A shares and class M shares are generally sold with a sales charge payable at the time of purchase (except for class A shares and class M shares of money market funds). As used in this SAI and unless the context requires otherwise, the term "class A shares" includes shares of funds that offer only one class of shares. The prospectus contains a table of applicable sales charges. For information about how to purchase class A or class M shares of a Putnam fund at net asset value through an employer-sponsored retirement plan, please consult your employer. Certain purchases of class A shares and class M shares may be exempt from a sales charge or, in the case of class A shares, may be subject to a contingent deferred sales charge ("CDSC"). See "General-- Sales without sales charges or contingent deferred sales charges," "Additional Information About Class A and Class M shares," and "Contingent Deferred Sales Charges--Class A shares."

Class B shares and class C shares are sold subject to a CDSC payable upon redemption within a specified period after purchase.
The prospectus contains a table of applicable CDSCs.

Class B shares will automatically convert into class A shares at the end of the month eight years after the purchase date. Class B shares acquired by exchanging class B shares of another Putnam fund will convert into class A shares based on the time of the initial purchase. Class B shares acquired through reinvestment of distributions will convert into Class A shares based on the date of the initial purchase to which such shares relate. For this purpose, class B shares acquired through reinvestment of distributions will be attributed to particular purchases of class B shares in accordance with such procedures as the Trustees may determine from time to time. The conversion of class B shares to class A shares is subject to the condition that such conversions will not constitute taxable events for Federal tax purposes.

Class Y shares, which are not subject to sales charges or a CDSC, are available only to certain defined contribution plans. See the prospectus that offers class Y shares for more information. Certain purchase programs described below are not available to defined contribution plans. Consult your employer for information on how to purchase shares through your plan.

The fund is currently making a continuous offering of its shares. The fund receives the entire net asset value of shares sold. The fund will accept unconditional orders for shares to be executed at the public offering price based on the net asset value per share next determined after the order is placed. In the case of class A shares and class M shares, the public offering price is the net asset value plus the applicable sales charge, if any. No sales charge is included in the public offering price of other classes of shares. In the case of orders for purchase of shares placed through dealers, the public offering price will be based on the net asset value determined on the day the order is placed, but only if the dealer receives the order before the close of regular trading on the Exchange. If the dealer receives the order after the close of the Exchange, the price will be based on the net asset value next determined. If funds for the purchase of shares are sent directly to Putnam Investor Services, they will be invested at the public offering price based on the net asset value next determined after receipt. Payment for shares of the fund must be in U.S. dollars; if made by check, the check must be drawn on a U.S. bank.

Initial and subsequent purchases must satisfy the minimums stated in the prospectus, except that (i) individual investments under certain employee benefit plans or Tax Qualified Retirement Plans may be lower, (ii) persons who are already shareholders may make additional purchases of $50 or more by sending funds directly to Putnam Investor Services (see "Your investing account" below), and (iii) for investors participating in systematic investment plans and military allotment plans, the initial and subsequent purchases must be $25 or more. Information about these plans is available from investment dealers or from Putnam Mutual Funds.

As a convenience to investors, shares may be purchased through a systematic investment plan. Pre-authorized monthly bank drafts for a fixed amount (at least $25) are used to purchase fund shares at the applicable public offering price next determined after Putnam Mutual Funds receives the proceeds from the draft. A shareholder may choose any day of the month and, if a given month (for example, February) does not contain that particular date, or if the date falls on a weekend or holiday, the draft will be processed on the next business day. Further information and application forms are available from investment dealers or from Putnam Mutual Funds.

Except for funds that declare a distribution daily, distributions to be reinvested are reinvested without a sales charge in shares of the same class as of the ex-dividend date using the net asset value determined on that date, and are credited to a shareholder's account on the payment date. Dividends for Putnam money market funds are credited to a shareholder's account on the payment date. Distributions for all other funds that declare a distribution daily are reinvested without a sales charge as of the last day of the period for which distributions are paid using the net asset value determined on that date, and are credited to a shareholder's account on the payment date.

PAYMENT IN SECURITIES. In addition to cash, the fund may accept securities as payment for fund shares at the applicable net asset value. Generally, the fund will only consider accepting securities to increase its holdings in a portfolio security, or if Putnam Management determines that the offered securities are a suitable investment for the fund and in a sufficient amount for efficient management.

While no minimum has been established, it is expected that the fund would not accept securities with a value of less than $100,000 per issue as payment for shares. The fund may reject in whole or in part any or all offers to pay for purchases of fund shares with securities, may require partial payment in cash for such purchases to provide funds for applicable sales charges, and may discontinue accepting securities as payment for fund shares at any time without notice. The fund will value accepted securities in the manner described in the section "Determination of Net Asset Value" for valuing shares of the fund. The fund will only accept securities which are delivered in proper form. The fund will not accept options or restricted securities as payment for shares. The acceptance of securities by certain funds in exchange for fund shares is subject to additional requirements. For federal income tax purposes, a purchase of fund shares with securities will be treated as a sale or exchange of such securities on which the investor will realize a taxable gain or loss. The processing of a purchase of fund shares with securities involves certain delays while the fund considers the suitability of such securities and while other requirements are satisfied. For information regarding procedures for payment in securities, contact Putnam Mutual Funds. Investors should not send securities to the fund except when authorized to do so and in accordance with specific instructions received from Putnam Mutual Funds.

SALES WITHOUT SALES CHARGES OR CONTINGENT DEFERRED SALES CHARGES.
The fund may sell shares without a sales charge or CDSC to:

      (i) current and retired Trustees of the fund; officers of the fund; directors and current and retired U.S. full-time employees of Putnam Management, Putnam Mutual Funds, their parent corporations and certain corporate affiliates; family members of and employee benefit plans for the foregoing; and partnerships, trusts or other entities in which any of the foregoing has a substantial interest;

      (ii) employer-sponsored retirement plans, for the repurchase of shares in connection with repayment of plan loans made to plan participants (if the sum loaned was obtained by redeeming shares of a Putnam fund sold with a sales charge) (not offered by tax-exempt funds);

      (iii) clients of administrators of tax-qualified employer-sponsored retirement plans which have entered into agreements with Putnam Mutual Funds (not offered by tax-exempt funds);

      (iv) registered representatives and other employees of broker-dealers having sales agreements with Putnam Mutual Funds; employees of financial institutions having sales agreements with Putnam Mutual Funds or otherwise having an arrangement with any such broker-dealer or financial institution with respect to sales of fund shares; and their spouses and children under age 21 (Putnam Mutual Funds is regarded as the dealer of record for all such accounts);

      (v) investors meeting certain requirements who sold shares of certain Putnam closed-end funds pursuant to a tender offer by such closed-end fund;

      (vi) a trust department of any financial institution purchasing shares of the fund in its capacity as trustee of any trust, if the value of the shares of the fund and other Putnam funds purchased or held by all such trusts exceeds $1 million in the aggregate; and

      (vii) "wrap accounts" maintained for clients of broker-dealers, financial institutions or financial intermediaries who have entered into agreements with Putnam Mutual Funds with respect to such accounts, which in all cases shall be subject to a wrap fee economically comparable to a sales charge. Fund shares offered pursuant to this waiver may not be advertised as "no load", or otherwise offered for sales at NAV without a wrap fee.

In addition, the fund may issue its shares at net asset value without an initial sales charge or a CDSC in connection with the acquisition of substantially all of the securities owned by other investment companies or personal holding companies, and the CDSC will be waived on redemptions of shares arising out of death or post-purchase disability or in connection with certain withdrawals from IRA or other retirement plans. Up to 12% of the value of shares subject to a systematic withdrawal plan may also be redeemed each year without a CDSC. The fund may sell class M shares at net asset value to members of qualified groups. See "Group purchases of class A and class M shares" below. Class A shares are available without an initial sales charge to eligible employer-sponsored retirement plans, as described below.

PAYMENTS TO DEALERS. Putnam Mutual Funds may, at its expense, pay concessions in addition to the payments disclosed in the prospectus to dealers which satisfy certain criteria established from time to time by Putnam Mutual Funds relating to increasing net sales of shares of the Putnam funds over prior periods, and certain other factors.

ADDITIONAL INFORMATION ABOUT CLASS A AND CLASS M SHARES

The underwriter's commission is the sales charge shown in the prospectus less any applicable dealer discount. Putnam Mutual Funds will give dealers ten days' notice of any changes in the dealer discount. Putnam Mutual Funds retains the entire sales charge on any retail sales made by it.

Putnam Mutual Funds offers several plans by which an investor may obtain reduced sales charges on purchases of class A shares and class M shares. The variations in sales charges reflect the varying efforts required to sell shares to separate categories of purchasers. These plans may be altered or discontinued at any time.

COMBINED PURCHASE PRIVILEGE. The following persons may qualify for the sales charge reductions or eliminations shown in the prospectus by combining into a single transaction the purchase of class A shares or class M shares with other purchases of any class of shares:

      (i) an individual, or a "company" as defined in Section
      2(a)(8) of the Investment Company Act of 1940 (which includes corporations which are corporate affiliates of each other);

      (ii) an individual, his or her spouse and their children under twenty-one, purchasing for his, her or their own account;

      (iii) a trustee or other fiduciary purchasing for a single trust estate or single fiduciary account (including a pension, profit-sharing, or other employee benefit trust created pursuant to a plan qualified under Section 401 of the Internal Revenue Code of 1986, as amended (the "Code"));

      (iv) tax-exempt organizations qualifying under Section
      501(c)(3) of the Internal Revenue Code (not including tax-exempt organizations qualifying under Section 403(b)(7) (a
      "403(b) plan") of the Code; and

      (v) employee benefit plans of a single employer or of affiliated employers, other than 403(b) plans.

A combined purchase currently may also include shares of any class of other continuously offered Putnam funds (other than money market funds) purchased at the same time through a single investment dealer, if the dealer places the order for such shares directly with Putnam Mutual Funds.

CUMULATIVE QUANTITY DISCOUNT (RIGHT OF ACCUMULATION). A purchaser of class A shares or class M shares may qualify for a cumulative quantity discount by combining a current purchase (or combined purchases as described above) with certain other shares of any class of Putnam funds already owned. The applicable sales charge is based on the total of:

      (i) the investor's current purchase; and

      (ii) the maximum public offering price (at the close of business on the previous day) of:

             (a) all shares held by the investor in all of the Putnam funds (except money market funds); and

             (b) any shares of money market funds acquired by exchange from other Putnam funds; and

      (iii) the maximum public offering price of all shares described in paragraph (ii) owned by another shareholder eligible to participate with the investor in a "combined purchase" (see above).

To qualify for the combined purchase privilege or to obtain the cumulative quantity discount on a purchase through an investment dealer, when each purchase is made the investor or dealer must provide Putnam Mutual Funds with sufficient information to verify that the purchase qualifies for the privilege or discount. The shareholder must furnish this information to Putnam Investor Services when making direct cash investments.

STATEMENT OF INTENTION. Investors may also obtain the reduced sales charges for class A shares or class M shares shown in the prospectus for investments of a particular amount by means of a written Statement of Intention, which expresses the investor's intention to invest that amount (including certain "credits," as described below) within a period of 13 months in shares of any class of the fund or any other continuously offered Putnam fund (excluding money market funds). Each purchase of class A shares or class M shares under a Statement of Intention will be made at the public offering price applicable at the time of such purchase to a single transaction of the total dollar amount indicated in the Statement of Intention. A Statement of Intention may include purchases of shares made not more than 90 days prior to the date that an investor signs a Statement; however, the 13-month period during which the Statement of Intention is in effect will begin on the date of the earliest purchase to be included.

An investor may receive a credit toward the amount indicated in the Statement of Intention equal to the maximum public offering price as of the close of business on the previous day of all shares he or she owns on the date of the Statement of Intention which are eligible for purchase under a Statement of Intention (plus any shares of money market funds acquired by exchange of such eligible shares). Investors do not receive credit for shares purchased by the reinvestment of distributions. Investors qualifying for the "combined purchase privilege" (see above) may purchase shares under a single Statement of Intention.

The Statement of Intention is not a binding obligation upon the investor to purchase the full amount indicated. The minimum initial investment under a Statement of Intention is 5% of such amount, and must be invested immediately. Class A shares or class M shares purchased with the first 5% of such amount will be held in escrow to secure payment of the higher sales charge applicable to the shares actually purchased if the full amount indicated is not purchased. When the full amount indicated has been purchased, the escrow will be released. If an investor desires to redeem escrowed shares before the full amount has been purchased, the shares will be released from escrow only if the investor pays the sales charge that, without regard to the Statement of Intention, would apply to the total investment made to date.

To the extent that an investor purchases more than the dollar amount indicated on the Statement of Intention and qualifies for a further reduced sales charge, the sales charge will be adjusted for the entire amount purchased at the end of the 13-month period, upon recovery from the investor's dealer of its portion of the sales charge adjustment. Once received from the dealer, which may take a period of time or may never occur, the sales charge adjustment will be used to purchase additional shares at the then current offering price applicable to the actual amount of the aggregate purchases. These additional shares will not be considered as part of the total investment for the purpose of determining the applicable sales charge pursuant to the Statement of Intention. No sales charge adjustment will be made unless and until the investor's dealer returns any excess commissions previously received.

To the extent that an investor purchases less than the dollar amount indicated on the Statement of Intention within the 13-month period, the sales charge will be adjusted upward for the entire amount purchased at the end of the 13-month period. This adjustment will be made by redeeming shares from the account to cover the additional sales charge, the proceeds of which will be paid to the investor's dealer and Putnam Mutual Funds in accordance with the prospectus. If the account exceeds an amount that would otherwise qualify for a reduced sales charge, that reduced sales charge will be applied.

Statements of Intention are not available for certain employee benefit plans.

Statement of Intention forms may be obtained from Putnam Mutual
Funds or from investment dealers. Interested investors should read the Statement of Intention carefully.

GROUP PURCHASES OF CLASS A AND CLASS M SHARES. Members of qualified groups may purchase class A shares of the fund at a group sales charge rate of 4.50% of the public offering price (4.71% of the net amount invested). The dealer discount on such sales is 3.75% of the offering price. Members of qualified groups may also purchase class M shares at net asset value.

To receive the class A or class M group rate, group members must purchase shares through a single investment dealer designated by the group. The designated dealer must transmit each member's initial purchase to Putnam Mutual Funds, together with payment and completed application forms. After the initial purchase, a member may send funds for the purchase of shares directly to Putnam Investor Services. Purchases of shares are made at the public offering price based on the net asset value next determined after Putnam Mutual Funds or Putnam Investor Services receives payment for the shares. The minimum investment requirements described above apply to purchases by any group member. Only shares purchased under the class A group discount are included in calculating the purchased amount for the purposes of these requirements.

Qualified groups include the employees of a corporation or a sole proprietorship, members and employees of a partnership or association, or other organized groups of persons (the members of which may include other qualified groups) provided that: (i) the group has at least 25 members of which, with respect to the class A discount only, at least 10 members participate in the initial purchase; (ii) the group has been in existence for at least six months; (iii) the group has some purpose in addition to the purchase of investment company shares at a reduced sales charge;
(iv) the group's sole organizational nexus or connection is not that the members are credit card holders of a company, policy holders of an insurance company, customers of a bank or broker-dealer, clients of an investment adviser or security holders of a company; (v) with respect to the class A discount only, the group agrees to provide its designated investment dealer access to the group's membership by means of written communication or direct presentation to the membership at a meeting on not less frequently than an annual basis; (vi) the group or its investment dealer will provide annual certification in form satisfactory to Putnam Investor Services that the group then has at least 25 members and, with respect to the class A discount only, that at least ten members participated in group purchases during the immediately preceding 12 calendar months; and (vii) the group or its investment dealer will provide periodic certification in form satisfactory to Putnam Investor Services as to the eligibility of the purchasing members of the group.

Members of a qualified group include: (i) any group which meets the requirements stated above and which is a constituent member of a qualified group; (ii) any individual purchasing for his or her own account who is carried on the records of the group or on the records of any constituent member of the group as being a good standing employee, partner, member or person of like status of the group or constituent member; or (iii) any fiduciary purchasing shares for the account of a member of a qualified group or a member's beneficiary. For example, a qualified group could consist of a trade association which would have as its members individuals, sole proprietors, partnerships and corporations. The members of the group would then consist of the individuals, the sole proprietors and their employees, the members of the partnerships and their employees, and the corporations and their employees, as well as the trustees of employee benefit trusts acquiring class A shares for the benefit of any of the foregoing.

A member of a qualified group may, depending upon the value of class A shares of the fund owned or proposed to be purchased by the member, be entitled to purchase class A shares of the fund at non-group sales charge rates shown in the prospectus which may be lower than the group sales charge rate, if the member qualifies as a person entitled to reduced non-group sales charges. Such a group member will be entitled to purchase at the lower rate if, at the time of purchase, the member or his or her investment dealer furnishes sufficient information for Putnam Mutual Funds or Putnam Investor Services to verify that the purchase qualifies for the lower rate.

Interested groups should contact their investment dealer or Putnam Mutual Funds. The fund reserves the right to revise the terms of or to suspend or discontinue group sales at any time.

QUALIFIED BENEFIT PLANS; INDIVIDUAL ACCOUNT PLANS. The terms "class A qualified benefit plan" and "class M qualified benefit plan" mean any employer-sponsored plan or arrangement, whether or not tax-qualified, for which Putnam Fiduciary Trust Company or its affiliates provide recordkeeping or other services in connection with the purchase of class A shares or class M shares, respectively. The term "affiliated employer" means employers who are affiliated with each other within the meaning of Section 2(a)(3)(C) of the Investment Company Act of 1940. The term "individual account plan" means any employee benefit plan whereby
(i) class A shares are purchased through payroll deductions or otherwise by a fiduciary or other person for the account of participants who are employees (or their spouses) of an employer, or of affiliated employers, and (ii) a separate investing account is maintained in the name of such fiduciary or other person for the account of each participant in the plan.

The table of sales charges in the prospectus applies to sales to employer-sponsored retirement plans that are not class A qualified benefit plans, except that the fund may sell class A shares at net asset value to employee benefit plans, including individual account plans, of employers or of affiliated employers which have at least 750 employees to whom such plan is made available, in connection with a payroll deduction system of plan funding (or other system acceptable to Putnam Investor Services) by which contributions or account information for plan participation are transmitted to Putnam Investor Services by methods acceptable to Putnam Investor Services. The fund may also sell class A shares at net asset value to employer-sponsored retirement plans that initially invest at least $1 million in the fund or that have at least 200 eligible employees. In addition, the fund may sell class M shares at net asset value to class M qualified benefit plans.

An employer-sponsored retirement plan participating in a "multi-fund" program approved by Putnam Mutual Funds may include amounts invested in the other mutual funds participating in such program for purposes of determining whether the plan may purchase class A shares at net asset value based on the size of the purchase as described in the prospectus. These investments will also be included for purposes of the discount privileges and programs described above.

Additional information about qualified benefit plans and individual account plans is available from investment dealers or from Putnam Mutual Funds.

CONTINGENT DEFERRED SALES CHARGES; COMMISSIONS

CLASS A SHARES. Except as described below, a CDSC of 0.75% (1.00% in the case of plans for which Putnam Mutual Funds and its affiliates do not act as trustee or record-keeper) of the total amount redeemed is imposed on redemptions of shares purchased by class A qualified benefit plans if, within two years of a plan's initial purchase of class A shares, it redeems 90% or more of its cumulative purchases. Thereafter, such plan is no longer liable for any CDSC. The two-year CDSC applicable to class A qualified benefit plans for which Putnam Mutual Funds or its affiliates serve as trustee or recordkeeper ("full service plans") is 0.50% of the total amount redeemed, for full service plans that initially invest at least $5 million but less than $10 million in Putnam funds and other investments managed by Putnam Management or its affiliates ("Putnam Assets"), and is 0.25% of the total amount redeemed for full service plans that initially invest at least $10 million but less than $20 million in Putnam Assets. Class A qualified benefit plans that initially invest at least $20 million in Putnam Assets, or whose dealer of record has, with Putnam Mutual Funds' approval, waived its commission or agreed to refund its commission to Putnam Mutual Funds in the event a CDSC would otherwise be applicable, are not subject to any CDSC.

Similarly, class A shares purchased at net asset value by any investor other than a class A qualified benefit plan, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, are subject to a CDSC of 1.00% or 0.50%, respectively, if redeemed within the first or second year after purchase, unless the dealer of record waived its commission with Putnam Mutual Funds' approval. The class A CDSC is imposed on the lower of the cost and the current net asset value of the shares redeemed.

Except as described below for sales to class A qualified benefit plans, Putnam Mutual Funds pays investment dealers of record commissions on sales of class A shares of $1 million or more and sales to employer-sponsored benefit plans that have at least 200 eligible employees and that are not class A qualified benefit plans based on cumulative purchases of such shares, including purchases pursuant to any Combined Purchase Privilege, Right of Accumulation or Statement of Intention, during the one-year period beginning with the date of the initial purchase at net asset value. Each subsequent one-year measuring period for these purposes will begin with the first net asset value purchase following the end of the prior period. Such commissions are paid at the rate of 1.00% of the amount under $3 million, 0.50% of the next $47 million and 0.25% thereafter.

On sales at net asset value to a class A qualified benefit plan, Putnam Mutual Funds pays commissions to the dealer of record at the time of the sale on net monthly purchases at the following rates: 1.00% of the first $1 million, 0.75% of the next $1 million, 0.50% of the next $3 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $10 million and 0.05% thereafter, except that commissions on sales to class A qualified benefit plans initially investing less than $20 million in Putnam funds and other investments managed by Putnam Management or its affiliates pursuant to a proposal made by Putnam Mutual Funds on or before April 15, 1997 are based on cumulative purchases over a one-year measuring period at the rate of 1.00% of the first $2 million, 0.80% of the next $1 million, and 0.50% thereafter. On sales at net asset value to all other class A qualified benefit plans receiving proposals from Putnam Mutual Funds on or before April 15, 1997, Putnam Mutual Funds pays commissions on the initial investment and on subsequent net quarterly sales (gross sales minus gross redemptions during the quarter) at the rate of 0.15%. Money market fund shares are excluded from all commission calculations, except for determining the amount initially invested by a qualified benefit plan. Commissions on sales at net asset value to such plans are subject to Putnam Mutual Funds' right to reclaim such commissions if the shares are redeemed within two years.

Different CDSC and commission rates may apply to shares purchased prior to December 1, 1995.

ALL SHARES. Investors who set up an Automatic Cash Withdrawal Plan ("ACWP") for a share account (see "Plans available to shareholders -- Automatic Cash Withdrawal Plan") may withdraw through the ACWP up to 12% of the net asset value of the account (calculated as set forth below) each year without incurring any CDSC. Shares not subject to a CDSC (such as shares representing reinvestment of distributions) will be redeemed first and will count toward the 12% limitation. If there are insufficient shares not subject to a CDSC, shares subject to the lowest CDSC liability will be redeemed next until the 12% limit is reached. The 12% figure is calculated on a pro rata basis at the time of the first payment made pursuant to an ACWP and recalculated thereafter on a pro rata basis at the time of each ACWP payment. Therefore, shareholders who have chosen an ACWP based on a percentage of the net asset value of their account of up to 12% will be able to receive ACWP payments without incurring a CDSC. However, shareholders who have chosen a specific dollar amount (for example, $100 per month from a fund that pays income distributions monthly) for their periodic ACWP payment should be aware that the amount of that payment not subject to a CDSC may vary over time depending on the net asset value of their account. For example, if the net asset value of the account is $10,000 at the time of payment, the shareholder will receive $100 free of the CDSC (12% of $10,000 divided by 12 monthly payments). However, if at the time of the next payment the net asset value of the account has fallen to $9,400, the shareholder will receive $94 free of any CDSC (12% of $9,400 divided by 12 monthly payments) and $6 subject to the lowest applicable CDSC. This ACWP privilege may be revised or terminated at any time.

No CDSC is imposed on shares of any class subject to a CDSC ("CDSC Shares") to the extent that the CDSC Shares redeemed (i) are no longer subject to the holding period therefor, (ii) resulted from reinvestment of distributions on CDSC Shares, or
(iii) were exchanged for shares of another Putnam fund, provided that the shares acquired in such exchange or subsequent exchanges (including shares of a Putnam money market fund) will continue to remain subject to the CDSC, if applicable, until the applicable holding period expires. In determining whether the CDSC applies to each redemption of CDSC Shares, CDSC Shares not subject to a CDSC are redeemed first.

The fund will waive any CDSC on redemptions, in the case of individual, joint or Uniform Transfers to Minors Act accounts, in the event of death or post-purchase disability of a shareholder, for the purpose of paying benefits pursuant to tax-qualified retirement plans ("Benefit Payments"), or, in the case of living trust accounts, in the event of the death or post-purchase disability of the settlor of the trust). Benefit payments currently include, without limitation, (1) distributions from an IRA due to death or disability, (2) a return of excess contributions to an IRA or 401(k) plan, and (3) distributions from retirement plans qualified under Section 401(a) of the Code or from a 403(b) plan due to death, disability, retirement or separation from service. These waivers may be changed at any time. Additional waivers may apply to IRA accounts opened prior to February 1, 1994.

DISTRIBUTION PLANS

If the fund or a class of shares of the fund has adopted a distribution plan, the prospectus describes the principal features of the plan. This SAI contains additional information which may be of interest to investors.

Continuance of a plan is subject to annual approval by a vote of the Trustees, including a majority of the Trustees who are not interested persons of the fund and who have no direct or indirect interest in the plan or related arrangements (the "Qualified Trustees"), cast in person at a meeting called for that purpose. All material amendments to a plan must be likewise approved by the Trustees and the Qualified Trustees. No plan may be amended in order to increase materially the costs which the fund may bear for distribution pursuant to such plan without also being approved by a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.
A plan terminates automatically in the event of its assignment and may be terminated without penalty, at any time, by a vote of a majority of the Qualified Trustees or by a vote of a majority of the outstanding voting securities of the fund or the relevant class of the fund, as the case may be.

Putnam Mutual Funds pays service fees to qualifying dealers at the rates set forth in the Prospectus, except with respect to shares held by class A qualified benefit plans. Putnam Mutual Funds pays service fees to the dealer of record for plans for which Putnam Fiduciary Trust or its affiliates serve as trustee and recordkeeper at the following annual rates (expressed as a percentage of the average net asset value (as defined below) of the plan's class A shares): 0.25% of the first $5 million, 0.20% of the next $5 million, 0.15% of the next $10 million, 0.10% of the next $30 million, and 0.05% thereafter. For class A qualified benefit plans for which Putnam Fiduciary Trust Company or its affiliates provide some services but do not act as trustee and recordkeeper, Putnam Mutual Funds will pay service fees to the dealer of record of up to 0.25% of average net assets, depending on the level of service provided by Putnam Fiduciary Trust Company or its affiliates, by the dealer of record, and by third parties. Service fees are paid quarterly to the dealer of record for that quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

Except as otherwise agreed between Putnam Mutual Funds and a dealer, for purposes of determining the amounts payable to dealers for shareholder accounts for which such dealers are designated as the dealer of record, "average net asset value" means the product of (i) the average daily share balance in such account(s) and (ii) the average daily net asset value of the relevant class of shares over the quarter.

Financial institutions receiving payments from Putnam Mutual Funds as described above may be required to comply with various state and federal regulatory requirements, including among others those regulating the activities of securities brokers or dealers.

INVESTOR SERVICES

SHAREHOLDER INFORMATION

Each time shareholders buy or sell shares, they will receive a statement confirming the transaction and listing their current share balance. (Under certain investment plans, a statement may only be sent quarterly.) Shareholders will receive a statement confirming reinvestment of distributions in additional fund shares (or in shares of other Putnam funds for Dividends Plus accounts) promptly following the quarter in which the reinvestment occurs. To help shareholders take full advantage of their Putnam investment, they will receive a Welcome Kit and a periodic publication covering many topics of interest to investors. The fund also sends annual and semiannual reports that keep shareholders informed about its portfolio and performance, and year-end tax information to simplify their recordkeeping. Easy-to-read, free booklets on special subjects such as the Exchange Privilege and IRAs are available from Putnam Investor Services. Shareholders may call Putnam Investor Services toll-free weekdays at 1-800-225-1581 between 8:30 a.m. and 7:00 p.m. Boston time for more information, including account balances.

YOUR INVESTING ACCOUNT

The following information provides more detail concerning the operation of a Putnam Investing Account. For further information or assistance, investors should consult Putnam Investor Services. Shareholders who purchase shares through a defined contribution plan should note that not all of the services or features described below may be available to them, and they should contact their employer for details.

A shareholder may reinvest a cash distribution without a front-end sales charge or without the reinvested shares being subject to a CDSC, as the case may be, by delivering to Putnam Investor Services the uncashed distribution check, endorsed to the order of the fund. Putnam Investor Services must receive the properly endorsed check within 1 year after the date of the check.

The Investing Account also provides a way to accumulate shares of the fund. In most cases, after an initial investment of $500, a shareholder may send checks to Putnam Investor Services for $50 or more, made payable to the fund, to purchase additional shares at the applicable public offering price next determined after Putnam Investor Services receives the check. Checks must be drawn on a U.S. bank and must be payable in U.S. dollars.

Putnam Investor Services acts as the shareholder's agent whenever it receives instructions to carry out a transaction on the shareholder's account. Upon receipt of instructions that shares are to be purchased for a shareholder's account, shares will be purchased through the investment dealer designated by the shareholder. Shareholders may change investment dealers at any time by written notice to Putnam Investor Services, provided the new dealer has a sales agreement with Putnam Mutual Funds.

Shares credited to an account are transferable upon written instructions in good order to Putnam Investor Services and may be sold to the fund as described under "How to sell shares" in the prospectus. Money market funds and certain other funds will not issue share certificates. A shareholder may send to Putnam Investor Services any certificates which have been previously issued for safekeeping at no charge to the shareholder.

Putnam Mutual Funds, at its expense, may provide certain additional reports and administrative material to qualifying institutional investors with fiduciary responsibilities to assist these investors in discharging their responsibilities. Institutions seeking further information about this service should contact Putnam Mutual Funds, which may modify or terminate this service at any time.

Putnam Investor Services may make special services available to shareholders with investments exceeding $1,000,000. Contact
Putnam Investor Services for details.

The fund pays Putnam Investor Services' fees for maintaining
Investing Accounts.

REINSTATEMENT PRIVILEGE

An investor who has redeemed shares of the fund may reinvest (within 1 year) the proceeds of such sale in shares of the same class of the fund, or may be able to reinvest (within 1 year) the proceeds in shares of the same class of one of the other continuously offered Putnam funds (through the Exchange Privilege described in the prospectus), including, in the case of shares subject to a CDSC, the amount of CDSC charged on the redemption. Any such reinvestment would be at the net asset value of the shares of the fund(s) the investor selects, next determined after Putnam Mutual Funds receives a Reinstatement Authorization. The time that the previous investment was held will be included in determining any applicable CDSC due upon redemptions and, in the case of class B shares, the eight-year period for conversion to class A shares. Shareholders will receive from Putnam Mutual Funds the amount of any CDSC paid at the time of redemption as part of the reinstated investment, which may be treated as capital gains to the shareholder for tax purposes. Exercise of the Reinstatement Privilege does not alter the federal income tax treatment of any capital gains realized on a sale of fund shares, but to the extent that any shares are sold at a loss and the proceeds are reinvested in shares of the fund, some or all of the loss may be disallowed as a deduction. Consult your tax adviser. Investors who desire to exercise the Reinstatement Privilege should contact their investment dealer or Putnam Investor Services.

EXCHANGE PRIVILEGE

Except as otherwise set forth in this section, by calling Putnam Investor Services, investors may exchange shares valued up to $500,000 between accounts with identical registrations, provided that no certificates are outstanding for such shares and no address change has been made within the preceding 15 days.
During periods of unusual market changes and shareholder activity, shareholders may experience delays in contacting Putnam Investor Services by telephone to exercise the Telephone Exchange Privilege.

Putnam Investor Services also makes exchanges promptly after receiving a properly completed Exchange Authorization Form and, if issued, share certificates. If the shareholder is a corporation, partnership, agent, or surviving joint owner, Putnam Investor Services will require additional documentation of a customary nature. Because an exchange of shares involves the redemption of fund shares and reinvestment of the proceeds in shares of another Putnam fund, completion of an exchange may be delayed under unusual circumstances if the fund were to suspend redemptions or postpone payment for the fund shares being exchanged, in accordance with federal securities laws. Exchange Authorization Forms and prospectuses of the other Putnam funds are available from Putnam Mutual Funds or investment dealers having sales contracts with Putnam Mutual Funds. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objectives and policies carefully before requesting an exchange. Shares of certain Putnam funds are not available to residents of all states. The fund reserves the right to change or suspend the Exchange Privilege at any time. Shareholders would be notified of any change or suspension. Additional information is available from Putnam Investor Services.

Shareholders of other Putnam funds may also exchange their shares at net asset value for shares of the fund, as set forth in the current prospectus of each fund.

For federal income tax purposes, an exchange is a sale on which the investor generally will realize a capital gain or loss depending on whether the net asset value at the time of the exchange is more or less than the investor's basis. The Exchange Privilege may be revised or terminated at any time. Shareholders would be notified of any such change or suspension.

DIVIDENDS PLUS

Shareholders may invest the fund's distributions of net investment income or distributions combining net investment income and short-term capital gains in shares of the same class of another continuously offered Putnam fund (the "receiving fund") using the net asset value per share of the receiving fund determined on the date the fund's distribution is payable. No sales charge or CDSC will apply to the purchased shares unless the fund paying the distribution is a money market fund. The prospectus of each fund describes its investment objective(s) and policies, and shareholders should obtain a prospectus and consider these objective(s) and policies carefully before investing their distributions in the receiving fund. Shares of certain Putnam funds are not available to residents of all states.

The minimum account size requirement for the receiving fund will not apply if the current value of your account in the fund paying the distribution is more than $5,000.

Shareholders of other Putnam funds (except for money market funds, whose shareholders must pay a sales charge or become subject to a CDSC) may also use their distributions to purchase shares of the fund at net asset value.

For federal tax purposes, distributions from the fund which are reinvested in another fund are treated as paid by the fund to the shareholder and invested by the shareholder in the receiving fund and thus, to the extent comprised of taxable income and deemed paid to a taxable shareholder, are taxable.

The Dividends PLUS program may be revised or terminated at any time.

PLANS AVAILABLE TO SHAREHOLDERS

The plans described below are fully voluntary and may be terminated at any time without the imposition by the fund or Putnam Investor Services of any penalty. All plans provide for automatic reinvestment of all distributions in additional shares of the fund at net asset value. The fund, Putnam Mutual Funds or Putnam Investor Services may modify or cease offering these plans at any time.

AUTOMATIC CASH WITHDRAWAL PLAN ("ACWP"). An investor who owns or buys shares of the fund valued at $10,000 or more at the current public offering price may open an ACWP plan and have a designated sum of money ($50 or more) paid monthly, quarterly, semi-annually or annually to the investor or another person. (Payments from the fund can be combined with payments from other Putnam funds into a single check through a designated payment plan.) Shares are deposited in a plan account, and all distributions are reinvested in additional shares of the fund at net asset value (except where the plan is utilized in connection with a charitable remainder trust). Shares in a plan account are then redeemed at net asset value to make each withdrawal payment. Payment will be made to any person the investor designates; however, if shares are registered in the name of a trustee or other fiduciary, payment will be made only to the fiduciary, except in the case of a profit-sharing or pension plan where payment will be made to a designee. As withdrawal payments may include a return of principal, they cannot be considered a guaranteed annuity or actual yield of income to the investor.
The redemption of shares in connection with a plan generally will result in a gain or loss for tax purposes. Some or all of the losses realized upon redemption may be disallowed pursuant to the so-called wash sale rules if shares of the same fund from which shares were redeemed are purchased (including through the reinvestment of fund distributions) within a period beginning 30 days before, and ending 30 days after, such redemption. In such a case, the basis of the replacement shares will be increased to reflect the disallowed loss. Continued withdrawals in excess of income will reduce and possibly exhaust invested principal, especially in the event of a market decline. The maintenance of a plan concurrently with purchases of additional shares of the fund would be disadvantageous to the investor because of the sales charge payable on such purchases. For this reason, the minimum investment accepted while a plan is in effect is $1,000, and an investor may not maintain a plan for the accumulation of shares of the fund (other than through reinvestment of distributions) and a plan at the same time. The cost of administering these plans for the benefit of those shareholders participating in them is borne by the fund as an expense of all shareholders. The fund, Putnam Mutual Funds or Putnam Investor Services may terminate or change the terms of the plan at any time. A plan will be terminated if communications mailed to the shareholder are returned as undeliverable.

Investors should consider carefully with their own financial advisers whether the plan and the specified amounts to be withdrawn are appropriate in their circumstances. The fund and Putnam Investor Services make no recommendations or representations in this regard.

TAX QUALIFIED RETIREMENT PLANS; 403(B) AND SEP PLANS.  (NOT
OFFERED BY FUNDS INVESTING PRIMARILY IN TAX-EXEMPT SECURITIES.)
Investors may purchase shares of the fund through the following
Tax Qualified Retirement Plans, available to qualified individuals or organizations:

      Standard and variable profit-sharing (including 401(k)) and money purchase pension plans; and

      Individual Retirement Account Plans (IRAs).

Each of these Plans has been qualified as a prototype plan by the Internal Revenue Service. Putnam Investor Services will furnish services under each plan at a specified annual cost. Putnam Fiduciary Trust Company serves as trustee under each of these Plans.

Forms and further information on these Plans are available from investment dealers or from Putnam Mutual Funds. In addition, specialized professional plan administration services are available on an optional basis; contact Putnam Defined Contribution Plan Services at 1-800-225-2465, extension 8600.

A 403(b) Retirement Plan is available for employees of public school systems and organizations which meet the requirements of
Section 501(c)(3) of the Internal Revenue Code. Forms and further information on the 403(b) Plan are also available from investment dealers or from Putnam Mutual Funds. Shares of the fund may also be used in simplified employee pension (SEP) plans. For further information on the Putnam prototype SEP plan, contact an investment dealer or Putnam Mutual Funds.

Consultation with a competent financial and tax adviser regarding these Plans and consideration of the suitability of fund shares as an investment under the Employee Retirement Income Security
Act of 1974, or otherwise, is recommended.

SIGNATURE GUARANTEES

Redemption requests for shares having a net asset value of $100,000 or more must be signed by the registered owners or their legal representatives and must be guaranteed by a bank, broker/dealer, municipal securities dealer or broker, government securities dealer or broker, credit union, national securities exchange, registered securities association, clearing agency, savings association or trust company, provided such institution is acceptable under and conforms with Putnam Fiduciary Trust Company's signature guarantee procedures. A copy of such procedures is available upon request. If you want your redemption proceeds sent to an address other than your address as it appears on Putnam's records, you must provide a signature guarantee. Putnam Investor Services usually requires additional documentation for the sale of shares by a corporation, partnership, agent or fiduciary, or a surviving joint owner. Contact Putnam Investor Services for details.

SUSPENSION OF REDEMPTIONS

The fund may not suspend shareholders' right of redemption, or postpone payment for more than seven days, unless the New York Stock Exchange is closed for other than customary weekends or holidays, or if permitted by the rules of the Securities and Exchange Commission during periods when trading on the Exchange is restricted or during any emergency which makes it impracticable for the fund to dispose of its securities or to determine fairly the value of its net assets, or during any other period permitted by order of the Commission for protection of investors.

SHAREHOLDER LIABILITY

Under Massachusetts law, shareholders could, under certain circumstances, be held personally liable for the obligations of the fund. However, the Agreement and Declaration of Trust disclaims shareholder liability for acts or obligations of the fund and requires that notice of such disclaimer be given in each agreement, obligation, or instrument entered into or executed by the fund or the Trustees. The Agreement and Declaration of Trust provides for indemnification out of fund property for all loss and expense of any shareholder held personally liable for the obligations of the fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is limited to circumstances in which the fund would be unable to meet its obligations. The likelihood of such circumstances is remote.

STANDARD PERFORMANCE MEASURES

Yield and total return data for the fund may from time to time be presented in Part I of this SAI and in advertisements. In the case of funds with more than one class of shares, all performance information is calculated separately for each class. The data is calculated as follows.

Total return for one-, five- and ten-year periods (or for such shorter periods as the fund has been in operation or shares of the relevant class have been outstanding) is determined by calculating the actual dollar amount of investment return on a $1,000 investment in the fund made at the beginning of the period, at the maximum public offering price for class A shares and class M shares and net asset value for other classes of shares, and then calculating the annual compounded rate of return which would produce that amount. Total return for a period of one year is equal to the actual return of the fund during that period. Total return calculations assume deduction of the fund's maximum sales charge or CDSC, if applicable, and reinvestment of all fund distributions at net asset value on their respective reinvestment dates.

The fund's yield is presented for a specified thirty-day period (the "base period"). Yield is based on the amount determined by
(i) calculating the aggregate amount of dividends and interest earned by the fund during the base period less expenses for that period, and (ii) dividing that amount by the product of (A) the average daily number of shares of the fund outstanding during the base period and entitled to receive dividends and (B) the per share maximum public offering price for class A shares or class M shares, as appropriate, and net asset value for other classes of shares on the last day of the base period. The result is annualized on a compounding basis to determine the yield. For this calculation, interest earned on debt obligations held by the fund is generally calculated using the yield to maturity (or first expected call date) of such obligations based on their market values (or, in the case of receivables-backed securities such as the Government National Mortgage Association ("GNMAs"), based on cost). Dividends on equity securities are accrued daily at their stated dividend rates. The amount of expenses used in determining the fund's yield includes, in addition to expenses actually accrued by the fund, an estimate of the amount of expenses that the fund would have incurred if brokerage commissions had not been used to reduce such expenses.

If the fund is a money market fund, yield is computed by determining the percentage net change, excluding capital changes, in the value of an investment in one share over the seven-day period for which yield is presented (the "base period"), and multiplying the net change by 365/7 (or approximately 52 weeks). Effective yield represents a compounding of the yield by adding 1 to the number representing the percentage change in value of the investment during the base period, raising that sum to a power equal to 365/7, and subtracting 1 from the result.

If the fund is a tax-exempt fund, the tax-equivalent yield during the base period may be presented for shareholders in one or more stated tax brackets. Tax-equivalent yield is calculated by adjusting the tax-exempt yield by a factor designed to show the approximate yield that a taxable investment would have to earn to produce an after-tax yield equal, for that shareholder, to the tax-exempt yield. The tax-equivalent yield will differ for shareholders in other tax brackets.

At times, Putnam Management may reduce its compensation or assume expenses of the fund in order to reduce the fund's expenses. The per share amount of any such fee reduction or assumption of expenses during the fund's past ten fiscal years (or for the life of the fund, if shorter) is set forth in the footnotes to the table in the section entitled "Financial highlights" in the prospectus. Any such fee reduction or assumption of expenses would increase the fund's yield and total return for periods including the period of the fee reduction or assumption of expenses.

All data are based on past performance and do not predict future results.

COMPARISON OF PORTFOLIO PERFORMANCE

Independent statistical agencies measure the fund's investment performance and publish comparative information showing how the fund, and other investment companies, performed in specified time periods. Three agencies whose reports are commonly used for such comparisons are set forth below. From time to time, the fund may distribute these comparisons to its shareholders or to potential
investors.   THE AGENCIES LISTED BELOW MEASURE PERFORMANCE BASED
ON THEIR OWN CRITERIA RATHER THAN ON THE STANDARDIZED PERFORMANCE MEASURES DESCRIBED IN THE PRECEDING SECTION.

      LIPPER ANALYTICAL SERVICES, INC. distributes mutual fund rankings monthly. The rankings are based on total return performance calculated by Lipper, generally reflecting changes in net asset value adjusted for reinvestment of capital gains and income dividends. They do not reflect deduction of any sales charges. Lipper rankings cover a variety of performance periods, including year-to-date, 1-year, 5-year, and 10-year performance. Lipper classifies mutual funds by investment objective and asset category.

      MORNINGSTAR, INC. distributes mutual fund ratings twice a month. The ratings are divided into five groups:
      highest, above average, neutral, below average and lowest. They represent a fund's historical risk/reward ratio relative to other funds in its broad investment class as determined by Morningstar, Inc. Morningstar ratings cover a variety of performance periods, including 1-year, 3-year, 5-year, 10-year and overall performance. The performance factor for the overall rating is a weighted-average assessment of the fund's 1-year, 3-year, 5-year, and 10-year total return performance (if available) reflecting deduction of expenses and sales charges. Performance is adjusted using quantitative techniques to reflect the risk profile of the fund. The ratings are derived from a purely quantitative system that does not utilize the subjective criteria customarily employed by rating agencies such as Standard & Poor's and Moody's Investor Service, Inc.

      CDA/WIESENBERGER'S MANAGEMENT RESULTS publishes mutual fund rankings and is distributed monthly. The rankings are based entirely on total return calculated by Weisenberger for periods such as year-to-date, 1-year, 3-year, 5-year and 10-year. Mutual funds are ranked in general categories (e.g., international bond, international equity, municipal bond, and maximum capital gain). Weisenberger rankings do not reflect deduction of sales charges or fees.

Independent publications may also evaluate the fund's performance. The fund may from time to time refer to results published in various periodicals, including Barrons, Financial World, Forbes, Fortune, Investor's Business Daily, Kiplinger's Personal Finance Magazine, Money, U.S. News and World Report and The Wall Street Journal.

Independent, unmanaged indexes, such as those listed below, may be used to present a comparative benchmark of fund performance. The performance figures of an index reflect changes in market prices, reinvestment of all dividend and interest payments and, where applicable, deduction of foreign withholding taxes, and do not take into account brokerage commissions or other costs. Because the fund is a managed portfolio, the securities it owns will not match those in an index. Securities in an index may change from time to time.

      THE CONSUMER PRICE INDEX, prepared by the U.S. Bureau of Labor Statistics, is a commonly used measure of the rate of inflation. The index shows the average change in the cost of selected consumer goods and services and does not represent a return on an investment vehicle.

      THE DOW JONES INDUSTRIAL AVERAGE is an index of 30 common stocks frequently used as a general measure of stock market performance.

      THE DOW JONES UTILITIES AVERAGE is an index of 15 utility stocks frequently used as a general measure of stock market performance.

      CS FIRST BOSTON HIGH YIELD INDEX is a market-weighted index including publicly traded bonds having a rating below BBB by Standard & Poor's and Baa by Moody's.

      THE LEHMAN BROTHERS AGGREGATE BOND INDEX is an index composed of securities from The Lehman Brothers Government/Corporate Bond Index, The Lehman Brothers Mortgage-Backed Securities Index and The Lehman Brothers Asset-Backed Securities Index and is frequently used as a broad market measure for fixed-income securities.

      THE LEHMAN BROTHERS ASSET-BACKED SECURITIES INDEX is an index composed of credit card, auto, and home equity loans. Included in the index are pass-through, bullet (noncallable), and controlled amortization structured debt securities; no subordinated debt is included. All securities have an average life of at least one year.

      THE LEHMAN BROTHERS CORPORATE BOND INDEX is an index of publicly issued, fixed-rate, non-convertible investment-grade domestic corporate debt securities frequently used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS GOVERNMENT/CORPORATE BOND INDEX is an index of publicly issued U.S. Treasury obligations, debt obligations of U.S. government agencies (excluding mortgage-backed securities), fixed-rate, non-convertible, investment-grade corporate debt securities and U.S. dollar-denominated, SEC-registered non-convertible debt issued by foreign governmental entities or international agencies used as a general measure of the performance of fixed-income securities.

      THE LEHMAN BROTHERS INTERMEDIATE TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations with maturities of up to ten years and is used as a general gauge of the market for intermediate-term fixed-income securities.

      THE LEHMAN BROTHERS LONG-TERM TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations
      (excluding flower bonds and foreign-targeted issues) that are U.S. dollar-denominated and have maturities of 10 years or greater.

      THE LEHMAN BROTHERS MORTGAGE-BACKED SECURITIES INDEX includes 15- and 30-year fixed rate securities backed by mortgage pools of the Government National Mortgage Association, Federal Home Loan Mortgage Corporation, and Federal National Mortgage Association.

      THE LEHMAN BROTHERS MUNICIPAL BOND INDEX is an index of approximately 20,000 investment-grade, fixed-rate tax-exempt bonds.

      THE LEHMAN BROTHERS TREASURY BOND INDEX is an index of publicly issued U.S. Treasury obligations (excluding flower bonds and foreign-targeted issues) that are U.S. dollar denominated, have a minimum of one year to maturity, and are issued in amounts over $100 million.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL WORLD INDEX is an index of approximately 1,482 equity securities listed on the stock exchanges of the United States, Europe, Canada, Australia, New Zealand and the Far East, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EMERGING MARKETS
      INDEX is an index of approximately 1,100 securities representing 20 emerging markets, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EAFE INDEX is an index of approximately 1,045 equity securities issued by companies located in 18 countries and listed on the stock exchanges of Europe, Australia, and the Far East. All values are expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL EUROPE INDEX is an index of approximately 627 equity securities issued by companies located in one of 13 European countries, with all values expressed in U.S. dollars.

      THE MORGAN STANLEY CAPITAL INTERNATIONAL PACIFIC INDEX is an index of approximately 418 equity securities issued by companies located in 5 countries and listed on the exchanges of Australia, New Zealand, Japan, Hong Kong, Singapore/Malaysia. All values are expressed in U.S. dollars.

      THE NASDAQ INDUSTRIAL AVERAGE is an index of stocks traded in The Nasdaq Stock Market, Inc. National Market System.

      THE RUSSELL 20001000 INDEX is composed of the 2,000
      smallest       1,000 largest companies in the Russell 3000
      Index, representing approximately        11%approximately
      89% of the Russell 3000 total market capitalization.  The
      Russell 3000 Index is composed of the 3,000        largest
      U.S. companies ranked by total market capitalization, representing approximately 98% of the U.S. investable equity market.

      THE RUSSELL 2000 INDEX is composed of the 2,000
      smallest        companies in the Russell 3000 Index,
      representing approximately 11% of the Russell 3000 total market capitalization.

      THE RUSSELL MIDCAP INDEX is composed of the 800 smallest companies in the Russell 1000 Index, representing approximately 35% of the Russell 1000 total market capitalization. The Russell 1000 Index is composed of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 89% of the total market capitalization of the Russell 3000 Index.
      capitalization.

      THE RUSSELL MIDCAP GROWTH INDEX is composed of securities with greater-than-average growth orientation within the Russell Midcap Index. Each security's growth orientation is determined by a composite score of the security's price-to-book ratio and forecasted growth rate. Growth stocks tend to have a higher price-to-book ratios and forecasted growth rates than value stocks. This index is composed of approximately 450 companies from the Russell 1000 Growth Index, representing 20% of the total market capitalization of the Russell 1000 Growth Index

      THE SALOMON BROTHERS LONG-TERM HIGH-GRADE CORPORATE BOND INDEX is an index of publicly traded corporate bonds having a rating of at least AA by Standard & Poor's or Aa by Moody's and is frequently used as a general measure of the performance of fixed-income securities.

      THE SALOMON BROTHERS LONG-TERM TREASURY INDEX is an index of U.S. government securities with maturities greater than 10 years.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX is an index that tracks the performance of the 14 government bond markets of Australia, Austria, Belgium Canada, Denmark, France, Germany, Italy, Japan, Netherlands, Spain, Sweden, United Kingdom and the United States. Country eligibility is determined by market capitalization and investability criteria.

      THE SALOMON BROTHERS WORLD GOVERNMENT BOND INDEX (non
      $U.S.) is an index of foreign government bonds calculated to provide a measure of performance in the government bond markets outside of the United States.

      STANDARD & POOR'S 500 COMPOSITE STOCK PRICE INDEX is an index of common stocks frequently used as a general measure of stock market performance.

      STANDARD & POOR'S 40 UTILITIES INDEX is an index of 40 utility stocks.

      STANDARD & POOR'S/BARRA VALUE INDEX is an index constructed by ranking the securities in the Standard & Poor's 500 Composite Stock Price Index by price-to-book ratio and including the securities with the lowest price-to-book ratios that represent approximately half of the market capitalization of the Standard & Poor's 500 Composite Stock Price Index.

In addition, Putnam Mutual Funds may distribute to shareholders or prospective investors illustrations of the benefits of reinvesting tax-exempt or tax-deferred distributions over specified time periods, which may include comparisons to fully taxable distributions. These illustrations use hypothetical rates of tax-advantaged and taxable returns and are not intended to indicate the past or future performance of any fund.

DEFINITIONS

"Putnam Management"             -    Putnam Investment
                                Management, Inc., the fund's
                                investment manager.

"Putnam Mutual Funds"           -    Putnam Mutual Funds Corp.,
                                the fund's principal
                                underwriter.

"Putnam Fiduciary Trust         -    Putnam Fiduciary Trust
                                Company,
 Company"                            the fund's custodian.

"Putnam Investor Services"      -    Putnam Investor Services, a
                                division of Putnam Fiduciary
                                Trust Company, the fund's
                                investor servicing agent.







          PUTNAM ARIZONA TAX EXEMPT INCOME FUND ("Arizona fund") PUTNAM FLORIDA TAX EXEMPT INCOME FUND ("Florida fund")
                PUTNAM MASSACHUSETTS TAX EXEMPT INCOME FUND
                   ("Massachusetts fund")
         PUTNAM MICHIGAN TAX EXEMPT INCOME FUND ("Michigan fund") PUTNAM MINNESOTA TAX EXEMPT INCOME FUND ("Minnesota fund")
       PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND ("New Jersey fund")
             PUTNAM OHIO TAX EXEMPT INCOME FUND ("Ohio fund") PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND ("Pennsylvania
fund")
                        (collectively, the "funds")

                                 FORM N-1A
                                  PART C

                             OTHER INFORMATION

Item 24. Financial Statements and Exhibits

         (a)  Index to Financial Statements and Supporting
              Schedule:

              (1)  Financial Statements for the funds:

                   Statement of assets and liabilities -- May
                   31, 1998(a).
                   Statement of operations -- year ended May 31, 1998 (a).
                   Statement of changes in net assets -- years ended May 31, 1998 and May 31, 1997 (a).
                   Financial highlights (a)(b).
                   Notes to financial statements (a).

               (2) Supporting Schedules for the funds:

                   Schedule I -- Portfolio of investments owned
                   -- May 31, 1998 (a) .
                   Schedules through IX omitted because the required matter is not present.

                    (a)  Incorporated by reference into Parts A
                        and B.
                    (b)  Included in Part A.
                         -----------------------
          (b)  Exhibits:

               1.  Agreement and Declaration of Trust for
                   Arizona fund dated November 9, 1990 --
                   Incorporated by reference to the Arizona
                   fund's Initial Registration Statement.
                   Agreement and Declaration of Trust, dated
                   June 27, 1990 for Florida fund --Incorporated by reference to the Florida fund's Initial Registration Statement.
                   Agreement and Declaration of Trust, as
                   amended September 15, 1995 for Massachusetts
                   fund --Incorporated by reference to Post-
                   Effective Amendment No. 15 to the
                   Massachusetts fund's Registration Statement.
                   Agreements and Declarations of Trust, as
                   amended September 15, 1995 for Michigan fund, Minnesota and Ohio -- Incorporated by reference to Post-Effective Amendment No. 15 to the Michigan fund's Registration Statement.
                   Agreement and Declaration of Trust for New
                   Jersey fund dated November 17, 1989 --
                   Incorporated by reference to the New Jersey
                   fund's Initial Registration Statement.
                   Agreement and Declaration of Trust dated
                   April 1, 1989 for Pennsylvania fund --
                   Incorporated by reference to the Pennsylvania fund's Initial Registration Statement. By-Laws, as amended through February 1, 1994 for Arizona fund-- Incorporated by reference to Post-Effective Amendment No. 5 to the Arizona fund's Registration Statement.
              2. By-Laws, as amended through February 1, 1994 for Florida fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Florida fund's Registration Statement. By-Laws, as amended through February 1, 1994 for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the New Jersey fund's Registration Statement.
                   By-Laws, as amended through February 1, 1994
                   for Pennsylvania fund -- Incorporated by
                   reference to Post-Effective Amendment No. 6
                   to the Pennsylvania fund's Registration
                   Statement.
                    By-Laws, as amended through February 1, 1994
                   for Massachusetts fund, Michigan fund,
                   Minnesota fund and Ohio fund -- Incorporated
                   by reference to Post-Effective Amendment No.
                   14 to the respective funds' Registration
                   Statement.
               3.  Not applicable.
              4a. Portions of Agreement and Declaration of Trust relating to shareholder rights for Arizona fund -- Incorporated by reference to Post- Effective Amendment No. 4
                   to the Arizona fund's Registration
                   Statement.
                   Portions of Agreement and Declaration of
                   Trust relating to shareholder rights for
                   Florida fund -- Incorporated by reference to
                   Post-Effective Amendment No. 4 to the Florida fund's Registration Statement.
                   Portions of Agreement and Declaration of
                   Trust relating to shareholder rights for
                   New Jersey fund -- Incorporated by reference
                   to Post-Effective Amendment No. 4 to the
                   New Jersey fund's Registration Statement.
                   Portions of Agreement and Declaration of
                   Trust relating to shareholder rights for
                   Pennsylvania fund -- Incorporated by
                   reference to Post-Effective Amendment No. 6
                   to the Pennsylvania fund's Registration
                   Statement.
                   Portions of Agreements and Declarations of
                   Trust relating to shareholder rights for
                   Massachusetts fund, Michigan fund, Minnesota
                   fund and Ohio fund -- Incorporated by
                   reference to Post-Effective Amendment No. 13
                   to the respective funds' Registration
                   Statement.
               4b. Portions of Bylaws relating to shareholder
                   rights for Arizona fund -- Incorporated by
                   reference to Post-Effective Amendment No. 5
                   to the Arizona fund's Registration Statement. Portions of Bylaws relating to shareholder rights for Florida fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Florida fund's Registration Statement. Portions of Bylaws relating to shareholder rights for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 5 to the Florida fund's Registration Statement. Portions of Bylaws relating to shareholder rights for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund's Registration Statement.
                   Portions of Bylaws relating to shareholder
                   rights for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 14 to the respective funds' Registration Statement.
               5. Management Contract for Arizona fund dated September 20, 1996 -- Incorporated by reference to Post-Effective Amendment No. 7 to Arizona fund's Registration Statement.
                   Management Contract for Florida fund dated
                   September 20, 1996-- Incorporated by
                   reference to Post-Effective Amendment No. 7
                   to the Florida fund's Registration Statement. Management Contract for Massachusetts fund dated September 20, 1996 -- Incorporated by reference to Post-Effective Amendment No. 16 to the Massachusetts fund's Registration Statement.
                   Management Contract for Michigan fund dated
                   September 20, 1996 -- Incorporated by
                   reference to Post-Effective Amendment No. 16
                   to the Michigan fund's Registration
                   Statement.
                   Management Contract for Minnesota fund dated
                   September 20, 1996 -- Incorporated by
                   reference to Post-Effective Amendment No. 16
                   to the Minnesota fund's Registration
                   Statement.
                   Management Contract for New Jersey fund dated September 20, 1996 -- Incorporated by reference to Post-Effective Amendment No. 7 to the New Jersey fund's Registration Statement.
                   Management Contract for Ohio fund dated
                   September 20, 1996 -- Incorporated by
                   reference to Post-Effective Amendment No. 16
                   to the Ohio fund's Registration Statement.
                   Management Contract for Pennsylvania fund
                   dated September 20, 1996. -- Incorporated by
                   reference to Post-Effective Amendment No. 9
                   to the Pennsylvania fund's Registration
                   Statement.
               6a. Distributor's Contract dated May 6, 1994 for
                   Arizona fund -- Incorporated by reference to
                   Post-Effective Amendment No. 5 to the Arizona fund's Registration Statement.
                   Distributor's Contract dated May 6, 1994 for
                   Florida fund-- Incorporated by reference to
                   Post-Effective Amendment No. 5 to the Florida fund's Registration Statement.
                   Distributor's Contract dated May 6, 1994 for
                   New Jersey fund -- Incorporated by reference
                   to Post-Effective Amendment No. 5 to the
                   New Jersey fund's Registration Statement.
                   Distributor's Contract dated May 6, 1994 for
                   Pennsylvania fund-- Incorporated by reference to Post-Effective Amendment No. 7 to the Pennsylvania fund's Registration Statement. Distributor's Contracts dated May 6, 1994 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 14 to the respective funds' Registration Statement.
               6b. Form of Specimen Dealer Sales Contract for
                   Arizona fund-- Incorporated by reference to
                   Post-Effective Amendment No. 4 to the Arizona fund's Registration Statement.
                   Form of Specimen Dealer Sales Contract for
                   Florida fund-- Incorporated by reference to
                   Post-Effective Amendment No. 2 to the Florida fund's Registration Statement.
                   Form of Specimen Dealer Sales Contract for
                   New Jersey fund-- Incorporated by reference
                   to Post-Effective Amendment No. 2 to the New
                   Jersey fund's Registration Statement.
                   Form of Specimen Dealer Sales Contract for
                   Pennsylvania fund -- Incorporated by
                   reference to Post-Effective Amendment No. 6
                   to the Pennsylvania fund's Registration
                   Statement.
                   Form of Specimen Dealer Sales Contract for
                   Massachusetts fund, Michigan fund, Minnesota
                   fund and Ohio fund -- Incorporated by
                   reference to Post-Effective Amendment No. 13
                   to the respective funds' Registration
                   Statement.
               6c. Form of Specimen Financial Institution Sales
                   Contract for Arizona fund-- Incorporated by
                   reference to Post-Effective Amendment No. 4
                   to the Arizona fund's registration Statement. Form of Specimen Financial Institution Sales Contract for Florida fund-- Incorporated by reference to Post-Effective Amendment No. 2 to the Florida fund's Registration Statement. Form of Specimen Financial Institution Sales Contract for New Jersey fund-- Incorporated by reference to Post-Effective Amendment No. 2 to the New Jersey fund's Registration Statement.
                   Form of Specimen Financial Institution Sales
                   Contract for Pennsylvania fund-- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund's Registration Statement.
                   Form of Specimen Financial Institution Sales
                   Contract for Massachusetts fund, Michigan
                   fund, Minnesota fund and Ohio fund --
                   Incorporated by reference to Post-Effective
                   Amendment No. 13 to the respective funds'
                   Registration Statement.
               7.  Trustee Retirement Plan dated October 4,
                   1996 for Arizona fund, Florida fund, Michigan
                   fund, Minnesota     fund, Ohio fund, and New
                   Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 9 to the respective
                   funds' Registration Statements.
                   Trustee Retirement Plan dated October 4,
                   1996 for Massachusetts fund -- Incorporated by reference to Post-Effective Amendment No.18 to the Massachusetts fund's Registration Statement.
                   Trustee Retirement Plan dated October 4,
                   1996 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 11 to the Pennsylvania fund's Registration Statement.
               8. Custodian Agreement dated May 3, 1991 as amended July 13, 1992 for Arizona fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the Arizona fund's Registration Statement.
                   Custodian Agreement dated May 3, 1991, as amended July 13, 1992 for Florida fund -- Incorporated by reference to Post-Effective Amendment No. 2 to the Florida fund's Registration Statement.
                   Custodian Agreement dated May 3, 1991 as amended July 13, 1992 for New Jersey fund-- Incorporated by reference to Post-Effective Amendment No. 4 to the New Jersey fund's Registration Statement.
                   Custodian Agreement dated May 3, 1991 as amended July 13, 1992 for Pennsylvania fund-- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund's Registration Statement.
                   Custodian Agreement dated May 3, 1991 as amended July 13, 1992 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund-- Incorporated by reference to Post-Effective Amendment No. 14 to the respective funds' Registration Statement.
               9. Investor Servicing Agreement dated June 3, 1991 for Arizona fund-- Incorporated by reference to Post-Effective Amendment No. 1 to the Arizona fund's Registration Statement. Investor Servicing Agreement dated June 3, 1991 for Florida -- Incorporated by reference to Post-Effective Amendment No. 2 to the Florida fund's Registration Statement. Investor Servicing Agreement dated June 3, 1991 for New Jersey -- Incorporated by reference to Post-Effective Amendment No. 2 to the New Jersey fund's Registration Statement.
                   Investor Servicing Agreement dated June 3,
                   1991 for Pennsylvania fund-- Incorporated by reference to Post-Effective Amendment No. 4 to the Pennsylvania fund's Registration Statement.
                   Investor Servicing Agreement dated June 3,
                   1991 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 10 to the respective funds' Registration Statement.
               10. Opinion of Ropes & Gray, including consent
                   for Arizona fund -- Incorporated by reference into Post Effective No. 7.
                   Opinion of Ropes & Gray, including consent for Florida fund -- Incorporated by reference into Post Effective Amendment No. 7.
                   Opinion of Ropes & Gray, including consent for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the New Jersey fund's Registration Statement.
                   Opinion of Ropes & Gray, including consent for Pennsylvania fund -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Pennsylvania fund's Registration Statement.
                   Opinions of Ropes & Gray, including consents for Massachusetts fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment 10 to the respective funds' Registration Statement.
                   Opinions of Ropes & Gray, including consents for Michigan fund and Minnesota fund -- Incorporated by reference to the respective funds' Initial Registration Statement.
               11. Not applicable.
               12. Not applicable.
               13. Investment Letters from Putnam Investments,
                   Inc., dated March 31, 1995 to Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund for Class M shares -- Incorporated by reference to Post-Effective Amendment No. 15 to the respective funds' Registration Statement.
                   Investment Letters from Putnam Investments,
                   Inc. dated April 30, 1995 to Florida fund and New Jersey fund for Class M shares -- Incorporated by reference to Post-Effective Amendment No. 6 to the respective funds' Registration Statement.
                   Investment Letter from Putnam Investments,
                   Inc. to Arizona fund for Class B shares --
                   Incorporated by reference to Post-Effective
                   Amendment No. 4 to the Arizona fund's
                   Registration Statement.
                   Investment Letter for Class A shares from
                   Putnam Investments, Inc. to Pennsylvania fund -- Incorporated by reference to Pre-Effective Amendment No. 1 to the Pennsylvania fund's Registration Statement.
               14. Not applicable.
              15a. Class A Distribution Plan and Agreement
                   dated March 5, 1992, as amended July 15,
                   1993 for Arizona fund -- Incorporated by reference
                   to Post-Effective Amendment No. 4 to the
Arizona
                   fund's Registration Statement.
                   Class A Distribution Plan and Agreement dated July 8, 1993 for Florida fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the Florida fund's Registration Statement.
                   Class A Distribution Plan and Agreement dated July 9, 1993, as amended July 15, 1993 for Massachusetts fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the Massachusetts fund's Registration Statement.
                   Class A Distribution Plans dated May 7, 1992, as amended July 15, 1993 for Michigan fund, Minnesota fund and Ohio fund-- Incorporated by reference to Post-Effective Amendment No. 13 to the respective funds' Registration Statement.
                   Class A Distribution Plan and Agreement dated September 10, 1992, as amended January 1, 1993 for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 4 to the New Jersey fund's Registration Statement.
                   Class A Distribution Plan and Agreement dated July 8, 1993 for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Pennsylvania fund's Registration Statement.
               15b. Class B Distribution Plan and Agreement
                   dated July 15, 1993 for Arizona fund --
                   Incorporated by reference to Post-Effective
                   Amendment No. 4 to the Arizona fund's
                   Registration Statement.
                   Class B Distribution Plan dated July 8, 1993 for Florida fund -- Incorporated by reference to Post-Effective Amendment No. 3 to the Florida fund's Registration Statement.
                   Class B Distribution Plan dated January 1,
                   1993 for New Jersey fund-- Incorporated by reference to Post-Effective Amendment No. 4 to the New Jersey fund's Registration Statement.
                   Class B Distribution Plan and Agreement
                   dated July 15, 1993 for Pennsylvania fund
                   -- Incorporated by reference to Post-
                   Effective Amendment No. 6  to the
                    Pennsylvania fund's Registration Statement.
                   Class B Distribution Plans and Agreements dated July 14, 1993 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund-- Incorporated by reference to Post-Effective Amendment No. 13 to the respective funds' Registration Statement.
               15c.Class M Distribution Plan dated June 30,
                   1995 for Arizona fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Arizona fund's Registration
                   Statement.
                   Class M Distribution Plan dated April 28,
                   1995 for Florida fund-- Incorporated by
                   reference to Post-Effective Amendment No. 6 to the Florida fund's Registration Statement. Class M Distribution Plan and Agreement dated April 28, 1995 for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 6 to the Florida fund's Registration Statement.
                   Class M Distribution Plans and Agreements dated March 31, 1995 for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund-- Incorporated by reference to Post-Effective Amendment No. 15 to the respective funds' Registration Statement.
                   Class M Distribution Plan and Agreement
                   dated June 30, 1995 for Pennsylvania fund--
                   Exhibit 12.
              15d. Form of Specimen Dealer Service Agreement
                   for Arizona fund -- Incorporated by reference to
                   Post-Effective Amendment No. 5 to the
                   Arizona fund's Registration Statement.
                   Form of Specimen Dealer Service Agreement for Florida fund -- Incorporated by reference to Post-Effective Amendment No. 3 to the Florida fund's Registration Statement.
                   Form of Specimen Dealer Service Agreement for New Jersey fund -- Incorporated by reference to Post-Effective Amendment No. 3 to the New Jersey fund's Registration Statement.
                   Form of Specimen Dealer Service Agreement for Pennsylvania fund -- Incorporated by reference to Post-Effective Amendment No. 7 to the Pennsylvania fund's Registration Statement.
                   Form of Specimen Dealer Service Agreement for Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund -- Incorporated by reference to Post-Effective Amendment No. 13 to the respective funds' Registration Statement.
              15e. Form of Specimen Financial Institution
                   Service Agreement for Arizona
                   fund -- Incorporated by reference to
                   Post-Effective Amendment No. 5 to the Arizona fund's Registration Statement.
                   Form of Specimen Financial Institution
                   Service Agreement for Florida fund --
                   Incorporated by reference to Post-Effective
                   Amendment No. 3 to the Florida fund's
                   Registration Statement.
                   Form of Specimen Financial Institution
                   Service Agreement for New Jersey fund--
                   Incorporated by reference to Post-Effective
                   Amendment No. 3 to the New Jersey fund's
                   Registration Statement.
                   Form of Specimen Financial Institution
                   Service Agreement for Pennsylvania fund --
                   Incorporated by reference to Post-Effective
                   Amendment No. 7 to the Pennsylvania fund's
                   Registration Statement.
                   Form of Specimen Financial Institution
                   Service Agreement for Massachusetts fund,
                   Michigan fund, Minnesota fund and Ohio fund
                   --Incorporated by reference to Post-Effective Amendment No. 13 to the respective funds' Registration Statement.
               16. Schedules for computation of performance
                   quotations for Arizona fund -- Exhibit 1.
                   Schedules for computation of performance quotations for Florida fund -- Exhibit 2. Schedules for computation of performance quotations for Massachusetts fund--Exhibit 3. Schedules for computation of performance quotations for Michigan fund -- Exhibit 4. Schedules for computation of performance quotations for Minnesota fund -- Exhibit 5. Schedules for computation of performance quotations for New Jersey fund-- Exhibit 6. Schedules for computation of performance quotations for Ohio fund-- Exhibit 7 Schedules for computation of performance quotations for Pennsylvania fund--Exhibit 8
               17a. Financial Data Schedules for Class A shares
                   for Arizona fund-- Exhibit 9.
                   Financial Data Schedules for Class A shares for Florida fund-- Exhibit 10.
                   Financial Data Schedules for Class A shares for Massachusetts fund -- Exhibit 11. Financial Data Schedules for Class A shares for Michigan fund--Exhibit 12.
                   Financial Data Schedules for Class A shares for Minnesota fund-- Exhibit 13.
                   Financial Data Schedules for Class A shares for New Jersey fund-- Exhibit 14.
                   Financial Data Schedules for Class A shares for Ohio fund-- Exhibit 15.
                   Financial Data Schedules for Class A shares for Pennsylvania fund--Exhibit 16.
              17b. Financial Data Schedules for Class B shares
                   for Arizona fund-- Exhibit 17.
                   Financial Data Schedules for Class B shares for Florida fund-- Exhibit 18.
                   Financial Data Schedules for Class B shares for Massachusetts fund-- Exhibit 19. Financial Data Schedules for Class B shares for Michigan fund--Exhibit 20.
                   Financial Data Schedules for Class B shares for Minnesota fund-- Exhibit 21.
                   Financial Data Schedules for Class B shares for New Jersey fund-- Exhibit 22.
                   Financial Data Schedules for Class B shares for Ohio fund-- Exhibit 23.
                   Financial Data Schedules for Class B shares for Pennsylvania fund--Exhibit 24.
               17c. Financial Data Schedules for Class M shares
                   for Arizona fund-- Exhibit 25.
                   Financial Data Schedules for Class M shares for Florida fund-- Exhibit 26.
                   Financial Data Schedules for Class M shares for Massachusetts fund-- Exhibit 27. Financial Data Schedules for Class M shares for Michigan fund-- Exhibit 28.
                   Financial Data Schedules for Class M shares for Minnesota fund--Exhibit 29.
                   Financial Data Schedules for Class M shares for New Jersey fund-- Exhibit 30.
                   Financial Data Schedules for Class M shares for Ohio fund-- Exhibit 31.
                   Financial Data Schedules for Class M shares for Pennsylvania fund-- Exhibit 32.
               18. Rule 18f-3 Plan -- Incorporated by reference
                   to Post-Effective Amendment No. 15 for
                   Massachusetts fund, Michigan fund, Minnesota fund and Ohio fund, incorporated by reference to Post-Effective Amendment No. 6 for Arizona fund, incorporated by reference to Post-Effective Amendment No. 6 for Florida fund, incorporated by reference to Post-Effective Amendment No. 6 for New Jersey fund and incorporated by reference to Post-Effective Amendment No. 8 for Pennsylvania fund, to the respective funds' Registration Statements.

 Item 25.     Persons Controlled by or under Common Control with
              Registrants

          None.

 Item 26.      Number of Holders of Securities

         As of August 31, 1998 the number of shareholders of each Registrant's shares of beneficial interest were as follows:


Fund name                Class A        Class B        Class M
Arizona             2,518          726           16
Florida             4,240          1,401         26
Massachusetts            6,278          2,620          66
Michigan                 3,893          1,183          35
Minnesota           3,231          1,733         33
New Jersey          5,267          2,296         21
 Ohio               5,262          1,516         33
Pennsylvania        5,044          2,699         65

 Item 27.   Indemnification

      The information required by this item is incorporated by reference to each Registrant's initial Registration Statement on Form N-1A under the Investment Company Act of 1940 File No. 811-4531, 811-6129, 811-4518, 811-4529, 811-4527, 811-5977, 811-4528
and 811-5802 for the Arizona, Florida, Massachusetts, Michigan, Minnesota, New Jersey, Ohio and Pennsylvania funds, respectively.

09/18/98                    C-12
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ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF INVESTMENT
ADVISE        R

     Except as set forth below, the directors and officers of the
        REGISTRANT'S investment adviser have been engaged during the past two fiscal years in no business, vocation or employment of a substantial nature other than as directors or officers of the investment adviser or certain of its corporate affiliates. Certain officers of the investment adviser serve as officers of some or all of the Putnam funds. The address of the investment adviser, its corporate affiliates and the Putnam Funds is ONE Post Office Square, Boston, Massachusetts 02109.

NAME                          NON-PUTNAM BUSINESS AND OTHER
                                      CONNECTIONS


        Michael J. Abata      Prior to May, 1997, Assistant
ASSISTANT VICE PRESIDENT      Vice President, Alliance Capital
                                      Management Corp., 1345
                              Avenue of the Americas, New York,
                              NY  10020


BLAKE ANDERSON                TRUSTEE, SALEM FEMALE CHARITABLE
MANAGING DIRECTOR             SOCIETY, SALEM MA 01970


Barry R. Allen                Prior to December, 1997,
VICE PRESENT                  Analyst/Director of Research,
                                      Harbor Capital
                              Management, 125 High St., Boston,
                              MA  02110


Jennifer Antill               Prior to November, 1996,
MANAGING DIRECTOR             Director, IAI International/Hill
                                      Samuel Investment
                              Advisors, 10 Fleet Place, London,
                              England


Nikesh Arora                  Prior to April, 1997, Chief
VICE PRESIDENT                Financial Officer,
                              Fidelity Investments, 82
                              Devonshire St., Boston, MA  02110


Michael Arends                        Prior to         MAY,
Senior Vice President         1997, MANAGING Director,
                              EQUITIES, PHOENIX DUFF & PHELPS,
                              56 PROSPECT ST., HARTFORD, CT
                              06101        ; Board Member,
                                      DONALD L. ARENDS, INC.,
                              100 JORIE BLVD., OAKBROOK, ILL
                              60523


STEVEN E. ASHER                       TREASURER, THE HARVARD
Senior Vice President         INDEPENDENT, INC. 501(C) (3)
                              CHARITABLE ORGANIZATION, CANADY
                              HALL, HARVARD YARD, CAMBRIDGE, MA
                              02138


MICHAEL J. ATKIN              PRIOR TO JULY, 1997, DIRECTOR OF
SENIOR VICE PRESIDENT         LATIN AMERICA INSTITUTE OF
                              INTERNATIONAL FINANCE, 2000
                              PENNSYLVANIA AVENUE, WASHINGTON,
                              D.C. 20006


JEFFREY B. AUGUSTINE          PRIOR TO JANUARY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT, INVESTMENT CONSULTING,
                              INVESTOR TOOLS, INC., 100 BRIDGE
                              ST. PLAZA, YORKVILLE, IL  60560


ROWLAND T. BANKES             PRIOR TO JULY, 1997, SENIOR FIXED-
VICE PRESIDENT                INCOME TRADER, JENNISON, JENNISON
                              ASSOCIATES CAPITAL CORP., ONE
                              FINANCIAL CENTER, BOSTON,  MA
                              02110


ROBERT R. BECK                DIRECTOR, CHARLES BRIDGE
SENIOR VICE PRESIDENT         PUBLISHING, 85 MAIN ST.,
                              WATERTOWN, MA  02172; BOARD OF
                              OVERSEERS, BETH ISRAEL DEACONESS
                              MEDICAL CENTER, 330 BROOKLINE
                              AVE., BOSTON, MA 02215


CARL D. BELL                  PRIOR TO JANUARY, 1998,
VICE PRESIDENT                PRINCIPAL, SMITH BREEDON
                              ASSOCIATION, 100 EUROPA DRIVE,
                              SUITE 200, CHAPEL HILL, NC  27514


GEOFFREY C. BLAISDELL         PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, BLACKROCK FINANCIAL,
                              345 PARK AVENUE, NEW YORK, NY
                              10010


JEFFREY M. BRAY               PRIOR TO OCTOBER, 1997, ANALYST,
VICE PRESIDENT                LEHMAN BROTHERS, 3 WORLD
                              FINANCIAL CENTER, NEW YORK, NY
                              10285


DAVID J. BUCKLE               PRIOR TO MARCH, 1998, VICE
VICE PRESIDENT                PRESIDENT, J.P. MORGAN INVESTMENT
                              MANAGEMENT, 28 KING ST., LONDON,
                              ENGLAND SWI YXA


RONALD J. BUKOVAC             PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                MANAGER, VALUATION, PRICE
                              WATERHOUSE, 200 E. RANDOLPH
                              DRIVE, CHICAGO, IL  60601


ROBERT W. BURKE               MEMBER-EXECUTIVE COMMITTEE, THE
SENIOR MANAGING DIRECTOR      RIDGE CLUB, COUNTRY CLUB ROAD,
                              SANDWICH, MA  02563; MEMBER-
                              ADVISORY BOARD, CATHEDRAL HIGH
                              SCHOOL, 74 UNION PARK ST., SO.
                              BOSTON, MA  02118


JACK P. CHANG                 PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, COLUMBIA MANAGEMENT
                              COMPANY, 1300 S.W. 6TH AVE.,
                              PORTLAND, OR  97207


MARY CLAIRE CHASE             PRIOR TO JANUARY, 1997, DIRECTOR
VICE PRESIDENT                OF STAFF DEVELOPMENT, ARTHUR D.
                              LITTLE CO., 25 ACORN PARK,
                              CAMBRIDGE, MA  02140


C. BETH COTNER                DIRECTOR, THE LYRIC STAGE
SENIOR VICE PRESIDENT         THEATER, 140 CLARENDON ST.,
                              BOSTON, MA  02116


KEVIN M. CRONIN               PRIOR TO FEBRUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMENT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA  02117


JOHN R.S. CUTLER              MEMBER, BURST MEDIA, L.L.C., 10
ASSISTANT VICE PRESIDENT      NEW ENGLAND EXECUTIVE PARK,
                              BURLINGTON, MA 01803


KENNETH DALY                  PRESIDENT, ANDOVER RIVER RD. TMA,
MANAGING DIRECTOR             RIVER ROAD TRANSPORTATION
                              MANAGEMENT ASSOCIATION, 7
                              SHATTUCK RD., ANDOVER, MA 01810


MICHAEL W. DAVIS              PRIOR TO AUGUST, 1997,
VICE PRESIDENT                TECHNICAL FINANCE CONSULTANT,
                              BANK OF AMERICA MORTGAGE, 50
                              CALIFORNIA ST., SAN FRANCISCO, CA
                              94111


JOHN C. DELANO                PRIOR TO JULY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      FOREIGN EXCHANGE TRADER,
                              NATIONSBANK, 233 SO. WACKER
                              DRIVE, CHICAGO, IL 60606


EDWIN M. DENSON               PRIOR TO NOVEMBER, 1997, VICE
VICE PRESIDENT                PRESIDENT AND SENIOR ECONOMIST
                              PRIMARK DECISION ECONOMICS, 260
                              FRANKLIN ST., BOSTON, MA  02110


RALPH C. DERBYSHIRE           PRIOR TO NOVEMBER, 1997, PARTNER,
SENIOR VICE PRESIDENT         PALMER & DODGE, ONE BEACON
                              STREET, BOSTON, MA  02108; BOARD
                              MEMBER, MSPCC, 399 BOYLSTON ST.,
                              BOSTON, MA; BOARD MEMBER,
                              WINCHESTER AFTER SCHOOL PROGRAM,
                              SKILLINGS RD., WINCHESTER, MA


MICHAEL G. DOLAN              CHAIRMAN-FINANCE COUNCIL, ST.
ASSISTANT VICE PRESIDENT      MARY'S PARISH, 44 MYRTLE ST.,
                              MELROSE, MA  02176; MEMBER,
                              SCHOOL ADVISORY BOARD, ST. MARY'S
                              SCHOOL, 44 MYRTLE ST., MELROSE,
                              MA  02176


MARK E. DOW                   PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                ECONOMIST, INTERNATIONAL MONETARY
                              FUND, WASHINGTON, DC


EMILY DURBIN                  BOARD OF DIRECTORS, FAMILY
VICE PRESIDENT                SERVICE, INC., LAWRENCE, MA 01840


KARNIG H. DURGARIAN           BOARD MEMBER, EBRI, SUITE 600,
MANAGING DIRECTOR             2121 K ST., N.W., WASHINGTON, DC
                              20037-1896.  TRUSTEE, AMERICAN
                              ASSEMBLY, 122 C. ST., N.W., SUITE
                              350, WASHINGTON, DC 20001


NATHAN EIGERMAN               TRUSTEE, FLOWER HILL TRUST, 298
VICE PRESIDENT                MARLBOROUGH ST., #4, BOSTON, MA
                              02116


IRENE M. ESTEVES              PRIOR TO JANUARY, 1997, VICE
MANAGING DIRECTOR             PRESIDENT, MILLER BREWING CO.,
                              3939 WEST HIGHLAND BLVD.,
                              MILWAUKEE, WI  53210.  BOARD OF
                              DIRECTOR MEMBER, AMERICAN
                              MANAGEMENT ASSOCIATION FINANCE
                              COUNCIL, 1601 BROADWAY, NEW YORK,
                              NY; BOARD OF DIRECTOR MEMBER,
                              FIRST NIGHT BOSTON, 20 PARK
                              PLAZA, SUITE 927, BOSTON, MA;
                              BOARD OF DIRECTOR MEMBER, SC
                              JOHNSON COMMERCIALMARKETS, 8310
                              16TH ST., STUTEVANT, WI 53177;
                              BOARD OF DIRECTOR MEMBER,
                              MASSACHUSETTS TAXPAYERS
                              FOUNDATION, 24 PROVINCE ST.,
                              BOSTON, MA; BOARD OF DIRECTOR
                              MEMBER, MRS. BAIRDS BAKERIES, 515
                              JONES ST., SUITE 200, FORT WORTH,
                              TEXAS 76102


IAN FERGUSON                  TRUSTEE, PARK SCHOOL, 171 GODDARD
SENIOR MANAGING DIRECTOR      AVENUE, BROOKLINE, MA 02146


EDWARD R. FINCH               PRIOR TO DECEMBER, 1997, MANAGING
VICE PRESIDENT                DIRECTOR, M.A. WEATHERBIE & CO.,
                              265 FRANKLIN ST., BOSTON, MA
                              02110


KATE FLEISHER                 PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF HUMAN RESOURCES, LAURA ASHLEY,
                              6 ST., JAMES AVE. SUITE 410,
                              BOSTON, MA  02116


J. PETER GRANT                TRUSTEE, THE DOVER CHURCH, DOVER,
SENIOR VICE PRESIDENT         MA 02030


PATRICE GRAVIERE              PRIOR TO MARCH, 1998, REGIONAL
SENIOR VICE PRESIDENT         DIRECTOR FOR LATIN AMERICA, MFS
                              INTERNATIONAL, LTD, BUENOS AIRES,
                              BRAZIL


PAUL E. HAAGENSEN             DIRECTOR, HAAGENSEN RESEARCH
SENIOR VICE PRESIDENT         FOUNDATION, 630 WEST 168TH ST.,
                              NEW YORK, NY  10032


JAMES B. HAINES               PRIOR TO FEBRUARY, 1997,
ASSISTANT VICE PRESIDENT      ASSOCIATE, BENEFIT DEPARTMENT,
                              ROPES & GRAY, ONE INTERNATIONAL
                              PLACE, BOSTON, MA  02110


MARY S. HAPIJ                 PRIOR TO MARCH, 1997, RESEARCH
VICE PRESIDENT                LIBERTY MANAGER, PIONEERING
                              MANAGEMENT CORP.,  60 STATE
                              STREET, BOSTON, MA  02109




NIGEL P. HART                 PRIOR TO OCTOBER, 1997, SENIOR
VICE PRESIDENT                VICE PRESIDENT AND PORTFOLIO
                              MANAGER, INVESTMENT ADVISERS,
                              3700 FIRST BANK PLACE,
                              MINNEAPOLIS, MN 55402


DEBORAH R. HEALEY             CORPORATOR, NEW ENGLAND BAPTIST
SENIOR VICE PRESIDENT         HOSPITAL, 125 PARKER HILL AVE.,
                              BOSTON, MA 02120; DIRECTOR, NEB
                              ENTERPRISES, 125 PARKET HILL
                              AVE., BOSTON, MA 02120


MARIANNE P. ISGUR             PRIOR TO MARCH, 1998, EXECUTIVE
ASSISTANT VICE PRESIDENT      RECRUITER, PROFESSIONS, 2 VILLA
                              RD., SO. HAMILTON, MA  01982;
                              PRESIDENT, EQUINE VENTURES, LTD.,
                              25 FELLOWS RD., IPSWICH, MA 01932


JEFFREY KAUFMAN               PRIOR TO JULY, 1998, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              MFS INVESTMNT MANAGEMENT, 500
                              BOYLSTON ST., BOSTON, MA 02116


IRA C. KALUS-BYSTRICKY        PRIOR TO MARCH, 1998, CONSULTANT,
VICE PRESIDENT                ARTHUR D. LITTLE, 25 ACORN PARK,
                              CAMBRIDGE, MA  02114


MARY E. KEARNEY               TRUSTEE, MASSACHUSETTS EYE AND
MANAGING DIRECTOR             EAR INFIRMARY, 243 CHARLES ST.,
                              BOSTON, MA  02114


KEVIN J. KELEHER              PRIOR TO AUGUST, 1998, SUPPORT
ASSISTANT VICE PRESIDENT      MANAGER, DIGITAL EQUIPMENT CO.,
                              111 POWDER MILL RD., MAYNARD, MA
                              01754


CATHERINE KENNEDY             PRIOR TO SEPTEMBER, 1997,
VICE PRESIDENT                PRINCIPAL, MORGAN STANLEY, 1585
                              BROADWAY, NEW YORK, NY 10036


JEFFREY K. KERRIGAN           PRIOR TO JUNE, 1997, VICE
ASSISTANT VICE PRESIDENT      PRESIDENT, FLEET INVESTMENTS, 75
                              STATE St., Boston, MA  02109


DAVID R. KING                 Prior to JUNE, 1997,         Vice
VICE PRESIDENT                President, FLEET INVESTMENTS, 75
                              STATE ST., BOSTON, MA  02109


WILLIAM P. KING               PRIOR TO NOVEMBER, 1997,
VICE PRESIDENT                PORTFOLIO MANAGER, TSA GLOBAL
                              ASSET MANAGEMENT, 700 SOUTH
                              FLOWER ST., LOS ANGELES, CA
                              90017


DEBORAH F. KUENSTNER          PRIOR TO MARCH, 1997, SENIOR
MANAGING DIRECTOR             PORTFOLIO MANAGER, DUPONT PENSION
                              FUND INVESTMENT, 1 RIGHT PARKWAY,
                              WILMINGTON, DE  19850; DIRECTOR,
                              BOARD OF PENSIONS, PRESBYTERIAN
                              CHURCH, 1001 MARKET ST.,
                              PHILADELPHIA, PA


THOMAS J. KUREY               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT, EVERGREEN SECURITIES,
                              77 W. WACKER,         Chicago, IL
                                      60601


        LINDA LANE            MEMBER, AMERICAN SOCIETY FOR
ASSISTANT VICE PRESIDENT      TRAINING & DEVELOPMENT, 27 GLEN
                              STREET, SUITE 4, STOUGHTON, MA
                              02072


KENNETH W. LANG               Prior to April, 1997, VICE
VICE PRESIDENT                PRESIDENT, MONTGOMERY SECURITIES,
                              600 MONTGOMERY ST., SAN
                              FRANCISCO, CA  94111


COLEMAN N. LANNUM, III        PRIOR TO JUNE, 1997, DIRECTOR-
SENIOR VICE PRESIDENT         INVESTOR RELATIONS, MALLINCKRODT,
                              INC., 7733 FORSYTH BLVD., ST.
                              LOUIS, MO 63105


LEONARD LAPORTA, JR.          PRIOR TO MARCH, 1998, ASSISTANT
VICE PRESIDENT                VICE PRESIDENT, STATE STREET
                              GLOBAL ADVISORS, TWO
                              INTERNATIONAL PLACE, BOSTON, MA
                              02110; BOARD OF OVERSEERS', USS
                              CONSTITUTION MUSEUM, CHARLESTON,
                              MA


LAWRENCE J. LASSER            DIRECTOR, MARSH & MCLENNAN
PRESIDENT, DIRECTOR AND CHIEF COMPANIES, INC., 1221 AVENUE OF
EXECUTIVE                     THE AMERICAS, NEW YORK, NY
                              10020; BOARD OF GOVERNORS AND
                              EXECUTIVE COMMITTEE, INVESTMENT
                              COMPANY INSTITUTE, 1401 H. ST.,
                              N.W. SUITE 1200, WASHINGTON, DC
                              20005; BOARD OF OVERSEERS, MUSEUM
                              OF FINE ARTS, 465 HUNTINGTON,
                              AVE., BOSTON, MA 02115; TRUSTEE,
                              BETH ISRAEL DEACONESS MEDICAL
                              CENTER, 330 BROOKLINE AVE.,
                              BOSTON, MA; MEMBER OF THE COUNCIL
                              ON FOREIGN RELATIONS, 58 EAST
                              68TH ST., NEW YORK, NY 10021;
                              MEMBER OF THE BOARD OF DIRECTORS
                              OF THE UNITED WAY OF
                              MASSACHUSETTS BAY, 245 SUMMER
                              ST., SUITE 1401, BOSTON, MA
                              02110; TRUSTEE OF THE VINEYARD
                              OPEN LAND FOUNDATION, RFD BOX
                              319X, VINEYARD HAVEN, MA 02568.


JOAN M. LEARY                 PRIOR TO JANUARY, 1997, SENIOR
VICE PRESIDENT                TAX MANAGER, KMPG, 99 HIGH
                              STREET, BOSTON, MA  02110


CRAIG S. LEWIS                PRIOR TO JANUARY, 1998, ANALYST,
VICE PRESIDENT                KEYSTONE INVESTMENTS, 200
                              BERKELEY STREET, BOSTON, MA
                              02101


GEIRULV LODE                  PRIOR TO JULY, 1997, VICE
VICE PRESIDENT                PRESIDENT, CHANCELLOR LGT, ASSET
                              MANAGEMENT, 1166 AVENUE OF THE
                              AMERICAS, NEW YORK, NY  10036


ELIZABETH M. MACELWEE         PRIOR TO JANUARY, 1998,
SENIOR VICE PRESIDENT         PRINCIPAL, MORGAN STANLEY, 1155
                              BROADWAY, NEW YORK, NY  10036


DIANA R. MADONNA              PRIOR TO JANUARY, 1997,
ASSISTANT VICE PRESIDENT      LIBRARIAN, LIPPER ANALYTICAL
                              SERVICES, INC., 1380 LAWRENCE
                              ST., DENVER, CO 80204


SARA MALAK                    PRIOR TO OCTOBER, 1997,
VICE PRESIDENT                CONSULTANT, THE BOSTON
                              CONSULTANT, EXCHANGE PLACE,
                              BOSTON, MA  02109


BRUCE D. MARTIN               PRIOR TO APRIL, 1997, VICE
VICE PRESIDENT                PRESIDENT, EATON VANCE, 29
                              BOSTON, MA  02110




KEVIN MALONEY                 INSTITUTIONAL DIRECTOR, FINANCIAL
MANAGING DIRECTOR             MANAGEMENT ASSOCIATION,
                              UNIVERSITY OF SOUTH FLORIDA,
                              COLLEGE OF BUSINESS
                              ADMINISTRATION, SUITE 3331,
                              TAMPA, FL 33620


SCOTT M. MAXWELL              PRIOR TO MARCH, 1997, CHIEF
MANAGING DIRECTOR             FINANCIAL OFFICER-EQUITY
                              DIVISION, LEHMAN BROTHERS, 3
                              WORLD FINANCIAL CENTER, NEW YORK,
                              NY 10285


BRIDGET MCCAVOY               PRIOR TO OCTOBER, 1997, SENIOR
ASSISTANT VICE PRESIDENT      RECRUITER, BANKBOSTON, 100
                              FEDERAL ST., BOSTON, MA  02110;
                              PRIOR TO OCTOBER, 1996. EXECUTIVE
                              RECRUITER, HI HUNT & CO., 99
                              SUMMER ST., BOSTON, MA  02110


WILLIAM MCGUE                 BOARD MEMBER, SACRED HEART
MANAGING DIRECTOR             ELEMENTARY SCHOOL, 75 COMMERCIAL
                              ST.,WEYMOUTH, MA 02188; BOARD OF
                              DIRECTORS MEMBER AND TREASURER,
                              WHITTEMORE SHORES CONDOMINIUM
                              ASSOCIATION, BRIDGEWATER, NH
                              03222


PAUL K. MICHAUD               PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT, UNION
                              BANK OF SWITZERLAND,
                              BAHNHOFSTRASSE 45, 8021 ZURICH,
                              SWITZERLAND


CAROL H. MILLER               BOARD MEMBER, THE ROBBINS-DE
ASSISTANT VICE PRESIDENT      BEAUMONT FOUNDATION, C/O SULLIVAN
                              & WORCESTER, ONE POST OFFICE
                              SQUARE, BOSTON, MA 02109; BOARD
                              MEMBER, BURKE MTN. ACADEMY, EAST
                              BURKE, VT; BOARD MEMBER, THE
                              LYRIC STAGE THEATER, 140
                              CLARENDON ST., BOSTON, MA  02116;
                              BOARD MEMBER, THE BOSTON MODERN
                              ORCHESTRA PROJECT, P.O. BOX
                              39134, CAMBRIDGE, MA 02139


CHRISTOPHER G. MILLER         PRIOR TO JANUARY, 1998, Portfolio
VICE PRESIDENT                Manager,         ANALYTIC TSA
                              GLOBAL ASSET MANAGEMENT, 700 SO.
                              FLOWER ST., LOS ANGELES, CA 90017



WILLIAM H. MILLER             PRIOR TO OCTOBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND ASSET PORTFOLIO
                              MANAGER, DELAWARE MANAGEMENT, ONE
                              COMMERCE SQUARE, PHILADELPHIA, PA


JEANNE L. MOCKARD             TRUSTEE, THE BRYN MAWR SCHOOL,
SENIOR VICE PRESIDENT         109, W. MELROSE AVENUE,
                              BALTIMORE, MA 21210


GERARD I. MOORE               PRIOR TO AUGUST, 1997, VICE
VICE PRESIDENT                PRESIDENT/EQUITY RESEARCH, BOSTON
                              COMPANY ASSET MANAGEMENT, ONE
                              BOSTON PLACE, BOSTON, MA 02109


KELLY A. MORGAN               PRIOR TO SEPTEMBER, 1996, SENIOR
SENIOR VICE PRESIDENT         VICE PRESIDENT AND INTERNATIONAL
                              PORTFOLIO MANAGER, ALLIANCE
                              CAPITAL MANAGEMENT, 1345 AVENUE
                              OF THE AMERICAS, NEW YORK, NY
                              10020


DONALD E. MULLIN              CORPORATE REPRESENTATIVE AND
SENIOR VICE PRESIDENT         BOARD MEMBER, DELTA DENTAL PLAN
                              OF MASSACHUSETTS, 10 PRESIDENTS
                              LANDING, P.O. BOX 94104, MEDFORD,
                              MA 02155


GAYLE M. O'CONNELL            PRIOR TO MARCH, 1997, ASSISTANT
ASSISTANT VICE PRESIDENT      DIRECTOR OF HUMAN RESOURCES, ITT
                              SHERATON CORPORATION, 60 STATE
                              ST., BOSTON, MA  02109


STEPHEN S. OLER               PRIOR TO JUNE, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT, TEMPLETON INVESTMENT
                              COUNSEL, 500 E. BROWARD BLVD.,
                              FT. LAUDERDALE, FL  33394


KERRY M. OWENS                PRIOR TO JULY, 1998, MARKETING
ASSISTANT VICE PRESIDENT      MANAGER, ABN AMRO, 199
                              BISHOPSGATE, LONDON, ENGLAND,
                              EC2M 3TY; PRIOR TO APRIL, 1997,
                              ASSISTANT MANAGER, CITIBANK, 336
                              STRAND, LONDON, ENGLAND, WC2


KIMBERLY A.M. PAGE            PRIOR TO FEBRUARY, 1998, SENIOR
ASSISTANT VICE PRESIDENT      CONSULTANT, ANDERSEN CONSULTING,
                              100 WILLIAMS ST., WELLESLEY, MA
                              02181


MARGERY C. PARKER             PRIOR TO DECEMBER, 1997, VICE
SENIOR VICE PRESIDENT         PRESIDENT AND PORTFOLIO MANAGER,
                              KEYSTONE INVESTMENTS 200 BERKELEY
                              STREET, BOSTON, MA  02101


CARMEL PETERS                 PRIOR TO APRIL, 1997, MANAGING
SENIOR VICE PRESIDENT         DIRECTOR/CHIEF INVESTMENT ASIA
                              PACIFIC, WHELLOCK NATWEST
                              INVESTMENT MANAGEMENT, LTD,
                              NATWEST TOWER, TIMES SQUARE,
                              CAUSEWAY BAY, HONG KONG, CHINA


WILLIAM PERRY                 PRIOR TO SEPTEMBER, 1997, SENIOR
VICE PRESIDENT                TRADER, FIDELITY MANAGEMENT &
                              RESEARCH, 82 DEVONSHIRE ST.,
                              BOSTON, MA  02110


KEITH PLAPINGER               CHAIRMAN AND TRUSTEE, ADVENT
VICE PRESIDENT                SCHOOL, 17 BRIMMER ST., BOSTON,
                              MA  02108


CHARLES E. PORTER             TRUSTEE, ANATOLIA COLLEGE, 130
EXECUTIVE VICE PRESIDENT      BOWDOIN ST., SUITE 1201, BOSTON,
                              MA 02108; GOVERNOR, HANDEL &
                              HAYDEN SOCIETY, HORTICULTURE
                              HALL, 300 MASSACHUSETTS AVE.,
                              BOSTON, MA 0215


GEORGE PUTNAM                 CHAIRMAN AND DIRECTOR, PUTNAM
CHAIRMAN AND DIRECTOR         MUTUAL FUNDS CORP.; DIRECTOR, THE
                              BOSTON COMPANY, INC., ONE BOSTON
                              PLACE, BOSTON, MA 02108;
                              DIRECTOR, BOSTON SAFE DEPOSIT AND
                              TRUST COMPANY, ONE BOSTON PLACE,
                              BOSTON, MA 02108; DIRECTOR,
                              FREEPORT-MCMORAN, INC., 200 PARK
                              AVENUE, NEW YORK, NY 10166;
                              DIRECTOR, GENERAL MILLS, INC.,
                              9200 WAYZATA BOULEVARD,
                              MINNEAPOLIS, MN  55440; DIRECTOR,
                              HOUGHTON MIFFLIN COMPANY, ONE
                              BEACON STREET, BOSTON, MA 02108;
                              DIRECTOR, MARSH & MCLENNAN
                              COMPANIES, INC., 1221 AVENUE OF
                              THE AMERICAS, NEW YORK, NY
                              10020; DIRECTOR, ROCKEFELLER
                              GROUP, INC., 1230 AVENUE OF THE
                              AMERICAS, NEW YORK, NY 10020;
                              TRUSTEE, MASSACHUSETTS GENERAL
                              HOSPITAL, FRUIT STREET, BOSTON,
                              MA 02114; MCLEAN HOSPITAL 115
                              MILL ST., BELMONT,MA 02178; THE
                              COLONIAL WILLIAMSBURG FOUNDATION,
                              POST OFFICE BOX 1776,
                              WILLIAMSBURG, VA 23187; THE
                              MUSEUM OF FINE ARTS, 465
                              HUNTINGTON AVENUE, BOSTON, MA
                              02115; WGBH FOUNDATION, 125
                              WESTERN AVENUE,BOSTON, MA 02134;
                              THE NATURE CONSERVANCY, POST
                              OFFICE SQUARE BUILDING, 79 MILK
                              ST., SUITE 300, BOSTON, MA 02109;
                              TRUSTEE, THE JACKSON LABORATORY,
                              600 MAIN ST., BAR HARBOR, ME 04


ROBERT A. PIEPENBURG          PRIOR TO DECEMBER, 1997,
VICE PRESIDENT                ASSISTANT VICE PRESIDENT,
                              BANKBOSTON CORP./BOSTON SECURITY,
                              100 FEDERAL ST., BOSTON, MA
                              02106


ELIZABETH PRICE               PRIOR TO JANUARY, 1998,
ASSISTANT VICE PRESIDENT      INVESTMENT ANALYST, SCHRODER
                              INVESTMENT MANAGEMENT LIMITED, 33
                              GUTTER LANE, LONDON, EC2V 8AS,
                              ENGLAND


EDWARD QIAN                   PRIOR TO FEBRUARY, 1998, BACK BAY
VICE PRESIDENT                ADVISORS, 399 BOYLSTON ST.,
                              BOSTON, MA  02116; PROR TO
                              SEPTEMBER, 1996, POST-DOCTORATE
                              RESEARCH, MASSACHUSETTS INSTITUTE
                              OF TECHNOLOGY, 77 MASSACHUSETTS
                              AVENUE, CAMBRIDGE, MA  02109


KEITH QUINTON                 DIRECTOR, ELEAZAR, INC., WEST
SENIOR VICE PRESIDENT         WHEELOCK ST., HANOVER, NH  03755



THOMAS V. REILLY              TRUSTEE, KNOX COLLEGE, 2 EAST
MANAGING DIRECTOR             SOUTH ST., GALESBURG, IL 61401



MARC J. RITENHOUSE            PRIOR TO JANUARY, 1998, DIRECTOR
VICE PRESIDENT                OF FINANCE, FIDELITY INVESTMENTS,
                              INC., 82 DEVONSHIRE ST., BOSTON,
                              MA  02109


OLIVER RUDIGOZ                PRIOR TO APRIL, 1998, PORTFOLIO
VICE PRESIDENT                MANAGER, PARIBAS ASSET
                              Management, #3 Rue D'Antin,
                              Paris, France, 75002



Michael V. Salm               Prior to November, 1997, Mortgage
VICE PRESIDENT                Analyst, Blackrock Financial
                                      345 Park Ave., New York,
                              NY  10010


Robert J. Schoen              Prior to June, 1997, Sole
ASSISTANT VICE PRESIDENT      Proprietor, Schoen Timing
                              Strategies,         315 E. 21st
                                     , New York, NY  10010


Justin M. Scott               Director, DSI PROPRIETIES
MANAGING DIRECTOR             (Neja) Ltd., Epping Rd., Reydon,
                              Essex CM19 5RD


Max S. Senter                 General Partner, M.S. Senter &
SENIOR VICE PRESIDENT         Sons Partnership, 4900
                              Fayetteville        Rd., Raleigh,
                              NC  27611





Edward Shadek, Jr.            Prior to March, 1997, Portfolio
VICE PRESIDENT                Manager, Newhold Asset
                              Management, 950 Haverford Rd.,
                              Bryn Mawr, PA  19010


Raj Ken Sharma                Prior to January, 1998, Vice
VICE PRESIDENT                President and Portfolio Manager,
                                      Fleet Financial, 75 State
                              Street, Boston, MA  02106


        GORDON H. SILVER              Trustee, Wang Center for
        MANAGING DIRECTOR     the Performing Arts, 270 Tremont
                              St., BOSTON, MA  02116


        DAVID M. SILK         MEMBER OF BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         JOBS FOR BAY STATE GRADUATES, 451
                              ANDOVER ST., SUITE 305, NORTH
                              ANDOVER, MA 01845

Steven Spiegel                Director, Ultra         DIAMOND
SENIOR MANAGING DIRECTOR      AND GOLD OUTLET., 29 East Madison
                              St., SUITE 1800, Chicago, IL
                              60602; DIRECTOR, FACES NEW YORK
                              UNIVERSITY MEDICAL CENTER, 550
                              FIRST AVENUE, NEW YORK, NY
                              10016;        Trustee, Babson
                              College, One College Drive,
                              Wellesley, MA  02157;


Christopher A. Spurlock       Prior to May, 1997, Sales Trader,
VICE PRESIDENT                J.P. Morgan, 60 Wall St.,
                              New York, NY


Michael P. Stack              Prior to November, 1997, Senior
SENIOR VICE PRESIDENT         Vice President and Portfolio
                                      Manager,  Independence
                              Investment Associates, 53 State
                              St., Boston, MA  02109


Casey         STRUMPFT        Prior to January, 1997, Director,
SENIOR VICE PRESIDENT         Blue Cross and Blue SHIRELD,
                                      100 Summer St., Boston,
                              MA  02110


                              Prior to February, 1998, Vice
                              President, Corporate Research
Robert E. Sweeney                     Smith Barney, One New
VICE PRESIDENT                York Plaza, New York, NY 10004


Judith H. Swirbalus           Prior to January, 1998, Alex,
VICE PRESIDENT                Brown & Sons, One South St.,
                                      Baltimore, MD  21202


JOHN C. TALANIAN              MEMBER OF BOARD OF DIRECTORS, THE
MANAGING DIRECTOR             JAPAN SOCIETY OF BOSTON, ONE MILK
                              STREET, BOSSTON, MA 02109


Robert J. Toner               Prior to September, 1998,
ASSISTANT VICE PRESIDENT      Associate, Goodwin Procter &
                              Hoar,         LLP, Exchange
                              Place, Boston, MA  02109


John R. Tonkin                Prior to January, 1998, Analyst,
ASSISTANT VICE PRESIDENT      Credit Suisse First Boston
                                      Celtic Towers, The
                              Terrace        Wellington, New
                              Zealand


                              Prior to September, 1997,
                              Staffing Lead, Cisco Systems, 250
Scott G. Vierra               APOLIO         Drive, Chelmsford,
VICE PRESIDENT                MA  01824



David L. Waldman              Prior to June, 1997, Senior
MANAGING DIRECTOR             Portfolio Manager, Lazard Feres
                                      Asset Management, 30
                              Rockefeller Center, New York, NY
                              10112


Paul C. Warren                Prior to May, 1997, Director, IDS
SENIOR VICE PRESIDENT         Fund Management, LT,         One
                              Pacific Place,         SQUENSWAY,
                              Hong Kong, China


DIERDRE WEST-SMITH            TRUSTEE, ST. JAMES CONDO
ASSISTANT VICE PRESIDENT      ASSOCIATION, 66 ST. JAMES ST.,
                              ROXBURY, MA 02119


Eric Wetlaufer                        PRESIDENT AND MEMBER OF
        Managing Director     BOARD OF DIRECTORS, THE BOSTON
                              SECURITY ANALYSTS SOCIETY, INC.,
                              100 BOYLSTON ST., SUITE 1050,
                              Boston, MA         02110


EDWARD F. WHALEN              MEMBER OF THE BOARD OF DIRECTORS,
SENIOR VICE PRESIDENT         HOCKOMOCK AREA YMCA, 300 ELMWOOD
                              ST., NORTH ATTLEBORO, MA 02760


Burton Wilson                 Prior to March, 1997, Associate
VICE PRESIDENT                Investments         Banking,
                                      Robertson Stephens & Co.,
                              555 California St., Suite 2600,
                              San Francisco, CA  94104


        RICHARD P. WYKE               DIRECTOR, SALEM YMCA, ONE
Senior Vice President         SEWALL ST., SALEM, MA 01970



Scott D. Zaleski              Prior to May, 1997, Investment
ASSISTANT VICE PRESIDENT      Officer, State Street Bank &
                                      Trust, 1776 Heritage Dr.,
                              Quincy, MA 02171; Prior to
                              September, 1996, Investment
                              Associate Fidelity Investments,
                              82 Devonshire St., Boston, MA
                              02109



Michael P. Zeller             Prior to July, 1997, Sales
VICE PRESIDENT                        MANGER, NYNEX Information
                                      Resources, 35 Village
                                      R., Middleton, MA  01949


ITEM 27. PRINCIPAL UNDERWRITER

(a) Putnam Mutual Funds Corp. is the principal underwriter for each of the following investment companies, including the
Registrant:

Putnam American Government Income Fund, Putnam Arizona Tax Exempt Income Fund, Putnam Asia Pacific Growth Fund, Putnam Asset Allocation Funds, Putnam Balanced Retirement Fund, Putnam California Tax Exempt Income Fund, Putnam California Tax Exempt
Money Market Fund, Putnam Capital         OPPORTUNITITES Fund,
Putnam Convertible Income-Growth Trust, Putnam Diversified Equity
Trust, Putnam Diversified Income Trust,        Putnam Equity
Income Fund, Putnam Europe Growth Fund,         Putnam Florida
Tax Exempt Income Fund, Putnam Funds Trust, The George Putnam Fund of Boston, Putnam Global Governmental Income Trust, Putnam Global Growth Fund, Putnam Global Natural Resources Fund, The Putnam Fund for Growth and Income, Putnam Growth and Income Fund II, Putnam Health Sciences Trust, Putnam High Yield Trust, Putnam
High Yield Advantage Fund, Putnam High         QUALITY BOND FUND,
Putnam Income Fund, Putnam Intermediate U.S. Government Income Fund, PUTNAM INTERNATIONAL GROWTH FUND, Putnam Investment Funds, Putnam Investors Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam Money Market Fund, Putnam Municipal Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam New Opportunities Fund, Putnam New York Tax Exempt Income Fund, Putnam New York Tax Exempt Money Market Fund, Putnam New York Tax Exempt Opportunities Fund, Putnam Ohio Tax Exempt Income Fund, Putnam OTC & Emerging Growth Fund, Putnam Pennsylvania Tax Exempt Income Fund, Putnam Preferred Income Fund, PUTNAM STRATEGIC INCOME FUND, Putnam Tax Exempt Income Fund, Putnam Tax Exempt Money Market Fund, Putnam Tax-Free Income Trust, Putnam U.S. Government Income Trust, Putnam Utilities Growth and Income Fund, Putnam Variable Trust, Putnam Vista Fund, Putnam Voyager Fund, Putnam Voyager Fund II.

(b) The directors and officers of the Registrant's principal underwriter are listed below. The principal business address of each person is One Post Office Square, Boston, MA 02109:


         Name            Positions and     Positions and
                            Offices           Offices
                        with Underwriter  with Registrant
Aaron,Jeff F.          Asst. Vice              None
                       President
Adduci,John V.         Vice President          None
Albanese,Frank         Vice President          None
Alberts,Richard W.     Asst. Vice              None
                       President
Alden,Donald F.        Vice President          None
Alders,Christopher A.  Senior Vice             None
                       President
Alpaugh,Christopher S. Vice President          None
Amisano,Paulette C.    Vice President          None
Andrews,Margaret       Vice                    None
                       President
Arends,Michael K.      Senior Vice             None
                       President
Asher,Steven E.        Senior Vice             None
                       President
Avery,Scott A.         Senior Vice             None
                       President
Aymond,Christian E.    Senior Vice             None
                       President
Aymond,Colin C.        Vice President          None
Battit,Suzanne J       Vice President          None
Beatty,Steven M.       Senior Vice             None
                       President
Bent,John J.           Vice President          None
Beringer,Thomas        VICE President          None
        C.
Berka,Sharon A.        Senior Vice             None
                       President
Boneparth,John F.      Managing Director       None
Bonfilio Jr.,Peter J.  Asst. Vice              None
                       President
Bouchard,Keith R.      Senior Vice             None
                       President
Bradford Jr.,Linwood   Senior Vice             None
E.                             President
Brennan,Mary Ann       Asst. Vice              None
                       President
Bresnahan,Leslee R.    Senior Vice             None
                       President
Brockelman,James D.    Senior Vice             None
                       President
Brookman,Joel S.       Vice President          None
Brown,Timothy K.       Senior Vice             None
                       President
Buckner,Gail D.        Senior Vice             None
                       President
Burke,Robert W.        Sr Managing             None
                       Director
Cabana,Susan D.        Vice President          None
Callahan,Thomas C.     Asst. Vice              None
                       President
Capone,Robert G.       Senior Vice             None
                       President
Cartwright,Patricia A. Asst.         Vice      None
                       President
Casey,David M.         Vice President          None
Castle Jr.,James R.    Vice PRESIDENT          NONE
CHAPMAN,THOMAS E.      VICE President          None
Chase,Mary Claire      Vice President          None
Chrostowski,Louis F.   Senior Vice             None
                       President
Church,Daniel J.       Vice President          None
Clark,Richard B.       Senior Vice             None
                       President
Clermont,Mary          Asst. Vice              None
                       President
Clinton,John C.        Asst. Vice              None
                       President
Collman,Kathleen M.    Sr Managing             None
                       Director
Commane,Karen L.       Asst. Vice              None
                       President
Coneeny,Mark L.        Senior Vice             None
                       President
Connelly,              Senior Vice             None
Donald A.              President
Connolly,Karen E.      Asst. Vice              None
                       President
Conyers,Barry M.       Vice President          None
Corbett,Dennis         Vice President          None
Corvinus,F. Nicholas   Senior Vice             None
                       President
Cosmer,Thomas A.       Senior Vice             NONE
                       PRESIDENT
COTTO,STEPHEN P        ASST. VICE              None
                       President
Cristo,Chad H.         Vice President          None
Cropper,Joy Bacher     Asst. Vice              None
                       President
Crowley,Colleen J.     Asst. Vice              None
                       President
Curran,Peter J.        Senior Vice             None
                       President
Dahill,Jessica E.      Vice President          None
Daly,Kenneth L.        Managing Director       None
Dane,Edward H.         Senior Vice             None
                       President
Daylor,Donna M.        Vice President          None
Days,Nancy M.          Asst. Vice              None
                       President
De Oliveira-           Asst. Vice              None
Smith,Pamela           President
Deluse,Laura R.        Asst. Vice              None
                       President
DeMont,Lisa M.         Vice President          None
Dennehy,Teresa F.      Vice PRESIDENT          NONE
DERBYSHIRE,RALPH C     SENIOR VICE             NONE
                       PRESIDENT
DEVIN,RENATE S.        SENIOR VICE             None
                       President
DiRe,Lisa M.           Asst. Vice              None
                       President
DiStasio,Karen E.      Vice President          None
Dolan,Michael G.       Vice President          None
Donaldson,Scott M.     Vice President          None
Duffy,Deirdre E.       Senior Vice             None
                       President
Durbin,Emily J.        Vice PRESIDENT          NONE
DURKEE,CHRISTINE       ASST. VICE              None
                       President
Edlin,David B.         Managing Director       None
Eisenkraft,Gail A.     Managing Director       None
English,James M.       Senior Vice             None
                       President
Esposito,Vincent       Managing                NONE
                       DIRECTOR
FARRELL,DEBORAH S.     SENIOR VICE             None
                       President
Feldman,Susan H.       Senior Vice             None
                       President
Fisher,C. Nancy        Managing Director       None
Fishman,Mitchell B.    Senior Vice             None
                       President
Fiumara,Joseph C.      Vice President          None
Flaherty,Patricia C.   Senior Vice             None
                       President
Fleisher,Kate          Vice                    NONE
                       PRESIDENT
FOLEY,TIMOTHY P.       VICE PRESIDENT          NONE
FROST,KAREN T.         SENIOR Vice             None
                       President
Fullerton,Brian J.     Senior Vice             None
                       President
Gates,Judy S.          Senior Vice             None
                       President
Gennaco,Joseph P.      Senior Vice             NONE
                       PRESIDENT
GIBBS,STEPHEN C.       VICE President          None
Gindel,Caroline E.     Asst. Vice              None
                       President
Goodfellow,Mark D.     Vice President          None
Goodman,Robert         Managing Director       None
Gould,Carol J.         Asst. Vice              NONE
                       PRESIDENT
]GRACE,Anthony J.      Asst. Vice              None
                       President
Grace,Linda K.         Vice PRESIDENT          NONE
GREENWOOD,DANIEL W.    VICE President          None
Grossberg,Jill         Asst. Vice              None
                       President
Grove,Denise           Vice President          None
Guay,Timothy R.        Asst. Vice              None
                       President
Gubala,Jeffrey P.      Vice President          None
Guerin,Donnalee        Asst. Vice              None
                       President
Guerra,Salvatore F.    Vice PRESIDENT          NONE
HAINES,JAMES B.        ASST. VICE              None
                       President
Hall,Debra L.          Vice President          None
Halloran,James E.      Vice President          None
Halloran,Thomas W.     Senior Vice             None
                       President
Harbeck,John D.        Vice President          None
Harrington,Bruce D.    Vice President          None
Hartigan,Craig W.      Vice President          None
Hartley,Deborah M.     Asst. Vice              None
                       President
Hawkins III,Howard W.  Vice President          None
Hayes-Castro,Deanna R. Vice                    None
                       President
Hedstrom,Gayle A.      Asst. Vice              None
                       President
Heffernan,Paul P.      Senior Vice             None
                       President
Heimanson,Susan M.     Senior Vice             None
                               President
Holly Sr.,Jeremiah K.  Vice President          None
Holmes,Maureen A.      Asst. Vice              None
                       President
Hooley,Daniel F Jr.    Asst. Vice              None
                       President
Hoyt,Paula J.          Asst. Vice              None
                       President
Hurley,William J.      Managing Director       NONE
                       &         CFO
HUTCHINS,ROBERT B.     VICE PRESIDENT          NONE
ISGUR,Marianne P.      Asst. Vice              None
                       President
Jacobsen,Dwight D.     Managing                NONE
                       DIRECTOR
JORDAN,Stephen R.      Asst. Vice              None
                       President
Kapinos,Peter J.       Vice President          None
Kay,Karen R.           Senior Vice             NONE
                       PRESIDENT
KELEHER,KEVIN J.       ASST. VICE              None
                       President
Kelley,Brian J.        Vice President          None
Kelly,A.Siobhan        Asst. Vice              None
                       President
Kennedy,Alicia C.      Asst.         Vice      None
                       President
King,David         L.  MANAGING DIRECTOR       NONE
KING,DAVID R.          VICE PRESIDENT          NONE
KINOSHITA,TAKASHI      VICE President          None
Kinsman,Anne           Senior Vice             None
                       President
Kirk,Deborah H.        Senior Vice             None
                       President
Koontz,Jill A.         Senior Vice             None
                       President
Kreutzberg,Howard H.   Senior Vice             None
                       President
Krieger,Marjorie B.    Vice President          None
Lacascia,              VICE PRESIDENT          NONE
CHARLES M.
LANDERS,BRUCE M.       VICE President          None
Lane,Linda             Asst. Vice              None
                       President
LaPierre,Christopher W Asst. Vice              None
                       President
Lathrop,James D.       Senior Vice             None
                       President
Lawlor,Stephanie T.    Asst. Vice              None
                       President
Leary,Joan M.          Vice President          None
Ledbetter,Charles C.   Vice President          None
Leipsitz,Margaret      Asst. Vice              None
                       President
Lemire,Kevin           Vice President          None
Leonardo,Christine A.  Vice President          None
Levy,Eric S.           Senior Vice             NONE
                       PRESIDENT
LEVY,NORMAN S.         VICE President          None
Lewandowski Jr.,Edward Vice President          None
V.
Lewandowski,Edward V.  Senior Vice             None
                       President
Li,Mei                 Asst. Vice              None
                       President
Lieberman,Samuel L.    Vice President          None
Lifsitz,David M.       Vice President          None
Lilien,David R.        Vice President          None
Linehan,Ann-Marie      Asst. Vice              None
                       President
Litant,Lisa M.         Asst. Vice              None
                       President
Lockwood,Maura A.      Senior Vice             None
                       President
Lomba,Rufino R.        Senior Vice             None
                       President
Long,Gregory T.        Vice President          None
Lucey,Kevin J          Vice President          None
Lucey,Robert           DIRECTOR                NONE
F.
LUCEY, THOMAS          PRESIDENT AND           NONE
                       DIRECTOR
LYONS,Robert F.        Asst. Vice              None
                       President
Malatos,Ann            Vice President          None
Mallin,Bonnie J.       Senior VICE             NONE
                       PRESIDENT
MALOOF,RENEE L.        ASST. Vice              None
                       President
Mancini,Dana           Asst. Vice              NONE
                       PRESIDENT
MANNING,GEORGE J.      VICE President          None
Manthorne,Heather M.   Asst. Vice              None
                       President
Maravel,Alexi A.       Asst. Vice              None
                       President
Marius,Frederick S.    Vice President          None
McAvoy,Bridget         Asst. Vice              None
                       President
McCafferty,Karen A.    Vice President          None
McCarthy,Anne B.       Asst. Vice              None
                       President
McConville,Paul D.     Senior Vice             None
                       President
McCracken,Brian        Asst. Vice              None
                       President
McCutcheon,Bruce A     Senior Vice             None
                       President
McDermott,Daniel E.    Asst. Vice              None
                       President
McKenna,Mark J.        Senior Vice             None
                       President
McNamara,Laura         Vice President          None
McNamee,Mary G.        Asst. VICE              NONE
                       PRESIDENT
MEAGHER,DOROTHY B.     ASST. Vice              None
                       President
Metelmann,Claye A.     Vice President          None
Milgroom,Eric D.       Asst. Vice              None
                       President
Miller,Bart D.         Senior Vice             None
                       President
Miller,                Managing Director       None
Jeffrey M.
Mills,Ronald K.        Vice President          None
Minsk,Judith           Asst. Vice              None
                       President
Mintzer,Matthew P.     Senior Vice             None
                       President
Monahan,Kimberly A.    Vice President          None
Moody,Paul R.          Vice PRESIDENT          NONE
MOONIN,SARA R.         ASST. VICE              None
                       President
Moret,Mitchell L.      Senior Vice             None
                       President
Mosher,Barry L.        Asst. Vice              None
                       President
Mullen,Donald E.       Senior Vice             None
                       President
Murphy JR.,KENNETH W.  ASST. VICE              NONE
                       PRESIDENT
MURPHY,Paul G.         Vice President          None
Murray,Brendan R.      Vice President          None
Nadherny,Robert        Senior Vice             None
                       President
Natale,Ellen E.        Asst. VICE              NONE
                       PRESIDENT
NAUEN,KIMBERLY PAGE    ASST. Vice              None
                       President
Neary,Ellen R.         Vice President          None
Nelson,Alexander L.    Managing Director       None
Newell,Amy Jane        Vice President          None
Nickodemus,John P.     Senior Vice             None
                       President
Nickse,Gail A.         Asst. Vice              None
                       President
O'Brien,Lois C.        Vice President          None
O'Brien,Nancy E.       Vice President          None
O'Connell,Gayle M.     Asst. Vice              None
                       President
Onofrio,Ellen          Asst. Vice              NONE
                       PRESIDENT
OWENS,KERRY M.         ASST. Vice              None
                       President
Palmer,Patrick J.      Vice President          None
Palombo,Joseph R.      Managing                NONE
                       DIRECTOR
PANESSA,BRIAN          VICE PRESIDENT          NONE
PAPES,Scott A.         Vice President          None
Parr,Cynthia O.        Vice President          None
Pelletier,Dale M.      Vice President          None
Peterson,Jennifer H.   Asst. Vice              None
                       President
Peterson,              VICE PRESIDENT          NONE
KATHRYN L.
PETRALIA,RANDOLPH S.   SENIOR VICE             None
                       President
Phoenix,John G.        Senior Vice             None
                       President
Phoenix,Joseph         Senior Vice             None
                       President
Plapinger,Keith        Senior Vice             NONE
                               PRESIDENT
POWERS,BRIAN S.        ASST. Vice              None
                       President
Present,Howard B.      Senior Vice             None
                       President
Pulkrabek,Scott M.     Vice President          None
Putnam,George          Director            Chairman and

                                             PRESIDENT
REZABEK,Joseph L.      Asst. Vice              None
                       President
Riley,Megan G.         Asst. Vice              None
                       President
Ritenhouse,Marc J.     Vice President          None
Rodammer,Kris          Vice President          None
Rogers,Deborah A.      Vice President          None
Rothman,Debra V.       Vice President          None
Rowe,Robert B.         Vice                    None
                       President
Ruys de Perez,Charles  Senior Vice             None
A.                     President
Ryan,Carolyn M.        Asst. Vice              None
                       President
Ryan,Deborah A.        Vice                    None
                       President
Saunders,Catherine A.  Senior Vice             None
                       President
Saunders,Robbin L.     Vice President          None
Saur,Karl W.           Vice President          None
Scanlon,Michael M.     Vice President          None
Schaefer,Jennifer L.   Asst. Vice              None
                       President
Schofield,Shannon D.   Vice President          None
Schroeder,Paul R.      Asst. Vice              None
                       President
Schultz,Mitchell D.    Managing Director       None
Scordato,Christine A.  Senior Vice             None
                       President
Scott,Joseph W.        Asst. Vice              None
                       President
Segers,Elizabeth R.    Senior Vice             None
                       President
Shamburg,John B.       Vice President          None
Sharpless,Kathy G.     Managing                NONE
                       DIRECTOR
SHIEBLER,WILLIAM N.    DIRECTOR           VICE PRESIDENT
SHORT,JONATHAN D.      SENIOR VICE             NONE
                       PRESIDENT
SILVER,GORDON H.       SENIOR Managing    Vice President
                       Director
Skistimas Jr,John J.   Vice President          None
Smith,Stuart C.        Asst. Vice              None
                       President
Southard,Peter J.      Vice President          None
Spiegel,Steven         Sr Managing             None
                       Director
Stack,Michael P.       Senior Vice             None
                       President
Stanojev,Nicholas T.   Senior Vice             NONE
                               PRESIDENT
STARR,LOREN M.         MANAGING DIRECTOR       NONE
STEINBERG,Lauren B.    Asst. Vice              None
                       President
Stern,Derek A.         Asst. Vice              None
                       President
Stickney,Paul R.       Senior Vice             None
                       President
Strumpf,Casey          Senior Vice             None
                       President
Sullivan,Brian L.      Senior Vice             None
                       President
Sullivan,Donna G       Vice President          None
Sullivan,Elaine M.     Senior Vice             None
                       President
Sullivan,Guy           Managing Director       None
Sullivan,Kevin J.      Senior Vice             None
                       President
Sullivan,Maryann       Asst. Vice              None
                       President
Sutherland,George C.   Vice                    NONE
                       PRESIDENT
SWEENEY,JANET C.       SENIOR VICE             NONE
                       PRESIDENT
TALANIAN,JOHN C.       MANAGING DIRECTOR       NONE
TANNER,B Iris          Vice President          None
Tavares,April M.       Asst. Vice              None
                       President
Taylor,David S.        Vice President          None
Telling,John R.        Senior Vice             None
                       President
Tercha,Cynthia         Vice President          None
Thomas,Tracy           ASST. Vice              None
E.                     President
Tibbetts,Richard B.    Managing Director       None
Tirado,Patrice M.      Vice PRESIDENT          NONE
TONER,ROBERT J.        ASST. VICE              None
                       President
Tosi,Janet E.          Vice President          None
Troped,Bonnie L.       Senior Vice             None
                       President
Trowbridge,Wendy S.    Asst. Vice              None
                       President
Twigg,Christine M.     Asst. Vice              None
                       President
Vander Linde,Douglas   Senior Vice             None
J.                     President
Verani,John R.         Senior Vice        Vice President
                       President
Vierra,Scott G.        Vice                    None
                       President
Waters,Mitchell J.     Vice                    None
                       President
West-Smith,Deirdre     Asst. Vice              NONE
                       PRESIDENT
WHALEN,Brian           Vice President          None
Whalen,Edward F.       Senior Vice             None
                       President
Whitaker,J. Greg       Vice President          None
White,J. Bennett       Vice                    None
                       President
Wolfson,Jane           Senior Vice             None
                       President
Woloshin,Benjamin I.   Senior Vice             None
                       President
Woolverton,William H.  Managing Director       None
Zeller,Michael P.      Vice President          None
Zografos,Laura J.      Vice President          None
Zukowski,Virginia A.   Senior Vice        None
                       President






 Item 30.  Location of Accounts and Records

      Persons maintaining physical possession of accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder are Registrants' Clerk, Beverly Marcus; Registrants' investment adviser, Putnam Investment Management, Inc.; Registrants' principal underwriter, Putnam Mutual Funds Corp.; Registrants' custodian, Putnam Fiduciary Trust Company ("PFTC"); and Registrant's transfer and dividend disbursing agent, Putnam Investor Services, a division of PFTC. The address of the Clerk, investment adviser, principal underwriter, and custodian and transfer and dividend disbursing agent is One Post Office Square, Boston, Massachusetts 02109.

 Item 31.  Management Services

         None.

 Item 32.  Undertakings

           Each Registrant undertakes to furnish to each person to whom a prospectus of that Registrant is delivered a copy of that Registrant's latest annual report to shareholders, upon request and without charge.


                     CONSENT OF INDEPENDENT ACCOUNTANTS


We consent to the incorporation by reference in the Prospectuses and Statements of Additional Information constituting part of the Post-Effective Amendments, as noted below, to the Registration Statements, of our reports, as dated below, on our audits of the financial statements and financial highlights of the Funds, which reports are included in the Annual Reports for Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam Massachesetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund, and Putnam Pennsylvania Tax Exempt Income Fund for the year ended May 31, 1998, which is incorporated by reference in the Registration Statements:
                                                 Post-Effective
Fund                File #         Date of Report       Amendment
 Arizona       33-37992       July 14, 1998       9
 Florida       33-35677       July 14, 1998       9
 Massachusetts      33-5416        July 15, 1998        18

 Michigan           33-8923        July 13, 1998        18
 Minnesota     33-8916        July 10, 1998       18
 Ohio          33-8924        July 15, 1998       18
 New Jersey    33-32550       July 10, 1998       9
 Pennsylvania  33-28321       July 13, 1998       11

We also consent to the references to our Firm under the caption
"Independent Accountants and Financial Statements" in the
Statement of Additional Information and under the heading
"Financial highlights" in such Prospectuses.

PricewaterhouseCoopers
Boston, Massachusetts
September 25, 1998
                                   NOTICE

     Copies of the Agreement and Declaration of Trust of each of Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund are on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of each Registrant by an officer of such Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees, officers or shareholders individually but are binding only upon the assets and property of the Registrants.

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Arizona Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Arizona Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow


                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Florida Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Florida Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow


                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Massachusetts Tax
Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Massachusetts Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title              Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Michigan Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Michigan Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Minnesota Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Minnesota Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam New Jersey Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam New Jersey Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Ohio Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy
W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Ohio Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Pennsylvania Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Pennsylvania Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ Paul L. Joskow
----------------------       Trustee         January 9, 1998
Paul L. Joskow

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Arizona Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Arizona Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Florida Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Florida Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Massachusetts Tax
Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Massachusetts Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title              Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Michigan Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Michigan Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Minnesota Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Minnesota Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam New Jersey Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam New Jersey Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Ohio Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy
W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Ohio Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III

                             POWER OF ATTORNEY

    I, the undersigned Trustee of Putnam Pennsylvania Tax Exempt Income Fund, hereby severally constitute and appoint George Putnam, Charles E. Porter, Gordon H. Silver, Edward A. Benjamin, Timothy W. Diggins and John W. Gerstmayr, and each of them singly, my true and lawful attorneys, with full power to them and each of them, to sign for me, and in my name and in the capacity indicated below, the Registration Statement on Form N-1A of Putnam Pennsylvania Tax Exempt Income Fund and any and all amendments (including post-effective amendments) to said Registration Statement and to file the same with all exhibits thereto, and other documents in connection therewith, with the Securities and Exchange Commission, granting unto my said attorneys, and each of them acting alone, full power and authority to do and perform each and every act and thing requisite or necessary to be done in the premises, as fully to all intents and purposes as he might or could do in person, and hereby ratify and confirm all that said attorneys or any of them may lawfully do or cause to be done by virtue thereof.

    WITNESS my hand and seal on the date set forth below.

Signature                         Title               Date

/s/ John H. Mullin, III
----------------------       Trustee         January 9, 1998
John H. Mullin, III


                                 SIGNATURES

 Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, each of the Registrants certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Boston, and The Commonwealth of Massachusetts, on the 29th day of September, 1998.

                       PUTNAM ARIZONA TAX EXEMPT INCOME FUND
                       PUTNAM FLORIDA TAX EXEMPT INCOME FUND
                       PUTNAM MASSACHUSETTS TAX EXEMPT
                       INCOME FUND
                       PUTNAM MICHIGAN TAX EXEMPT INCOME FUND
                       PUTNAM MINNESOTA TAX EXEMPT INCOME FUND

                    PUTNAM NEW JERSEY TAX EXEMPT INCOME FUND
                       PUTNAM OHIO TAX EXEMPT INCOME FUND
                       PUTNAM PENNSYLVANIA TAX EXEMPT INCOME FUND

                            By: Gordon H. Silver, Vice President

 Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statements of Putnam Arizona Tax Exempt Income Fund, Putnam Florida Tax Exempt Income Fund, Putnam Massachusetts Tax Exempt Income Fund, Putnam Michigan Tax Exempt Income Fund, Putnam Minnesota Tax Exempt Income Fund, Putnam New Jersey Tax Exempt Income Fund, Putnam Ohio Tax Exempt Income Fund and Putnam Pennsylvania Tax Exempt Income Fund has been signed on its behalf by the persons undersigned in the capacities and on the dates indicated.

Signature   Title

    George Putnam                   President and Chairman of
                                    the Board;  Principal
                                    Executive Officer; Trustee

    John D. Hughes                  Senior Vice President,
                                    Treasurer and Principal
                                    Financial Officer
    Paul G. Bucuvalas               Assistant Treasurer and
Principal
                                    Accounting Officer
    Jameson A. Baxter               Trustee
    Hans H. Estin                   Trustee
    John A. Hill                    Trustee
    Ronald J.Jackson                Trustee
    Paul L. Joskow                  Trustee
    Elizabeth T. Kennan             Trustee
    John H. Mullin, III             Trustee
    Lawrence J. Lasser              Trustee
    Robert E. Patterson             Trustee
    Donald S. Perkins               Trustee
    William F. Pounds               Trustee
    George Putnam, III              Trustee
     A.J.C. Smith                   Trustee
    W. Thomas Stephens              Trustee
    W. Nicholas Thorndike           Trustee

                                    By:   Gordon H. Silver, as
                                    Attorney-in-Fact
                                    September 29, 1998

                                 Exhibit Index


16.      Schedules for computation of performance
                   quotations for

                   Arizona  -- Exhibit 1.
         Schedules for computation of performance quotations for Florida -- Exhibit 2.
         Schedules for computation of performance quotations for Massachusetts -- Exhibit 3.
         Schedules for computation of performance quotations for Michigan -- Exhibit 4.
         Schedules for computation of performance quotations for Minnesota -- Exhibit 5.
         Schedules for computation of performance quotations for New Jersey -- Exhibit 6.
         Schedules for computation of performance quotations for Ohio -- Exhibit 7.
         Schedules for computation of performance quotations for Pennsylvania -- Exhibit 8.

17a.     Financial Data Schedules for Class A shares         for
         Arizona - Exhibit9.
         Financial Data Schedules for Class A shares for Florida -- Exhibit 10.
         Financial Data Schedules for Class A shares for Massachusetts -- Exhibit 11.
         Financial Data Schedules for Class A shares for Michigan --Exhibit 12.
         Financial Data Schedules for Class A shares for
         Minnesota --Exhibit 13.
         Financial Data Schedules for Class A shares for New Jersey -- Exhibit 14.
         Financial Data Schedules for Class A shares for Ohio -- Exhibit 15.
         Financial Data Schedules for Class A shares for Pennsylvania --Exhibit 16.

17b.     Financial Data Schedules for Class B shares for
         Arizona --Exhibit17.
         Financial Data Schedules for Class B shares for Florida -- Exhibit 18.
         Financial Data Schedules for Class B shares for Massachusetts -- Exhibit 19.
         Financial Data Schedules for Class B shares for Michigan --Exhibit 20.
         Financial Data Schedules for Class B shares for Minnesota -- Exhibit 21.
         Financial Data Schedules for Class B shares for New Jersey -- Exhibit 22.
         Financial Data Schedules for Class B shares for Ohio -- Exhibit 23.
         Financial Data Schedules for Class B shares for Pennsylvania --Exhibit 24.

17c.     Financial Data Schedules for Class M shares
                        for Arizona --

                        Exhibit 25.
         Financial Data Schedules for Class M shares for Florida -- Exhibit 26.
         Financial Data Schedules for Class M shares for Massachusetts -- Exhibit 27.
         Financial Data Schedules for Class M shares for Michigan -- Exhibit 28.
         Financial Data Schedules for Class M shares for Minnesota --Exhibit 29.
         Financial Data Schedules for Class M shares for New Jersey -- Exhibit 30.
         Financial Data Schedules for Class M shares for Ohio -- Exhibit 31.
         Financial Data Schedules for Class M shares for Pennsylvania -- Exhibit 32.